                                                            File Nos. 333-96773
                                                                      811-08306
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
  Pre-Effective Amendment No.                                          [ ]
  Post-Effective Amendment No. 1                                       [X]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
  Amendment No. 23                                                     [X]

                        (Check appropriate box or boxes.)

     FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------------
     (Exact Name of Registrant)

     FIRST METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, CA                      92660
     ---------------------------------------------------------------------------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 989-3752

Name and Address of Agent for Service
    Richard C. Pearson
    Executive Vice President
    First MetLife Investors Insurance Company
    22 Corporate Plaza Drive
    Newport Beach, CA  92660
              (949) 629-1317

Copies to:
    W. Thomas Conner
    Sutherland Asbill & Brennan LLP
    1275 Pennsylvania Avenue, NW
    Washington, DC 20004-2415
    (202) 383-0590

It is proposed that this filing will become effective:

      immediately upon filing pursuant to paragraph (b) of Rule 485
-----
  X   on May 1, 2003, pursuant to paragraph (b) of Rule 485
-----
      60 days after filing pursuant to paragraph (a)(1) of Rule 485
-----
      on (date) pursuant to paragraph (a)(1) of Rule 485
-----

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:  Individual Variable Annuity Contracts

                                EXPLANATORY NOTE

================================================================================
This Post-Effective Amendment No. _ (the "Amendment") includes a new prospectus to be used on or after the effective date of the Amendment to offer individual variable annuity contracts with certain new product features (the "New Prospectus"). The New Prospectus appears first in the Amendment, followed by the prospectus for the existing contracts (the "Existing Prospectus"). Different versions of the Existing Prospectus may be created from the Amendment. The New Prospectus will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933 (or a certification will be filed pursuant to Rule 497(j)) and the different versions of the Existing Prospectus will be filed with the Commission pursuant to Rule 497. The Registrant undertakes to update this Explanatory Note, as needed, each time a Post-Effective Amendment is filed.
================================================================================

                                     PART A

                          The Variable Annuity Contract

                                    issued by

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                                       AND
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First MetLife Investors or we or us).

The annuity contract has 20 investment choices -- a fixed account which offers an interest rate which is guaranteed by us, and 19 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios. Effective for contracts issued on and after May 1, 2003, the fixed account of is not available as an investment choice during the accumulation phase of the contract, except in connection with an enhanced dollar cost averaging program.

MET INVESTORS SERIES TRUST (CLASS B):
         Met/AIM Mid Cap Core Equity Portfolio
         Met/AIM Small Cap Growth Portfolio
         Harris Oakmark International Portfolio
           (formerly State Street Research
           Concentrated International Portfolio)
         Janus Aggressive Growth Portfolio
         Lord Abbett Bond Debenture Portfolio
         Lord Abbett Growth and Income Portfolio
         MFS(R) Research International Portfolio
         Oppenheimer Capital Appreciation Portfolio
         PIMCO Inflation Protected Bond Portfolio
         PIMCO Innovation Portfolio
         PIMCO Money Market Portfolio
         PIMCO Total Return Portfolio
         Met/Putnam Research Portfolio
         T. Rowe Price Mid-Cap Growth Portfolio
           (formerly MFS(R) Mid Cap Growth Portfolio)
         Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC.:
         Davis Venture Value Portfolio (Class E)
         Harris Oakmark Focused Value Portfolio (Class B)
         Jennison Growth Portfolio (Class B)
         MetLife Stock Index Portfolio (Class B)

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.

To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus.
For a free copy of the SAI, call us at (800) 343-8496 or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.

The contracts:

     o    are not bank deposits
     o    are not FDIC insured
     o    are not insured by any federal government agency
     o    are not guaranteed by any bank or credit union
     o    may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2003

TABLE OF CONTENTS
                                                                            PAGE
INDEX OF SPECIAL TERMS
HIGHLIGHTS
FEE TABLES AND EXAMPLES
1. THE ANNUITY CONTRACT
         Market Timing
2. PURCHASE
         Purchase Payments
         Allocation of Purchase Payments
         Free Look
         Accumulation Units
         Account Value
         Contract Exchanges
3. INVESTMENT OPTIONS Transfers
         Dollar Cost Averaging Programs
         Three Month Market Entry Program
         Automatic Rebalancing Program
         Asset Allocation Programs
         Voting Rights
         Substitution of Investment Options
4. EXPENSES
         Product Charges
         Account Fee
         Guaranteed Minimum Income Benefit - Rider Charge
         Withdrawal Charge
         Reduction or Elimination of the Withdrawal Charge
         Premium and Other Taxes
         Transfer Fee
         Income Taxes
         Investment Portfolio Expenses
5. ANNUITY PAYMENTS (THE INCOME PHASE)
         Annuity Date
         Annuity Payments
         Annuity Options
         Guaranteed Minimum Income Benefit
6. ACCESS TO YOUR MONEY
         Systematic Withdrawal Program
         Suspension of Payments or Transfers
7. PERFORMANCE
8. DEATH BENEFIT
         Upon Your Death
         Standard Death Benefit - Principal Protection
         Optional Death Benefit - Annual Step-Up
         General Death Benefit Provisions
         Spousal Continuation
         Death of the Annuitant
         Controlled Payout
9. FEDERAL INCOME TAX STATUS
         Taxation of Non-Qualified Contracts
         Taxation of Qualified Contracts
         Foreign Tax Credits.
         Possible Tax Law Changes
10. OTHER INFORMATION
         First MetLife Investors
         The Separate Account
         Distributor
         Requests and Elections
         Ownership
         Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios

APPENDIX C
EDCA Examples with Multiple Purchase Payments

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus, which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
                                                                            PAGE
                                                                            ----

Account Value
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Fixed Account
Income Base
Income Phase
Investment Portfolios
Joint Owner
Owner
Purchase Payment
Separate Account

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account (excludes the accumulation phase for contracts issued on and after May 1, 2003) and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the Guaranteed Minimum Income Benefit ("GMIB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you elect the GMIB. (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

FREE LOOK. You may cancel the contract within 10 days after receiving it. You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

INQUIRIES. If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                                 P.O. Box 10366
                           Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at www.metlifeinvestors.com for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES TABLE

WITHDRAWAL CHARGE (Note 1)
   (as a percentage of purchase payments               7%

TRANSFER FEE (Note 2)                                  $0  (First 12 per year)
                                                       $25 (Thereafter)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See Expenses - Withdrawal Charge.)

Number of Complete Years from           Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
---------------------------           -----------------------
          0                                     7
          1                                     6
          2                                     6
          3                                     5
          4                                     4
          5                                     3
          6                                     2
          7 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

PERIODIC FEES AND EXPENSES TABLE *

ACCOUNT FEE (Note 1)                               $30

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGE

  If no optional death benefit is selected         0.50% of Income Base (Note 2)
  If an optional death benefit is selected         0.45% of Income Base (Note 2)

SEPARATE ACCOUNT ANNUAL EXPENSES (referred to as Separate Account Product Charges) (as a percentage of average account value in the Separate Account)

  Mortality and Expense Charge                     1.05%
  Administration Charge                            0.25%
  Total Separate Account Annual Expenses           1.30%

Death Benefit Rider Charges (Optional)
(as a percentage of average account value in the Separate Account)

  Annual Step-Up Death Benefit                     0.20%

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

* Certain periodic fees and expenses for contracts issued before May 1, 2003, are different. (See "Expenses.")

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment
Portfolio Operating Expenses                         Minimum           Maximum
                                                     -------           -------
(expenses that are deducted from                      0.56%             2.64%
investment portfolio assets, including
management fees, 12b-1/service fees, and other expenses)


INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                               Met/AIM             Harris               Lord        Lord       MFS(R)                 PIMCO
                    MET        Mid Cap   Met/AIM   Oakmark   Janus      Abbett      Abbett     Research  Oppenheimer  Inflation
                    INVESTORS  Core      Small Cap Inter-    Aggressive Bond        Growth and Inter-    Capital      Protected
                    SERIES     Equity    Growth    national  Growth     Debenture   Income     national  Appreciation Bond
                    TRUST      Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio  Portfolio Portfolio    Portfolio(2)
                    ---------  --------- --------- --------- ---------- ----------- ---------- --------- ------------ ------------
Management Fees                   0.75%     0.90%     0.85%      0.80%      0.60%      0.58%      0.80%     0.65%         0.50%

12b-1/Service Fees                0.25%     0.25%     0.25%      0.25%      0.25%      0.25%      0.25%     0.25%         0.25%

Other Expenses                    0.91%     1.17%     1.54%      0.64%      0.20%      0.10%      1.02%     0.32%         0.35%

Total Annual                      1.91%     2.32%     2.64%      1.69%      1.05%      0.93%      2.07%     1.22%         1.10%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual Portfolio
  Expense                         1.20%     1.30%     1.45%      1.15%      1.00%                 1.35%     1.00%         0.95%

The Net Total Portfolio Expenses in this Note have been restated to reflect contractual arrangements in effect as of May 1, 2003, under which investment advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios.

Each of these arrangements terminates on April 30, 2004 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangement.

The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2002.

NOTE 2. This investment portfolio is expected to be available for investment on or about May 1, 2003, and portfolio expenses are estimated for the year ended December 31, 2003.

continued below

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                             T. Rowe   Third     METRO-               Harris
                              PIMCO     PIMCO                Price     Avenue    POLITAN    Davis     Oakmark             Metlife
                   PIMCO      Money     Total     Met/Putnam Mid-Cap   Small Cap SERIES     Venture   Focused   Jennison  Stock
                   Innovation Market    Return    Research   Growth    Value     FUND       Value     Value     Growth    Index
                   Portfolio  Portfolio Portfolio Portfolio  Portfolio Portfolio INC.       Portfolio Portfolio Portfolio Portfolio
                   ---------- --------- --------- ---------- --------- --------- ---------- --------- --------- --------- ---------
Management Fees         0.95%    0.40%     0.50%     0.80%     0.75%     0.75%                0.75%      0.75%     0.68%   0.25%

12b-1/Service Fees      0.25%    0.25%     0.25%     0.25%     0.25%     0.25%                0.15%      0.25%     0.25%   0.25%

Other Expenses          0.76%    0.21%     0.15%     0.33%     0.51%     0.69%                0.05%      0.07%     0.06%   0.06%

Total Annual            1.96%    0.86%     0.90%     1.38%     1.51%     1.69%                0.95%      1.07%     0.99%   0.56%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense     1.35%                        1.15%     1.20%     1.25%

The Net Total Portfolio Expenses in this Note have been restated to reflect contractual arrangements in effect as of May 1, 2003, under which investment advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios.

Each of these arrangements terminates on April 30, 2004 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangement.

The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended December 31, 2002.

NOTE 2. This investment portfolio is expected to be available for investment on or about May 1, 2003, and portfolio expenses are estimated for the year ended December 31, 2003.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Annual Step-Up Death Benefit and the Guaranteed Minimum Income Benefit rider, which is the most expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.50% on an annual basis.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR
        ------           ------           ------           -------

 (a) $ 1,176.62    (a) $ 1,971.51    (a) $ 2,748.61    (a) $ 4,791.11
 (b) $   971.30    (b) $ 1,372.10    (b) $ 1,778.08    (b) $ 3,000.73

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR
        ------           ------           ------           -------

 (a) $   476.62    (a) $ 1,431.51    (a) $ 2,388.61    (a) $ 4,791.11
 (b) $   271.30    (b) $   832.10    (b) $ 1,418.08    (b) $ 3,000.73

CHART 2. Chart 2 below assumes that you do not select the optional death benefit rider or the Guaranteed Minimum Income Benefit rider, which is the least expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.30% on an annual basis.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR
        ------           ------           ------           -------

 (a) $ 1,112.91    (a) $ 1,788.29    (a) $ 2,456.57    (a) $ 4,274.99
 (b) $   906.25    (b) $ 1,176.79    (b) $ 1,452.55    (b) $ 2,352.16

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR
        ------           ------           ------           -------

 (a) $   412.91    (a) $ 1,248.29    (a) $ 2,096.57    (a) $ 4,274.99
 (b) $   206.25    (b) $   636.79    (b) $ 1,092.55    (b) $ 2,352.16

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

Except as described below, the contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.

EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF FIRST METLIFE INVESTORS IS NOT AVAILABLE AS AN INVESTMENT CHOICE DURING THE ACCUMULATION PHASE OF THE CONTRACT, EXCEPT IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM, AND NO TRANSFER WILL BE PERMITTED INTO THE FIXED ACCOUNT UNTIL THE INCOME PHASE OF THE CONTRACT. ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT DURING THE ACCUMULATION PHASE (EXCEPT FOR THE ENHANCED DOLLAR COST AVERAGING PROGRAM) SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

MARKET TIMING

The contracts and the underlying investment portfolios are not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios. These kinds of strategies and transfer activities are disruptive to the underlying investment portfolios in which the Separate Account invests. If we determine that the exercise of the transfer right by you among the investment portfolios is or would be disruptive to the underlying portfolios or may disadvantage other owners, we may, in accordance with the terms of the contracts, impose restrictions on the allocation of purchase payments or transfers of account value. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers.")

2. PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any purchase payment. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.

o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified), unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

o    We will accept a different amount if required by federal tax law.





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We may terminate your contract by paying you the account value in one sum if, before the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000, and the account value on or after the end of such two year period is less than $2,000, or any lower amount required by federal tax laws.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o    a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if your most recent purchase payment allocation included an allocation to the EDCA program, we will allocate your additional payments to the investment portfolios selected under the EDCA program. You may change your allocation instructions at any time by notifying us in writing or by calling us. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day.

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

         (1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

         (2) multiplying it by one minus the Separate Account product charges (including any death benefit rider charge) for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

CONTRACT EXCHANGES

From time to time, we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser.

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

3. INVESTMENT OPTIONS

The contract offers 19 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE PORTFOLIO PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.





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Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate First MetLife Investors and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

         Met/AIM Mid Cap Core Equity Portfolio
         Met/AIM Small Cap Growth Portfolio
         Harris Oakmark International Portfolio
           (formerly State Street Research
           Concentrated International Portfolio)
         Janus Aggressive Growth Portfolio
         Lord Abbett Bond Debenture Portfolio
         Lord Abbett Growth and Income Portfolio
         MFS(R) Research International Portfolio
         Oppenheimer Capital Appreciation Portfolio
         PIMCO Inflation Protected Bond Portfolio
         PIMCO Innovation Portfolio
         PIMCO Money Market Portfolio
         PIMCO Total Return Portfolio
         Met/Putnam Research Portfolio
         T. Rowe Price Mid-Cap Growth Portfolio
           (formerly MFS(R) Mid Cap Growth Portfolio)
         Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. Metropolitan Life Insurance Company is the subinvestment manager for the MetLife Stock Index Portfolio. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

         Davis Venture Value Portfolio (Class E)
         Harris Oakmark Focused Value Portfolio (Class B)
         Jennison Growth Portfolio (Class B)
         MetLife Stock Index Portfolio (Class B)

TRANSFERS

You can transfer a portion of your account value among the fixed account (excludes the accumulation phase for contracts issued on or after May 1, 2003) and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers during the accumulation phase, but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "The Annuity Contract - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.





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You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. The following apply to any transfer:

     o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

     o Your request for transfer must clearly state how much the transfer is for.

     o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

     o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

During the accumulation phase, your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more owners with interests in the investment portfolio is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that is considered by us to be to the disadvantage of other owners. We will notify you in advance of any restrictions on transfers by written notice. A limitation or modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

      o    The requirement of a minimum time period between each transfer;

      o Not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner;

      o Limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time;

      o Requiring that a written transfer request be provided to us, signed by an owner.

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any of the following conditions exist:

      o    The credited interest rate is equal to the guaranteed minimum rate;

      o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

      o A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone or other means acceptable to us. To elect this option, you must first provide us with a notice in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information-- Requests and Elections.") All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of a day when we receive a notice containing all the required information necessary to process the request.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Asset Allocation Programs.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1. STANDARD DOLLAR COST AVERAGING (DCA)

          This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

          The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

          You can make subsequent purchase payments while you have an active EDCA account in effect; provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.

     o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

     o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.





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     o    Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the program, all money remaining in your EDCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. If a Dollar Cost Averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a Dollar Cost Averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

         Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We currently make available an asset allocation program called the Asset Allocation Solution. Asset allocation is the process of investing in different asset classes - such as equity funds, fixed income funds and money market funds
- depending on your personal investing goals, tolerance for risk and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk of volatility of investing, although there is no guarantee, and asset allocation does not insure a profit or protect against loss in a declining market. The Asset Allocation Solution program is fully described in a brochure, and this brochure and the terms of the program should be reviewed with your account representative or other financial adviser.

If you elect to participate in the program, you must select one of five asset allocation strategies, each of which represents a diversified allocation of your account value allocated to the Separate Account among investment portfolios with a different level of risk. The strategies are: defensive allocation; moderate allocation; balanced allocation; growth allocation and aggressive allocation. Upon selection of a strategy, we will allocate all purchase payments in accordance with the percentage allocations provided for in such strategy. Each strategy will be updated periodically (at least annually) in light of changing circumstances and risks of the portfolios. By electing to participate in the program, you authorize us to automatically reallocate your account value allocated to the Separate Account to reflect the updated strategy.

Your participation in the Program is subject to the program's terms and conditions, and you may terminate your participation or change strategies at any time upon notice to us. We reserve the right to modify or terminate the program.

RECOGNIZED PROGRAMS. We also recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs. We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative system and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.

If you participate in a recognized asset allocation program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees, excluding limits on market timing. (See "The Annuity Contract - Market Timing.")

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT PORTFOLIOS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.05% of the average daily net asset value of each investment portfolio. We reserve the right to impose an increased mortality and expense charge on any investment portfolio that we may add to the contract in the future. The amount of the increased charge will not exceed 0.25% of average daily net assets in such investment portfolio. For contracts issued prior to May 1, 2003, the Mortality and Expense Charge on an annual basis is 1.15% of the average daily net asset value of each investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

DEATH BENEFIT RIDER CHARGES. If you select the following death benefit rider, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentage below of the average daily net asset value of each investment portfolio:

         Annual Step-Up Death Benefit                                    0.20%

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the date when your contract was issued), we will deduct $30 from your contract as an account fee if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted prorata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A prorata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit (GMIB) rider which you can select when you purchase the contract. If you select the GMIB rider, we will assess a charge during the accumulation phase equal to 0.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a discussion of how the income base is determined) at the time the rider charge is assessed. This charge is reduced to 0.45% of the income base in the event that you elect the optional Annual Step-Up Death Benefit. (See "Death Benefit.")

The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a prorata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value prorata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.

WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

          (1) Earnings in your contract (earnings are equal to account value, less purchase payments not previously withdrawn); then

          (2)  The free withdrawal amount described below; then

          (3) Purchase payments not previously withdrawn, in the order such purchase payments were made; the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

                                     Withdrawal Charge (% of
   Number of Complete Years              Purchase Payment)
from Receipt of Purchase Payment
                0                              7
                1                              6
                2                              6
                3                              5
                4                              4
                5                              3
                6                              2
                7 and thereafter               0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.

NOTE:  For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.





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NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you, or your joint owner, becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement an the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues to contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the anniversary date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you, or your joint owner, are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on purchase payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.





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5. ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,
o    the available investment portfolio(s), or
o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

          (1) the value of your contract in the investment portfolio(s) on the annuity date,

          (2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

          (3)  the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.





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ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account. After commencement of a period certain variable annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you can elect the Guaranteed Minimum Income Benefit (GMIB) rider. You can only elect the GMIB at the time you purchase the contract and if you are age 75 or less. Once the GMIB is elected, the rider cannot be terminated except as described below. The GMIB may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

The GMIB is designed to provide you a predictable level of future income (for life) regardless of investment performance or actual account value. Annuity payments under the specified life annuity options described below are determined by applying the value of the income base, as described below, to the GMIB Annuity Table specified in the GMIB rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. You retain the right to receive annuity payments at any time under the basic terms of your contract at the higher of guaranteed or current annuity purchase rates. The amount of lifetime income that the GMIB guarantees may be less than the amount of income that would be provided by applying your contract value on your annuity dates to then current payout rates.

Upon the exercise of the GMIB, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payment (The Income Phase).")

When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:

o a life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

o        a joint survivor life annuity with a 10 year period certain.

EXAMPLE OF GMIB:

For a male age 55 with an initial purchase payment of $100,000 and no subsequent purchase payments or partial withdrawals, the following minimum (floor) of fixed income is guaranteed under the GMIB for various ages at which annuity payments begin:

  Issue Age:               Age when payments begin       Minimum Monthly Annuity
                                                                Payments

      55                            65                           $  788
                                    70                           $1,187
                                    75                           $1,812

The example does not show the impact of the Highest Anniversary Value (see below) and it also does not reflect the impact of any applicable premium taxes.

EXERCISING THE GMIB:

         You may only elect an annuity date that is within 30 days after any contract anniversary beginning with the 10th contract anniversary. If you have a qualified contract, the commencement of payments is controlled by the plan and the amount of the payment must meet minimum required distribution requirements.

         Nevertheless, you must elect an annuity date on or before the 30th day following the contract anniversary immediately after your 85th birthday.

TERMINATING THE GMIB RIDER:

The GMIB rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the GMIB rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o        The date you make a complete withdrawal of your account value;

o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o        Change of the owner, for any reason, unless we otherwise agree.

First MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

INCOME BASE

The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: on the issue date, the Highest Anniversary Value is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

         (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

                  (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

                  (2) If total partial withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding partial withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB payment and charges for the GMIB rider.

While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will deemed to be the owner in determining the income base and GMIB payment. If joint owners are named, the age of the oldest owner will be used to determine the income base.

The election of the GMIB may or may not satisfy the minimum distribution requirements. You should contact your own tax adviser about your circumstances.

6. ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1) by making a withdrawal (either a partial or a complete withdrawal);

(2) by electing to receive annuity payments; or

(3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

         o        less any applicable withdrawal charge,
         o        less any premium or other tax,
         o        less any account fee, and
         o        less any applicable prorata GMIB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made prorata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o    trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

7. PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge or GMIB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charge, GMIB rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the Guaranteed Minimum Income Benefit using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

The SAI contains performance information. Future performance will vary and results shown are not necessarily repress`entative of future results.

8. DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the optional death benefit rider. The death benefits are described below. Check your contract and riders for the specific provisions applicable. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION

The death benefit will be the greater of:

(1) the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.

OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP

The Annual Step-Up death benefit will be the greatest of:

(1)  the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)  the highest anniversary value, as defined below.

On the date we issue the contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

     o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date;" and

     o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond her or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax laws also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60-day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract". The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

         o   made on or after the taxpayer reaches age 59 1/2;

         o   made on or after the death of an owner;

         o   attributable to the taxpayer's becoming disabled;

         o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

         o under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2003, $3,000 plus, for owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit rider in the contract comports with IRA qualification requirements. The IRS conceivably may take the position that use of an optional death benefit rider adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $8,000 for 2003 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 15% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

SECTION 457(B) PLANS. A 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain taxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS.

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

FIRST METLIFE INVESTORS

First MetLife Investors was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers. First MetLife Investors is licensed to do business only in the State of New York.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in First MetLife Investors' name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 7.0% of purchase payments. Under certain circumstances, we may pay annual trail commissions up to 1.20% of account value (less an purchase payments received within the previous 12 months).
Non-cash compensation may also be paid to broker dealers in forms such as expenses for conference trips, awards, prizes, and gifts as permitted by applicable regulatory requirements. Sometimes, we may enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commissions.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

     Requests for service may be made:

               o    Through your registered representative

               o By telephone at 1-800-343-8496 between the hours of 7:30 AM and 5:30PM Central Time, Monday through Thursday and 7:30AM and 5:00 PM Central Time on Friday

               o    In writing to our Annuity Service Center

               o    By fax at (515) 457-4400.

All other requests must be in written form, satisfactory to us.

We do not currently offer Internet transactions capability to owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or other means are genuine. Any telephone or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the Annuity Service Center.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can generally be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

Our consolidated financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Matters
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following chart lists the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2002. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)

CHART - Contracts with Annual Step-Up Death Benefit (total separate account product charges equal 1.40% on an annual basis)

                                                       Period Ended
                                                       12/31/02
--------------------------------------------------------------------------------
Met Investors Series Trust (Class B):

Janus Aggressive Growth Sub-Account
     Beginning of Period                                5.427334
     End of Period                                      5.200438
     Number of Accum. Units Outstanding                 652.1177

Met/AIM Mid Cap Core Equity Sub-Account
     Beginning of Period                                9.483862
     End of Period                                      9.665975
     Number of Accum. Units Outstanding                 10.0000

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period                                8.463565
     End of Period                                      8.472945
     Number of Accum. Units Outstanding                 659.4062

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                                13.064969
     End of Period                                      13.705136
     Number of Accum. Units Outstanding                 5,661.9526

Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                33.126810
     End of Period                                      33.421284
     Number of Accum. Units Outstanding                 4,234.4157

MFS(R) Research International Sub-Account
     Beginning of Period                                7.219350
     End of Period                                      7.289280
     Number of Accum. Units Outstanding                 1,896.2515

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period                                6.386502
     End of Period                                      6.283863
     Number of Accum. Units Outstanding                 2,872.2497

PIMCO Innovation Sub-Account
     Beginning of Period                                2.908840
     End of Period                                      2.960358
     Number of Accum. Units Outstanding                 12.1589

PIMCO Total Return Sub-Account
     Beginning of Period                                11.140421
     End of Period                                      11.355362
     Number of Accum. Units Outstanding                 51,024.5764

PIMCO Money Market Sub-Account
     Beginning of Period                                10.131401
     End of Period                                      10.122875
     Number of Accum. Units Outstanding                 876.9102

Met/Putnam Research Sub-Account
     Beginning of Period                                6.334875
     End of Period                                      6.298411
     Number of Accum. Units Outstanding                 186.8630

Harris Oakmark International Sub-Account
(formerly State Street Research
Concentrated International Sub-Account)
     Beginning of Period                                8.635255
     End of Period                                      8.832552
     Number of Accum. Units Outstanding                 193.7673

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS(R) Mid Cap Growth Sub-Account)
     Beginning of Period                                4.587918
     End of Period                                      4.545270
     Number of Accum. Units Outstanding                 1,303.5603

Third Avenue Small Cap Value Portfolio
     Beginning of Period                                 7.715812
     End of Period                                       8.232502
     Number of Accum. Units                              298.5017

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period                                8.392961
     End of Period                                      8.289818
     Number of Accum. Units Outstanding                 1,031.9781

New England Zenith Fund:

Davis Venture Value Sub-Account (Class E)
     Beginning of Period                                8.295268
     End of Period                                      8.357717
     Number of Accum. Units Outstanding                 1,879.7995

Harris Oakmark Focused Value Sub-Account (Class B)
     Beginning of Period                                10.335789
     End of Period                                      10.713489
     Number of Accum. Units Outstanding                 1,103.1435

Jennison Growth Series (Class B)
     Beginning of Period                                7.954124
     End of Period                                      7.628086
     Number of Accum. Units Outstanding                 986.1596

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

MET/AIM  MID CAP CORE EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: The Harris Oakmark International
Portfolio seeks long-term growth of capital.

JANUS AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

LORD ABBETT BOND DEBENTURE PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

Investment Objective: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO INNOVATION PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. [AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.]

PIMCO TOTAL RETURN PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

MET/PUTNAM RESEARCH PORTFOLIO

INVESTMENT OBJECTIVE: The Met/Putnam Research Portfolio seeks capital appreciation.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

INVESTMENT OBJECTIVE: The investment objective of the Davis Venture Value Portfolio is growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the Harris Oakmark Focused Value Portfolio is long-term capital appreciation.

JENNISON GROWTH PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the Jennison Growth Portfolio is long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

To order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                                        Account Values
                                                                           ------------------------------------------
   Beginning of    Amount Allocated      Actual EDCA           EDCA            1st Payment           2nd Payment
      Month            to EDCA            Transfer        Account Value           Bucket               Bucket
----------------- ------------------- ------------------ ----------------- --------------------- --------------------
      1                        12000          2000                10000            10000
      2                                       2000                 8095             8095
      3                                       2000                 6172             6172
      4                         6000          3000                 9230             3230                  6000
      5                                       3000                 6309              261                  6048
      6                                       3000                 3359                0                  3359
      7                                       3000                  386                0                   386
      8                                        389                    0                0                     0
      9                                          0                    0                0                     0
     10                                          0                    0                0                     0
     11                                          0                    0                0                     0
     12                                          0                    0                0                     0
     13                                          0                    0                0                     0
     14                                          0                    0                0                     0
     15                                          0                    0                0                     0

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12)- EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                                         Account Values
                                                                              --------------------------------------
      Beg of        Amount Allocated      Actual EDCA            EDCA            1st Payment        2nd Payment
       Month            to EDCA             Transfer         Account Value         Bucket              Bucket
------------------ ------------------- ------------------- ------------------ ------------------ -------------------
          1                24000                2000               22000             22000
          2                                     2000               20209             20209
          3                                     2000               18401             18401
          4                                     2000               16575             16575
          5                                     2000               14732             14732
          6                12000                3000               23872             11872                12000
          7                                     3000               21801              8985                12096
          8                                     3000               18262              6070                12192
          9                                     3000                5417              3128                12289
         10                                     3000               12545               157                12387
         11                                     3000                9645                 0                 9645
         12                                     3000                6722                 0                 6722
         13                                     3000                3776                 0                 3776
         14                                     3000                 806                 0                  806
         15                                      812                   0                 0                    0

                          The Variable Annuity Contract

                                    issued by

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                                       AND
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First MetLife Investors or we or us).

The annuity contract has 54 investment choices -- a fixed account which offers an interest rate which is guaranteed by us, and 53 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios. Effective for contracts issued on and after May 1, 2003, the fixed account is not available as an investment choice during the accumulation phase of the contract, except in connection with an enhanced dollar cost averaging program.

AIM Variable Insurance Funds (Series 2):

                         AIM V.I. Capital Appreciation Fund
                         AIM V.I. International Growth Fund
                         AIM V.I. Premier Equity Fund

Alliance Variable Products Series Fund, Inc. (Class B):

                         AllianceBernstein Premier Growth Portfolio
                         AllianceBernstein Real Estate Investment Portfolio

Fidelity Variable Insurance Products Fund (Service Class 2):

                         VIP Equity-Income Portfolio
                         VIP Growth Portfolio
                         VIP High Income Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 2):

                         Franklin Small Cap Fund
                         Mutual Shares Securities Fund
                         Templeton Developing Markets Securities Fund
                         Templeton Foreign Securities Fund

Met Investors Series Trust (Class B):

                         Met/AIM Mid Cap Core Equity Portfolio
                         Met/AIM Small Cap Growth Portfolio
                         Harris Oakmark International Portfolio
                         Janus Aggressive Growth Portfolio
                         J.P. Morgan Quality Bond Portfolio
                         J.P. Morgan Select Equity Portfolio
                         Lord Abbott America's Value Protfolio
                         Lord Abbett Bond Debenture Portfolio
                         Lord Abbett Growth and Income Portfolio
                         Lord Abbett Growth Opportunities Portfolio
                         Lord Abbett Mid-Cap Value Portfolio
                         MFS Research International Portfolio
                         Oppenheimer Capital Appreciation Portfolio
                         PIMCO Inflation Protected Bond Portfolio
                         PIMCO Innovation Portfolio
                         PIMCO Money Market Portfolio
                         PIMCO Total Return Portfolio
                         Met/Putnam Capital Opportunities Portfolio
                         Met/Putnam Research Portfolio
                         T. Rowe Price Mid-Cap Growth Portfolio
                         Third Avenue Small Cap Value Portfolio

Metropolitan Series Fund, Inc. (Class B and E):

                         Capital Guardian U.S. Equity Portfolio (Class B) Davis Venture Value Portfolio (Class E)
                         Harris Oakmark Focused Value Portfolio (Class B) Jennison Growth Portfolio (Class B)
                         MetLife Stock Index Portfolio (Class B)
                         MFS Investors Trust Portfolio (Class B)
                         MFS Research Managers Portfolio (Class B)
                         MFS Total Return Portfolio (Class B)
                         Met/Putnam Voyager Portfolio (Class B)
                         Putnam International Stock Portfolio (Class B)

MFS Variable Insurance Trust (Service Class):

                         MFS Emerging Growth Series
                         MFS High Income Series
                         MFS New Discovery Series
                         MFS Strategic Income Series

PIMCO Variable Insurance Trust (Administrative Class):

                         PIMCO High Yield Portfolio
                         PIMCO Low Duration Portfolio
                         PIMCO StocksPLUS Growth and Income Portfolio

Putnam Variable Trust (Class IB):

                         Putnam VT Equity-Income Fund
                         Putnam VT Growth and Income Fund
                         Putnam VT Vista Fund

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.

To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2003. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: 22 Corporate Plaza Drive, Newport Beach, CA 92660-7901.

The contracts:

     o    are not bank deposits
     o    are not FDIC insured
     o    are not insured by any federal government agency
     o    are not guaranteed by any bank or credit union
     o    may be subject to loss of principal

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

May 1, 2003

TABLE OF CONTENTS
                                                                            PAGE
INDEX OF SPECIAL TERMS
HIGHLIGHTS
FEE TABLES AND EXAMPLES
1. THE ANNUITY CONTRACT
         Market Timing
2. PURCHASE
         Purchase Payments
         Allocation of Purchase Payments
         Free Look
         Accumulation Units
         Account Value
         Contract Exchanges
3. INVESTMENT OPTIONS
         Transfers
         Dollar Cost Averaging Programs
         Three Month Market Entry Program
         Automatic Rebalancing Program
         Asset Allocation Programs
         Voting Rights
         Substitution of Investment Options
4. EXPENSES
         Product Charges
         Account Fee
         Guaranteed Minimum Income Benefit - Rider Charge
         Withdrawal Charge
         Reduction or Elimination of the Withdrawal Charge
         Premium and Other Taxes
         Transfer Fee
         Income Taxes
         Investment Portfolio Expenses
5. ANNUITY PAYMENTS (THE INCOME PHASE)
         Annuity Date
         Annuity Payments
         Annuity Options
         Guaranteed Minimum Income Benefit
6. ACCESS TO YOUR MONEY
         Systematic Withdrawal Program
         Suspension of Payments or Transfers
7. PERFORMANCE
8. DEATH BENEFIT
         Upon Your Death
         Standard Death Benefit - Annual Step-Up
         General Death Benefit Provisions
         Spousal Continuation
         Death of the Annuitant
         Controlled Payout
9. FEDERAL INCOME TAX STATUS
         Taxation of Non-Qualified Contracts
         Taxation of Qualified Contracts
         Foreign Tax Credits.
         Possible Tax Law Changes
10. OTHER INFORMATION
         First MetLife Investors
         The Separate Account
         Distributor
         Requests and Elections
         Ownership
         Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Condensed Financial Information

APPENDIX B
Participating Investment Portfolios

APPENDIX C
EDCA Examples with Multiple Purchase Payments

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus, which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
                                                                            PAGE
                                                                            ----

Account Value
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Fixed Account
Income Base
Income Phase
Investment Portfolios
Joint Owner
Owner
Purchase Payment
Separate Account

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account (excludes the accumulation phase for contracts issued on and after May 1, 2003) and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose fixed and variable income options. You can also select the Guaranteed Minimum Income Benefit ("GMIB").

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you elect the GMIB. (See "Guaranteed Minimum Income Benefit.")

You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of each payment is the same for the income phase.

TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA, 401 plan or 403(b) plan), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")

FREE LOOK. You may cancel the contract within 10 days after receiving it. You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period.

TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.

INQUIRIES. If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                                 P.O. Box 10366
                           Des Moines, Iowa 50306-0366
                                 (800) 343-8496

ELECTRONIC DELIVERY. As an owner you may receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents. Contact us at www.metlifeinvestors.com for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES TABLE

WITHDRAWAL CHARGE (Note 1)
   (as a percentage of purchase payments                7%

TRANSFER FEE (Note 2)                                   $0  (First 12 per year)
                                                        $25 (Thereafter)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See Expenses - Withdrawal Charge.)

Number of Complete Years from           Withdrawal Charge
Receipt of Purchase Payment           (% of Purchase Payment)
---------------------------           -----------------------
          0                                     7
          1                                     6
          2                                     6
          3                                     5
          4                                     4
          5                                     3
          6                                     2
          7 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

PERIODIC FEES AND EXPENSES TABLE *

ACCOUNT FEE (Note 1)                                        $30

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER CHARGE       0.50% of Income Base
                                                            (Note 2)

SEPARATE ACCOUNT ANNUAL EXPENSES (referred to as Separate
Account Product Charges) (as a percentage of average account value in the Separate Account)

  Mortality and Expense Charge                               1.15%
  Administration Charge                                      0.25%
  Total Separate Account Annual Expenses                     1.40%

Note 1. An Account Fee of $30 is charged on the last day of each contract year if account value is less than $50,000.

Note 2. See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit" for a definition of the term Income Base.

* Certain periodic fees and expenses for contracts issued before May 1, 2003, are different. (See "Expenses.")

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment
Portfolio Operating Expenses                         Minimum           Maximum
                                                     -------           -------
(expenses that are deducted from                      0.56%             2.64%
investment portfolio assets, including
management fees, 12b-1/service fees, and other expenses)

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.

                                                                  ALLIANCE-
                                                                  BERNSTEIN  Alliance- Alliance-
                    AIM       AIM V.I.     AIM V.I.      AIM V.I. VARIABLE   Bernstein Bernstein    FIDELITY  VIP
                    VARIABLE  Capital      International Premier  PRODUCTS   Premier   Real Estate  VARIABLE  Equity-   VIP
                    INSURANCE Appreciation Growth        Equity   SERIES     Growth    Investment   INSURANCE Income    Growth
                    FUNDS     Fund         Fund          Fund     FUND, INC. Portfolio Portfolio(2) PRODUCTS  Portfolio Portfolio
                    --------- ------------ ------------- -------- ---------- --------- ------------ --------- --------- ---------
Management Fees                  0.61%         0.74%       0.61%                1.00%      0.90%                0.48%      0.58%

12b-1/Service Fees               0.25%         0.25%       0.25%                0.25%      0.25%                0.25%      0.25%

Other Expenses                   0.24%         0.35%       0.24%                0.06%      0.37%                0.10%      0.10%

Total Annual                     1.10%         1.34%       1.10%                1.31%      1.52%                0.83%      0.93%
  Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense
Voluntary
Contractual
Termination of
  Contract


The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended
December 31, 2002.

NOTE 2. The AllianceBernstein Variable Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to
1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page







INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.


                              FRANKLIN
                              TEMPLETON                      Templeton                       Met/AIM
                    VIP       VARIABLE            Mutual     Developing Templeton  MET       Mid Cap   Met/AIM   Harris
                    High      INSURANCE Franklin  Shares     Markets    Foreign    INVESTORS Core      Small Cap Oakmark
                    Income    PRODUCTS  Small Cap Securities Securities Securities SERIES    Equity    Growth    International
                    Portfolio TRUST     Fund      Fund       Fund       Fund       TRUST     Portfolio Portfolio Portfolio
                    --------- --------- --------- ---------- ---------- ---------- --------- --------- --------- ---------
Management Fees       0.58%               0.53%     0.60%      1.25%       0.70%               0.75%     0.90%     0.85%

12b-1/Service Fees    0.25%               0.25%     0.25%      0.25%       0.25%               0.25%     0.25%     0.25%

Other Expenses        0.14%               0.31%     0.21%      0.33%       0.20%               0.91%     1.17%     1.54%

Total Annual          0.97%               1.09%     1.06%      1.83%       1.15%               1.91%     2.32%     2.64%
  Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense                       1.04%     1.05%                  1.13%               1.20%     1.30%     1.45%
Voluntary                                   x         x                      x
Contractual                                                                                      x         x         x
Termination of
  Contract                                                                                    4/30/04   4/30/04   4/30/04

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended
December 31, 2002.

NOTE 2. The AllianceBernstein Variable Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to
1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page







INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.

                              J.P.      J.P.      Lord         Lord       Lord        Lord          Lord
                    Janus     Morgan    Morgan    Abbett       Abbett     Abbett      Abbett        Abbett    MFS(R)
                    Agressive Quality   Select    America's    Bond       Growth and  Growth        Mid-Cap   Research
                    Growth    Bond      Equity    Value        Debenture  Income      Opportunities Value     International
                    Portfolio Portfolio Portfolio Portfolio(3) Portfolio  Portfolio   Portfolio     Portfolio Portfolio
                    --------- --------- --------- ------------ ---------- ----------- ------------- --------- -------------
Management Fees       0.80%     0.53%     0.62%      0.65%        0.60%      0.58%        0.70%        0.70%      0.80%

12b-1/Service Fees    0.25%     0.25%     0.25%      0.25%        0.25%      0.25%        0.25%        0.25%      0.25%

Other Expenses        0.64%     0.18%     0.18%      0.78%        0.20%      0.10%        1.03%        0.21%      1.02%

Total Annual          1.69%     0.96%     1.05%      1.68%        1.05%      0.93%        1.98%        1.16%      2.07%
  Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense   1.15%     0.95%                1.05%        1.00%                   1.15%                   1.35%
Voluntary
Contractual             x         x                    x            x                       x                       x
Termination of
  Contract           4/30/04   4/30/04              4/30/04      4/30/04                 4/30/04                 4/30/04


The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended
December 31, 2002.

NOTE 2. The AllianceBernstein Variable Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to
1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page





INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.

                                 PIMCO                                                                 T. Rowe   Third
                    Oppenheimer  Inflation               PIMCO     PIMCO      Met/Putnam               Price     Avenue
                    Capital      Protected    PIMCO      Money     Total      Capital       Met/Putnam Mid-Cap   Small Cap
                    Appreciation Bond         Innovation Market    Return     Opportunities Research   Growth    Value
                    Portfolio    Portfolio(3) Portfolio  Portfolio Portfolio  Portfolio     Portfolio  Portfolio Portfolio
                    ------------ ------------ ---------- --------- ---------- ------------- ---------- --------- ----------
Management Fees         0.65%       0.50%        0.95%     0.40%      0.50%       0.85%        0.80%      0.75%     0.75%

12b-1/Service Fees      0.25%       0.25%        0.25%     0.25%      0.25%       0.25%        0.25%      0.25%     0.25%

Other Expenses          0.32%       0.35%        0.76%     0.21%      0.15%       0.37%        0.33%      0.51%     0.69%

Total Annual            1.22%       1.10%        1.96%     0.86%      0.90%       1.47%        1.38%      1.51%     1.69%
  Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense     1.00%       0.95%        1.35%                                         1.15%      1.20%     1.25%
Voluntary
Contractual               x           x            x                                             x          x         x
Termination of
  Contract             4/30/04     4/30/04      4/30/04                                       4/30/04    4/30/04   4/30/04

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended
December 31, 2002.

NOTE 2. The AllianceBernstein Variable Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to
1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page




INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.

                                                       Harris
                                 Capital     Davis     Oakmark             MetLife   MFS(R)     MFS(R)    MFS(R)
                    METROPOLITAN Guardian    Venture   Focused   Jennison  Stock     Investors  Research  Total     Met/Putnam
                    SERIES       U.S. Equity Value     Value     Growth    Index     Trust      Managers  Return    Voyager
                    FUND, INC.   Portfolio   Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio Portfolio Portfolio
                    ------------ ----------- --------- --------- --------- --------- ---------- --------- --------- ----------
Management Fees                    0.68%       0.75%     0.75%     0.68%     0.25%      0.75%     0.75%      0.50%     0.80%

12b-1/Service Fees                 0.25%       0.15%     0.25%     0.25%     0.25%      0.25%     0.25%      0.25%     0.25%

Other Expenses                     0.06%       0.05%     0.07%     0.06%     0.06%      0.59%     0.39%      0.16%     0.27%

Total Annual                       0.99%       0.95%     1.07%     0.99%     0.56%      1.59%     1.39%      0.91%     1.32%
  Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense                                                                     1.25%     1.25%                1.25%
Voluntary
Contractual                                                                               x         x                    x
Termination of
  Contract                                                                             4/30/04   4/30/04              4/30/04

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended
December 31, 2002.

NOTE 2. The AllianceBernstein Variable Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to
1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page






INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                              PIMCO
                    Putnam        MFS(R)    MFS(R)   MFS(R) MFS(R)    MFS(R)    PIMCO     PIMCO     PIMCO     StocksPLUS
                    International VARIABLE  Emerging High   New       Strategic VARIABLE  High      Low       Growth and
                    Stock         INSURANCE Growth   Income Discovery Income    INSURANCE Yield     Duration  Income
                    Portfolio     TRUST     Series   Series Series    Series    TRUST     Portfolio Portfolio Portfolio
                    ------------- --------- -------- ------ --------- --------- --------- --------- --------- ---------
Management Fees        0.90%                  0.75%   0.75%    0.90%     0.75%              0.25%     0.25%      0.40%

12b-1/Service Fees     0.25%                  0.25%   0.25%    0.25%     0.25%              0.15%     0.15%      0.15%

Other Expenses         0.22%                  0.11%   0.15%    0.15%     0.35%              0.36%     0.27%      0.11%

Total Annual           1.37%                  1.11%   1.15%    1.30%     1.35%              0.76%     0.67%      0.66%
  Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE  REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense                                                      1.15%              0.75%     0.66%      0.65%
Voluntary
Contractual                                                                x                  x         x          x
Termination of
  Contract                                                              4/30/04            12/31/03  12/31/03   12/31/03

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended
December 31, 2002.

NOTE 2. The AllianceBernstein Variable Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to
1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

continued on next page







INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fee and expenses, please refer to the prospectus for each investment portfolio.

                             Putnam VT Putnam VT
                    PUTNAM   Equity    Growth and Putnam VT
                    VARIABLE Income    Income     Vista
                    TRUST    Fund(3)   Fund       Fund
                    -------- --------- ---------- ---------

Management Fees                0.65%     0.48%      0.64%

12b-1/Service Fees             0.25%     0.25%      0.25%

Other Expenses                 0.67%     0.04%      0.10%

  Total Annual                 1.57%     0.77%      0.99%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense
Voluntary
Contractual
Termination of
  Contract

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the investment portfolios have reimbursed and/or waived expenses of the investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of the investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated the information provided is for the year ended
December 31, 2002.

NOTE 2. The AllianceBernstein Variable Real Estate Investment Portfolio total annual portfolio expenses for 2002 were reduced to
1.31% as a result of a contractual arrangement that terminated April 30, 2002.

NOTE 3. These portfolios have not commenced operation and portfolio expenses are estimated to for the year ended December 31, 2003.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

CHART 1. Chart 1 assumes you select the Guaranteed Minimum Income Benefit rider, which is the most expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.40% on an annual basis.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR
        ------           ------           ------           -------

 (a) $ 1,171.73    (a) $ 1,867.54    (a) $ 2,636.50    (a) $ 4,752.71
 (b) $   966.31    (b) $ 1,267.22    (b) $ 1,663.43    (b) $ 2,952.46


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR
        ------           ------           ------           -------

 (a) $   471.73    (a) $ 1,417.54    (a) $ 2,366.50    (a) $ 4,752.71
 (b) $   266.31    (b) $   817.22    (b) $ 1,393.43    (b) $ 2,952.46

CHART 2. Chart 2 below assumes that you do not select the Guaranteed Minimum Income Benefit rider, which is the least expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.40% on an annual basis.

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR
        ------           ------           ------           -------

 (a) $ 1,122.74    (a) $ 1,726.72    (a) $ 2,412.15    (a) $ 4,356.82
 (b) $   916.29    (b) $ 1,117.09    (b) $ 1,413.35    (b) $ 2,454.96

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR
        ------           ------           ------           -------

 (a) $   422.74    (a) $ 1,276.72    (a) $ 2,142.15    (a) $ 4,356.82
 (b) $   216.29    (b) $   667.09    (b) $ 1,143.35    (b) $ 2,454.96

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

Except as described below, the contract also contains a FIXED ACCOUNT. The fixed account is not offered by this prospectus. The fixed account offers an interest rate that is guaranteed by us. If you select the fixed account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, provided that the payment may increase in the event you make a transfer from the Separate Account to the fixed account. Please see the terms of your actual contract for more detailed information.

EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF FIRST METLIFE INVESTORS IS NOT AVAILABLE AS AN INVESTMENT CHOICE DURING THE ACCUMULATION PHASE OF THE CONTRACT, EXCEPT IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM, AND NO TRANSFER WILL BE PERMITTED INTO THE FIXED ACCOUNT UNTIL THE INCOME PHASE OF THE CONTRACT. ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT DURING THE ACCUMULATION PHASE (EXCEPT FOR THE ENHANCED DOLLAR COST AVERAGING PROGRAM) SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned generally by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

MARKET TIMING

The contracts and the underlying investment portfolios are not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolios. These kinds of strategies and transfer activities are disruptive to the underlying investment portfolios in which the Separate Account invests. If we determine that the exercise of the transfer right by you among the investment portfolios is or would be disruptive to the underlying portfolios or may disadvantage other owners, we may, in accordance with the terms of the contracts, impose restrictions on the allocation of purchase payments or transfers of account value. (See "Purchase - Allocation of Purchase Payments" and "Investment Options - Transfers.")

2. PURCHASE

PURCHASE PAYMENTS

A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any purchase payment. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.

o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.

o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified), unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.

o    We will accept a different amount if required by federal tax law.

We may terminate your contract by paying you the account value in one sum if, before the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000, and the account value on or after the end of such two year period is less than $2,000 or any lower amount required by federal tax laws.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if any of the following conditions exist:

o the credited interest rate on the fixed account is equal to the guaranteed minimum rate; or

o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit); or

o    a transfer was made out of the fixed account within the previous 180 days.

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if your most recent purchase payment allocation included an allocation to the EDCA program, we will allocate your additional payments to the investment portfolios selected under the EDCA program. You may change your allocation instructions at any time by notifying us in writing or by calling us. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day.

FREE LOOK

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.

ACCUMULATION UNITS

The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an ANNUITY UNIT.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

         (1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and

         (2) multiplying it by one minus the Separate Account product charges for each day since the last business day and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Lord Abbett Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Lord Abbett Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Lord Abbett Growth and Income Portfolio.

ACCOUNT VALUE

ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios and the fixed account. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.

CONTRACT EXCHANGES

From time to time, we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser.

Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

3. INVESTMENT OPTIONS

The contract offers 53 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE PORTFOLIO PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF INVESTMENT OBJECTIVES AND STRATEGIES FOR EACH INVESTMENT PORTFOLIO.

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

An investment portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment portfolio with a small asset base. An investment portfolio may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate First MetLife Investors and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. We (or our affiliates) may also be compensated with 12b-1 fees from investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

AIM VARIABLE INSURANCE FUNDS (SERIES II)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Capital Management, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:

         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Growth Fund
         AIM V.I. Premier Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

AllianceBernstein Variable Products Series Fund, Inc. is a registered open-end management investment company with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class B portfolios are available under the contract:

         AllianceBernstein Premier Growth Portfolio
           (formerly Premier Growth Portfolio)
         AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:

         VIP Equity-Income Portfolio
         VIP Growth Portfolio
         VIP High Income Portfolio





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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each fund has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following Class 2 portfolios are available under the contract:

         Franklin Small Cap Fund
         Mutual Shares Securities Fund
         Templeton Developing Markets Securities Fund
         Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

                         Met/AIM Mid Cap Core Equity Portfolio
                         Met/AIM Small Cap Growth Portfolio
                         Harris Oakmark International Portfolio
                         Janus Aggressive Growth Portfolio
                         J.P. Morgan Quality Bond Portfolio
                         J.P. Morgan Select Equity Portfolio
                         Lord Abbott America's Value Protfolio
                         Lord Abbett Bond Debenture Portfolio
                         Lord Abbett Growth and Income Portfolio
                         Lord Abbett Growth Opportunities Portfolio
                         Lord Abbett Mid-Cap Value Portfolio
                         MFS Research International Portfolio
                         Oppenheimer Capital Appreciation Portfolio
                         PIMCO Inflation Protected Bond Portfolio
                         PIMCO Innovation Portfolio
                         PIMCO Money Market Portfolio
                         PIMCO Total Return Portfolio
                         Met/Putnam Capital Opportunities Portfolio
                         Met/Putnam Research Portfolio
                         T. Rowe Price Mid-Cap Growth Portfolio
                         Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

                         Capital Guardian U.S. Equity Portfolio (Class B) Davis Venture Value Portfolio (Class E)
                         Harris Oakmark Focused Value Portfolio (Class B) Jennison Growth Portfolio (Class B)
                         MetLife Stock Index Portfolio (Class B)
                         MFS Investors Trust Portfolio (Class B)
                         MFS Research Managers Portfolio (Class B)
                         MFS Total Return Portfolio (Class B)
                         Met/Putnam Voyager Portfolio (Class B)
                         Putnam International Stock Portfolio (Class B)

MFS(R)VARIABLE INSURANCE TRUST (SERVICE CLASS)

MFS(R) Variable Insurance Trust is a trust with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following portfolios are available under the contract:

         MFS(R) Emerging Growth Series
         MFS(R) High Income Series
         MFS(R) New Discovery Series
         MFS(R) Strategic Income Series

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. PIMCO is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

         PIMCO High Yield Portfolio
         PIMCO Low Duration Portfolio
         PIMCO StocksPLUS Growth and Income Portfolio





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PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

                         Putnam VT Equity-Income Fund
                         Putnam VT Growth and Income Fund
                         Putnam VT Vista Fund

TRANSFERS

You can transfer a portion of your account value among the fixed account (excludes the accumulation phase for contracts issued on or after May 1, 2003) and the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers during the accumulation phase, but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "The Annuity Contract - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. The following apply to any transfer:

     o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

     o Your request for transfer must clearly state how much the transfer is for.

     o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).

     o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

During the accumulation phase, your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more owners with interests in the investment portfolio is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that is considered by us to be to the disadvantage of other owners. We will notify you in advance of any restrictions on transfers by written notice. A limitation or modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

      o    The requirement of a minimum time period between each transfer;

      o Not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner;

      o Limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time;

      o Requiring that a written transfer request be provided to us, signed by an owner.

During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if any of the following conditions exist:

      o    The credited interest rate is equal to the guaranteed minimum rate;

      o Your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit); or

      o A transfer was made out of the fixed account within the previous 180 days.

During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.

TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone or other means acceptable to us. To elect this option, you must first provide us with a notice in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information-- Requests and Elections.") All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of a day when we receive a notice containing all the required information necessary to process the request.

PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Asset Allocation Programs.

DOLLAR COST AVERAGING PROGRAMS

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1. STANDARD DOLLAR COST AVERAGING (DCA)

          This program allows you to systematically transfer a set amount each month from the fixed account (new purchase payments only) or from a money market investment portfolio to any of the other investment portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)

          The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account in the general account to any investment portfolio(s) you select. Only new purchase payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

          You can make subsequent purchase payments while you have an active EDCA account in effect; provided, however, that no amount will be allocated to the EDCA account without your express direction. (See "Purchase - Allocation of Purchase Payments.") When a subsequent purchase payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.

     o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

     o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

     o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

(See Appendix C for further examples of EDCA with multiple purchase payments.)

The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any investment portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.

The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

If you decide you no longer want to participate in the program, all money remaining in your EDCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.

THREE MONTH MARKET ENTRY PROGRAM

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

AUTOMATIC REBALANCING PROGRAM

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. If a Dollar Cost Averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a Dollar Cost Averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

EXAMPLE:

         Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAMS

We recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment portfolios available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs (recognized asset allocation programs). We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative system and rules.
Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.

If you participate in a recognized asset allocation program, the transfers made under the program are not taken into account in determining any maximum number of transfers or transfer fees, excluding limits on market timing. (See "The Annuity Contract - Market Timing.")

VOTING RIGHTS

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION OF INVESTMENT PORTFOLIOS

If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of the future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT CHARGES

SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge and the administration charge). We do this as part of our calculation of the value of the accumulation units and the annuity units.

MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.15% of the average daily net asset value of each investment portfolio. We reserve the right to impose an increased mortality and expense charge on any investment portfolio that we may add to the contract in the future. The amount of the increased charge will not exceed 0.25% of average daily net assets in such investment portfolio.

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.

ACCOUNT FEE

During the accumulation phase, every contract year on your contract anniversary (the date when your contract was issued), we will deduct $30 from your contract as an account fee if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted prorata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A prorata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.

GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE

We offer a Guaranteed Minimum Income Benefit (GMIB) rider which you can select when you purchase the contract. If you select the GMIB rider, we will assess a charge during the accumulation phase equal to 0.50% of the income base (see "Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit Rider" for a discussion of how the income base is determined) at the time the rider charge is assessed.

The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a prorata portion of the rider charge will be assessed. The GMIB rider charge is deducted from your account value prorata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.

WITHDRAWAL CHARGE

During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:

          (1) Earnings in your contract (earnings are equal to account value, less purchase payments not previously withdrawn); then

          (2)  The free withdrawal amount described below; then

          (3) Purchase payments not previously withdrawn, in the order such purchase payments were made; the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

FREE WITHDRAWAL AMOUNT. The free withdrawal amount each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.

The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

                                              Withdrawal Charge (% of
        Number of Complete Years                Purchase Payment)
   from Receipt of Purchase Payment
                0                                      7
                1                                      6
                2                                      6
                3                                      5
                4                                      4
                5                                      3
                6                                      2
                7 and thereafter                       0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.

NOTE:  For tax purposes, earnings are considered to come out first.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.

NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you, or your joint owner, becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement an the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues to contract). The confinement must be prescribed by a physician and be medically necessary. This waiver terminates on the anniversary date. We will not accept additional payments once this waiver is used.

TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you, or your joint owner, are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used.

Additional conditions and requirements apply to the Nursing Home/Hospital Confinement and Terminal Illness riders. They are specified in the rider(s) that are part of your contract.

PREMIUM AND OTHER TAXES

We reserve the right to deduct from purchase payments, account balances, withdrawals, or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on purchase payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.

TRANSFER FEE

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

5. ANNUITY PAYMENTS (THE INCOME PHASE)

ANNUITY DATE

Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days prior notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

ANNUITY PAYMENTS

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,
o    the available investment portfolio(s), or
o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.





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If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

          (1) the value of your contract in the investment portfolio(s) on the annuity date,

          (2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and

          (3)  the performance of the investment portfolios you selected.

At the time you purchase the contract, you select the AIR, which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial payment than a lower assumed interest rate, but later payments will rise more slowly or fall more rapidly.

In the event of a transfer during the income phase from an investment portfolio to the fixed account, this may result in a reduction in the amount of variable annuity payments.

If you choose to have any portion of your annuity payments come from the fixed account, the dollar amount of each payment will be the same.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS

You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.

OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.





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OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS
GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion. Payments under a fixed annuity are made from our general account. After commencement of a period certain variable annuity payout, you may elect to receive the partial or full commuted value of the remaining guaranteed variable annuity payments, and the payments will be commuted at the AIR selected.

In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.

In the event that you purchased the contract as the beneficiary of a deceased person's IRA, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

GUARANTEED MINIMUM INCOME BENEFIT

At the time you buy the contract, you can elect the guaranteed minimum income benefit (GMIB) rider. You can only elect the GMIB at the time you purchase the contract and if you are age 75 or less. Once the GMIB is elected, the rider cannot be terminated except as described below. The GMIB may be exercised after a 10 year waiting period, up through age 85, within 30 days following a contract anniversary.

The GMIB is designed to provide you a predictable level of future income (for life) regardless of investment performance or actual account value. Annuity payments under the specified life annuity options described below are determined by applying the value of the income base, as described below, to the GMIB Annuity Table specified in the GMIB rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. You retain the right to receive annuity payments at any time under the basic terms of your contract at the higher of guaranteed or current annuity purchase rates. The amount of lifetime income that the GMIB guarantees may be less than the amount of income that would be provided by applying your contract value on your annuity dates to then current payout rates.

Upon the exercise of the GMIB, your annuity payments will be the greater of:

o the annuity payment determined by applying the amount of the Income Base to the GMIB Annuity Table; or

o the annuity payment determined for the same annuity option in accordance with the base contract. (See "Annuity Payment (The Income Phase).")

When you elect to receive annuity payments under the GMIB, you have your choice of two fixed annuity options:

o a life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

o        a joint survivor life annuity with a 10 year period certain.

EXAMPLE OF GMIB:

For a male age 55 with an initial purchase payment of $100,000 and no subsequent purchase payments or partial withdrawals, the following minimum (floor) of fixed income is guaranteed under the GMIB for various ages at which annuity payments begin:

  Issue Age:               Age when payments begin       Minimum Monthly Annuity
                                                                Payments

      55                            65                           $  788
                                    70                           $1,187
                                    75                           $1,812

The example does not show the impact of the Highest Anniversary Value (see below) and it also does not reflect the impact of any applicable premium taxes.

EXERCISING THE GMIB:

         You may only elect an annuity date that is within 30 days after any contract anniversary beginning with the 10th contract anniversary. If you have a qualified contract, the commencement of payments is controlled by the plan and the amount of the payment must meet minimum required distribution requirements.

         Nevertheless, you must elect an annuity date on or before the 30th day following the contract anniversary immediately after your 85th birthday.

TERMINATING THE GMIB RIDER:

The GMIB rider will terminate upon the earliest of:

o The date you elect to receive annuity payments either under the GMIB rider or the contract;

o The 30th day following the contract anniversary immediately after your 85th birthday;

o        The date you make a complete withdrawal of your account value;

o Death of the owner or death of the annuitant if a non-natural person owns the contract; or

o        Change of the owner, for any reason, unless we otherwise agree.

First MetLife Investors currently waives the contractual requirement that terminates the GMIB rider in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the contract. (See "General Death Benefit Provisions.") In such event the spouse may elect to continue the GMIB rider. This waiver is permanent for contracts issued before notice of the termination of the waiver.

When the GMIB rider terminates, the corresponding GMIB rider charge terminates.

INCOME BASE

The INCOME BASE is the greater of (a) or (b) minus (c) below:

(a) Highest Anniversary Value: on the issue date, the Highest Anniversary Value is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals. On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value on the date of the recalculation. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

(b) Annual Increase Amount: On the issue date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

         (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

                  (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

                  (2) If total partial withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding partial withdrawals occurred at the end of that contract year.

(c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the GMIB payment and charges for the GMIB rider.

While the GMIB rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will deemed to be the owner in determining the income base and GMIB payment. If joint owners are named, the age of the oldest owner will be used to determine the income base.

The election of the GMIB may or may not satisfy the minimum distribution requirements. You should contact your own tax adviser about your circumstances.

6. ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

(1) by making a withdrawal (either a partial or a complete withdrawal);

(2) by electing to receive annuity payments; or

(3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")

When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

         o        less any applicable withdrawal charge,
         o        less any premium or other tax,
         o        less any account fee, and
         o        less any applicable prorata GMIB rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made prorata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC WITHDRAWAL PROGRAM

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge see "Expenses" above.)

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

o    trading on the New York Stock Exchange is restricted;

o an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or

o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

7. PERFORMANCE

We periodically advertise subaccount performance relating to the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge or GMIB rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fee, withdrawal charge, GMIB rider charge and the investment portfolio expenses.

For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the Guaranteed Minimum Income Benefit using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

The SAI contains performance information. Future performance will vary and results shown are not necessarily representative of future results.

8. DEATH BENEFIT

UPON YOUR DEATH

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Annual Step-Up is the death benefit for your contract. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

DEATH BENEFIT -- ANNUAL STEP-UP

The Annual Step-Up death benefit will be the greatest of:

(1)  the account value; or

(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

(3)  the highest anniversary value, as defined below.

On the date we issue the contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

     o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date;" and

     o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

GENERAL DEATH BENEFIT PROVISIONS

The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. We may also offer a payment option under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts.

There are comparable rules for distributions on the death of the annuitant under tax qualified plans. As noted, we may offer a payment option under which your beneficiary may receive payments over a period not extending beyond her or her life expectancy under a method of distribution similar to the distribution of required minimum distributions from IRAs. For tax qualified plans, if this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract, but certain other contract provisions and programs will not be available. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. Moreover, if the beneficiary under a tax qualified contract is the annuitant's spouse, the tax laws also generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death). (See "Federal Income Tax Status.")

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date we receive due proof of death. If we do not receive an election during such time, we will make a single sum payment to the beneficiary at the end of the 60-day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

SPOUSAL CONTINUATION

If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio and/or the fixed account in the ratio that the account value in the investment portfolio and/or the fixed account bears to the total account value.

DEATH OF THE ANNUITANT

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

CONTROLLED PAYOUT

You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election.

9. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract". The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

         o   made on or after the taxpayer reaches age 59 1/2;

         o   made on or after the death of an owner;

         o   attributable to the taxpayer's becoming disabled;

         o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

         o Under certain immediate income annuities providing for substantially equal payments made at least annually.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2003, $3,000 plus, for owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract, together with the death benefit options and the IRA endorsement, has not been submitted to the Internal Revenue Service (IRS) for approval. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the death benefit rider in the contract comports with IRA qualification requirements. The IRS conceivably may take the position that use of a death benefit rider adversely affects the qualification of the contract as an IRA. Disqualification of the contract as an IRA could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. Consult a tax adviser before electing a death benefit rider with an IRA.

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $8,000 for 2003 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 15% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value.

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

SECTION 457(b) PLANS. A 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain taxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS.

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the investment portfolios to foreign jurisdictions.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.

10. OTHER INFORMATION

FIRST METLIFE INVESTORS

First MetLife Investors was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002. First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers. First MetLife Investors is licensed to do business only in the State of New York.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE SEPARATE ACCOUNT

We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.

The assets of the Separate Account are held in First MetLife Investors' name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

DISTRIBUTOR

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 7.0% of purchase payments. Under certain circumstances, we may pay annual trail commissions up to 1.20% of account value (less an purchase payments received within the previous 12 months). Non-cash compensation may also be paid to broker dealers in forms such as expenses for conference trips, awards, prizes, and gifts as permitted by applicable regulatory requirements. Sometimes, we may enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commissions.

REQUESTS AND ELECTIONS

We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366.

     Requests for service may be made:

               o    Through your registered representative

               o By telephone at 1-800-343-8496 between the hours of 7:30 AM and 5:30PM Central Time, Monday through Thursday and 7:30AM and 5:00 PM Central Time on Friday

               o    In writing to our Annuity Service Center

               o    By fax at (515) 457-4400.

All other requests must be in written form, satisfactory to us.

We do not currently offer Internet transactions capability to owners, but may do so in the future. We will notify you if we begin to offer Internet transactions.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or other means are genuine. Any telephone or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to the Annuity Service Center.

OWNERSHIP

OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed.

JOINT OWNER. The contract can generally be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

ASSIGNMENT. You can assign a non-qualified contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

Our consolidated financial statements and the financial statements of the Separate Account have been included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Company
   Experts
   Custodian
   Legal Matters
   Distribution
   Calculation of Performance Information
   Annuity Provisions
   Tax Status of the Contracts
   Financial Statements

APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2002. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Each chart presents accumulation unit values based upon which riders you select.



CHART 1 - Contracts with Annual Step-Up Death Benefit
          (total separate account product charges equal
          1.40% on an annual basis)

                                                            Period Ended
                                                              12/31/02
--------------------------------------------------------------------------------
AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                4.930068
     End of Period                                      4.709108
     Number of Accum. Units Outstanding                 13,395.6115

AIM V.I. International Growth Sub-Account
     Beginning of Period                                4.903964
     End of Period                                      4.988754
     Number of Accum. Units Outstanding                 4,647.6850

AIM V.I. Premier Equity Sub-Account
     Beginning of Period                                4.850792
     End of Period                                      4.745813
     Number of Accum. Units Outstanding                 10,435.0712

AIM Variable Insurance Funds (Class B):

AIM V.I. Premier Equity Sub-Account Class B
     Beginning of Period                                 4.843708
     End of Period                                       4.745813
     Number of Accum. Units Outstanding                  16.2224

AIM V.I. Capital Appreciation Sub-Account Class B
     Beginning of Period                                 4.922436
     End of Period                                       4.703955
     Number of Accum. Units Outstanding                  16.8688

AIM V.I. International Growth Sub-Account Class B
     Beginning of Period                                 4.898472
     End of Period                                       4.979427
     Number of Accum. Units Outstanding                  16.40440

Alliance Variable Products Series
Fund, Inc. (Class B):

AllianceBernstein Premier Growth Sub-Account
(formerly Premier Growth Sub-Account)
     Beginning of Period                                9.403988
     End of Period                                      8.706807
     Number of Accum. Units Outstanding                 1,048.5632

AllianceBernstein Real Estate
 Investment Sub-Account
     Beginning of Period                                9.750716
     End of Period                                      10.282946
     Number of Accum. Units Outstanding                 539.4539

AllianceBernstein Value Sub-Account
     Beginning of Period                                8.407258
     End of Period                                      8.563449
     Number of Accum. Units Outstanding                 10.0000

AllianceBernstein Small Cap Value Sub-Account
     Beginning of Period                                9.650012
     End of Period                                      10.244108
     Number of Accum. Units Outstanding                 10.0000

American Century Variable Portfolios, Inc.:

VP Income & Growth Sub-Account
     Beginning of Period                                6.528374
     End of Period                                      6.538203
     Number of Accum. Units Outstanding                 1,388.2580

VP International Sub-Account
     Beginning of Period                                5.624501
     End of Period                                      5.643647
     Number of Accum. Units Outstanding                 11.3694

VP Value Sub-Account
     Beginning of Period                                10.419284
     End of Period                                      10.709523
     Number of Accum. Units Outstanding                 524.3864

Dreyfus Stock Index Fund (Service
Shares) Sub-Account
     Beginning of Period                                6.160867
     End of Period                                      6.085947
     Number of Accum. Units Outstanding                 11.3169

Dreyfus Variable Investment Fund
(Service Shares):

Appreciation Sub-Account
     Beginning of Period                                7.422494
     End of Period                                      7.238554
     Number of Accum. Units Outstanding                 2,980.6990

Disciplined Stock Sub-Account
     Beginning of Period                                6.171136
     End of Period                                      5.996300
     Number of Accum. Units Outstanding                 11.3608

Fidelity Variable Insurance Products
Fund (Service Class 2):

High Income Sub-Account
     Beginning of Period                                8.665628
     End of Period                                      9.193222
     Number of Accum. Units Outstanding                 9.8505

Growth Sub-Account
     Beginning of Period                                8.861055
     End of Period                                      8.668190
     Number of Accum. Units Outstanding                 756.5410

Equity-Income Sub-Account
     Beginning of Period                                8.997392
     End of Period                                      9.102437
     Number of Accum. Units Outstanding                 8.4640

Franklin Templeton Variable Insurance
Products Trust, Class 2 Shares:

Templeton Foreign Securities Sub-Account
     Beginning of Period                                7.033947
     End of Period                                      7.161705
     Number of Accum. Units Outstanding                 1,241.6644

Franklin Small Cap Sub-Account
     Beginning of Period                                8.354841
     End of Period                                      8.578154
     Number of Accum. Units Outstanding                 559.9834

Templeton Developing Markets
Securities Sub-Account
     Beginning of Period                                6.431340
     End of Period                                      6.870187
     Number of Accum. Units Outstanding                 582.5421

Franklin Large Cap Growth
Securities Sub-Account
     Beginning of Period                                10.248734
     End of Period                                      10.077786
     Number of Accum. Units Outstanding                 2,406.5256

Mutual Shares Securities Sub-Account
     Beginning of Period                                10.547551
     End of Period                                      10.637552
     Number of Accum. Units Outstanding                 1,429.2905

Templeton Global Income Sub-Account
     Beginning of Period                                11.325396
     End of Period                                      12.118940
     Number of Accum. Units Outstanding                 10.280100

Templeton Growth Securities Sub-Account
     Beginning of Period                                10.322364
     End of Period                                      10.406767
     Number of Accum. Units Outstanding                 7.501900


INVESCO Variable Investment Funds, Inc.:

INVESCO VIF - Dynamics Sub-Account
     Beginning of Period                                4.904521
     End of Period                                      4.836232
     Number of Accum. Units Outstanding                 2,100.8587

INVESCO VIF - High Yield Sub-Account
     Beginning of Period                                6.831453
     End of Period                                      7.198007
     Number of Accum. Units Outstanding                 11.3218

Met Investors Series Trust (Class B):

J.P. Morgan Enhanced Index Sub-Account
     Beginning of Period                                12.816193
     End of Period                                      12.656819
     Number of Accum. Units Outstanding                 189.0536

J.P. Morgan International Equity Sub-Account
     Beginning of Period                                8.519355
     End of Period                                      8.654755
     Number of Accum. Units Outstanding                 307.6857

J.P. Morgan Quality Bond Sub-Account
     Beginning of Period                                14.083922
     End of Period                                      14.351445
     Number of Accum. Units Outstanding                 2,499.9856

J.P. Morgan Select Equity Sub-Account
     Beginning of Period                                11.455383
     End of Period                                      11.496546
     Number of Accum. Units Outstanding                 1,916.7875

J.P. Morgan Small Cap Stock Sub-Account
     Beginning of Period                                10.848819
     End of Period                                      11.082847
     Number of Accum. Units Outstanding                 226.1868

Lord Abbett Bond Debenture Sub-Account
     Beginning of Period                                13.064969
     End of Period                                      13.705136
     Number of Accum. Units Outstanding                 5,661.9526

Lord Abbett Developing Growth Sub-Account
     Beginning of Period                                7.331147
     End of Period                                      7.412032
     Number of Accum. Units Outstanding                 391.9936

Lord Abbett Growth and Income Sub-Account
     Beginning of Period                                33.126810
     End of Period                                      33.421284
     Number of Accum. Units Outstanding                 4,234.4157

Lord Abbett Growth Opportunities Sub-Account
     Beginning of Period                                6.852817
     End of Period                                      6.573580
     Number of Accum. Units Outstanding                 1,818.1465

Lord Abbett Mid-Cap Value Sub-Account
     Beginning of Period                                14.919694
     End of Period                                      15.565227
     Number of Accum. Units Outstanding                 11,127.7626

PIMCO Total Return Sub-Account
     Beginning of Period                                11.140421
     End of Period                                      11.355362
     Number of Accum. Units Outstanding                 51,024.5764

PIMCO Money Market Sub-Account
     Beginning of Period                                10.131401
     End of Period                                      10.122875
     Number of Accum. Units Outstanding                 876.9102

PIMCO Innovation Sub-Account
     Beginning of Period                                2.908840
     End of Period                                      2.960358
     Number of Accum. Units Outstanding                 12.1589

MFS(R) Research International Sub-Account
     Beginning of Period                                7.219350
     End of Period                                      7.289280
     Number of Accum. Units Outstanding                 1,896.2515

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS(R) Mid Cap Growth Sub-Account)
     Beginning of Period                                4.587918
     End of Period                                      4.545270
     Number of Accum. Units Outstanding                 1,303.5603

Janus Aggressive Growth Sub-Account
     Beginning of Period                                5.427334
     End of Period                                      5.200438
     Number of Accum. Units Outstanding                 652.1177

Met/AIM Mid Cap Core Equity Sub-Account
     Beginning of Period                                9.483862
     End of Period                                      9.665975
     Number of Accum. Units Outstanding                 10.0000

Met/AIM Small Cap Growth Sub-Account
     Beginning of Period                                8.463565
     End of Period                                      8.472945
     Number of Accum. Units Outstanding                 659.4062

Oppenheimer Capital Appreciation Sub-Account
     Beginning of Period                                6.386502
     End of Period                                      6.283863
     Number of Accum. Units Outstanding                 2,872.2497

Met/Putnam Research Sub-Account
     Beginning of Period                                6.334875
     End of Period                                      6.298411
     Number of Accum. Units Outstanding                 186.8630

Harris Oakmark International Sub-Account
(formerly State Street Research
Concentrated International Sub-Account)
     Beginning of Period                                8.635255
     End of Period                                      8.832552
     Number of Accum. Units Outstanding                 193.7673

T. Rowe Price Mid-Cap Growth Sub-Account
(formerly MFS(R) Mid Cap Growth Sub-Account)
     Beginning of Period                                4.587918
     End of Period                                      4.545270
     Number of Accum. Units Outstanding                 1,303.5603

Third Avenue Small Cap Value Portfolio
     Beginning of Period                                 7.715812
     End of Period                                       8.232502
     Number of Accum. Units                              298.5017

Metropolitan Series Fund, Inc. (Class B):

MetLife Stock Index Sub-Account
     Beginning of Period                                8.392961
     End of Period                                      8.289818
     Number of Accum. Units Outstanding                 1,031.9781

MFS(R)Variable Insurance Trust (Service Class):

MFS(R) Emerging Growth Sub-Account
     Beginning of Period                                8.062620
     End of Period                                      7.806484
     Number of Accum. Units Outstanding                 6.8140

MFS(R) Strategic Income Sub-Account
     Beginning of Period                                11.318604
     End of Period                                      11.671485
     Number of Accum. Units Outstanding                 229.9644

MFS(R) Investors Trust Sub-Account
     Beginning of Period                                8.217192
     End of Period                                      8.041738
     Number of Accum. Units Outstanding                 8.5472

MFS(R) High Income Sub-Account
     Beginning of Period                                9.220148
     End of Period                                      9.625843
     Number of Accum. Units Outstanding                 282.3915

MFS(R) Research Sub-Account
     Beginning of Period                                8.154526
     End of Period                                      8.045246
     Number of Accum. Units Outstanding                 1,106.4435

MFS(R) New Discovery Sub-Account
     Beginning of Period                                5.593008
     End of Period                                      5.407779
     Number of Accum. Units Outstanding                 2,469.1898

New England Zenith Fund:

Capital Guardian U.S. Equity Series (Class B)
     Beginning of Period                                 7.676069
     End of Period                                       7.816345
     Number of Accum. Units                              4,833.6752

MFS(R) Investors Trust Series (Class B)
     Beginning of Period                                 8.464558
     End of Period                                       8.286021
     Number of Accum. Units Outstanding                  590.0408

Davis Venture Value Sub-Account (Class E)
     Beginning of Period                                8.295268
     End of Period                                      8.357717
     Number of Accum. Units Outstanding                 1,879.7995

MFS(R) Total Return Series
     Beginning of Period                                 9.002928
     End of Period                                       9.123353
     Number of Accum. Units Outstanding                  288.6972

Harris Oakmark Focused Value Sub-Account (Class B)
     Beginning of Period                                10.335789
     End of Period                                      10.713489
     Number of Accum. Units Outstanding                 1,103.1435

Jennison Growth Series (Class B)
     Beginning of Period                                7.954124
     End of Period                                      7.628086
     Number of Accum. Units Outstanding                 986.1596

PIMCO Variable Insurance Trust:

PIMCO High Yield Sub-Account
     Beginning of Period                                8.940923
     End of Period                                      9.698219
     Number of Accum. Units Outstanding                 829.3200

PIMCO Low Duration Sub-Account
     Beginning of Period                                11.857230
     End of Period                                      11.980090
     Number of Accum. Units Outstanding                 433.4490

PIMCO StocksPLUS Growth and Income
Sub-Account
     Beginning of Period                                6.388952
     End of Period                                      6.379619
     Number of Accum. Units Outstanding                 559.8096

PIMCO Total Return
     Beginning of Period                                12.008500
     End of Period                                      12.362084
     Number of Accum. Units Outstanding                 9.1929

Putnam Variable Trust, Class IB Shares:

Putnam VT Growth and Income Sub-Account
     Beginning of Period                                8.875915
     End of Period                                      8.965451
     Number of Accum. Units Outstanding                 8.2108

Putnam VT International Growth Sub-Account
     Beginning of Period                                10.242250
     End of Period                                      10.498595
     Number of Accum. Units Outstanding                 1,409.6842

Putnam VT International New
Opportunities Sub-Account
     Beginning of Period                                8.122434
     End of Period                                      8.281257
     Number of Accum. Units Outstanding                 8.6229

Putnam VT New Value Sub-Account
     Beginning of Period                                10.082601
     End of Period                                      10.622335
     Number of Accum. Units Outstanding                 7.4990

Putnam VT Vista Sub-Account
     Beginning of Period                                7.772600
     End of Period                                      7.552586
     Number of Accum. Units Outstanding                 7.3976

Scudder Variable Series I (Class B):

International Sub-Account
     Beginning of Period                                4.869769
     End of Period                                      4.918752
     Number of Accum. Units Outstanding                 984.7845

Liberty Variable Investment Trust:

Newport Tiger Fund, Variable Series
(Class A) Sub-Account
     Beginning of Period                                8.453843
     End of Period                                      8.432185
     Number of Accum. Units Outstanding                 8.3775

Goldman Sachs Insurance Funds:

Goldman Sachs Growth & Income Sub-Account
     Beginning of Period                                7.465424
     End of Period                                      7.568604
     Number of Accum. Units Outstanding                 10.9400

Goldman Sachs Int'l Equity Sub-Account
     Beginning of Period                                7.710881
     End of Period                                      7.843897
     Number of Accum. Units Outstanding                 8.6754

Scudder Variable Series II:

Scudder Government Securities Sub-Account
     Beginning of Period                                12.953306
     End of Period                                      13.044457
     Number of Accum. Units Outstanding                 8.4617

Scudder Small Cap Growth Sub-Account
     Beginning of Period                                6.190492
     End of Period                                      6.286321
     Number of Accum. Units Outstanding                 8.7533

SVS Dreman Small Cap Value Sub-Account
     Beginning of Period                                10.262878
     End of Period                                      9.248856
     Number of Accum. Units Outstanding                 4,730.8711

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AIM VARIABLE INSURANCE FUND (SERIES II)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:

AIM V.I. CAPITAL APPRECIATION FUND

INVESTMENT OBJECTIVE:  The Fund's investment objective is growth of capital.

AIM V.I. INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: The Fund's investment objective is to achieve long-term growth of capital.

AIM V.I. PREMIER EQUITY FUND

INVESTMENT OBJECTIVE: The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class B portfolios are available under the contract:

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

ALLIANCEBERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO

INVESTMENT OBJECTIVE: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a variable insurance product portfolio fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. is the subsadviser for the fund. The following Service Class 2 portfolios are available under the contract:

VIP EQUITY-INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.

VIP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Growth Portfolio seeks to achieve capital appreciation.

VIP HIGH INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The High Income Portfolio seeks a high level of current income while also considering growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each fund has two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund; and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following portfolios are available under the contract:

FRANKLIN SMALL CAP FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its total assets in investments of small capitalization (small cap) companies.

MUTUAL SHARES SECURITIES FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

INVESTMENT OBJECTIVE: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market conditions.

TEMPLETON FOREIGN SECURITIES FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in the investments of issuers located outside the U.S., including those in emerging markets.

MET INVESTORS SERIES TRUST (CLASS B)

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of First MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B portfolios are available under the contract:

MET/AIM  MID CAP CORE EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: The Met/AIM Mid Cap Core Equity Portfolio seeks long-term growth of capital.

MET/AIM SMALL CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: The Harris Oakmark International
Portfolio seeks long-term growth of capital.

JANUS AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

J.P. MORGAN QUALITY BOND PORTFOLIO

INVESTMENT OBJECTIVE: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. MORGAN SELECT EQUITY PORTFOLIO

INVESTMENT OBJECTIVE: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

LORD ABBETT AMERICA'S VALUE PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett America's Value Portfolio seeks current income and capital appreciation.

LORD ABBETT BOND DEBENTURE PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

LORD ABBETT GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

LORD ABBETT MID-CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE: The MFS(R)Research International Portfolio seeks capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

Investment Objective: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO INNOVATION PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. [AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.]

PIMCO TOTAL RETURN PORTFOLIO

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

INVESTMENT OBJECTIVE: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

MET/PUTNAM RESEARCH PORTFOLIO

INVESTMENT OBJECTIVE: The Met/Putnam Research Portfolio seeks capital appreciation.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

THIRD AVENUE SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class B and E portfolios are available under the contract:

CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the Capital Guardian U.S. Equity Portfolio is long term growth of capital.

DAVIS VENTURE VALUE PORTFOLIO (CLASS E)

INVESTMENT OBJECTIVE: The investment objective of the Davis Venture Value Portfolio is growth of capital.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the Harris Oakmark Focused Value Portfolio is long-term capital appreciation.

JENNISON GROWTH PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the Jennison Growth Portfolio is long-term growth of capital.

METLIFE STOCK INDEX PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index.

MFS(R)INVESTORS TRUST PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the MFS(R) Investors Trust Portfolio is growth of capital with a secondary objective to seek reasonable current income.

MFS(R)RESEARCH MANAGERS PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The MFS(R)Research Managers Portfolio seeks long-term growth of capital.

MFS(r) TOTAL RETURN PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The investment objective of the MFS(r) Total Return Portfolio is a favorable total return through investment in a diversified portfolio.

MET/PUTNAM VOYAGER PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The Met/Putnam Voyager Portfolio seeks capital appreciation.

PUTNAM INTERNATIONAL STOCK PORTFOLIO (CLASS B)

INVESTMENT OBJECTIVE: The Putnam International Stock Portfolio seeks long-term growth of capital.

MFS(R)VARIABLE INSURANCE TRUST (SERVICE CLASS)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Service Class portfolios are available under the contract:

MFS(R) EMERGING GROWTH SERIES

INVESTMENT OBJECTIVE: The Series' investment objective is long-term growth of capital. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies.

MFS(R) HIGH INCOME SERIES

INVESTMENT OBJECTIVE: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS(R) NEW DISCOVERY SERIES

INVESTMENT OBJECTIVE: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies.

MFS(R) STRATEGIC INCOME SERIES

INVESTMENT OBJECTIVE: The Series' investment objective is to seek income and capital appreciation.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios.
PIMCO is the investment adviser to each portfolio. The following Administrative Class portfolios are available under the contract:

PIMCO HIGH YIELD PORTFOLIO

INVESTMENT OBJECTIVE: The High Yield Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The High Yield Portfolio invests under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities rated at least B by Moody's or S&P, or, if unrated, determined by the adviser to be of comparable quality.

PIMCO LOW DURATION PORTFOLIO

INVESTMENT OBJECTIVE: The Low Duration Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying securities.

PIMCO STOCKPLUS GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE: The StockPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P 500. The StockPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiplying portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

PUTNAM VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.

PUTNAM VT GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks capital growth and current income.

PUTNAM VT VISTA FUND

INVESTMENT OBJECTIVE: The Fund seeks capital appreciation.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

To order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.

6-MONTH EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                                        Account Values
                                                                           ------------------------------------------
   Beginning of    Amount Allocated      Actual EDCA           EDCA            1st Payment           2nd Payment
      Month            to EDCA            Transfer        Account Value           Bucket               Bucket
----------------- ------------------- ------------------ ----------------- --------------------- --------------------
      1                        12000          2000                10000            10000
      2                                       2000                 8095             8095
      3                                       2000                 6172             6172
      4                         6000          3000                 9230             3230                  6000
      5                                       3000                 6309              261                  6048
      6                                       3000                 3359                0                  3359
      7                                       3000                  386                0                   386
      8                                        389                    0                0                     0
      9                                          0                    0                0                     0
     10                                          0                    0                0                     0
     11                                          0                    0                0                     0
     12                                          0                    0                0                     0
     13                                          0                    0                0                     0
     14                                          0                    0                0                     0
     15                                          0                    0                0                     0

12-MONTH EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:

Account Value 1st Payment Bucket (month 2) =

Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12)- EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                                         Account Values
                                                                              --------------------------------------
      Beg of        Amount Allocated      Actual EDCA            EDCA            1st Payment        2nd Payment
       Month            to EDCA             Transfer         Account Value         Bucket              Bucket
------------------ ------------------- ------------------- ------------------ ------------------ -------------------
          1                24000                2000               22000             22000
          2                                     2000               20209             20209
          3                                     2000               18401             18401
          4                                     2000               16575             16575
          5                                     2000               14732             14732
          6                12000                3000               23872             11872                12000
          7                                     3000               21801              8985                12096
          8                                     3000               18262              6070                12192
          9                                     3000               15417              3128                12289
         10                                     3000               12545               157                12387
         11                                     3000                9645                 0                 9645
         12                                     3000                6722                 0                 6722
         13                                     3000                3776                 0                 3776
         14                                     3000                 806                 0                  806
         15                                      812                   0                 0                    0

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                                       AND

                    FIRST METLIFE INVESTORS INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED May 1, 2003, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366 (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED May 1, 2003.

                                TABLE OF CONTENTS

                                                                            PAGE

COMPANY

EXPERTS

CUSTODIAN

LEGAL MATTERS

DISTRIBUTION

         Reduction or Elimination of the Withdrawal Charge

CALCULATION OF PERFORMANCE INFORMATION

         Total Return
         Performance Information

PART I - SEPARATE ACCOUNT PERFORMANCE

PART 2 - HISTORICAL FUND PERFORMANCE

         Historical Unit Values
         Reporting Agencies

ANNUITY PROVISIONS

         Variable Annuity
         Fixed Annuity
         Mortality and Expense Guarantee
         Regulatory Restrictions on Transactions

TAX STATUS OF THE CONTRACTS

FINANCIAL STATEMENTS

                                     COMPANY

First MetLife Investors Insurance Company (First MetLife Investors or the Company) was organized under the laws of the State of New York on December 31, 1992. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First MetLife Investors which on that date changed its name to First Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Corporation, the ultimate parent company of First MetLife Investors. On December 31, 2002. First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. First MetLife Investors is presently licensed to do business only in the State of New York.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                                     EXPERTS

The financial statements of the Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts of the Separate Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche is One City Centre, St. Louis, Missouri 63101.

                                    CUSTODIAN

First MetLife Investors Insurance Company, One Madison Avenue, New York, NY 10010, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP, Washington, DC has provided advice on certain matters relating to the federal securities laws in connection with the contracts.

                                  DISTRIBUTION

MetLife Investors Distribution Company acts as the distributor. MetLife Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis. The parent of First MetLife Investors paid the following amounts to the distributor, and the distributor retained the following amounts for 2001 and 2002. No information is available for 2000.

2001      Received       $29,390,486
          Retained       $0

2002      Received       $59,130,954
          Retained       $0

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after considering the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The sales charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

>From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account Product Charges, the expenses for the underlying investment portfolio being advertised and any applicable account fee and withdrawal charge. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

           P (1 + T)N = ERV

Where:

     P =          a hypothetical initial payment of $1,000

     T =          average annual total return

     n =          number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee or withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

The contracts are new and therefore have limited performance history. However, the Separate Account and certain portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the portfolios and is for the periods shown.

Future performance of the investment portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for an investment portfolio is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the investment portfolio. There are performance figures for the accumulation units that reflect the Separate Account Product Charges as well as the investment portfolio expenses. There are also performance figures for the accumulation units that reflect the Separate Account Product Charge, the account fee, the portfolio expenses, and assume you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2002. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2002, may differ from the numbers shown below.

                      PART 1 - SEPARATE ACCOUNT PERFORMANCE

Shown below is the average annual total return of the separate account corresponding to each investment portfolio since the portfolio was first made available in the separate account.

There are two sets of charts below

The first 2 charts below relate to the first prospectus:

Chart 1 is for contracts with the standard Principal Protection death benefit.

Chart 2 is for contracts with the optional Annual Step-Up death benefit.

The second single chart relates to the second prospectus.

Chart 1 is for contracts with the standard Annual Step-Up death benefit.

o Column A presents performance figures for the accumulation units which reflect the Separate Account Product Charge (including the account fee), the fees and expenses of each portfolio, and assumes you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the Separate Account Product Charge, and the fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2002:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (FMLI)
SEVEN YEAR VA
AS OF 12/31/02
CHART 1
                                                             COLUMN A                    COLUMN B
                                                                                 (reflects separate account
                                                        (reflects all charges        product charges and
                                             SEPARATE   and portfolio expenses)      portfolio expenses)
                                              ACCOUNT  -------------------------- --------------------------
                                             INCEPTION                  10 YEARS                   10 YEARS
                                              DATE IN                   OR SINCE                   OR SINCE
       PORTFOLIO                             PORTFOLIO  1 YEAR  5 YEARS INCEPTION  1 YEAR  5 YEARS INCEPTION
-------------------------------------------- --------- -------- ------- --------- -------- ------- ---------

Met Investors - Janus Aggressive Growth       3/21/01  -34.27%     N/A   -25.49%  -28.77%    N/A    -21.63%
Met Investors - Lord Abbett Bond Debentu      3/21/01   -7.36%     N/A    -4.15%   -1.86%    N/A     -0.95%
Met Investors - Lord Abbett Growth & Inc       2/9/01  -24.68%     N/A   -16.02%  -19.18%    N/A    -12.63%
Met Investors - Met Putnam Research Port      3/21/01  -27.34%     N/A   -16.87%  -21.84%    N/A    -13.31%
Met Investors - MFS Research Internation      3/21/01  -18.44%     N/A   -13.44%  -12.94%    N/A     -9.98%
Met Investors - MIST AIM Mid Cap Core Eq      10/9/01  -17.47%     N/A    -7.26%  -11.97%    N/A     -2.63%
Met Investors - MIST AIM Small Cap Growt      10/9/01  -33.94%     N/A   -17.29%  -28.44%    N/A    -12.54%
Met Investors - MIST Harris Oakmark Int'      10/9/01  -24.65%     N/A   -14.23%  -19.15%    N/A     -9.53%
Met Investors - MIST Third Ave Small Cap       5/1/02      N/A     N/A   -24.72%      N/A    N/A    -17.62%
Met Investors - Oppenheimer Capital Appr      3/21/01  -31.21%     N/A   -19.49%  -25.71%    N/A    -15.84%
Met Investors - PIMCO Innovation Portfol      3/21/01  -56.87%     N/A   -44.15%  -51.37%    N/A    -39.39%
Met Investors - PIMCO Money Market Portf      3/21/01   -5.71%     N/A    -2.56%   -0.21%    N/A      0.61%
Met Investors - PIMCO Total Return Portf      3/21/01    2.38%     N/A     3.51%    7.88%    N/A      6.54%
Met Investors - T Rowe Price Mid Cap Gro      3/21/01  -50.26%     N/A   -31.74%  -44.76%    N/A    -27.63%
MetLife - MetLife Stock Index B               10/9/01  -29.02%     N/A   -18.85%  -23.52%    N/A    -14.08%
Zenith - Davis Venture Value E                3/21/01  -23.13%     N/A   -12.93%  -17.63%    N/A     -9.49%
Zenith - Harris Oakmark Focused Value Se      3/21/01  -15.74%     N/A     0.97%  -10.24%    N/A      4.05%
Zenith - Zenith Jennison Growth Portfoli       5/1/02      N/A     N/A   -30.77%      N/A    N/A    -23.67%






FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (FMLI)
SEVEN YEAR VA
AS OF 12/31/02
CHART 2
                                                             COLUMN A                    COLUMN B
                                                                                 (reflects separate account
                                                        (reflects all charges        product charges and
                                             SEPARATE   and portfolio expenses)      portfolio expenses)
                                              ACCOUNT  -------------------------- --------------------------
                                             INCEPTION                  10 YEARS                   10 YEARS
                                              DATE IN                   OR SINCE                   OR SINCE
       PORTFOLIO                             PORTFOLIO  1 YEAR  5 YEARS INCEPTION  1 YEAR  5 YEARS INCEPTION
-------------------------------------------- --------- -------- ------- --------- -------- ------- ---------
Met Investors - Janus Aggressive Growth       3/20/01  -34.41%     N/A   -26.02%  -28.91%    N/A    -22.14%
Met Investors - Lord Abbett Bond Debentu       5/1/01   -7.55%     N/A    -5.36%   -2.05%    N/A     -1.92%
Met Investors - Lord Abbett Growth & Inc     12/11/89  -24.84%     N/A     9.26%  -19.34%    N/A      9.31%
Met Investors - Met Putnam Research Port      3/20/01  -27.49%     N/A   -18.28%  -21.99%    N/A    -14.68%
Met Investors - MFS Research Internation       5/1/01  -18.62%     N/A   -19.15%  -13.12%    N/A    -15.35%
Met Investors - MIST AIM Mid Cap Core Eq      10/9/01  -17.65%     N/A    -7.46%  -12.15%    N/A     -2.83%
Met Investors - MIST AIM Small Cap Growt      10/9/01  -34.08%     N/A   -17.46%  -28.58%    N/A    -12.72%
Met Investors - MIST Harris Oakmark Int'      10/9/01  -24.81%     N/A   -14.41%  -19.31%    N/A     -9.71%
Met Investors - MIST Third Ave Small Cap       5/1/02      N/A     N/A   -24.83%      N/A    N/A    -17.73%
Met Investors - Oppenheimer Capital Appr      3/20/01  -31.36%     N/A   -20.51%  -25.86%    N/A    -16.84%
Met Investors - PIMCO Innovation Portfol       5/1/01  -56.97%     N/A   -51.04%  -51.47%    N/A    -45.85%
Met Investors - PIMCO Money Market Portf      3/20/01   -5.91%     N/A    -2.78%   -0.41%    N/A      0.39%
Met Investors - PIMCO Total Return Portf       5/1/01    2.17%     N/A     4.52%    7.67%    N/A      7.75%
Met Investors - T Rowe Price Mid Cap Gro       5/1/01  -50.37%     N/A   -41.66%  -44.87%    N/A    -37.00%
MetLife - MetLife Stock Index B               1/22/01  -29.17%     N/A   -24.20%  -23.67%    N/A    -20.55%
Zenith - Davis Venture Value E                4/19/95  -23.29%     N/A     9.47%  -17.79%    N/A      9.53%
Zenith - Harris Oakmark Focused Value Se       4/2/01  -15.92%     N/A    -0.21%  -10.42%    N/A      2.95%
Zenith - Zenith Jennison Growth Portfoli       5/1/02      N/A     N/A   -30.87%      N/A    N/A    -23.77%

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (FMLI)
SEVEN YEAR VA
AS OF 12/31/02
CHART 1
                                                                              COLUMN A                   COLUMN B
                                                                                                 (reflects separate account
                                                                         (reflects all charges       product charges and
                                                             SEPARATE   and portfolio expenses)     portfolio expenses)
                                                             ACCOUNT  -------------------------- --------------------------
                                                            INCEPTION                  10 YEARS                   10 YEARS
                                                             DATE IN                   OR SINCE                   OR SINCE
                      PORTFOLIO                             PORTFOLIO  1 YEAR  5 YEARS INCEPTION  1 YEAR  5 YEARS INCEPTION
--------------------------------------------                --------- -------- ------- --------- -------- ------- ---------
AIM - Aim Capital Appreciation B                              5/1/00  -31.05%     N/A   -29.13%   -25.55%    N/A   -25.52%
AIM - Aim International Growth Fund B                         5/1/00  -22.60%     N/A   -28.57%   -17.10%    N/A   -25.01%
AIM - AIM Premier Equity Fund B                               5/1/00  -36.93%     N/A   -29.35%   -31.43%    N/A   -25.74%
Alliance - AllianceBernstein Real Estate Inv Portfolio B      5/1/01   -4.62%     N/A     2.69%     0.89%    N/A     5.95%
Alliance - AllianceBernstein Small Cap B                      5/1/01  -13.18%     N/A    -1.90%    -7.68%    N/A     1.46%
Alliance - AllianceBernstein Value B                          5/1/01  -19.66%     N/A   -12.49%   -14.16%    N/A    -8.88%
Alliance - Premier Growth Portfolio B                         5/1/01  -37.30%     N/A   -31.84%   -31.80%    N/A   -27.61%
American Century - VP Income & Growth Fund                    5/4/01  -25.99%     N/A   -21.13%   -20.49%    N/A   -17.26%
American Century - VP International Fund                      5/4/01  -26.98%     N/A   -27.53%   -21.48%    N/A   -23.45%
American Century - VP Value Fund                              5/4/01  -19.34%     N/A    -7.87%   -13.84%    N/A    -4.36%
Dreyfus - Dreyfus VIF-Appreciation Portfolio B                5/4/01  -23.55%     N/A   -19.62%   -18.05%    N/A   -15.80%
Dreyfus - Dreyfus VIF-Disciplined Stock Port. B               5/4/01  -29.30%     N/A   -24.63%   -23.80%    N/A   -20.64%
Dreyfus - Dreyfus VIP-Stock Index Fund B                      5/4/01  -29.13%     N/A   -24.08%   -23.63%    N/A   -20.12%
Fidelity - Fidelity Equity-Income Fund B                     5/11/01  -23.81%     N/A   -18.52%   -18.31%    N/A   -14.69%
Fidelity - Fidelity Growth Fund B                            5/11/01  -36.77%     N/A   -30.15%   -31.27%    N/A   -25.96%
Fidelity - Fidelity High Income Fund B                       5/11/01   -3.64%     N/A    -9.46%     1.86%    N/A    -5.86%
Franklin - Franklin Mutual Shares B                           5/1/01  -18.54%     N/A   -12.58%   -13.04%    N/A    -8.97%
Franklin - Franklin Small Cap B                               5/1/01  -35.18%     N/A   -26.59%   -29.68%    N/A   -22.55%
Franklin - Large Cap Growth Securities B                      5/1/01  -29.76%     N/A   -25.98%   -24.26%    N/A   -21.96%
Franklin - Templeton Dev Markets Securities B                 5/3/00   -7.04%     N/A   -13.90%    -1.54%    N/A   -11.24%
Franklin - Templeton Foreign Securities B                     5/1/00  -25.20%     N/A   -16.27%   -19.70%    N/A   -13.50%
Goldman Sachs-Goldman Sachs Growth & Income                  5/11/01  -18.07%     N/A   -14.58%   -12.57%    N/A   -10.86%
Goldman Sachs-Goldman Sach Int'l Equity                      5/11/01  -24.97%     N/A   -24.93%   -19.47%    N/A   -20.91%
INVESCO - INVESCO VIF-Dynamics Fund                          5/11/01  -38.35%     N/A   -33.62%   -32.85%    N/A   -29.29%
INVESCO - INVESCO VIF-High Yield                             5/11/01   -8.17%     N/A   -15.47%    -2.67%    N/A   -11.72%
Keyport-Liberty Newport Tiger Fund                            5/1/01  -23.62%     N/A   -22.71%   -18.12%    N/A   -18.80%
Met Investors - J.P. Morgan Enhanced Index Portfolio B       3/11/97  -31.66%     N/A    -0.23%   -26.16%    N/A     0.31%
Met Investors - J.P. Morgan International Equity B           3/11/97  -23.18%     N/A    -4.99%   -17.68%    N/A    -4.31%
Met Investors - J.P. Morgan Quality Bond B                   5/15/97    1.58%     N/A     5.14%     7.08%    N/A     5.62%
Met Investors - J.P. Morgan Select Equity B                  3/11/97  -32.36%     N/A    -1.13%   -26.86%    N/A    -0.57%
Met Investors - J.P. Morgan Small Cap Stock B                3/17/97  -27.79%     N/A    -0.38%   -22.29%    N/A     0.17%
Met Investors - Janus Aggressive Growth Portfolio B           5/1/01  -34.34%     N/A   -31.82%   -28.84%    N/A   -27.59%
Met Investors - Lord Abbett Bond Debenture B                 5/15/97   -7.46%     N/A     2.08%    -1.96%    N/A     2.61%
Met Investors - Lord Abbett Developing Growth B             11/23/98  -35.62%     N/A    -8.87%   -30.12%    N/A    -7.60%
Met Investors - Lord Abbett Growth & Income B                3/11/97  -24.76%     N/A     3.07%   -19.26%    N/A     3.55%
Met Investors - Lord Abbett Growth Opportunities B            5/1/01  -30.97%     N/A   -24.47%   -25.47%    N/A   -20.51%
Met Investors - Lord Abbett Mid-Cap Value B                   3/4/98  -16.34%     N/A     6.60%   -10.84%    N/A     7.27%
Met Investors - Met Putnam Research Portfolio B               5/1/01  -27.41%     N/A   -24.44%   -21.91%    N/A   -20.48%
Met Investors - MFS Research International Portfolio B        5/1/01  -18.53%     N/A   -19.06%   -13.03%    N/A   -15.27%
Met Investors - MIST AIM Mid Cap Core Equity Portfolio B     10/9/01  -17.56%     N/A    -7.36%   -12.06%    N/A    -2.73%
Met Investors - MIST AIM Small Cap Growth Portfolio B        10/9/01  -34.01%     N/A   -17.37%   -28.51%    N/A   -12.63%
Met Investors - MIST Harris Oakmark Int'l Portfolio B        10/9/01  -24.73%     N/A   -14.32%   -19.23%    N/A    -9.62%
Met Investors - MIST Third Ave Small Cap Val Portfolio B      5/1/02      N/A     N/A   -24.78%       N/A    N/A   -17.68%
Met Investors - Oppenheimer Capital Appreciation B            5/1/01  -31.28%     N/A   -26.76%   -25.78%    N/A   -22.72%
Met Investors - PIMCO Innovation Portfolio B                  5/1/01  -56.92%     N/A   -50.98%   -51.42%    N/A   -45.80%
Met Investors - PIMCO Money Market Portfolio B                5/1/01   -5.81%     N/A    -3.04%    -0.31%    N/A     0.34%
Met Investors - PIMCO Total Return Portfolio B                5/1/01    2.27%     N/A     4.63%     7.77%    N/A     7.86%
Met Investors - T Rowe Price Mid Cap Growth Portfolio B       5/1/01  -50.32%     N/A   -41.60%   -44.82%    N/A   -36.94%
MetLife - MetLife Stock Index B                              10/9/01  -29.10%     N/A   -18.94%   -23.60%    N/A   -14.17%
MFS - MFS Emerging Growth Series B                            5/1/00  -40.28%     N/A   -37.51%   -34.78%    N/A   -33.15%
MFS - MFS High Income Series B                                5/1/00   -4.60%     N/A    -4.75%     0.90%    N/A    -2.48%
MFS - MFS New Discovery Series B                              5/1/01  -38.25%     N/A   -27.04%   -32.75%    N/A   -22.99%
MFS - MFS Research Series B                                   5/1/00  -31.27%     N/A   -25.51%   -25.77%    N/A   -22.18%
MFS - MFS Strategic Income Series B                           5/1/01    1.18%     N/A     2.26%     6.68%    N/A     5.53%
PIMCO - PIMCO High Yield Portfolio                           5/11/01   -8.06%     N/A    -4.73%    -2.56%    N/A    -1.25%
PIMCO - PIMCO Low Duration Portfolio                         5/11/01    0.07%     N/A     2.19%     5.57%    N/A     5.52%
PIMCO - PIMCO Total Return Portfolio                         5/11/01    2.07%     N/A    4.82%     7.57%     N/A     8.10%
PIMCO - StockPLUS Growth & Income Portfolio                  5/11/01  -26.83%     N/A   -21.35%   -21.33%    N/A   -17.45%
Putnam - Putnam VT Growth & Income B                          5/1/00  -25.62%     N/A   -10.69%   -20.12%    N/A    -8.19%
Putnam - Putnam VT Int Growth B                               5/1/00  -24.32%     N/A   -21.70%   -18.82%    N/A   -18.62%
Putnam - Putnam VT Int New Opp B                              5/1/01  -20.33%     N/A   -22.17%   -14.83%    N/A   -18.28%
Putnam - Putnam VT New Value Class B                          5/1/01  -22.28%     N/A   -16.46%   -16.78%    N/A   -12.74%
Putnam - Putnam VT Vista Class B Shares                       5/1/00  -37.07%     N/A   -34.99%   -31.57%    N/A   -30.89%
Scudder I - International Portfolio B                         5/1/01  -25.25%     N/A   -29.37%   -19.75%    N/A   -25.23%
Scudder II- Government Securities Portfolio                   5/1/01    1.05%     N/A     2.83%     6.55%    N/A     6.10%
Scudder II- Scudder II SVS Dreman Small Cap Value             5/1/00  -18.08%     N/A     0.33%   -12.58%    N/A     2.08%
Scudder II- Small Cap Growth Portfolio                        5/1/01  -39.89%     N/A   -34.43%   -34.39%    N/A   -30.09%
Zenith - Davis Venture Value E                                5/1/01  -23.21%     N/A   -18.78%   -17.71%    N/A   -14.99%
Zenith - Harris Oakmark Focused Value Series B                5/1/01  -15.83%     N/A    -3.43%   -10.33%    N/A    -0.04%
Zenith - Zenith Capital Guardian US Equity B                  5/1/02      N/A     N/A   -28.94%       N/A    N/A   -21.84%
Zenith - Zenith Jennison Growth Portfolio B                   5/1/02      N/A     N/A   -30.82%       N/A    N/A   -23.72%
Zenith - Zenith MFS Investors Trust B                         5/1/02  -26.94%     N/A   -24.24%   -21.44%    N/A   -17.14%
Zenith - Zenith MFS Total Return B                            5/1/02  -12.33%     N/A   -15.87%    -6.83%    N/A    -8.77%
MetLife - MetLife MFS Research B                             4/30/99  -31.20%     N/A   -13.29%   -25.33%    N/A   -10.99%
MetLife - MetLife Putnam Int. Stock B                         5/1/91  -24.72%     N/A    -1.29%   -18.81%    N/A    -0.71%
MetLife - MetLife/Putnam Voyager Portfolio B                  5/1/02      N/A     N/A   -26.81%       N/A    N/A   -19.44%

                      PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are new and therefore have limited performance history. However, certain investment portfolios have been in existence for some time and have an investment history. To show how the historical performance of the investment portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the investment portfolios and is for the periods shown. The charts below show the investment performance of the investment portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the investment portfolios for the same periods.

There are two sets of charts

The first set of 2 charts below relate to the first prospectus:

Chart 1 is for contracts with the standard Principal Protection death benefit.

Chart 2 is for contracts with the optional Annual Step-Up death benefit.

The second single chart relates to the second prospectus.

Chart 1 is for contracts with the standard Annual Step-Up death benefit.

     o The performance figures in Column A reflect the fees and expenses paid by each investment portfolio's with 12b-1 fees of 0.25% or, as applicable, 0.15%.

     o Column B presents performance figures for the accumulation units that reflect the Separate Account Product Charge (including the account fee), and the fees and expenses of each investment portfolio, and assumes you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

     o Column C presents performance figures for the accumulation units that reflect the Separate Account Product Charge and the fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2002:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (FMLI)
SEVEN YEAR VA
AS OF 12/31/02
CHART 1
                                                             COLUMN A                 COLUMN B                    COLUMN C
                                                                                     (reflects                (reflects separate
                                                                                     all charges            account product charges
                                                       PORTFOLIO PERFORMANCE    and portfolio expenses)     and portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------
                                          PORTFOLIO                  10 YEARS                   10 YEARS                   10 YEARS
                                          INCEPTION                  OR SINCE                   OR SINCE                   OR SINCE
       PORTFOLIO                          DATE       1 YEAR  5 YEARS INCEPTION  1 YEAR  5 YEARS INCEPTION  1 YEAR  5 YEARS INCEPTION
----------------------------------------- --------- -------- ------- --------- -------- ------- --------- -------- ------- ---------
Met Investors - Janus Aggressive Growth    2/12/01  -27.83%     N/A   -28.31%  -34.27%     N/A   -33.40%  -28.77%     N/A   -29.28%
Met Investors - Lord Abbett Bond Debentu    5/1/96   -0.57%     N/A     0.33%   -7.36%   0.56%     4.31%   -1.86%   1.18%     4.60%
Met Investors - Lord Abbett Growth & Inc  12/11/89  -18.12%     N/A    -7.17%  -24.68%   0.96%     9.47%  -19.18%   1.56%     9.53%
Met Investors - Met Putnam Research Port   2/12/01  -20.81%     N/A   -20.64%  -27.34%     N/A   -25.46%  -21.84%     N/A   -21.70%
Met Investors - MFS Research Internation   2/12/01  -11.80%     N/A   -14.25%  -18.44%     N/A   -18.89%  -12.94%     N/A   -15.38%
Met Investors - MIST AIM Mid Cap Core Eq   10/9/01  -10.82%     N/A    -1.35%  -17.47%     N/A    -7.26%  -11.97%     N/A    -2.63%
Met Investors - MIST AIM Small Cap Growt   10/9/01  -27.50%     N/A   -11.37%  -33.94%     N/A   -17.29%  -28.44%     N/A   -12.54%
Met Investors - MIST Harris Oakmark Int'   10/9/01  -18.09%     N/A    -8.33%  -24.65%     N/A   -14.23%  -19.15%     N/A    -9.53%
Met Investors - MIST Third Ave Small Cap    5/1/02      N/A     N/A   -16.90%      N/A     N/A   -24.72%      N/A     N/A   -17.62%
Met Investors - Oppenheimer Capital Appr   2/12/01  -24.73%     N/A   -20.74%  -31.21%     N/A   -25.56%  -25.71%     N/A   -21.80%
Met Investors - PIMCO Innovation Portfol   2/12/01  -50.73%     N/A   -46.83%  -56.87%     N/A   -53.04%  -51.37%     N/A   -47.57%
Met Investors - PIMCO Money Market Portf   2/12/01    1.09%     N/A     2.07%   -5.71%     N/A    -2.24%   -0.21%     N/A     0.75%
Met Investors - PIMCO Total Return Portf   2/12/01    9.29%     N/A     8.49%    2.38%     N/A     4.26%    7.88%     N/A     7.09%
Met Investors - T Rowe Price Mid Cap Gro   2/12/01  -44.04%     N/A   -33.25%  -50.26%     N/A   -38.56%  -44.76%     N/A   -34.16%
MetLife - MetLife Stock Index B             5/1/90  -22.52%     N/A   -16.44%  -29.02%  -3.33%     8.14%  -23.52%  -2.64%     8.19%
Zenith - Davis Venture Value E            10/31/94  -16.55%     N/A   -14.94%  -23.13%  -0.28%    10.03%  -17.63%   0.35%    10.09%
Zenith - Harris Oakmark Focused Value Se   4/30/93   -9.06%     N/A     2.70%  -15.74%  -3.69%     9.20%  -10.24%   4.25%     9.27%
Zenith - Zenith Jennison Growth Portfoli    5/1/02      N/A     N/A   -23.00%      N/A     N/A   -30.77%      N/A     N/A   -23.67%






FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (FMLI)
SEVEN YEAR VA
AS OF 12/31/02

CHART 2
                                                             COLUMN A                 COLUMN B                    COLUMN C
                                                                                     (reflects                (reflects separate
                                                                                     all charges            account product charges
                                                       PORTFOLIO PERFORMANCE    and portfolio expenses)     and portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------
                                          PORTFOLIO                  10 YEARS                   10 YEARS                   10 YEARS
                                          INCEPTION                  OR SINCE                   OR SINCE                   OR SINCE
       PORTFOLIO                          DATE       1 YEAR  5 YEARS INCEPTION  1 YEAR  5 YEARS INCEPTION  1 YEAR  5 YEARS INCEPTION
----------------------------------------- --------- -------- ------- --------- -------- ------- --------- -------- ------- ---------
Met Investors - Janus Aggressive Growth    2/12/01  -27.83%     N/A   -28.31%  -34.41%     N/A   -33.55%  -28.91%     N/A   -29.42%
Met Investors - Lord Abbett Bond Debentu    5/1/96   -0.57%     N/A     0.33%   -7.55%   0.36%     4.10%   -2.05%   0.98%     4.40%
Met Investors - Lord Abbett Growth & Inc  12/11/89  -18.12%     N/A    -7.17%  -24.84%   0.76%     9.26%  -19.34%   1.36%     9.31%
Met Investors - Met Putnam Research Port   2/12/01  -20.81%     N/A   -20.64%  -27.88%     N/A   -26.03%  -21.99%     N/A   -21.86%
Met Investors - MFS Research Internation   2/12/01  -11.80%     N/A   -14.25%  -18.62%     N/A   -19.06%  -13.12%     N/A   -15.55%
Met Investors - MIST AIM Mid Cap Core Eq   10/9/01  -10.82%     N/A    -1.35%  -17.65%     N/A    -7.46%  -12.15%     N/A    -2.83%
Met Investors - MIST AIM Small Cap Growt   10/9/01  -27.50%     N/A   -11.37%  -34.44%     N/A   -17.91%  -28.58%     N/A   -12.72%
Met Investors - MIST Harris Oakmark Int'   10/9/01  -18.09%     N/A    -8.33%  -24.81%     N/A   -14.41%  -19.31%     N/A    -9.71%
Met Investors - MIST Third Ave Small Cap    5/1/02      N/A     N/A   -16.90%      N/A     N/A   -24.83%      N/A     N/A   -17.73%
Met Investors - Oppenheimer Capital Appr   2/12/01  -24.73%     N/A   -20.74%  -31.36%     N/A   -25.72%  -25.86%     N/A   -21.95%
Met Investors - PIMCO Innovation Portfol   2/12/01  -50.73%     N/A   -46.83%  -56.97%     N/A   -53.15%  -51.47%     N/A   -47.68%
Met Investors - PIMCO Money Market Portf   2/12/01    1.09%     N/A     2.07%   -5.91%     N/A    -2.47%   -0.41%     N/A     0.53%
Met Investors - PIMCO Total Return Portf   2/12/01    9.29%     N/A     8.49%    2.17%     N/A     4.04%    7.67%     N/A     6.88%
Met Investors - T Rowe Price Mid Cap Gro   2/12/01  -44.04%     N/A   -33.25%  -50.37%     N/A   -38.70%  -44.87%     N/A   -34.29%
MetLife - MetLife Stock Index B             5/1/90  -22.52%     N/A   -16.44%  -29.17%  -3.47%     8.02%  -23.67%  -2.77%     8.08%
Zenith - Davis Venture Value E            10/31/94  -16.55%     N/A   -14.94%  -23.29%  -0.48%     9.81%  -17.79%   0.14%     9.87%
Zenith - Harris Oakmark Focused Value Se   4/30/93   -9.06%     N/A     2.70%  -15.92%   3.48%     8.98%  -10.42%   4.04%     9.05%
Zenith - Zenith Jennison Growth Portfoli    5/1/02      N/A     N/A   -23.00%      N/A     N/A   -30.87%      N/A     N/A   -23.77%






FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (FMLI)
SEVEN YEAR VA
AS OF 12/31/02
CHART 1
                                                             COLUMN A                 COLUMN B                    COLUMN C
                                                                                     (reflects                (reflects separate
                                                                                     all charges            account product charges
                                                       PORTFOLIO PERFORMANCE    and portfolio expenses)     and portfolio expenses)
                                                    -------------------------- -------------------------- --------------------------
                                          PORTFOLIO                  10 YEARS                   10 YEARS                   10 YEARS
                                          INCEPTION                  OR SINCE                   OR SINCE                   OR SINCE
       PORTFOLIO                          DATE       1 YEAR  5 YEARS INCEPTION  1 YEAR  5 YEARS INCEPTION  1 YEAR  5 YEARS INCEPTION
----------------------------------------- --------- -------- ------- --------- -------- ------- --------- -------- ------- ---------
AIM - Aim Capital Appreciation B            5/5/93  -24.52%  -2.49%     7.06%  -31.05%  -5.93%     4.74%  -25.55%  -5.17%     4.80%
AIM - Aim International Growth Fund B       5/5/93  -15.89%  -3.44%     4.00%  -22.60%  -7.25%     1.51%  -17.10%  -6.44%     1.58%
AIM - AIM Premier Equity Fund B             5/5/93  -30.44%  -2.43%     7.57%  -36.93%  -6.37%     4.23%  -31.43%  -5.59%     4.29%
Alliance - AllianceBernstein Real Estate   4/24/01    2.31%     N/A     9.41%   -4.62%     N/A     4.71%    0.89%     N/A     7.89%
Alliance - AllianceBernstein Small Cap B    5/1/01   -6.37%     N/A     2.89%  -13.18%     N/A    -1.90%   -7.68%     N/A     1.46%
Alliance - AllianceBernstein Value B        5/1/01  -12.95%     N/A    -7.59%  -19.66%     N/A   -12.49%  -14.16%     N/A    -8.88%
Alliance - Premier Growth Portfolio B      7/14/99  -30.84%     N/A   -16.39%  -37.30%     N/A   -19.85%  -31.80%     N/A   -17.54%
American Century - VP Income & Growth Fu  10/30/97  -19.37%  -0.22%     1.25%  -25.99%  -2.27%    -0.79%  -20.49%  -1.60%    -0.15%
American Century - VP International Fund    5/2/94  -20.37%  -1.79%     3.27%  -26.98%  -3.79%     1.80%  -21.48%  -3.09%     1.88%
American Century - VP Value Fund            5/1/96  -12.62%   3.89%     8.41%  -19.34%   1.88%     6.65%  -13.84%   2.47%     6.92%
Dreyfus - Dreyfus VIF-Appreciation Portf    4/5/93   -0.18%   0.00%    10.18%  -23.55%  -0.43%     8.52%  -18.05%   0.19%     8.58%
Dreyfus - Dreyfus VIF-Disciplined Stock     5/1/96   -0.24%  -0.03%     7.08%  -29.30%  -3.90%     3.71%  -23.80%  -3.19%     3.99%
Dreyfus - Dreyfus VIP-Stock Index Fund B   9/29/89   -0.23%  -0.02%     9.23%  -29.13%  -3.06%     7.60%  -23.63%  -2.38%     7.66%
Fidelity - Fidelity Equity-Income Fund B   10/9/86  -17.15%   0.13%     9.97%  -23.81%  -1.93%     8.38%  -18.31%  -1.27%     8.43%
Fidelity - Fidelity Growth Fund B          10/9/86  -30.30%  -0.55%    10.33%  -36.77%  -2.62%     8.73%  -31.27%  -1.95%     8.78%
Fidelity - Fidelity High Income Fund B     9/20/85    3.30%  -6.22%     6.69%   -3.64%  -8.39%     1.45%    1.86%  -7.52%     1.54%
Franklin - Franklin Mutual Shares B        11/8/96  -11.81%   3.98%     6.60%  -18.54%   1.95%     4.79%  -13.04%   2.53%     5.11%
Franklin - Franklin Small Cap B            11/1/95  -28.68%   0.03%     6.34%  -35.18%  -2.02%     4.78%  -29.68%  -1.36%     4.85%
Franklin - Large Cap Growth Securities B    5/1/96  -23.19%   2.52%     6.50%  -29.76%   0.49%     4.74%  -24.26%   1.09%     5.02%
Franklin - Templeton Dev Markets Securit    3/4/96   -0.15%  -5.47%    -9.57%   -7.04%  -7.63%   -11.51%   -1.54%  -6.78%   -10.83%
Franklin - Templeton Foreign Securities     5/1/92  -18.56%  -2.13%     6.63%  -25.20%  -4.22%     5.08%  -19.70%  -3.50%     5.14%
Goldman Sachs- Growth & Income             1/12/98  -11.34%     N/A    -3.17%  -18.07%     N/A    -5.28%  -12.57%     N/A    -4.51%
Goldman Sachs- Int'l Equity                1/12/98  -18.34%     N/A    -2.71%  -24.97%     N/A    -4.76%  -19.47%     N/A    -4.03%
INVESCO - INVESCO VIF-Dynamics Fund        8/22/97  -31.90%  -3.43%    -2.60%  -38.35%  -5.50%    -4.64%  -32.85%  -4.75%    -3.93%
INVESCO-INVESCO VIF-High Yield Fund        5/26/94   -1.30%   3.86%     3.58%   -8.17%  -5.74%     1.99%   -2.67%  -5.18%     2.07%
Met Investors - J.P. Morgan Enhanced Ind    5/1/96  -25.12%     N/A   -14.67%  -31.66%  -3.99%     3.22%  -26.16%  -3.28%     3.51%
Met Investors - J.P. Morgan Internationa    5/1/96  -16.51%     N/A   -13.21%  -23.18%  -6.32%    -2.86%  -17.68%  -5.53%    -2.45%
Met Investors - J.P. Morgan Quality Bond    5/1/96    8.59%     N/A     7.13%    1.58%   4.47%     5.23%    7.08%   5.01%     5.52%
Met Investors - J.P. Morgan Select Equit    5/1/96  -25.83%     N/A   -12.59%  -32.36%  -4.84%     1.48%  -26.86%  -4.10%     1.80%
Met Investors - J.P. Morgan Small Cap St    5/1/96  -21.19%     N/A    -7.55%  -27.79%  -4.70%     0.28%  -22.29%  -3.96%     0.63%
Met Investors - Janus Aggressive Growth    2/12/01  -27.83%     N/A   -28.31%  -34.34%     N/A   -33.48%  -28.84%     N/A   -29.35%
Met Investors - Lord Abbett Bond Debentu    5/1/96   -0.57%     N/A     0.33%   -7.46%   0.46%     4.20%   -1.96%   1.08%     4.50%
Met Investors - Lord Abbett Developing G   8/20/97  -29.14%     N/A   -10.20%  -35.62%  -7.77%    -6.41%  -30.12%  -6.94%    -5.64%
Met Investors - Lord Abbett Growth & Inc  12/11/89  -18.12%     N/A    -7.17%  -24.76%   0.86%     9.36%  -19.26%   1.46%     9.42%
Met Investors - Lord Abbett Growth Oppor   2/12/01  -24.41%     N/A   -18.82%  -30.97%     N/A   -23.66%  -25.47%     N/A   -19.98%
Met Investors - Lord Abbett Mid-Cap Valu   8/20/97   -9.58%     N/A     0.38%  -16.34%   7.69%     8.01%  -10.84%   8.18%     8.45%
Met Investors - Met Putnam Research Port   2/12/01  -20.81%     N/A   -20.64%  -27.41%     N/A   -25.54%  -21.91%     N/A   -21.78%
Met Investors - MFS Research Internation   2/12/01  -11.80%     N/A   -14.25%  -18.53%     N/A   -18.97%  -13.03%     N/A   -15.46%
Met Investors - MIST AIM Mid Cap Core Eq   10/9/01  -10.82%     N/A    -1.35%  -17.56%     N/A    -7.36%  -12.06%     N/A    -2.73%
Met Investors - MIST AIM Small Cap Growt  10/9/01   -27.50%     N/A   -11.37%  -34.01%     N/A   -17.37%  -28.51%     N/A   -12.63%
Met Investors - MIST Harris Oakmark Int'  10/9/01   -18.09%     N/A    -8.33%  -24.73%     N/A   -14.32%  -19.23%     N/A    -9.62%
Met Investors - MIST Third Ave Small Cap   5/1/02       N/A     N/A   -16.90%      N/A     N/A   -24.78%      N/A     N/A   -17.68%
Met Investors - Oppenheimer Capital Appr  2/12/01   -24.73%     N/A   -20.74%  -31.28%     N/A   -25.64%  -25.78%     N/A   -21.87%
Met Investors - PIMCO Innovation Portfol  2/12/01   -50.73%     N/A   -46.83%  -56.92%     N/A   -53.10%  -51.42%     N/A   -47.62%
Met Investors - PIMCO Money Market Portf  2/12/01     1.09%     N/A     2.07%   -5.81%     N/A    -2.35%   -0.31%     N/A     0.65%
Met Investors - PIMCO Total Return Portf  2/12/01     9.29%     N/A     8.49%    2.27%     N/A     4.15%    7.77%     N/A     6.99%
Met Investors - T Rowe Price Mid Cap Gro  2/12/01   -44.04%     N/A   -33.25%  -50.32%     N/A   -38.63%  -44.82%     N/A   -34.22%
MetLife - MetLife Stock Index B            5/1/90   -16.44%     N/A   -16.44%  -29.10%  -3.43%     8.03%  -23.60%  -2.74%     8.09%
MFS - MFS Emerging Growth Series B        7/24/95   -33.85%  -3.51%     4.63%  -40.28%  -5.60%     3.11%  -34.78%  -4.86%     3.18%
MFS - MFS High Income Series B            7/26/95     2.33%   0.66%     4.44%   -4.60%  -1.41%     2.90%    0.90%  -0.74%     2.99%
MFS - MFS New Discovery Series B          4/29/98   -31.80%     N/A     2.49%  -38.25%     N/A     0.21%  -32.75%     N/A     1.05%
MFS - MFS Research Series B               7/26/95   -24.72%  -2.96%     4.64%  -31.27%  -5.04%     3.11%  -25.77%  -4.30%     3.19%
MFS - MFS Strategic Income Series B       6/14/94     8.19%   4.45%     4.65%    1.18%   2.42%     3.10%    6.68%   3.00%     3.19%
PIMCO - PIMCO High Yield Portfolio        4/30/98    -1.19%     N/A     1.08%   -8.06%     N/A    -1.21%   -2.56%     N/A    -0.31%
PIMCO - PIMCO Low Duration Portfolio      2/16/99     7.05%     N/A     6.34%    0.07%     N/A     4.13%    5.57%     N/A     5.24%
PIMCO - PIMCO Total Return Portfolio     12/31/97     9.07%     N/A     7.05%    2.07%   4.65%     4.65%    7.57%   5.19%     5.19%
PIMCO - StockPLUS Growth & Income Portfo 12/31/97   -20.22%     N/A    -0.06%  -26.83%  -1.91%    -1.91%  -21.33%  -1.25%    -1.25%
Putnam - Putnam VT Growth & Income B       2/1/88   -18.99%  -0.87%    10.35%  -25.62%  -2.94%     8.76%  -20.12%  -2.25%     8.80%
Putnam - Putnam VT Int Growth B            1/2/97   -17.67%   2.30%     4.47%  -24.32%   0.28%     2.55%  -18.82%   0.88%     3.01%
Putnam - Putnam VT Int New Opp B           1/2/97   -13.63%  -2.42%    -2.07%  -20.33%  -4.51%    -4.06%  -14.83%  -3.78%    -3.43%
Putnam - Putnam VT New Value Class B       1/2/97   -15.60%   2.56%     4.91%  -22.28%   0.53%     2.98%  -16.78%   1.14%     3.45%
Putnam - Putnam VT Vista Class B Shares    1/2/97   -30.60%  -4.20%    -0.12%  -37.07%  -6.30%    -2.07%  -31.57%  -5.53%    -1.51%
Scudder I - International Portfolio B      5/8/97   -18.37%  -4.15%     4.40%  -25.25%  -6.43%    -5.49%  -19.75%  -5.65%    -4.78%
Scudder II-Government Securites Portfolio  9/3/87     8.05%   6.78%     6.69%    1.05%   5.07%     6.03%    6.55%   5.46%     6.10%
Scudder II- SVS Dreman Small Cap Value     5/1/96   -11.43%  -0.21%    -0.13%  -18.08%   0.65%    14.93%  -12.58%   1.10%    15.04%
Scudder II- Small Cap Growth Portfolio     5/2/94   -33.46%  -7.59%     5.31%  -39.89%  -9.49%     3.75%  -34.39%  -8.87%     3.81%
Zenith - Davis Venture Value E           10/31/94   -16.55%     N/A   -14.94%  -23.21%  -0.38%     9.92%  -17.71%   0.24%     9.98%
Zenith - Harris Oakmark Focused Value Se  4/30/93    -9.06%     N/A     2.70%  -15.83%   3.59%     9.09%  -10.33%   4.15%     9.16%
Zenith - Zenith Capital Guardian US Equi   5/1/02       N/A     N/A   -21.10%      N/A     N/A   -28.94%      N/A     N/A   -21.84%
Zenith - Zenith Jennison Growth Portfoli   5/1/02       N/A     N/A   -23.00%      N/A     N/A   -30.82%      N/A     N/A   -23.72%
Zenith - Zenith MFS Investors Trust B     4/30/99       N/A     N/A   -16.36%  -26.94%     N/A   -12.78%  -21.44%     N/A   -10.94%
Zenith - Zenith MFS Total Return B        4/30/87       N/A     N/A    -7.91%  -12.33%   0.90%     7.91%   -6.83%   1.50%     7.96%
MetLife - MetLife MFS Research B          4/30/99   -24.20%     N/A   -22.78%  -31.20%     N/A   -13.29%  -25.33%     N/A   -10.99%
MetLife - MetLife Putnam Int. Stock B      5/1/91       N/A     N/A   -18.10%  -24.72%  -6.25%    -1.29%  -18.81%  -4.99%    -0.71%
MetLife - MetLife/Putnam Voyager Portfol   5/1/02       N/A     N/A   -18.68%      N/A     N/A   -26.81%      N/A     N/A   -19.44%

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes and account fee) will be applied to the applicable Annuity Table to determine the first annuity payment. The adjusted contract value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows: The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is     (i)      the net asset value per share of the portfolio at the end of the current business day; plus

         (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is     (i)      the separate account product charges and for each day
                  since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

         (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

     o   You may not make a transfer from the fixed account to the Separate
         Account;

     o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

     o You may make a transfer from the Separate Account to the fixed account. The amount transferred to the fixed account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

FIXED ANNUITY

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The fixed account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.

REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.

                           TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment portfolio will satisfy these diversification requirements.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment portfolios of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over Separate Account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the contract.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.




The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract.

INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders of
First MetLife Investors Insurance Company and
Contract Owners of First MetLife Investors Variable Annuity Account One

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising First MetLife Investors Variable Annuity Account One (the Separate Account) of First MetLife Investors Insurance Company as of December 31, 2002, and the related statements of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two year period then ended, and the financial highlights as of December 31, 2002 and 2001, and for each of the periods then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of First MetLife Investors Variable Annuity Account One of First MetLife Investors Insurance Company as of December 31, 2002, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two year period then ended, and their financial highlights as of December 31, 2002 and 2001, and for each of the periods then ended in conformity with accounting principles generally accepted in the United States of America.

/s/  DELOITTE & TOUCHE LLP

St. Louis, Missouri
April 4, 2003

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2002

Sub-account assets:
  Investments:
   Met Investors Series Trust (Met Investors or MIST):
    Lord Abbett Growth and Income Portfolio              29,360 shares $  553,735
    Lord Abbett Growth and Income Portfolio B             7,557 shares    141,912
    Lord Abbett Bond Debenture Portfolio                 13,687 shares    140,155
    Lord Abbett Bond Debenture Portfolio B                7,723 shares     78,854
    Lord Abbett Developing Growth Portfolio               9,607 shares     72,728
    Lord Abbett Developing Growth Portfolio B               400 shares      3,019
    Lord Abbett Mid-Cap Value Portfolio                  14,130 shares    203,616
    Lord Abbett Mid-Cap Value Portfolio B                12,078 shares    173,321
    JP Morgan Quality Bond Portfolio                      7,188 shares     85,322
    JP Morgan Quality Bond Portfolio B                    3,048 shares     36,026
    JP Morgan Small Cap Stock Portfolio                   8,464 shares     78,377
    JP Morgan Small Cap Stock Portfolio B                   286 shares      2,638
    JP Morgan Enhanced Index Portfolio                   16,353 shares    178,738
    JP Morgan Enhanced Index Portfolio B                    231 shares      2,520
    JP Morgan Select Equity Portfolio                     9,863 shares     93,600
    JP Morgan Select Equity Portfolio B                   2,341 shares     22,124
    JP Morgan International Equity Portfolio             14,958 shares    108,597
    JP Morgan International Equity Portfolio B              387 shares      2,795
    Met Putnam Research Portfolio B                         230 shares      1,472
    Oppenheimer Capital Appreciation Portfolio B          3,152 shares     20,328
    PIMCO Money Market Portfolio B                        9,314 shares      9,314
    Janus Aggressive Growth Portfolio B                     690 shares      3,685
    Lord Abbett Growth Opportunities Portfolio               10 shares         70
    Lord Abbett Growth Opportunities Portfolio B          1,787 shares     12,063
    PIMCO Total Return Portfolio B                       51,460 shares    580,983
    PIMCO Innovation Portfolio B                            106 shares        322
    MFS Mid Cap Growth Portfolio B                        1,367 shares      6,344
    MFS Research International Portfolio B               12,086 shares     90,281
    MIST AIM Mid Cap Core Equity Portfolio B              1,557 shares     15,291
    MIST AIM Small Cap Growth Portfolio B                   687 shares      5,921
    MIST SSR Concentrated Int'l Portfolio B                 228 shares      2,018
    MIST Third Ave Small Cap Val Portfolio B              2,107 shares     17,446
   Metropolitan Life Series Funds, Inc. (MetLife):
    MetLife Stock Index B                                   386 shares      8,841
   General American Capital Company (GACC):
    Money Market Fund                                     2,668 shares     59,079
   Russell Insurance Funds (Russell):
    Russell Multi-Style Equity Fund                      18,986 shares    171,637
    Russell Aggressive Equity Fund                        2,435 shares     22,549
    Russell Non-U.S. Fund                                12,499 shares     89,992
    Russell Core Bond Fund                               24,180 shares    251,959
    Russell Real Estate Securities Fund                   3,344 shares     35,149
   AIM Variable Insurance Funds (AIM):
    V.I. Premier Equity Fund                              3,059 shares     49,617
    V.I. Premier Equity Fund B                               11 shares        174
    V.I. Capital Appreciation Fund                        3,838 shares     63,052
    V.I. Capital Appreciation Fund B                          5 shares         80

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2002

Sub-account assets (continued):
  Investments (continued):
   AIM Variable Insurance Funds (AIM) (Cont'd):
    V.I. International Growth Fund                                  1,855 shares $   23,165
    V.I. International Growth Fund B                                    7 shares         82
   Alliance Variable Products (Alliance):
    Alliance Premier Growth Portfolio                               4,511 shares     78,714
    Alliance Premier Growth Portfolio B                               530 shares      9,166
    AllianceBernstein Real Estate Invt Portfolio                    2,377 shares     27,385
    AllianceBernstein Real Estate Invt Portfolio B                    485 shares      5,566
    AllianceBernstein Small Cap B                                      10 shares        105
    AllianceBernstein Value B                                          10 shares         88
   Liberty Variable Investment Trust (Liberty):
    Newport Tiger Fund, Variable Series                                50 shares         74
   Goldman Sachs Asset Management (Goldman Sachs):
    Growth & Income Fund                                               10 shares         85
    International Equity Fund                                          10 shares         70
   Scudder Variable Series II (Scudder II):
    Small Cap Growth Portfolio                                          7 shares         56
    Small Cap Value Portfolio                                       4,285 shares     50,002
    Government Securities Portfolio                                     9 shares        113
   Scudder Variable Series I (Scudder I):
    International Portfolio B                                         748 shares      4,860
   MFS Variable Insurance Trust (MFS):
    Research Series                                                 5,170 shares     55,732
    Research Series B                                                 832 shares      8,930
    Investors Trust Series                                            486 shares      6,541
    Investors Trust Series B                                            5 shares         70
    Emerging Growth Series                                          1,609 shares     19,157
    Emerging Growth Series B                                            5 shares         54
    High Income Series                                                808 shares      7,123
    High Income Series B                                              310 shares      2,724
    Strategic Income Series B                                         257 shares      2,690
    New Discovery Series B                                          1,288 shares     13,365
   Oppenheimer Variable Account Funds (Oppenheimer):
    Bond Fund (VA)                                                  2,282 shares     25,812
   Putnam Variable Trust (Putnam):
    Growth & Income Fund                                            3,054 shares     57,263
    Growth & Income Fund B                                              4 shares         75
    Vista Fund                                                     27,246 shares    216,063
    Vista Fund B                                                        7 shares         57
    International Growth Fund                                       4,618 shares     46,870
    International Growth Fund B                                     1,467 shares     14,816
    International New Opp Fund B                                        9 shares         73
    New Value Fund B                                                    7 shares         82
   Franklin Templeton Variable Products Series Fund (Templeton):
    Templeton Foreign Securities Fund                               4,264 shares     40,547
    Templeton Foreign Securities Fund B                               959 shares      9,034
    Templeton Developing Markets Securities Fund                    5,915 shares     27,861
    Templeton Developing Markets Securities Fund B                    853 shares      4,002

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2002

Sub-accounts assets (continued):
  Investments (continued):
   Franklin Templeton Variable Products Series Fund (Templeton) (Cont'd):
    Franklin Small Cap Fund B                                                 382 shares $    4,847
    Franklin Large Cap Growth Securities Fund B                             2,213 shares     24,342
    Templeton Mutual Shares Securities Fund B                               1,275 shares     15,324
    Templeton Global Income Securities Fund B                                   9 shares        127
    Templeton Growth Securities Fund B                                          9 shares         79
   Fidelity Investments (Fidelity):
    Equity-Income Fund B                                                        4 shares         79
    Growth Fund B                                                             284 shares      6,591
    High Income Fund B                                                         16 shares         93
   American Century Var. Portfolios, Inc. (American Century):
    VP Income & Growth Fund                                                 1,761 shares      9,088
    VP International Fund                                                      13 shares         66
    VP Value Fund                                                             925 shares      5,658
   New England Zenith Fund (New England):
    Davis Venture Value E                                                     833 shares     16,105
    Harris Oakmark Focused Value Series B                                     340 shares     56,934
    Jennison Growth Portfolio B                                             1,016 shares      7,821
    MFS Total Return Series B                                                  23 shares      2,743
    MFS Investors Trust Series B                                              736 shares      5,004
    Capital Guardian US Equity B                                            4,807 shares     37,927
   Dreyfus Variable Investment Fund (Dreyfus):
    Appreciation Portfolio B                                                  752 shares     21,599
    Disciplined Stock Port. B                                                   4 shares         70
    Stock Index Fund B                                                          3 shares         71
   INVESCO Variable Investment Funds, Inc. (INVESCO):
    Dynamics Fund                                                           1,194 shares     10,199
    High Yield Fund                                                            12 shares         83
   PIMCO Variable Trust (Pimco):
    High Yield Portfolio                                                    1,126 shares      8,073
    Low Duration Portfolio                                                    509 shares      5,185
    StockPLUS Growth & Income Portfolio                                       495 shares      3,592
    Total Return Portfolio                                                     11 shares        114
                                                                                         ----------
      Total assets                                                                       $4,496,030
                                                                                         ==========

Sub-account liabilities:
  Due to/(from) General Account, net
   Met Investors Lord Abbett Growth & Income                                             $      (75)
   Met Investors Lord Abbett Growth & Income B                                                   (3)
   Met Investors Lord Abbett Bond Debenture Portfolio                                            (5)
   Met Investors Lord Abbett Bond Debenture B                                                     2
   Met Investors Lord Abbett Developing Growth Portfolio                                        (10)
   Met Investors Lord Abbett Developing Growth Portfolio B                                       16
   Met Investors Lord Abbett Mid-Cap Value Portfolio                                              8
   Met Investors Lord Abbett Mid-Cap Value Portfolio B                                           12
   Met Investors JP Morgan Quality Bond Portfolio                                                 6

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2002

 Sub-account liabilities (continued):
   Due to/(from) General Account, net (continued):
    Met Investors JP Morgan Quality Bond Portfolio B               $       45
    Met Investors JP Morgan Small Cap Stock Portfolio                     (11)
    Met Investors JP Morgan Small Cap Stock Portfolio B                    31
    Met Investors JP Morgan Enhanced Index Portfolio                      (55)
    Met Investors JP Morgan Enhanced Index Portfolio B                     30
    Met Investors JP Morgan Select Equity Portfolio                       (29)
    Met Investors JP Morgan Select Equity Portfolio B                     (10)
    Met Investors JP Morgan International Equity Portfolio                (24)
    Met Investors JP Morgan International Equity Portfolio B               33
    Met Investors Met Putnam Research Portfolio B                           5
    Met Investors Oppenheimer Capital Appreciation B                       (9)
    Met Investors PIMCO Money Market Portfolio B                           38
    Met Investors Janus Aggressive Growth B                                 9
    Met Investors Lord Abbett Growth Opportunities Portfolio                2
    Met Investors Lord Abbett Growth Opportunities Portfolio B             17
    Met Investors PIMCO Total Return Portfolio B                           10
    Met Investors PIMCO Innovation Portfolio B                              2
    Met Investors MFS Mid Cap Growth Portfolio B                           34
    Met Investors MFS Research International Portfolio B                   28
    Met Investors MIST AIM Mid Cap Core Equity Portfolio B                 22
    Met Investors MIST AIM Small Cap Growth Portfolio B                    44
    Met Investors MIST SSR Concentrated Int'l Portfolio B                   7
    Met Investors MIST Third Ave Small Cap Val Portfolio B                 26
    MetLife Stock Index B                                                  (4)
    GACC Money Market Fund                                                  2
    Russell Multi-Style Equity Fund                                       (16)
    Russell Aggressive Equity Fund                                         (4)
    Russell Non-U.S. Fund                                                 (13)
    Russell Core Bond Fund                                                 11
    Russell Real Estate Securities Fund                                     4
    AIM V.I. Premier Equity Fund                                          (12)
    AIM V.I. Premier Equity Fund B                                          1
    AIM V.I. Capital Appreciation Fund                                    (29)
    AIM V.I. Capital Appreciation Fund B                                    1
    AIM V.I. International Growth Fund                                    (21)
    AIM V.I. International Growth Fund B                                    -
    Alliance Premier Growth Portfolio                                     (38)
    Alliance Premier Growth Portfolio B                                    36
    AllianceBernstein Real Estate Invt Portfolio                           46
    AllianceBernstein Real Estate Inv Portfolio B                          19
    AllianceBernstein Small Cap B                                           3
    AllianceBernstein Value B                                               2
    Newport Tiger Fund, Variable Series                                     3
    Goldman Sachs Growth & Income Fund                                      2
    Goldman Sachs International Equity Fund                                 2
    Scudder II Small Cap Growth Portfolio                                   1
    Scudder II Small Cap Value Portfolio                                   23
    Scudder II Government Securities Portfolio                              3

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2002

      Sub-account liabilities (continued):
        Due to/(from) General Account, net (continued):
         Scudder I International Portfolio B                   $       16
         MFS Research Series                                          (30)
         MFS Research Series B                                         28
         MFS Investors Trust Series                                    43
         MFS Investors Trust B                                          1
         MFS Emerging Growth Series                                     6
         MFS Emerging Growth Series B                                   1
         MFS High Income Series                                        34
         MFS High Income Series B                                       6
         MFS Strategic Income B                                         6
         MFS New Discovery Series B                                    12
         Oppenheimer Bond Fund                                         23
         Putnam VT Growth & Income Fund                                 1
         Putnam VT Growth & Income Fund B                               1
         Putnam VT Vista Fund                                         (49)
         Putnam VT Vista Fund B                                         1
         Putnam VT Int'l Growth Fund                                   (9)
         Putnam VT Int'l Growth Fund B                                 16
         Putnam VT Int New Opp B                                        2
         Putnam VT New Value Class B                                    2
         Templeton International Securities Fund                      (13)
         Templeton International Securities Fund B                     44
         Templeton Developing Markets Securities Fund                 (12)
         Templeton Developing Markets Securities Fund B                 -
         Franklin Small Cap Fund B                                     43
         Franklin Large Cap Growth Securities Fund B                   (7)
         Templeton Mutual Shares Securities B                          20
         Templeton Global Income Securities B                           2
         Templeton Growth Securities B                                  1
         Fidelity Equity-Income Fund B                                  2
         Fidelity Growth Fund B                                        33
         Fidelity High Income Fund B                                    2
         American Century VP Income & Growth Fund                      11
         American Century VP International Fund                         2
         American Century VP Value Fund                                42
         New England Zenith Davis Venture Value E                      (3)
         New England Zenith Harris Oakmark Focused Value B             23
         New England Zenith Jennison Growth Portfolio B                15
         New England Zenith MFS Total Return Series B                   9
         New England Zenith MFS Investors Trust Series B               18
         Capital Guardian US Equity B                                  47
         Dreyfus VIF-Appreciation Portfolio B                          23
         Dreyfus VIF-Disciplined Stock Port. B                          2
         Dreyfus VIF-Stock Index Fund B                                 2
         Invesco VIF Dynamics Fund                                     39
         Invesco VIF High Yield Fund                                    2
         PIMCO High Yield Portfolio                                    30
         PIMCO Low Duration Portfolio                                  (8)

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2002


       Sub-account liabilities (continued):
         Due to/(from) General Account, net (continued):
          PIMCO Stocks PLUS Growth & Income                   $       21
          PIMCO Total Return Portfolio                                 -
                                                              ----------
             Total liabilities                                $      719
                                                              ==========

       Sub-account net assets:
         Accumulation units:
          Met Investors Series Trust (Met Investors):
           Lord Abbett Growth and Income Portfolio            $  548,524
           Lord Abbett Growth and Income Portfolio B             141,915
           Lord Abbett Bond Debenture Portfolio                  140,160
           Lord Abbett Bond Debenture Portfolio B                 78,852
           Lord Abbett Developing Growth Portfolio                72,738
           Lord Abbett Developing Growth Portfolio B               3,003
           Lord Abbett Mid-Cap Value Portfolio                   203,608
           Lord Abbett Mid-Cap Value Portfolio B                 173,309
           JP Morgan Quality Bond Portfolio                       85,316
           JP Morgan Quality Bond Portfolio B                     35,981
           JP Morgan Small Cap Stock Portfolio                    76,401
           JP Morgan Small Cap Stock Portfolio B                   2,607
           JP Morgan Enhanced Index Portfolio                    172,525
           JP Morgan Enhanced Index Portfolio B                    2,490
           JP Morgan Select Equity Portfolio                      87,601
           JP Morgan Select Equity Portfolio B                    22,134
           JP Morgan International Equity Portfolio              106,776
           JP Morgan International Equity Portfolio B              2,762
           Met Putnam Research Portfolio B                         1,467
           Oppenheimer Capital Appreciation Portfolio B           20,337
           PIMCO Money Market Portfolio B                          9,276
           Janus Aggressive Growth Portfolio B                     3,676
           Lord Abbett Growth Opportunities Portfolio                 68
           Lord Abbett Growth Opportunities Portfolio B           12,046
           PIMCO Total Return Portfolio B                        580,973
           PIMCO Innovation Portfolio B                              320
           MFS Mid Cap Growth Portfolio B                          6,310
           MFS Research International Portfolio B                 90,253
           MIST AIM Mid Cap Core Equity Portfolio B               15,269
           MIST AIM Small Cap Growth Portfolio B                   5,877
           MIST SSR Concentrated Int'l Portfolio B                 2,011
           MIST Third Ave Small Cap Val Portfolio B               17,420
          Metropolitan Life Series Funds, Inc. (MetLife):
           MetLife Stock Index B                                   8,845
          General American Capital Company:
           Money Market Fund                                      59,077
          Russell Insurance Funds:
           Russell Multi-Style Equity Fund                       171,653
           Russell Aggressive Equity Fund                         22,553

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2002

       Sub-account net assets (continued):
         Accumulation units (continued):
          Russell Insurance Funds (Con't):
           Russell Non-U.S. Fund                               $   90,005
           Russell Core Bond Fund                                 251,948
           Russell Real Estate Securities Fund                     35,145
          AIM Variable Insurance Funds:
           AIM V.I. Premier Equity Fund                            49,629
           AIM V.I. Premier Equity Fund B                             173
           AIM V.I. Capital Appreciation Fund                      63,081
           AIM V.I. Capital Appreciation Fund B                        79
           AIM V.I. International Growth Fund                      23,186
           AIM V.I. International Growth Fund B                        82
          Alliance Variable Products:
           Alliance Premier Growth Portfolio                       78,752
           Alliance Premier Growth Portfolio B                      9,130
           AllianceBernstein Real Estate Invt Portfolio            27,339
           AllianceBernstein Real Estate Invt Portfolio B           5,547
           AllianceBernstein Small Cap Portfolio B                    102
           AllianceBernstein Value Portfolio B                         86
          Keyport Variable Investment:
           Newport Tiger Fund, Variable Series                         71
          Goldman Sachs Asset Management:
           Growth & Income Fund                                        83
           International Equity Fund                                   68
          Scudder Variable Series II:
           Small Cap Growth Portfolio                                  55
           Small Cap Value Portfolio                               49,979
           Government Securities Portfolio                            110
          Scudder Variable Series I:
           International Portfolio B                                4,844
          MFS Variable Insurance Trust:
           MFS Research Series                                     55,762
           MFS Research Series B                                    8,902
           MFS Investors Trust Series                               6,498
           MFS Investors Trust Series B                                69
           MFS Emerging Growth Series                              19,151
           MFS Emerging Growth Series B                                53
           MFS High Income Series                                   7,089
           MFS High Income Series B                                 2,718
           MFS Strategic Income Series B                            2,684
           MFS New Discovery Series B                              13,353
          Oppenheimer Variable Account Funds:
           Oppenheimer Bond Fund/VA                                25,789
          Putnam Variable Trust:
           Putnam VT Growth & Income Fund                          57,262
           Putnam VT Growth & Income Fund B                            74
           Putnam VT Vista Fund                                   216,112
           Putnam VT Vista Fund B                                      56
           Putnam VT International Growth Fund                     46,879

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2002

      Sub-account net assets (continued):
        Accumulation units (continued):
         Putnam Variable Trust (Cont't):
          Putnam VT International Growth Fund B                $   14,800
          Putnam VT International New Opp Fund B                       71
          Putnam VT New Value Fund B                                   80
         Franklin Templeton Variable Products Series Fund:
          Templeton International Securities Fund                  40,560
          Templeton International Securities Fund B                 8,990
          Templeton Developing Markets Securities Fund             27,873
          Templeton Developing Market Securities Fund B             4,002
          Franklin Small Cap Fund B                                 4,804
          Franklin Large Cap Growth Securities Fund B              24,349
          Templeton Mutual Shares Securities Fund B                15,304
          Templeton Global Income Securities Fund B                   125
          Templeton Growth Securities Fund B                           78
         Fidelity Investments
          Fidelity Equity-Income Fund B                                77
          Fidelity Growth Fund B                                    6,558
          Fidelity High Income Fund B                                  91
         American Century Var. Portfolios, Inc.
          VP Income & Growth Fund                                   9,077
          VP International Fund                                        64
          VP Value Fund                                             5,616
         New England Zenith Fund
          Davis Venture Value E                                    16,108
          Harris Oakmark Focused Value B                           56,911
          Jennison Growth Portfolio B                               7,806
          MFS Total Return Series B                                 2,734
          MFS Investors Trust Series B                              4,986
          Capital Guardian US Equity B                             37,880
         Dreyfus Variable Investment Fund
          Dreyfus VIF-Appreciation Portfolio B                     21,576
          Dreyfus VIF-Disciplined Stock Port. B                        68
          Dreyfus VIF-Stock Index Fund B                               69
         INVESCO Variable Investment Funds, Inc.
          VIF Dynamics Fund                                        10,160
          VIF High Yield Fund                                          81
         PIMCO Variable Trust:
          High Yield Portfolio                                      8,043
          Low Duration Portfolio                                    5,193
          StockPLUS Growth & Income Portfolio                       3,571
          Total Return Portfolio                                      114
                                                               ----------
            Net accumulation assets                            $4,473,897
                                                               ==========

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2002

               Sub-account annuity net assets:
                 Met Investors Series Trust:
                  J.P. Morgan Enhanced Index           $    6,268
                  J.P. Morgan Select Equity                 6,028
                  J.P. Morgan Small Cap Stock               1,987
                  J.P. Morgan International Equity          1,845
                  Lord Abbett Growth & Income               5,286
                                                       ----------
                     Net annuity assets                $   21,414
                                                       ----------
                     Total Net Assets                  $4,495,311
                                                       ==========

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002


                                                                                                Met Investors
                                                  ---------------------------------------------------------------------------
                                                    Lord Abbett    Lord Abbett
                                                      Growth         Growth       Lord Abbett    Lord Abbett    Lord Abbett
                                                        and            and           Bond           Bond        Developing
                                                      Income        Income B       Debenture     Debenture B      Growth
                                                  --------------  -------------  -------------  -------------  -------------
Investment income:
  Dividends                                       $        5,741          1,389         15,155          2,179              -
                                                  --------------  -------------  -------------  -------------  -------------
Expenses:
  Mortality and expense risk                               8,119          1,013          1,964            484          1,067
  Administrative fee                                         974            220            236            105            128
                                                  --------------  -------------  -------------  -------------  -------------
    Total expenses                                         9,093          1,233          2,200            589          1,195
                                                  --------------  -------------  -------------  -------------  -------------
    Net investment income (loss)                          (3,352)           156         12,955          1,590         (1,195)
                                                  --------------  -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares             (4,069)          (589)        (6,363)          (128)          (675)
  Realized gain distributions                             40,906         10,076              -              -              -
                                                  --------------  -------------  -------------  -------------  -------------
    Net realized gain (loss)                              36,837          9,487         (6,363)          (128)          (675)
                                                  --------------  -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)        (173,889)       (26,270)        (9,591)          (739)       (28,379)
                                                  --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $     (140,404)       (16,627)        (2,999)           723        (30,249)
                                                  ==============  =============  =============  =============  =============



                                                   Lord Abbett    Lord Abbett
                                                   Developing       Mid-Cap
                                                    Growth B         Value
                                                  -------------  -------------
Investment income:
  Dividends                                                   -            987
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                 15          2,817
  Administrative fee                                          3            338
                                                  -------------  -------------
    Total expenses                                           18          3,155
                                                  -------------  -------------
    Net investment income (loss)                            (18)        (2,168)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                66          3,483
  Realized gain distributions                                 -          8,215
                                                  -------------  -------------
    Net realized gain (loss)                                 66         11,698
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)           (180)       (35,266)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (132)       (25,736)
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002


                                                                                               Met Investors
                                                  ----------------------------------------------------------------------------

                                                    Lord Abbett     JP Morgan     JP Morgan        JP Morgan      JP Morgan
                                                      Mid-Cap        Quality       Quality           Small          Small
                                                      Value B         Bond         Bond B          Cap Stock     Cap Stock B
                                                  --------------  ------------- -------------    -------------  -------------
Investment income:
  Dividends                                       $          808          3,843         1,546               78              2
                                                  --------------  ------------- -------------    -------------  -------------
Expenses:
  Mortality and expense risk                               1,162            962           276            1,126             28
  Administrative fee                                         253            116            60              135              6
                                                  --------------  ------------- -------------    -------------  -------------
    Total expenses                                         1,415          1,078           336            1,261             34
                                                  --------------  ------------- -------------    -------------  -------------
    Net investment income (loss)                            (607)         2,765         1,210           (1,183)           (32)
                                                  --------------  ------------- -------------    -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (566)           997            21           (1,943)             -
  Realized gain distributions                              7,048              -             -                -              -
                                                  --------------  ------------- -------------    -------------  -------------
    Net realized gain (loss)                               6,482            997            21           (1,943)             -
                                                  --------------  ------------- -------------    -------------  -------------
Change in unrealized appreciation (depreciation)         (28,073)         1,958           558          (19,266)          (499)
                                                  --------------  ------------- -------------    -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $      (22,198)         5,720         1,789          (22,392)          (531)
                                                  ==============  ============= =============    =============  =============



                                                    JP Morgan      JP Morgan
                                                    Enhanced       Enhanced
                                                      Index         Index B
                                                  -------------  -------------
Investment income:
  Dividends                                               2,046             28
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                              2,668             27
  Administrative fee                                        320              6
                                                  -------------  -------------
    Total expenses                                        2,988             33
                                                  -------------  -------------
    Net investment income (loss)                           (942)            (5)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (8,534)             -
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                             (8,534)             -
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)        (55,928)          (637)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                         (65,404)          (642)
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002


                                                                     Met Investors
                        ----------------------------------------------------------------------------------------------------

                           JP Morgan        JP Morgan        JP Morgan        JP Morgan          Met           Oppenheimer
                            Select           Select        International    International       Putnam           Capital
                            Equity          Equity B          Equity          Equity B        Research B      Appreciation B
                        --------------    -------------    -------------    -------------    -------------    --------------
Investment income:
 Dividends              $          719              158                -                -                7                1
                        --------------    -------------    -------------    -------------    -------------    -------------
Expenses:
 Mortality and
   expense risk                  1,346              218            1,532               29                4              134
 Administrative fee                162               47              184                6                1               29
                        --------------    -------------    -------------    -------------    -------------    -------------
    Total expenses               1,508              265            1,716               35                5              163
                        --------------    -------------    -------------    -------------    -------------    -------------
    Net investment
     income (loss)                (789)            (107)          (1,716)             (35)               2             (162)
                        --------------    -------------    -------------    -------------    -------------    -------------
Net realized gain
 (loss) on
 investments:
 Realized gain
   (loss) on sale
   of fund shares               (2,292)            (112)          (4,333)               -                -              (64)
 Realized gain
   distributions                     -                -                -                -                -                -
                        --------------    -------------    -------------    -------------    -------------    -------------
    Net realized
     gain (loss)                (2,292)            (112)          (4,333)               -                -              (64)
                        --------------    -------------    -------------    -------------    -------------    -------------
Change in
 unrealized
 appreciation
 (depreciation)                (30,939)          (5,413)         (17,075)            (329)              13           (3,218)
                        --------------    -------------    -------------    -------------    -------------    -------------
    Net increase
     (decrease) in
     net assets
     from operations    $      (34,020)          (5,632)         (23,124)            (364)              15           (3,444)
                        ==============    =============    =============    =============    =============    =============



                            PIMCO
                            Money
                           Market B
                        -------------
Investment income:
 Dividends                         25
                        -------------
Expenses:
 Mortality and
   expense risk                    30
 Administrative fee                 6
                        -------------
    Total expenses                 36
                        -------------
    Net investment
     income (loss)                (11)
                        -------------
Net realized gain
 (loss) on
 investments:
 Realized gain
   (loss) on sale
   of fund shares                   -
 Realized gain
   distributions                    -
                        -------------
    Net realized
     gain (loss)                    -
                        -------------
Change in
 unrealized
 appreciation
 (depreciation)                     -
                        -------------
    Net increase
     (decrease) in
     net assets
     from operations              (11)
                        =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002


                                                                                                 Met Investors
                                                  ------------------------------------------------------------------------------

                                                      Janus        Lord Abbett       Lord Abbett
                                                    Aggressive       Growth            Growth          PIMCO          PIMCO
                                                     Growth B     Opportunities    Opportunities B Total Return B  Innovation B
                                                  --------------  -------------    --------------- -------------- -------------
Investment income:
  Dividends                                       $            -              -                 -              -              -
                                                  --------------  -------------     -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                   7              1               122          1,060              1
  Administrative fee                                           1              -                26            230              -
                                                  --------------  -------------     -------------  -------------  -------------
    Total expenses                                             8              1               148          1,290              1
                                                  --------------  -------------     -------------  -------------  -------------
    Net investment income (loss)                              (8)            (1)             (148)        (1,290)            (1)
                                                  --------------  -------------     -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -              -              (255)           175              -
  Realized gain distributions                                  -              -                 -              -              -
                                                  --------------  -------------     -------------  -------------  -------------
    Net realized gain (loss)                                   -              -              (255)           175              -
                                                  --------------  -------------     -------------  -------------  -------------
Change in unrealized appreciation (depreciation)            (171)           (22)           (2,581)         8,684            (53)
                                                  --------------  -------------     -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $         (179)           (23)           (2,984)         7,569            (54)
                                                  ==============  =============     =============  =============  =============



                                                       MFS             MFS
                                                     Mid Cap        Research
                                                     Growth B    International B
                                                  -------------  ---------------
Investment income:
  Dividends                                                   -             111
                                                  -------------   -------------
Expenses:
  Mortality and expense risk                                 31             191
  Administrative fee                                          6              38
                                                  -------------   -------------
    Total expenses                                           37             229
                                                  -------------   -------------
    Net investment income (loss)                            (37)           (118)
                                                  -------------   -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares               (56)           (152)
  Realized gain distributions                                38               -
                                                  -------------   -------------
    Net realized gain (loss)                                (18)           (152)
                                                  -------------   -------------
Change in unrealized appreciation (depreciation)         (1,265)         (2,027)
                                                  -------------   -------------
    Net increase (decrease) in net assets from
     operations                                          (1,320)         (2,297)
                                                  =============   =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002

                                                              Met Investors                                   MetLife
                                      ------------------------------------------------------------         -------------

                                         MIST AIM         MIST AIM          MIST SSR        MIST Third
                                          Mid Cap         Small Cap       Concentrated       Ave Small         Stock
                                       Core Equity B      Growth B          Int'l B       Cap Value B (a)     Index B
                                      --------------    -------------    -------------    ---------------  -------------
Investment income:
 Dividends                            $            2                -                2                37              52
                                      --------------    -------------    -------------     -------------   -------------
Expenses:
 Mortality and expense risk                       18               38                5                21              85
 Administrative fee                                3                8                1                 4              18
                                      --------------    -------------    -------------     -------------   -------------
    Total expenses                                21               46                6                25             103
                                      --------------    -------------    -------------     -------------   -------------
    Net investment income (loss)                 (19)             (46)              (4)               12             (51)
                                      --------------    -------------    -------------     -------------   -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale of
   fund shares                                     -               (4)               -                 -             (28)
 Realized gain distributions                      11                -                -                26              53
                                      --------------    -------------    -------------     -------------   -------------
    Net realized gain (loss)                      11               (4)               -                26              25
                                      --------------    -------------    -------------     -------------   -------------
Change in unrealized appreciation
 (depreciation)                                 (689)          (1,013)             (10)             (884)         (1,874)
                                      --------------    -------------    -------------     -------------   -------------
    Net increase (decrease) in net
     assets from operations           $         (697)          (1,063)             (14)             (846)         (1,900)
                                      ==============    =============    =============     =============   =============

                                           GACC           Russell
                                      -------------    -------------

                                                          Multi-
                                          Money            Style
                                          Market          Equity
                                      -------------    -------------
Investment income:
 Dividends                                    1,077            1,031
                                      -------------    -------------
Expenses:
 Mortality and expense risk                     324            2,101
 Administrative fee                              39              252
                                      -------------    -------------
    Total expenses                              363            2,353
                                      -------------    -------------
    Net investment income (loss)                714           (1,322)
                                      -------------    -------------
Net realized gain (loss) on
 investments:
 Realized gain (loss) on sale of
   fund shares                                   (3)            (444)
 Realized gain distributions                      -                -
                                      -------------    -------------
    Net realized gain (loss)                     (3)            (444)
                                      -------------    -------------
Change in unrealized appreciation
 (depreciation)                                (675)         (44,858)
                                      -------------    -------------
    Net increase (decrease) in net
     assets from operations                      36          (46,624)
                                      =============    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002

                                                                            Russell
                                                  ----------------------------------------------------------
                                                                                                           Real
                                                    Aggressive                           Core             Estate
                                                      Equity            Non-US           Bond           Securities
                                                  --------------    -------------    -------------    -------------
Investment income:
  Dividends                                       $            -            1,591            6,560            1,763
                                                  --------------    -------------    -------------    -------------
Expenses:
  Mortality and expense risk                                 281            1,092            2,718              398
  Administrative fee                                          34              131              326               48
                                                  --------------    -------------    -------------    -------------
    Total expenses                                           315            1,223            3,044              446
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                            (315)             368            3,516            1,317
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 (6)            (126)              94               45
  Realized gain distributions                                  -                -            6,591              229
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                                  (6)            (126)           6,685              274
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)          (4,529)         (14,279)           5,168             (740)
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $       (4,850)         (14,037)          15,369              851
                                                  ==============    =============    =============    =============

                                                                      AIM
                                                  -------------------------------------------
                                                      V.I.              V.I.             V.I.
                                                     Premier          Premier          Capital
                                                     Equity         Equity B (a)     Appreciation
                                                  -------------    -------------    -------------
Investment income:
  Dividends                                                 200                1                -
                                                  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                                620                -              820
  Administrative fee                                         74                -               98
                                                  -------------    -------------    -------------
    Total expenses                                          694                -              918
                                                  -------------    -------------    -------------
    Net investment income (loss)                           (494)               1             (918)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              (565)               -           (1,158)
  Realized gain distributions                                 -                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                               (565)               -           (1,158)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        (17,457)             (27)         (17,166)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         (18,516)             (26)         (19,242)
                                                  =============    =============    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002


                                                                                          AIM
                                                                    -----------------------------------------------

                                                                           V.I.            V.I.           V.I.
                                                                         Capital       International  International
                                                                    Appreciation B (a)    Growth      Growth B (a)
                                                                    ------------------ -------------  -------------
Investment income:
 Dividends                                                            $            -             140              1
                                                                      --------------   -------------  -------------
Expenses:
 Mortality and expense risk                                                        -             316              -
 Administrative fee                                                                -              38              -
                                                                      --------------   -------------  -------------
    Total expenses                                                                 -             354              -
                                                                      --------------   -------------  -------------
    Net investment income (loss)                                                   -            (214)             1
                                                                      --------------   -------------  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                                       -          (2,336)             -
 Realized gain distributions                                                       -               -              -
                                                                      --------------   -------------  -------------
    Net realized gain (loss)                                                       -          (2,336)             -
                                                                      --------------   -------------  -------------
Change in unrealized appreciation (depreciation)                                 (20)         (1,831)           (19)
                                                                      --------------   -------------  -------------
    Net increase (decrease) in net assets from operations             $          (20)         (4,381)           (18)
                                                                      ==============   =============  =============

                                                                                             Alliance
                                                                    ----------------------------------------------------------
                                                                                                    Alliance        Alliance
                                                                       Alliance       Alliance      Bernstein      Bernstein
                                                                       Premier        Premier      Real Estate    Real Estate
                                                                        Growth        Growth B     Investment     Investment B
                                                                    -------------  -------------  -------------  -------------
Investment income:
 Dividends                                                                      -              -            705            137
                                                                    -------------  -------------  -------------  -------------
Expenses:
 Mortality and expense risk                                                 1,146             76            346             61
 Administrative fee                                                           137             17             41             13
                                                                    -------------  -------------  -------------  -------------
    Total expenses                                                          1,283             93            387             74
                                                                    -------------  -------------  -------------  -------------
    Net investment income (loss)                                           (1,283)           (93)           318             63
                                                                    -------------  -------------  -------------  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                               (2,063)          (374)            55             40
 Realized gain distributions                                                    -              -              -              -
                                                                    -------------  -------------  -------------  -------------
    Net realized gain (loss)                                               (2,063)          (374)            55             40
                                                                    -------------  -------------  -------------  -------------
Change in unrealized appreciation (depreciation)                          (31,790)        (1,980)           (55)           (60)
                                                                    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from operations                 (35,136)        (2,447)           318             43
                                                                    =============  =============  =============  =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002


                                   Alliance               Liberty                            Goldman Sachs
                        -----------------------------  -------------  ----------------------------------------------------------
                                                          Newport
                           Alliance       Alliance         Tiger          Growth
                           Bernstein      Bernstein        Fund,           and       International      Global        Internet
                          Small Cap B      Value B        Variable        Income        Equity        Income (b)   Tollkeeper (b)
                        --------------  -------------  -------------  -------------  -------------  -------------  --------------
Investment income:
 Dividends              $            -              -              1              1              1              -              -
                        --------------  -------------  -------------  -------------  -------------  -------------  -------------
Expenses:
 Mortality and
   expense risk                      1              1              1              1              1              -              -
 Administrative fee                  -              -              -              -              -              -              -
                        --------------  -------------  -------------  -------------  -------------  -------------  -------------
    Total expenses                   1              1              1              1              1              -              -
                        --------------  -------------  -------------  -------------  -------------  -------------  -------------
    Net investment
     income (loss)                  (1)            (1)             -              -              -              -              -
                        --------------  -------------  -------------  -------------  -------------  -------------  -------------
Net realized gain
 (loss) on
 investments:
 Realized gain
   (loss) on sale
   of fund shares                    -              -              -              -              -            (11)           (38)
 Realized gain
   distributions                     -              -              -              -              -              -              -
                        --------------  -------------  -------------  -------------  -------------  -------------  -------------
    Net realized
     gain (loss)                     -              -              -              -              -            (11)           (38)
                        --------------  -------------  -------------  -------------  -------------  -------------  -------------
Change in
 unrealized
 appreciation
 (depreciation)                     (7)           (13)           (14)           (13)           (15)             1             24
                        --------------  -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in
     net assets
     from operations    $           (8)           (14)           (14)           (13)           (15)           (10)           (14)
                        ==============  =============  =============  =============  =============  =============  =============

(b) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002


                                                                   Scudder II                           Scudder I
                                                  --------------------------------------------        -------------
                                                     Small Cap        Small Cap       Government      International
                                                      Growth            Value         Securities       Portfolio B
                                                  --------------    -------------    -------------    -------------
Investment income:
  Dividends                                       $            -              224                4               31
                                                  --------------    -------------    -------------    -------------
Expenses:
  Mortality and expense risk                                   1              698                1               74
  Administrative fee                                           -               84                -               16
                                                  --------------    -------------    -------------    -------------
    Total expenses                                             1              782                1               90
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                              (1)            (558)               3              (59)
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -              147                -             (510)
  Realized gain distributions                                  -                -                -                -
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                                   -              147                -             (510)
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)             (29)          (6,791)               4             (861)
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $          (30)          (7,202)               7           (1,430)
                                                  ==============    =============    =============    =============

                                                                      MFS
                                                  -------------------------------------------
                                                                                      Investors
                                                     Research        Research B         Trust
                                                  -------------    -------------    -------------
Investment income:
  Dividends                                                 170                -               40
                                                  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                                790               23               89
  Administrative fee                                         95                5               11
                                                  -------------    -------------    -------------
    Total expenses                                          885               28              100
                                                  -------------    -------------    -------------
    Net investment income (loss)                           (715)             (28)             (60)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              (715)            (121)            (920)
  Realized gain distributions                                 -                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                               (715)            (121)            (920)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        (17,319)            (139)            (829)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         (18,749)            (288)          (1,809)
                                                  =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002


                                                                                                    MFS
                                                  --------------------------------------------------------------------
                                                     Investors         Emerging         Emerging           High
                                                      Trust B           Growth          Growth B          Income
                                                  --------------    -------------    -------------    -------------
Investment income:
  Dividends                                       $            -                -                -              484
                                                  --------------    -------------    -------------    -------------
Expenses:
  Mortality and expense risk                                   1              273                -               85
  Administrative fee                                           -               33                -               10
                                                  --------------    -------------    -------------    -------------
    Total expenses                                             1              306                -               95
                                                  --------------    -------------    -------------    -------------
    Net investment income (loss)                              (1)            (306)               -              389
                                                  --------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -             (314)               -             (216)
  Realized gain distributions                                  -                -                -                -
                                                  --------------    -------------    -------------    -------------
    Net realized gain (loss)                                   -             (314)               -             (216)
                                                  --------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)             (19)          (8,785)             (28)             (86)
                                                  --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $          (20)          (9,405)             (28)              87
                                                  ==============    =============    =============    =============


                                                      High           Strategic           New
                                                    Income B         Income B        Discovery B
                                                  -------------    -------------    -------------
Investment income:
  Dividends                                                   7                4                -
                                                  -------------    -------------    -------------
Expenses:
  Mortality and expense risk                                  4                4              103
  Administrative fee                                          1                1               22
                                                  -------------    -------------    -------------
    Total expenses                                            5                5              125
                                                  -------------    -------------    -------------
    Net investment income (loss)                              2               (1)            (125)
                                                  -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 -                -             (297)
  Realized gain distributions                                 -                -                -
                                                  -------------    -------------    -------------
    Net realized gain (loss)                                  -                -             (297)
                                                  -------------    -------------    -------------
Change in unrealized appreciation (depreciation)             53               64           (2,862)
                                                  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                              55               63           (3,284)
                                                  =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002


                                                    Oppenheimer
                                                  --------------    ---------------------------------
                                                                        Growth
                                                       Bond              and             Growth
                                                     Fund (VA)          Income        and Income B
                                                  --------------    -------------    -------------
Investment income:
  Dividends                                       $        1,775            1,101                1
                                                  --------------    -------------    -------------
Expenses:
  Mortality and expense risk                                 300              785                1
  Administrative fee                                          36               94                -
                                                  --------------    -------------    -------------
    Total expenses                                           336              879                1
                                                  --------------    -------------    -------------
    Net investment income (loss)                           1,439              222                -
                                                  --------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                (56)          (1,229)               -
  Realized gain distributions                                  -              366                1
                                                  --------------    -------------    -------------
    Net realized gain (loss)                                 (56)            (863)               1
                                                  --------------    -------------    -------------
Change in unrealized appreciation (depreciation)             445          (13,292)             (20)
                                                  --------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $        1,828          (13,933)             (19)
                                                  ==============    =============    =============



                                                                                    International    International
                                                      Vista           Vista B          Growth          Growth B
                                                  -------------    -------------    -------------    -------------
Investment income:
  Dividends                                                   -                -              532               68
                                                  -------------    -------------    -------------    -------------
Expenses:
  Mortality and expense risk                              3,164                1              643              111
  Administrative fee                                        380                -               77               24
                                                  -------------    -------------    -------------    -------------
    Total expenses                                        3,544                1              720              135
                                                  -------------    -------------    -------------    -------------
    Net investment income (loss)                         (3,544)              (1)            (188)             (67)
                                                  -------------    -------------    -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares            (4,572)               -           (1,301)            (210)
  Realized gain distributions                                 -                -                -                -
                                                  -------------    -------------    -------------    -------------
    Net realized gain (loss)                             (4,572)               -           (1,301)            (210)
                                                  -------------    -------------    -------------    -------------
Change in unrealized appreciation (depreciation)        (87,879)             (25)          (8,917)          (1,445)
                                                  -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     operations                                         (95,995)             (26)         (10,406)          (1,722)
                                                  =============    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002


                                                              Putnam                                               Templeton
                                                  -----------------------------    ----------------------------------------------
                                                                                                                     Templeton
                                                   International                     Templeton      Templeton        Developing
                                                        New              New          Foreign        Foreign          Markets
                                                       Opp B           Value B       Securities    Securities B      Securities
                                                  --------------    -------------  -------------  -------------    -------------
Investment income:
  Dividends                                       $            1                1            834             43              466
                                                  --------------    -------------  -------------  -------------    -------------
Expenses:
  Mortality and expense risk                                   1                1            579             47              362
  Administrative fee                                           -                -             69             10               43
                                                  --------------    -------------  -------------  -------------    -------------
    Total expenses                                             1                1            648             57              405
                                                  --------------    -------------  -------------  -------------    -------------
    Net investment income (loss)                               -                -            186            (14)              61
                                                  --------------    -------------  -------------  -------------    -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -                -           (745)          (197)             (76)
  Realized gain distributions                                  -                3              -              -                -
                                                  --------------    -------------  -------------  -------------    -------------
    Net realized gain (loss)                                   -                3           (745)          (197)             (76)
                                                  --------------    -------------  -------------  -------------    -------------
Change in unrealized appreciation (depreciation)             (13)             (18)        (9,177)          (621)            (494)
                                                  --------------    -------------  -------------  -------------    -------------
    Net increase (decrease) in net assets from
     operations                                   $          (13)             (15)        (9,736)          (832)            (509)
                                                  ==============    =============  =============  =============    =============


                                                    Templeton
                                                    Developing      Franklin
                                                     Markets         Small
                                                   Securities B      Cap B
                                                  -------------  -------------
Investment income:
  Dividends                                                  89             13
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                 58             54
  Administrative fee                                         13             12
                                                  -------------  -------------
    Total expenses                                           71             66
                                                  -------------  -------------
    Net investment income (loss)                             18            (53)
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              (164)             2
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                               (164)             2
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)           (311)        (1,480)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                            (457)        (1,531)
                                                  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002

                                                     Templeton                                                     Fidelity
                            ----------------------------------------------------------           ---------------------------------
                               Franklin                         Templeton
                              Large Cap         Templeton         Global          Templeton
                                Growth        Mutual Shares       Income            Growth          Equity-
                             Securities B     Securities B     Securities B      Securities B       Income B         Growth B
                            --------------    -------------    -------------    -------------    -------------    -------------
Investment income:
 Dividends                  $          140               95                1                2                1                8
                            --------------    -------------    -------------    -------------    -------------    -------------
Expenses:
 Mortality and expense
   risk                                195              122                1                1                1               33
 Administrative fee                     42               26                -                -                -                7
                            --------------    -------------    -------------    -------------    -------------    -------------
    Total expenses                     237              148                1                1                1               40
                            --------------    -------------    -------------    -------------    -------------    -------------
    Net investment
     income (loss)                     (97)             (53)               -                1                -              (32)
                            --------------    -------------    -------------    -------------    -------------    -------------
Net realized gain (loss)
 on investments:
 Realized gain (loss) on
   sale of fund shares                 (84)            (711)               -                -                -             (522)
 Realized gain
   distributions                         -              236                -                2                2                -
                            --------------    -------------    -------------    -------------    -------------    -------------
    Net realized gain
     (loss)                            (84)            (475)               -                2                2             (522)
                            --------------    -------------    -------------    -------------    -------------    -------------
Change in unrealized
 appreciation
 (depreciation)                     (4,224)          (1,202)              21              (23)             (19)            (297)
                            --------------    -------------    -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets from
     operations             $       (4,405)          (1,730)              21              (20)             (17)            (851)
                            ==============    =============    =============    =============    =============    =============




                                 High
                               Income B
                            -------------
Investment income:
 Dividends                              9
                            -------------
Expenses:
 Mortality and expense
   risk                                 1
 Administrative fee                     -
                            -------------
    Total expenses                      1
                            -------------
    Net investment
     income (loss)                      8
                            -------------
Net realized gain (loss)
 on investments:
 Realized gain (loss) on
   sale of fund shares                  -
 Realized gain
   distributions                        -
                            -------------
    Net realized gain
     (loss)                             -
                            -------------
Change in unrealized
 appreciation
 (depreciation)                        (6)
                            -------------
    Net increase
     (decrease) in net
     assets from
     operations                         2
                            =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002


                                                                                       American Century
                                                                         --------------------------------------------

                                                                               VP
                                                                            Income &          VP             VP
                                                                             Growth      International      Value
                                                                         --------------  -------------  -------------
Investment income:
 Dividends                                                               $           60              1             51
                                                                         --------------  -------------  -------------
Expenses:
 Mortality and expense risk                                                         115              1             88
 Administrative fee                                                                  14              -             10
                                                                         --------------  -------------  -------------
    Total expenses                                                                  129              1             98
                                                                         --------------  -------------  -------------
    Net investment income (loss)                                                    (69)             -            (47)
                                                                         --------------  -------------  -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                                       (628)             -           (481)
 Realized gain distributions                                                          -              -            332
                                                                         --------------  -------------  -------------
    Net realized gain (loss)                                                       (628)             -           (149)
                                                                         --------------  -------------  -------------
Change in unrealized appreciation (depreciation)                                 (1,500)           (17)          (962)
                                                                         --------------  -------------  -------------
    Net increase (decrease) in net assets from operations                $       (2,197)           (17)        (1,158)
                                                                         ==============  =============  =============

                                                                                                   Zenith
                                                                         ----------------------------------------------
                                                                                           Harris
                                                                             Davis         Oakmark
                                                                            Venture        Focused          Jennison
                                                                            Value E        Value B        Growth B (a)
                                                                         -------------  -------------    -------------
Investment income:
 Dividends                                                                          56              7                -
                                                                         -------------  -------------    -------------
Expenses:
 Mortality and expense risk                                                         95            113               12
 Administrative fee                                                                 21             23                2
                                                                         -------------  -------------    -------------
    Total expenses                                                                 116            136               14
                                                                         -------------  -------------    -------------
    Net investment income (loss)                                                   (60)          (129)             (14)
                                                                         -------------  -------------    -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                                       (14)            10                -
 Realized gain distributions                                                         -              -                -
                                                                         -------------  -------------    -------------
    Net realized gain (loss)                                                       (14)            10                -
                                                                         -------------  -------------    -------------
Change in unrealized appreciation (depreciation)                                (1,454)        (1,784)            (449)
                                                                         -------------  -------------    -------------
    Net increase (decrease) in net assets from operations                       (1,528)        (1,903)            (463)
                                                                         =============  =============    =============



                                                                              MFS
                                                                             Total
                                                                          Return B (a)
                                                                         -------------
Investment income:
 Dividends                                                                           -
                                                                         -------------
Expenses:
 Mortality and expense risk                                                          7
 Administrative fee                                                                  1
                                                                         -------------
    Total expenses                                                                   8
                                                                         -------------
    Net investment income (loss)                                                    (8)
                                                                         -------------
Net realized gain (loss) on investments:
 Realized gain (loss) on sale of fund shares                                         -
 Realized gain distributions                                                         -
                                                                         -------------
    Net realized gain (loss)                                                         -
                                                                         -------------
Change in unrealized appreciation (depreciation)                                   143
                                                                         -------------
    Net increase (decrease) in net assets from operations                          135
                                                                         =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002


                                                              Zenith                                   Dreyfus
                                                  ------------------------------     -------------------------------------------
                                                        MFS             Capital
                                                     Investors         Guardian                      Disciplined       Stock
                                                    Trust B (a)     US Equity B (a)  Appreciation B    Stock B        Index B
                                                  --------------    ---------------  -------------- -------------  -------------
Investment income:
  Dividends                                       $            -                 -             205              -              1
                                                  --------------     -------------   -------------  -------------  -------------
Expenses:
  Mortality and expense risk                                  15               221             155              1              1
  Administrative fee                                           3                48              34              -              -
                                                  --------------     -------------   -------------  -------------  -------------
    Total expenses                                            18               269             189              1              1
                                                  --------------     -------------   -------------  -------------  -------------
    Net investment income (loss)                             (18)             (269)             16             (1)             -
                                                  --------------     -------------   -------------  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                  -               (32)           (349)             -              -
  Realized gain distributions                                  -                 -               -              -              -
                                                  --------------     -------------   -------------  -------------  -------------
    Net realized gain (loss)                                   -               (32)           (349)             -              -
                                                  --------------     -------------   -------------  -------------  -------------
Change in unrealized appreciation (depreciation)            (230)           (4,407)         (2,241)           (21)           (21)
                                                  --------------     -------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                   $         (248)           (4,708)         (2,574)           (22)           (21)
                                                  ==============     =============   =============  =============  =============

                                                             Invesco
                                                  ----------------------------

                                                                     High
                                                     Dynamics        Yield
                                                  -------------  -------------
Investment income:
  Dividends                                                   -              9
                                                  -------------  -------------
Expenses:
  Mortality and expense risk                                 91              1
  Administrative fee                                         11              -
                                                  -------------  -------------
    Total expenses                                          102              1
                                                  -------------  -------------
    Net investment income (loss)                           (102)             8
                                                  -------------  -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares              (630)             -
  Realized gain distributions                                 -              -
                                                  -------------  -------------
    Net realized gain (loss)                               (630)             -
                                                  -------------  -------------
Change in unrealized appreciation (depreciation)         (1,921)           (10)
                                                  -------------  -------------
    Net increase (decrease) in net assets from
     operations                                          (2,653)            (2)
                                                  =============  =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2002

                                                                            PIMCO
                                                  ---------------------------------------------------------

                                                                                 StockPLUS
                                                      High           Low         Growth &        Total
                                                      Yield        Duration       Income         Return         Total
                                                  -------------- ------------- -------------  ------------- -------------
Investment income:
  Dividends                                       $          153            20            66              4        54,902
                                                  -------------- ------------- -------------  ------------- -------------
Expenses:
  Mortality and expense risk                                  22             7            20              1        46,478
  Administrative fee                                           3             1             2              -         6,202
                                                  -------------- ------------- -------------  ------------- -------------
    Total expenses                                            25             8            22              1        52,680
                                                  -------------- ------------- -------------  ------------- -------------
    Net investment income (loss)                             128            12            44              3         2,222
                                                  -------------- ------------- -------------  ------------- -------------
Net realized gain (loss) on investments:
  Realized gain (loss) on sale of fund shares                 17             -          (263)             -       (47,492)
  Realized gain distributions                                  -            19             -              1        74,155
                                                  -------------- ------------- -------------  ------------- -------------
    Net realized gain (loss)                                  17            19          (263)             1        26,663
                                                  -------------- ------------- -------------  ------------- -------------
Change in unrealized appreciation (depreciation)             331             6          (112)             3      (746,692)
                                                  -------------- ------------- -------------  ------------- -------------
    Net increase (decrease) in net assets from
     operations                                   $          476            37          (331)             7      (717,807)
                                                  ============== ============= =============  ============= =============

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                                  Met Investors
                                                    --------------------------------------------------------------------
                                                      Lord Abbett      Lord Abbett
                                                        Growth           Growth         Lord Abbett      Lord Abbett
                                                          and              and             Bond             Bond
                                                        Income          Income B         Debenture       Debenture B
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $       (3,352)             156           12,955            1,590
  Net realized gain (loss)                                  36,837            9,487           (6,363)            (128)
  Change in unrealized appreciation (depreciation)        (173,889)         (26,270)          (9,591)            (739)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) from operations               (140,404)         (16,627)          (2,999)             723
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                      -              400                -              400
  First MetLife Investors Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                     3,608           39,344                -           36,655
  Transfers between sub-accounts (including fixed
   account), net                                            (9,780)          64,116          (26,445)          16,575
  Transfers for contract benefits and terminations         (56,553)            (999)          (9,047)            (976)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 (62,725)         102,861          (35,492)          52,654
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                 (203,129)          86,234          (38,491)          53,377
Net assets at beginning of period                          756,939           55,681          178,651           25,475
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $      553,810          141,915          140,160           78,852
                                                    ==============    =============    =============    =============



                                                     Lord Abbett    Lord Abbett    Lord Abbett
                                                     Developing     Developing       Mid-Cap
                                                       Growth        Growth B         Value
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 (1,195)           (18)        (2,168)
  Net realized gain (loss)                                   (675)            66         11,698
  Change in unrealized appreciation (depreciation)        (28,379)          (180)       (35,266)
                                                    -------------  -------------  -------------
    Net increase (decrease) from operations               (30,249)          (132)       (25,736)
                                                    -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                     -            100              -
  First MetLife Investors Insurance Company
   redemptions                                                  -              -              -
  Payments received from contract owners                    4,008              -          4,008
  Transfers between sub-accounts (including fixed
   account), net                                            6,724           (670)       (18,490)
  Transfers for contract benefits and terminations           (481)             -         (4,692)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 10,251           (570)       (19,174)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets                 (19,998)          (702)       (44,910)
Net assets at beginning of period                          92,736          3,705        248,518
                                                    -------------  -------------  -------------
Net assets at end of period                                72,738          3,003        203,608
                                                    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                                  Met Investors
                                                    ----------------------------------------------------------------

                                                      Lord Abbett       JP Morgan      JP Morgan        JP Morgan
                                                        Mid-Cap          Quality        Quality           Small
                                                        Value B           Bond          Bond B          Cap Stock
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $         (607)           2,765          1,210           (1,183)
  Net realized gain (loss)                                   6,482              997             21           (1,943)
  Change in unrealized appreciation (depreciation)         (28,073)           1,958            558          (19,266)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) from operations                (22,198)           5,720          1,789          (22,392)
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                    100                -            100                -
  First MetLife Investors Insurance Company
   redemptions                                                   -                -              -                -
  Payments received from contract owners                   164,278            2,176          2,939            1,582
  Transfers between sub-accounts (including fixed
   account), net                                            11,505           16,725         18,937            8,230
  Transfers for contract benefits and terminations               -           (7,701)          (429)          (3,207)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 175,883           11,200         21,547            6,605
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                  153,685           16,920         23,336          (15,787)
Net assets at beginning of period                           19,624           68,396         12,645           94,175
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $      173,309           85,316         35,981           78,388
                                                    ==============    =============  =============    =============



                                                      JP Morgan        JP Morgan      JP Morgan
                                                        Small          Enhanced       Enhanced
                                                     Cap Stock B         Index         Index B
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                    (32)            (942)            (5)
  Net realized gain (loss)                                      -           (8,534)             -
  Change in unrealized appreciation (depreciation)           (499)         (55,928)          (637)
                                                    -------------    -------------  -------------
    Net increase (decrease) from operations                  (531)         (65,404)          (642)
                                                    -------------    -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                   100                -            100
  First MetLife Investors Insurance Company
   redemptions                                                  -                -              -
  Payments received from contract owners                    2,939                -          2,939
  Transfers between sub-accounts (including fixed
   account), net                                                3            5,600              3
  Transfers for contract benefits and terminations              -          (14,822)             -
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  3,042           (9,222)         3,042
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets                   2,511          (74,626)         2,400
Net assets at beginning of period                              96          253,419             90
                                                    -------------    -------------  -------------
Net assets at end of period                                 2,607          178,793          2,490
                                                    =============    =============  =============


See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                                         Met Investors
                                                           ----------------------------------------------------------------

                                                              JP Morgan      JP Morgan        JP Morgan      JP Morgan
                                                               Select         Select        International  International
                                                               Equity        Equity B          Equity        Equity B
                                                           --------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 $         (789)          (107)          (1,716)           (35)
  Net realized gain (loss)                                         (2,292)          (112)          (4,333)            --
  Change in unrealized appreciation (depreciation)                (30,939)        (5,413)         (17,075)          (329)
                                                           --------------  -------------    -------------  -------------
    Net increase (decrease) from operations                       (34,020)        (5,632)         (23,124)          (364)
                                                           --------------  -------------    -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                             -            100                -            100
  First MetLife Investors Insurance Company
   redemptions                                                          -             --                -              -
  Payments received from contract owners                                -          3,357                -          2,939
  Transfers between sub-accounts (including fixed
   account), net                                                   13,023         12,162           10,511              2
  Transfers for contract benefits and terminations                 (7,440)          (287)          (6,994)             -
                                                           --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                   5,583         15,332            3,517          3,041
                                                           --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                         (28,437)         9,700          (19,607)         2,677
Net assets at beginning of period                                 122,066         12,434          128,228             85
                                                           --------------  -------------    -------------  -------------
Net assets at end of period                                $       93,629         22,134          108,621          2,762
                                                           ==============  =============    =============  =============



                                                                Met        Oppenheimer         PIMCO
                                                               Putnam        Capital           Money
                                                             Research B   Appreciation B      Market B
                                                           -------------  --------------   -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                             2           (162)             (11)
  Net realized gain (loss)                                             -            (64)               -
  Change in unrealized appreciation (depreciation)                    13         (3,218)               -
                                                           -------------  -------------    -------------
    Net increase (decrease) from operations                           15         (3,444)             (11)
                                                           -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                          300            300              400
  First MetLife Investors Insurance Company
   redemptions                                                         -              -                -
  Payments received from contract owners                           1,088          9,452            2,500
  Transfers between sub-accounts (including fixed
   account), net                                                       -          3,593            6,287
  Transfers for contract benefits and terminations                   (23)          (120)              (1)
                                                           -------------  -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                  1,365         13,225            9,186
                                                           -------------  -------------    -------------
    Net increase (decrease) in net assets                          1,380          9,781            9,175
Net assets at beginning of period                                     87         10,556              101
                                                           -------------  -------------    -------------
Net assets at end of period                                        1,467         20,337            9,276
                                                           =============  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                                   Met Investors
                                                    -----------------------------------------------------------------
                                                        Janus          Lord Abbett       Lord Abbett
                                                      Aggressive         Growth            Growth       PIMCO Total
                                                       Growth B       Opportunities    Opportunities B   Return B
                                                    --------------    -------------    --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $           (8)              (1)             (148)        (1,290)
  Net realized gain (loss)                                       -                -              (255)           175
  Change in unrealized appreciation (depreciation)            (171)             (22)           (2,581)         8,684
                                                    --------------    -------------     -------------  -------------
    Net increase (decrease) from operations                   (179)             (23)           (2,984)         7,569
                                                    --------------    -------------     -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                    300                -               100            300
  First MetLife Investors Insurance Company
   redemptions                                                   -                -                 -              -
  Payments received from contract owners                     3,473                -                 -        551,445
  Transfers between sub-accounts (including fixed
   account), net                                                 7                -              (822)         3,854
  Transfers for contract benefits and terminations              (7)              (1)               (1)           (10)
                                                    --------------    -------------     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   3,773               (1)             (723)       555,589
                                                    --------------    -------------     -------------  -------------
    Net increase (decrease) in net assets                    3,594              (24)           (3,707)       563,158
Net assets at beginning of period                               82               92            15,753         17,815
                                                    --------------    -------------     -------------  -------------
Net assets at end of period                         $        3,676               68            12,046        580,973
                                                    ==============    =============     =============  =============


                                                                        MFS
                                                        PIMCO         Mid Cap        MFS Research
                                                     Innovation B     Growth B      International B
                                                    -------------  -------------    ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                     (1)           (37)             (118)
  Net realized gain (loss)                                      -            (18)             (152)
  Change in unrealized appreciation (depreciation)            (53)        (1,265)           (2,027)
                                                    -------------  -------------     -------------
    Net increase (decrease) from operations                   (54)        (1,320)           (2,297)
                                                    -------------  -------------     -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                   300            400               400
  First MetLife Investors Insurance Company
   redemptions                                                  -              -                 -
  Payments received from contract owners                        -          4,183            82,415
  Transfers between sub-accounts (including fixed
   account), net                                                -            893             1,175
  Transfers for contract benefits and terminations              -            (39)                -
                                                    -------------  -------------     -------------
    Net increase (decrease) in net assets from
     contract transactions                                    300          5,437            83,990
                                                    -------------  -------------     -------------
    Net increase (decrease) in net assets                     246          4,117            81,693
Net assets at beginning of period                              74          2,193             8,560
                                                    -------------  -------------     -------------
Net assets at end of period                                   320          6,310            90,253
                                                    =============  =============     =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                            Met Investors
                                                    ------------------------------------------------------------
                                                       MIST AIM       MIST AIM          MIST SSR      MIST Third
                                                        Mid Cap       Small Cap       Concentrated     Ave Small
                                                     Core Equity B    Growth B          Int'l B     Cap Value B (a)
                                                    --------------  -------------    -------------  ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $          (19)           (46)              (4)             12
  Net realized gain (loss)                                      11             (4)               -              26
  Change in unrealized appreciation (depreciation)            (689)        (1,013)             (10)           (884)
                                                    --------------  -------------    -------------   -------------
    Net increase (decrease) from operations                   (697)        (1,063)             (14)           (846)
                                                    --------------  -------------    -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                    300            300              300             400
  First MetLife Investors Insurance Company
   redemptions                                                   -              -                -               -
  Payments received from contract owners                    15,205          3,227            1,573          17,631
  Transfers between sub-accounts (including fixed
   account), net                                               351            469               43             235
  Transfers for contract benefits and terminations               -            (18)               -               -
                                                    --------------  -------------    -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                  15,856          3,978            1,916          18,266
                                                    --------------  -------------    -------------   -------------
    Net increase (decrease) in net assets                   15,159          2,915            1,902          17,420
Net assets at beginning of period                              110          2,962              109               -
                                                    --------------  -------------    -------------   -------------
Net assets at end of period                         $       15,269          5,877            2,011          17,420
                                                    ==============  =============    =============   =============

                                                       MetLife          GACC           Russell
                                                    -------------  -------------    -------------
                                                                                       Multi--
                                                        Stock          Money            Style
                                                       Index B         Market          Equity
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                    (51)           714           (1,322)
  Net realized gain (loss)                                     25             (3)            (444)
  Change in unrealized appreciation (depreciation)         (1,874)          (675)         (44,858)
                                                    -------------  -------------    -------------
    Net increase (decrease) from operations                (1,900)            36          (46,624)
                                                    -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                   300              -                -
  First MetLife Investors Insurance Company
   redemptions                                                  -              -                -
  Payments received from contract owners                    2,548              -          119,607
  Transfers between sub-accounts (including fixed
   account), net                                              851         58,931           33,231
  Transfers for contract benefits and terminations            (48)            (1)             (11)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  3,651         58,930          152,827
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets                   1,751         58,966          106,203
Net assets at beginning of period                           7,094            111           65,450
                                                    -------------  -------------    -------------
Net assets at end of period                                 8,845         59,077          171,653
                                                    =============  =============    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                    Russell
                                                          -----------------------------------------------------------
                                                                                                               Real
                                                            Aggressive                          Core          Estate
                                                              Equity          Non-US            Bond        Securities
                                                          --------------  -------------    -------------  -------------
Increase (decrease) in net assets from operations:
 Investment income (loss)                                 $         (315)           368            3,516          1,317
 Net realized gain (loss)                                             (6)          (126)           6,685            274
 Change in unrealized appreciation (depreciation)                 (4,529)       (14,279)           5,168           (740)
                                                          --------------  -------------    -------------  -------------
    Net increase (decrease) from operations                       (4,850)       (14,037)          15,369            851
                                                          --------------  -------------    -------------  -------------
Contract transactions:
 First MetLife Investors Insurance Company payments                    -              -                -              -
 First MetLife Investors Insurance Company redemptions                 -              -                -              -
 Payments received from contract owners                           14,951         59,803          134,557         19,934
 Transfers between sub-accounts (including fixed
   account), net                                                   3,204         14,436           30,957          4,009
 Transfers for contract benefits and terminations                      -             (6)             (49)            (5)
                                                          --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                        18,155         74,233          165,465         23,938
                                                          --------------  -------------    -------------  -------------
    Net increase (decrease) in net assets                         13,305         60,196          180,834         24,789
Net assets at beginning of period                                  9,248         29,809           71,114         10,356
                                                          --------------  -------------    -------------  -------------
Net assets at end of period                               $       22,553         90,005          251,948         35,145
                                                          ==============  =============    =============  =============

                                                                              AIM
                                                          -------------------------------------------
                                                                                V.I.             V.I.
                                                           V.I. Premier       Premier          Capital
                                                              Equity        Equity B (a)     Appreciation
                                                          -------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Investment income (loss)                                          (494)               1             (918)
 Net realized gain (loss)                                          (565)               -           (1,158)
 Change in unrealized appreciation (depreciation)               (17,457)             (27)         (17,166)
                                                          -------------    -------------    -------------
    Net increase (decrease) from operations                     (18,516)             (26)         (19,242)
                                                          -------------    -------------    -------------
Contract transactions:
 First MetLife Investors Insurance Company payments                   -              200                -
 First MetLife Investors Insurance Company redemptions                -                -                -
 Payments received from contract owners                           2,291                -            4,758
 Transfers between sub-accounts (including fixed
   account), net                                                 16,984                -           13,700
 Transfers for contract benefits and terminations                  (421)              (1)            (459)
                                                          -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                       18,854              199           17,999
                                                          -------------    -------------    -------------
    Net increase (decrease) in net assets                           338              173           (1,243)
Net assets at beginning of period                                49,291                -           64,324
                                                          -------------    -------------    -------------
Net assets at end of period                                      49,629              173           63,081
                                                          =============    =============    =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                          AIM
                                                    -----------------------------------------------  --------------

                                                           V.I.            V.I.           V.I.          Alliance
                                                         Capital       International  International     Premier
                                                    Appreciation B (a)    Growth      Growth B (a)       Growth
                                                    ------------------ -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $            -            (214)             1         (1,283)
  Net realized gain (loss)                                         -          (2,336)             -         (2,063)
  Change in unrealized appreciation (depreciation)               (20)         (1,831)           (19)       (31,790)
                                                      --------------   -------------  -------------  -------------
    Net increase (decrease) from operations                      (20)         (4,381)           (18)       (35,136)
                                                      --------------   -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                      100               -            100              -
  First MetLife Investors Insurance Company
   redemptions                                                     -               -              -              -
  Payments received from contract owners                           -           1,354              -          9,438
  Transfers between sub-accounts (including fixed
   account), net                                                   -          (1,633)             -            174
  Transfers for contract benefits and terminations                (1)            (27)             -           (195)
                                                      --------------   -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                        99            (306)           100          9,417
                                                      --------------   -------------  -------------  -------------
    Net increase (decrease) in net assets                         79          (4,687)            82        (25,719)
Net assets at beginning of period                                  -          27,873              -        104,471
                                                      --------------   -------------  -------------  -------------
Net assets at end of period                           $           79          23,186             82         78,752
                                                      ==============   =============  =============  =============


                                                                     Alliance        Alliance
                                                       Alliance      Bernstein      Bernstein
                                                       Premier      Real Estate    Real Estate
                                                       Growth B     Investment     Investment B
                                                    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                    (93)           318             63
  Net realized gain (loss)                                   (374)            55             40
  Change in unrealized appreciation (depreciation)         (1,980)           (55)           (60)
                                                    -------------  -------------  -------------
    Net increase (decrease) from operations                (2,447)           318             43
                                                    -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                     -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  -              -              -
  Payments received from contract owners                    7,072          2,193          3,276
  Transfers between sub-accounts (including fixed
   account), net                                              457           (151)           (92)
  Transfers for contract benefits and terminations              -            (13)            (2)
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  7,529          2,029          3,182
                                                    -------------  -------------  -------------
    Net increase (decrease) in net assets                   5,082          2,347          3,225
Net assets at beginning of period                           4,048         24,992          2,322
                                                    -------------  -------------  -------------
Net assets at end of period                                 9,130         27,339          5,547
                                                    =============  =============  =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                           Alliance                   Liberty
                                                                -----------------------------      -------------
                                                                                                      Newport
                                                                   Alliance         Alliance           Tiger
                                                                   Bernstein        Bernstein          Fund,
                                                                  Small Cap B        Value B          Variable
                                                                --------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Investment income (loss)                                       $           (1)              (1)               -
 Net realized gain (loss)                                                    -                -                -
 Change in unrealized appreciation (depreciation)                           (7)             (13)             (14)
                                                                --------------    -------------    -------------
    Net increase (decrease) from operations                                 (8)             (14)             (14)
                                                                --------------    -------------    -------------
Contract transactions:
 First MetLife Investors Insurance Company payments                          -                -                -
 First MetLife Investors Insurance Company redemptions                       -                -                -
 Payments received from contract owners                                      -                -                -
 Transfers between sub-accounts (including fixed account),
   net                                                                       -                -                -
 Transfers for contract benefits and terminations                           (1)               -               (1)
                                                                --------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                           (1)               -               (1)
                                                                --------------    -------------    -------------
    Net increase (decrease) in net assets                                   (9)             (14)             (15)
Net assets at beginning of period                                          111              100               86
                                                                --------------    -------------    -------------
Net assets at end of period                                     $          102               86               71
                                                                ==============    =============    =============

                                                                                       Goldman Sachs
                                                                ----------------------------------------------------------

                                                                    Growth
                                                                     and         International        Global          Internet
                                                                    Income          Equity          Income (b)     Tollkeeper (b)
                                                                -------------    -------------    -------------    --------------
Increase (decrease) in net assets from operations:
 Investment income (loss)                                                   -                -                -                -
 Net realized gain (loss)                                                   -                -              (11)             (38)
 Change in unrealized appreciation (depreciation)                         (13)             (15)               1               24
                                                                -------------    -------------    -------------    -------------
    Net increase (decrease) from operations                               (13)             (15)             (10)             (14)
                                                                -------------    -------------    -------------    -------------
Contract transactions:
 First MetLife Investors Insurance Company payments                         -                -                -                -
 First MetLife Investors Insurance Company redemptions                      -                -             (102)             (61)
 Payments received from contract owners                                     -                -                -                -
 Transfers between sub-accounts (including fixed account),
   net                                                                      1                -               10                -
 Transfers for contract benefits and terminations                           -               (2)               -               (1)
                                                                -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                           1               (2)             (92)             (62)
                                                                -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                                 (12)             (17)            (102)             (76)
Net assets at beginning of period                                          95               85              102               76
                                                                -------------    -------------    -------------    -------------
Net assets at end of period                                                83               68                -                -
                                                                =============    =============    =============    =============

(b) For the period from January 1, 2002 to May 1, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                                     Scudder II                           Scudder I
                                                    --------------------------------------------        -------------

                                                        Small             Small
                                                         Cap               Cap           Government     International
                                                        Growth            Value          Securities      Portfolio B
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $           (1)            (558)               3              (59)
  Net realized gain (loss)                                       -              147                -             (510)
  Change in unrealized appreciation (depreciation)             (29)          (6,791)               4             (861)
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) from operations                    (30)          (7,202)               7           (1,430)
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                      -                -                -                -
  First MetLife Investors Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                         -            1,864                -            5,897
  Transfers between sub-accounts (including fixed
   account), net                                                 1                -                -              300
  Transfers for contract benefits and terminations               -              (14)              (1)               -
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                       1            1,850               (1)           6,197
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                      (29)          (5,352)               6            4,767
Net assets at beginning of period                               84           55,331              104               77
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $           55           49,979              110            4,844
                                                    ==============    =============    =============    =============

                                                                        MFS
                                                    -------------------------------------------


                                                                                      Investors
                                                       Research        Research B       Trust
                                                    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                   (715)             (28)           (60)
  Net realized gain (loss)                                   (715)            (121)          (920)
  Change in unrealized appreciation (depreciation)        (17,319)            (139)          (829)
                                                    -------------    -------------  -------------
    Net increase (decrease) from operations               (18,749)            (288)        (1,809)
                                                    -------------    -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                     -                -              -
  First MetLife Investors Insurance Company
   redemptions                                                  -                -              -
  Payments received from contract owners                    5,449                -          1,292
  Transfers between sub-accounts (including fixed
   account), net                                               30            9,105            919
  Transfers for contract benefits and terminations           (115)               -              -
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  5,364            9,105          2,211
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets                 (13,385)           8,817            402
Net assets at beginning of period                          69,147               85          6,096
                                                    -------------    -------------  -------------
Net assets at end of period                                55,762            8,902          6,498
                                                    =============    =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                                       MFS
                                                    ------------------------------------------------------------------


                                                       Investors         Emerging         Emerging         High
                                                        Trust B           Growth          Growth B        Income
                                                    --------------    -------------    -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $           (1)            (306)               -            389
  Net realized gain (loss)                                       -             (314)               -           (216)
  Change in unrealized appreciation (depreciation)             (19)          (8,785)             (28)           (86)
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) from operations                    (20)          (9,405)             (28)            87
                                                    --------------    -------------    -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                      -                -                -              -
  First MetLife Investors Insurance Company
   redemptions                                                   -                -                -              -
  Payments received from contract owners                         -            2,552                -          1,224
  Transfers between sub-accounts (including fixed
   account), net                                                 1              865                -              6
  Transfers for contract benefits and terminations               -              (68)              (1)            (7)
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                       1            3,349               (1)         1,223
                                                    --------------    -------------    -------------  -------------
    Net increase (decrease) in net assets                      (19)          (6,056)             (29)         1,310
Net assets at beginning of period                               88           25,207               82          5,779
                                                    --------------    -------------    -------------  -------------
Net assets at end of period                         $           69           19,151               53          7,089
                                                    ==============    =============    =============  =============




                                                         High        Strategic           New
                                                       Income B      Income B        Discovery B
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      2             (1)            (125)
  Net realized gain (loss)                                      -              -             (297)
  Change in unrealized appreciation (depreciation)             53             64           (2,862)
                                                    -------------  -------------    -------------
    Net increase (decrease) from operations                    55             63           (3,284)
                                                    -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                     -              -                -
  First MetLife Investors Insurance Company
   redemptions                                                  -              -                -
  Payments received from contract owners                        -              -            6,899
  Transfers between sub-accounts (including fixed
   account), net                                            2,567          2,519            6,465
  Transfers for contract benefits and terminations             (1)            (1)               -
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  2,566          2,518           13,364
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets                   2,621          2,581           10,080
Net assets at beginning of period                              97            103            3,273
                                                    -------------  -------------    -------------
Net assets at end of period                                 2,718          2,684           13,353
                                                    =============  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002

                                                      Oppenheimer
                                                    --------------    -------------------------------

                                                                          Growth           Growth
                                                         Bond              and              and
                                                       Fund (VA)          Income          Income B
                                                    --------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $        1,439              222                -
  Net realized gain (loss)                                     (56)            (863)               1
  Change in unrealized appreciation (depreciation)             445          (13,292)             (20)
                                                    --------------    -------------    -------------
    Net increase (decrease) from operations                  1,828          (13,933)             (19)
                                                    --------------    -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                      -                -                -
  First MetLife Investors Insurance Company
   redemptions                                                   -                -                -
  Payments received from contract owners                     2,918            6,208                -
  Transfers between sub-accounts (including fixed
   account), net                                              (836)             468                1
  Transfers for contract benefits and terminations             (26)             (73)               -
                                                    --------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   2,056            6,603                1
                                                    --------------    -------------    -------------
    Net increase (decrease) in net assets                    3,884           (7,330)             (18)
Net assets at beginning of period                           21,905           64,592               92
                                                    --------------    -------------    -------------
Net assets at end of period                         $       25,789           57,262               74
                                                    ==============    =============    =============




                                                                                    International  International
                                                        Vista           Vista B        Growth        Growth B
                                                    -------------    -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 (3,544)              (1)          (188)           (67)
  Net realized gain (loss)                                 (4,572)               -         (1,301)          (210)
  Change in unrealized appreciation (depreciation)        (87,879)             (25)        (8,917)        (1,445)
                                                    -------------    -------------  -------------  -------------
    Net increase (decrease) from operations               (95,995)             (26)       (10,406)        (1,722)
                                                    -------------    -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                     -                -              -              -
  First MetLife Investors Insurance Company
   redemptions                                                  -                -              -              -
  Payments received from contract owners                   25,232                -          4,977          6,417
  Transfers between sub-accounts (including fixed
   account), net                                              460                -            583          6,897
  Transfers for contract benefits and terminations           (673)               -           (118)             -
                                                    -------------    -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 25,019                -          5,442         13,314
                                                    -------------    -------------  -------------  -------------
    Net increase (decrease) in net assets                 (70,976)             (26)        (4,964)        11,592
Net assets at beginning of period                         287,088               82         51,843          3,208
                                                    -------------    -------------  -------------  -------------
Net assets at end of period                               216,112               56         46,879         14,800
                                                    =============    =============  =============  =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                Putnam                                               T
                                                    -----------------------------    ---------------------------------

                                                     International                     Templeton        Templeton
                                                          New              New          Foreign          Foreign
                                                         Opp B           Value B       Securities      Securities B
                                                    --------------    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $            -                -            186              (14)
  Net realized gain (loss)                                       -                3           (745)            (197)
  Change in unrealized appreciation (depreciation)             (13)             (18)        (9,177)            (621)
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) from operations                    (13)             (15)        (9,736)            (832)
                                                    --------------    -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                      -                -              -              100
  First MetLife Investors Insurance Company
   redemptions                                                   -                -              -                -
  Payments received from contract owners                         -                -          3,893                -
  Transfers between sub-accounts (including fixed
   account), net                                                 -                -           (644)           6,792
  Transfers for contract benefits and terminations               -               (1)           (71)               -
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                       -               (1)         3,178            6,892
                                                    --------------    -------------  -------------    -------------
    Net increase (decrease) in net assets                      (13)             (16)        (6,558)           6,060
Net assets at beginning of period                               84               96         47,118            2,930
                                                    --------------    -------------  -------------    -------------
Net assets at end of period                         $           71               80         40,560            8,990
                                                    ==============    =============  =============    =============


                                                      Templeton        Templeton
                                                      Developing       Developing        Franklin
                                                       Markets          Markets           Small
                                                      Securities      Securities B        Cap B
                                                    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                     61               18              (53)
  Net realized gain (loss)                                    (76)            (164)               2
  Change in unrealized appreciation (depreciation)           (494)            (311)          (1,480)
                                                    -------------    -------------    -------------
    Net increase (decrease) from operations                  (509)            (457)          (1,531)
                                                    -------------    -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                     -                -                -
  First MetLife Investors Insurance Company
   redemptions                                                  -                -                -
  Payments received from contract owners                    2,381            4,586            3,932
  Transfers between sub-accounts (including fixed
   account), net                                             (147)            (220)             236
  Transfers for contract benefits and terminations            (13)              (1)             (10)
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  2,221            4,365            4,158
                                                    -------------    -------------    -------------
    Net increase (decrease) in net assets                   1,712            3,908            2,627
Net assets at beginning of period                          26,161               94            2,177
                                                    -------------    -------------    -------------
Net assets at end of period                                27,873            4,002            4,804
                                                    =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                   Templeton
                                                          ----------------------------------------------------------
                                                             Franklin                       Templeton
                                                            Large Cap       Templeton         Global          Templeton
                                                              Growth      Mutual Shares       Income            Growth
                                                           Securities B   Securities B     Securities B      Securities B
                                                          --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Investment income (loss)                                 $          (97)           (53)               -                1
 Net realized gain (loss)                                            (84)          (475)               -                2
 Change in unrealized appreciation (depreciation)                 (4,224)        (1,202)              21              (23)
                                                          --------------  -------------    -------------    -------------
    Net increase (decrease) from operations                       (4,405)        (1,730)              21              (20)
                                                          --------------  -------------    -------------    -------------
Contract transactions:
 First MetLife Investors Insurance Company payments                  100            100                -                -
 First MetLife Investors Insurance Company redemptions                 -              -                -
 Payments received from contract owners                            3,932          6,552                -                -
 Transfers between sub-accounts (including fixed
   account), net                                                  21,964         10,284                -                1
 Transfers for contract benefits and terminations                   (390)            --                -                -
                                                          --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                        25,606         16,936                -                1
                                                          --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets                         21,201         15,206               21              (19)
Net assets at beginning of period                                  3,148             98              104               97
                                                          --------------  -------------    -------------    -------------
Net assets at end of period                               $       24,349         15,304              125               78
                                                          ==============  =============    =============    =============

                                                                            Fidelity
                                                          -------------------------------------------


                                                             Equity-                             High
                                                             Income B         Growth B         Income B
                                                          -------------    -------------    -------------
Increase (decrease) in net assets from operations:
 Investment income (loss)                                             -              (32)               8
 Net realized gain (loss)                                             2             (522)               -
 Change in unrealized appreciation (depreciation)                   (19)            (297)              (6)
                                                          -------------    -------------    -------------
    Net increase (decrease) from operations                         (17)            (851)               2
                                                          -------------    -------------    -------------
Contract transactions:
 First MetLife Investors Insurance Company payments                   -                -                -
 First MetLife Investors Insurance Company redemptions                -                -                -
 Payments received from contract owners                               -                -                -
 Transfers between sub-accounts (including fixed
   account), net                                                      -              743                -
 Transfers for contract benefits and terminations                     -                -                -
                                                          -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                            -              743                -
                                                          -------------    -------------    -------------
    Net increase (decrease) in net assets                           (17)            (108)               2
Net assets at beginning of period                                    94            6,666               89
                                                          -------------    -------------    -------------
Net assets at end of period                                          77            6,558               91
                                                          =============    =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                                   American Century
                                                                     --------------------------------------------

                                                                           VP
                                                                        Income &          VP               VP
                                                                         Growth      International        Value
                                                                     --------------  -------------    -------------
Increase (decrease) in net assets from operations:
 Investment income (loss)                                            $          (69)             -              (47)
 Net realized gain (loss)                                                      (628)             -             (149)
 Change in unrealized appreciation (depreciation)                            (1,500)           (17)            (962)
                                                                     --------------  -------------    -------------
    Net increase (decrease) from operations                                  (2,197)           (17)          (1,158)
                                                                     --------------  -------------    -------------
Contract transactions:
 First MetLife Investors Insurance Company payments                               -              -                -
 First MetLife Investors Insurance Company redemptions                            -              -                -
 Payments received from contract owners                                       6,552              -            6,552
 Transfers between sub-accounts (including fixed account), net                4,630              -              114
 Transfers for contract benefits and terminations                                 -             (1)               -
                                                                     --------------  -------------    -------------
    Net increase (decrease) in net assets from contract
     transactions                                                            11,182             (1)           6,666
                                                                     --------------  -------------    -------------
    Net increase (decrease) in net assets                                     8,985            (18)           5,508
Net assets at beginning of period                                                92             82              108
                                                                     --------------  -------------    -------------
Net assets at end of period                                          $        9,077             64            5,616
                                                                     ==============  =============    =============

                                                                                               Zenith
                                                                     ------------------------------------------------
                                                                                         Harris
                                                                         Davis           Oakmark
                                                                        Venture          Focused        Jennison
                                                                        Value E          Value B      Growth B (a)
                                                                     -------------    -------------  -------------
Increase (decrease) in net assets from operations:
 Investment income (loss)                                                      (60)            (129)           (14)
 Net realized gain (loss)                                                      (14)              10              -
 Change in unrealized appreciation (depreciation)                           (1,454)          (1,784)          (449)
                                                                     -------------    -------------  -------------
    Net increase (decrease) from operations                                 (1,528)          (1,903)          (463)
                                                                     -------------    -------------  -------------
Contract transactions:
 First MetLife Investors Insurance Company payments                            400              300            400
 First MetLife Investors Insurance Company redemptions                           -                -              -
 Payments received from contract owners                                      9,756           53,638          7,896
 Transfers between sub-accounts (including fixed account), net                 340              419             12
 Transfers for contract benefits and terminations                              (40)               -            (39)
                                                                     -------------    -------------  -------------
    Net increase (decrease) in net assets from contract
     transactions                                                           10,456           54,357          8,269
                                                                     -------------    -------------  -------------
    Net increase (decrease) in net assets                                    8,928           52,454          7,806
Net assets at beginning of period                                            7,180            4,457              -
                                                                     -------------    -------------  -------------
Net assets at end of period                                                 16,108           56,911          7,806
                                                                     =============    =============  =============



                                                                          MFS
                                                                         Total
                                                                      Return B (a)
                                                                     -------------
Increase (decrease) in net assets from operations:
 Investment income (loss)                                                       (8)
 Net realized gain (loss)                                                        -
 Change in unrealized appreciation (depreciation)                              143
                                                                     -------------
    Net increase (decrease) from operations                                    135
                                                                     -------------
Contract transactions:
 First MetLife Investors Insurance Company payments                            200
 First MetLife Investors Insurance Company redemptions                           -
 Payments received from contract owners                                      2,000
 Transfers between sub-accounts (including fixed account), net                 400
 Transfers for contract benefits and terminations                               (1)
                                                                     -------------
    Net increase (decrease) in net assets from contract
     transactions                                                            2,599
                                                                     -------------
    Net increase (decrease) in net assets                                    2,734
Net assets at beginning of period                                                -
                                                                     -------------
Net assets at end of period                                                  2,734
                                                                     =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                  Zenith                                Dreyfus
                                      ------------------------------  -------------------------------------------
                                            MFS           Capital
                                         Investors       Guardian                     Disciplined       Stock
                                        Trust B (a)   US Equity B (a) Appreciation B    Stock B        Index B
                                      --------------  --------------- -------------- -------------  -------------
Increase (decrease) in net assets
 from operations:
 Investment income (loss)             $          (18)           (269)            16             (1)             -
 Net realized gain (loss)                          -             (32)          (349)             -              -
 Change in unrealized appreciation
   (depreciation)                               (230)         (4,407)        (2,241)           (21)           (21)
                                      --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) from
     operations                                 (248)         (4,708)        (2,574)           (22)           (21)
                                      --------------   -------------  -------------  -------------  -------------
Contract transactions:
 First MetLife Investors Insurance
   Company payments                              200             200              -              -              -
 First MetLife Investors Insurance
   Company redemptions                             -               -              -              -              -
 Payments received from contract
   owners                                        520          42,000          6,552              -              -
 Transfers between sub-accounts
   (including fixed account), net              4,531             400         11,410              1              -
 Transfers for contract benefits
   and terminations                              (17)            (12)             -              -              -
                                      --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets from contract
     transactions                              5,234          42,588         17,962              1              -
                                      --------------   -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets                                    4,986          37,880         15,388            (21)           (21)
Net assets at beginning of period                  -               -          6,188             89             90
                                      --------------   -------------  -------------  -------------  -------------
Net assets at end of period           $        4,986          37,880         21,576             68             69
                                      ==============   =============  =============  =============  =============

                                                 Invesco
                                      ----------------------------

                                                         High
                                         Dynamics        Yield
                                      -------------  -------------
Increase (decrease) in net assets
 from operations:
 Investment income (loss)                      (102)             8
 Net realized gain (loss)                      (630)             -
 Change in unrealized appreciation
   (depreciation)                            (1,921)           (10)
                                      -------------  -------------
    Net increase (decrease) from
     operations                              (2,653)            (2)
                                      -------------  -------------
Contract transactions:
 First MetLife Investors Insurance
   Company payments                               -              -
 First MetLife Investors Insurance
   Company redemptions                            -              -
 Payments received from contract
   owners                                     6,552              -
 Transfers between sub-accounts
   (including fixed account), net             6,177              -
 Transfers for contract benefits
   and terminations                               -             (1)
                                      -------------  -------------
    Net increase (decrease) in net
     assets from contract
     transactions                            12,729             (1)
                                      -------------  -------------
    Net increase (decrease) in net
     assets                                  10,076             (3)
Net assets at beginning of period                84             84
                                      -------------  -------------
Net assets at end of period                  10,160             81
                                      =============  =============

(a) For the period from May 1, 2002 to December 31, 2002.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2002


                                                                              PIMCO
                                                    ----------------------------------------------------------

                                                                                         StocksPLUS
                                                         High             Low             Growth &         Total
                                                         Yield          Duration           Income          Return
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $          128               12               44                3
  Net realized gain (loss)                                      17               19             (263)               1
  Change in unrealized appreciation (depreciation)             331                6             (112)               3
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) from operations                    476               37             (331)               7
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                      -                -                -                -
  First MetLife Investors Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                         -                -                -                -
  Transfers between sub-accounts (including fixed
   account), net                                             7,500            5,053             (575)               1
  Transfers for contract benefits and terminations             (34)               -                -                -
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   7,466            5,053             (575)               1
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                    7,942            5,090             (906)               8
Net assets at beginning of period                              101              103            4,477              106
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $        8,043            5,193            3,571              114
                                                    ==============    =============    =============    =============





                                                        Total
                                                    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                  2,222
  Net realized gain (loss)                                 26,663
  Change in unrealized appreciation (depreciation)       (746,692)
                                                    -------------
    Net increase (decrease) from operations              (717,807)
                                                    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                 8,300
  First MetLife Investors Insurance Company
   redemptions                                               (163)
  Payments received from contract owners                1,582,969
  Transfers between sub-accounts (including fixed
   account), net                                          429,658
  Transfers for contract benefits and terminations       (116,821)
                                                    -------------
    Net increase (decrease) in net assets from
     contract transactions                              1,903,943
                                                    -------------
    Net increase (decrease) in net assets               1,186,136
Net assets at beginning of period                       3,309,175
                                                    -------------
Net assets at end of period                             4,495,311
                                                    =============

See accompanying notes to financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                                                  Met Investors
                                                    ---------------------------------------------------------------
                                                      Lord Abbett      Lord Abbett
                                                        Growth            Growth      Lord Abbett     Lord Abbett
                                                          and              and           Bond            Bond
                                                        Income         Income B (a)    Debenture    Debenture B (a)
                                                    --------------    -------------  -------------  ---------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $       (3,606)            (195)        14,559             (73)
  Net realized gain (loss)                                   6,115               (1)        (3,909)             (3)
  Change in unrealized appreciation (depreciation)         (56,368)             310         (5,559)            314
                                                    --------------    -------------  -------------   -------------
    Net increase (decrease) from operations                (53,859)             114          5,091             238
                                                    --------------    -------------  -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                      -              100              -             100
  First MetLife Investors Insurance Company
   redemptions                                                   -                -              -               -
  Payments received from contract owners                    28,019           48,381              -          25,304
  Transfers between sub-accounts (including fixed
   account), net                                           253,786            6,959            694            (169)
  Transfers for contract benefits and terminations         (93,608)             127        (51,278)              2
                                                    --------------    -------------  -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                 188,197           55,567        (50,584)         25,237
                                                    --------------    -------------  -------------   -------------
    Net increase (decrease) in net assets                  134,338           55,681        (45,493)         25,475
Net assets at beginning of period                          622,601                -        224,144               -
                                                    --------------    -------------  -------------   -------------
Net assets at end of period                         $      756,939           55,681        178,651          25,475
                                                    ==============    =============  =============   =============



                                                     Lord Abbett    Lord Abbett         Large
                                                     Developing      Developing          Cap
                                                       Growth       Growth B (a)     Research (b)
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                 (1,154)            (2)             853
  Net realized gain (loss)                                   (231)             -           26,460
  Change in unrealized appreciation (depreciation)         (2,035)           128          (28,900)
                                                    -------------  -------------    -------------
    Net increase (decrease) from operations                (3,420)           126           (1,587)
                                                    -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                     -            100                -
  First MetLife Investors Insurance Company
   redemptions                                                  -              -                -
  Payments received from contract owners                   20,837          3,480           12,000
  Transfers between sub-accounts (including fixed
   account), net                                            9,191              -         (187,441)
  Transfers for contract benefits and terminations           (381)            (1)            (145)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 29,647          3,579         (175,586)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets                  26,227          3,705         (177,173)
Net assets at beginning of period                          66,509              -          177,173
                                                    -------------  -------------    -------------
Net assets at end of period                                92,736          3,705                -
                                                    =============  =============    =============

(a) For the period from May 1, 2001 to December 31, 2001.
(b) For the period from January 1, 2001 to February 12, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                                                  Met Investors
                                                    -----------------------------------------------------------------------------
                                                      Lord Abbett      Lord Abbett     JP Morgan      JP Morgan      JP Morgan
                                                        Mid-Cap          Mid-Cap        Quality        Quality         Small
                                                         Value         Value B (a)       Bond         Bond B (a)     Cap Stock
                                                    --------------    -------------  -------------  -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $       (2,108)             (69)         2,259            (22)        (1,253)
  Net realized gain (loss)                                  22,898              154            382              -         10,956
  Change in unrealized appreciation (depreciation)          (4,210)             665            890           (150)       (22,859)
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) from operations                 16,580              750          3,531           (172)       (13,156)
                                                    --------------    -------------  -------------  -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                      -              100              -            100              -
  First MetLife Investors Insurance Company
   redemptions                                                   -                -              -              -              -
  Payments received from contract owners                    40,909           23,205         14,472         10,000          1,710
  Transfers between sub-accounts (including fixed
   account), net                                             4,163           (4,491)             -          2,666        (21,886)
  Transfers for contract benefits and terminations          (6,045)              60         (5,425)            51         (5,069)
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                  39,027           18,874          9,047         12,817        (25,245)
                                                    --------------    -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                   55,607           19,624         12,578         12,645        (38,401)
Net assets at beginning of period                          192,911                -         55,818              -        132,576
                                                    --------------    -------------  -------------  -------------  -------------
Net assets at end of period                         $      248,518           19,624         68,396         12,645         94,175
                                                    ==============    =============  =============  =============  =============


                                                       JP Morgan      JP Morgan
                                                         Small        Enhanced
                                                    Cap Stock B (a)     Index
                                                    --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                       -         (1,660)
  Net realized gain (loss)                                      13         (4,155)
  Change in unrealized appreciation (depreciation)             (17)       (33,030)
                                                     -------------  -------------
    Net increase (decrease) from operations                     (4)       (38,845)
                                                     -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                    100              -
  First MetLife Investors Insurance Company
   redemptions                                                   -              -
  Payments received from contract owners                         -              -
  Transfers between sub-accounts (including fixed
   account), net                                                 -          6,803
  Transfers for contract benefits and terminations               -        (19,955)
                                                     -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     100        (13,152)
                                                     -------------  -------------
    Net increase (decrease) in net assets                       96        (51,997)
Net assets at beginning of period                                -        305,416
                                                     -------------  -------------
Net assets at end of period                                     96        253,419
                                                     =============  =============

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                                      Met Investors
                                      ---------------------------------------------------------------------------------
                                         JP Morgan        JP Morgan      JP Morgan        JP Morgan        JP Morgan
                                         Enhanced          Select          Select       International    International
                                        Index B (a)        Equity       Equity B (a)       Equity        Equity B (a)
                                      --------------    -------------  -------------    -------------    -------------
Increase (decrease) in net assets
 from operations:
 Investment income (loss)             $            1           (1,320)           (43)            (197)               1
 Net realized gain (loss)                          -           (2,471)             2           12,685               11
 Change in unrealized appreciation
   (depreciation)                                (10)          (7,228)            17          (47,870)             (27)
                                      --------------    -------------  -------------    -------------    -------------
   Net increase (decrease) from
    operations                                    (9)         (11,019)           (24)         (35,382)             (15)
                                      --------------    -------------  -------------    -------------    -------------
Contract transactions:
 First MetLife Investors Insurance
   Company payments                              100                -            100                -              100
 First MetLife Investors Insurance
   Company redemptions                             -                -              -                -                -
 Payments received from contract
   owners                                          -            2,362          6,000            3,936                -
 Transfers between sub-accounts
   (including fixed account), net                  -          (16,243)         6,292           (2,394)               -
 Transfers for contract benefits
   and terminations                               (1)         (16,509)            66           (4,934)               -
                                      --------------    -------------  -------------    -------------    -------------
    Net increase (decrease) in net
     assets from contract
     transactions                                 99          (30,390)        12,458           (3,392)             100
                                      --------------    -------------  -------------    -------------    -------------
    Net increase (decrease) in net
     assets                                       90          (41,409)        12,434          (38,774)              85
Net assets at beginning of period                  -          163,475              -          167,002                -
                                      --------------    -------------  -------------    -------------    -------------
Net assets at end of period           $           90          122,066         12,434          128,228               85
                                      ==============    =============  =============    =============    =============


                                           Met          Oppenheimer
                                          Putnam          Capital
                                      Research B (a) Appreciation B (a)
                                      -------------- ------------------
Increase (decrease) in net assets
 from operations:
 Investment income (loss)                         -               (4)
 Net realized gain (loss)                         -                -
 Change in unrealized appreciation
   (depreciation)                               (12)             (74)
                                      -------------    -------------
   Net increase (decrease) from
    operations                                  (12)             (78)
                                      -------------    -------------
Contract transactions:
 First MetLife Investors Insurance
   Company payments                             100              100
 First MetLife Investors Insurance
   Company redemptions                            -                -
 Payments received from contract
   owners                                         -           10,598
 Transfers between sub-accounts
   (including fixed account), net                 -                -
 Transfers for contract benefits
   and terminations                              (1)             (64)
                                      -------------    -------------
    Net increase (decrease) in net
     assets from contract
     transactions                                99           10,634
                                      -------------    -------------
    Net increase (decrease) in net
     assets                                      87           10,556
Net assets at beginning of period                 -                -
                                      -------------    -------------
Net assets at end of period                      87           10,556
                                      =============    =============

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                                                       Met Investors
                                                    --------------------------------------------------------------------

                                                        PIMCO           Janus         Lord Abbett        Lord Abbett
                                                        Money         Aggressive        Growth             Growth
                                                     Market B (a)    Growth B (a)  Opportunities (a) Opportunities B (a)
                                                    --------------  -------------  ----------------- -------------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $            2              -                -                (38)
  Net realized gain (loss)                                       -              -                -                  -
  Change in unrealized appreciation (depreciation)               -            (17)              (8)                76
                                                    --------------  -------------    -------------      -------------
    Net increase (decrease) from operations                      2            (17)              (8)                38
                                                    --------------  -------------    -------------      -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                    100            100              100                100
  First MetLife Investors Insurance Company
   redemptions                                                   -              -                -                  -
  Payments received from contract owners                         -              -                -             11,220
  Transfers between sub-accounts (including
   fixed account), net                                           -              -                -              4,362
  Transfers for contract benefits and terminations              (1)            (1)               -                 33
                                                    --------------  -------------    -------------      -------------
    Net increase (decrease) in net assets from
     contract transactions                                      99             99              100             15,715
                                                    --------------  -------------    -------------      -------------
    Net increase (decrease) in net assets                      101             82               92             15,753
Net assets at beginning of period                                -              -                -                  -
                                                    --------------  -------------    -------------      -------------
Net assets at end of period                         $          101             82               92             15,753
                                                    ==============  =============    =============      =============



                                                        PIMCO                              MFS
                                                        Total             PIMCO          Mid Cap
                                                     Return B (a)    Innovation B (a)  Growth B (a)
                                                    -------------    ---------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                    135                 -              (2)
  Net realized gain (loss)                                     63                 -               -
  Change in unrealized appreciation (depreciation)            (84)              (25)             (1)
                                                    -------------     -------------   -------------
    Net increase (decrease) from operations                   114               (25)             (3)
                                                    -------------     -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                   100               100             100
  First MetLife Investors Insurance Company
   redemptions                                                  -                 -               -
  Payments received from contract owners                   17,663                 -           2,120
  Transfers between sub-accounts (including
   fixed account), net                                          -                 -               -
  Transfers for contract benefits and terminations            (62)               (1)            (24)
                                                    -------------     -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                 17,701                99           2,196
                                                    -------------     -------------   -------------
    Net increase (decrease) in net assets                  17,815                74           2,193
Net assets at beginning of period                               -                 -               -
                                                    -------------     -------------   -------------
Net assets at end of period                                17,815                74           2,193
                                                    =============     =============   =============

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                               Met Investors
                                                    ------------------------------------------------------------------
                                                            MFS             MIST AIM         MIST AIM       MIST SSR
                                                         Research            Mid Cap        Small Cap     Concentrated
                                                    International B (a) Core Equity B (c)  Growth B (c)   Int'l B (c)
                                                    ------------------- ----------------- -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                            $           (1)                 -              (2)             -
  Net realized gain (loss)                                         -                  3               -              1
  Change in unrealized appreciation (depreciation)                28                  6              49              9
                                                      --------------      -------------   -------------  -------------
    Net increase (decrease) from operations                       27                  9              47             10
                                                      --------------      -------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                      100                100             100            100
  First MetLife Investors Insurance Company
   redemptions                                                     -                  -               -              -
  Payments received from contract owners                       8,478                  -           2,826              -
  Transfers between sub-accounts (including fixed
   account), net                                                   -                  -               -              -
  Transfers for contract benefits and terminations               (45)                 1             (11)            (1)
                                                      --------------      -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     8,533                101           2,915             99
                                                      --------------      -------------   -------------  -------------
    Net increase (decrease) in net assets                      8,560                110           2,962            109
Net assets at beginning of period                                  -                  -               -              -
                                                      --------------      -------------   -------------  -------------
Net assets at end of period                           $        8,560                110           2,962            109
                                                      ==============      =============   =============  =============

                                                       MetLife          GACC           Russell
                                                    -------------  -------------    -------------
                                                                                       Multi-
                                                        Stock          Money            Style
                                                     Index B (c)       Market          Equity
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                     (6)            (1)            (402)
  Net realized gain (loss)                                      -              -              124
  Change in unrealized appreciation (depreciation)            (27)             4           (6,405)
                                                    -------------  -------------    -------------
    Net increase (decrease) from operations                   (33)             3           (6,683)
                                                    -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                   100              -                -
  First MetLife Investors Insurance Company
   redemptions                                                  -              -                -
  Payments received from contract owners                    7,065              -           73,890
  Transfers between sub-accounts (including fixed
   account), net                                                -              -           (1,844)
  Transfers for contract benefits and terminations            (38)             -               (3)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  7,127              -           72,043
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets                   7,094              3           65,360
Net assets at beginning of period                               -            108               90
                                                    -------------  -------------    -------------
Net assets at end of period                                 7,094            111           65,450
                                                    =============  =============    =============

(a) For the period from May 1, 2001 to December 31, 2001.
(c) For the period from October 9, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                              Russell
                                                    -----------------------------------------------------------

                                                                                                           Real
                                                      Aggressive                          Core            Estate
                                                        Equity          Non-US            Bond          Securities
                                                    --------------  -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $          (75)           (98)           2,277              293
  Net realized gain (loss)                                     (18)          (292)             490              190
  Change in unrealized appreciation (depreciation)              31         (4,550)            (853)             179
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) from operations                    (62)        (4,940)           1,914              662
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                      -              -                -                -
  First MetLife Investors Insurance Company
   redemptions                                                   -              -                -                -
  Payments received from contract owners                     9,575         35,070           73,253           10,094
  Transfers between sub-accounts (including fixed
   account), net                                              (357)          (417)          (4,159)            (515)
  Transfers for contract benefits and terminations              (3)             6               (2)              (2)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   9,215         34,659           69,092            9,577
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets                    9,153         29,719           71,006           10,239
Net assets at beginning of period                               95             90              108              117
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $        9,248         29,809           71,114           10,356
                                                    ==============  =============    =============    =============

                                                                        AIM
                                                    -------------------------------------------

                                                        V.I.            V.I.            V.I.
                                                       Premier        Capital       International
                                                       Equity       Appreciation       Growth
                                                    -------------  -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                   (607)          (814)            (285)
  Net realized gain (loss)                                      2          4,532               79
  Change in unrealized appreciation (depreciation)         (6,642)       (19,864)          (7,304)
                                                    -------------  -------------    -------------
    Net increase (decrease) from operations                (7,247)       (16,146)          (7,510)
                                                    -------------  -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                     -              -                -
  First MetLife Investors Insurance Company
   redemptions                                                  -              -                -
  Payments received from contract owners                    6,427         10,010            7,575
  Transfers between sub-accounts (including fixed
   account), net                                            1,136          7,932             (686)
  Transfers for contract benefits and terminations             38            101              (20)
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                  7,601         18,043            6,869
                                                    -------------  -------------    -------------
    Net increase (decrease) in net assets                     354          1,897             (641)
Net assets at beginning of period                          48,937         62,427           28,514
                                                    -------------  -------------    -------------
Net assets at end of period                                49,291         64,324           27,873
                                                    =============  =============    =============

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                       Alliance
                             --------------------------------------------------------------------------------------------
                                                                  Alliance           Alliance
                                Alliance          Alliance        Bernstein         Bernstein        Alliance       Alliance
                                Premier           Premier        Real Estate       Real Estate       Bernstein      Bernstein
                                 Growth         Growth B (a)     Investment      Investment B (a) Small Cap B (a)  Value B (a)
                             --------------    -------------    -------------    ---------------- --------------- -------------
Increase (decrease) in
 net assets from
 operations:
 Investment income (loss)    $       (1,464)              (2)             529                 3                -              -
 Net realized gain (loss)             5,328                5               23                 -                -              -
 Change in unrealized
   appreciation
   (depreciation)                   (23,496)              30            1,831                45               12              1
                             --------------    -------------    -------------     -------------    -------------  -------------
    Net increase
     (decrease) from
     operations                     (19,632)              33            2,383                48               12              1
                             --------------    -------------    -------------     -------------    -------------  -------------
Contract transactions:
 First MetLife Investors
   Insurance Company
   payments                               -              100                -               100              100            100
 First MetLife Investors
   Insurance Company
   redemptions                            -                -                -                 -                -              -
 Payments received from
   contract owners                   22,881            3,915            8,238             2,175                -              -
 Transfers between
   sub-accounts
   (including fixed
   account), net                      1,664                -             (288)                -                -              -
 Transfers for contract
   benefits and
   terminations                          34                -               (7)               (1)              (1)            (1)
                             --------------    -------------    -------------     -------------    -------------  -------------
    Net increase
     (decrease) in net
     assets from contract
     transactions                    24,579            4,015            7,943             2,274               99             99
                             --------------    -------------    -------------     -------------    -------------  -------------
    Net increase
     (decrease) in net
     assets                           4,947            4,048           10,326             2,322              111            100
Net assets at beginning
 of period                           99,524                -           14,666                 -                -              -
                             --------------    -------------    -------------     -------------    -------------  -------------
Net assets at end of
 period                      $      104,471            4,048           24,992             2,322              111            100
                             ==============    =============    =============     =============    =============  =============

                                Liberty
                             -------------
                                Newport
                                 Tiger
                                 Fund,
                              Variable (a)
                             -------------
Increase (decrease) in
 net assets from
 operations:
 Investment income (loss)                1
 Net realized gain (loss)                -
 Change in unrealized
   appreciation
   (depreciation)                      (14)
                             -------------
    Net increase
     (decrease) from
     operations                        (13)
                             -------------
Contract transactions:
 First MetLife Investors
   Insurance Company
   payments                            100
 First MetLife Investors
   Insurance Company
   redemptions                           -
 Payments received from
   contract owners                       -
 Transfers between
   sub-accounts
   (including fixed
   account), net                         -
 Transfers for contract
   benefits and
   terminations                         (1)
                             -------------
    Net increase
     (decrease) in net
     assets from contract
     transactions                       99
                             -------------
    Net increase
     (decrease) in net
     assets                             86
Net assets at beginning
 of period                               -
                             -------------
Net assets at end of
 period                                 86
                             =============

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                           Goldman Sachs
                                                    -----------------------------------------------------------

                                                        Growth
                                                         and        International        Global          Internet
                                                      Income (d)     Equity (d)        Income (d)     Tollkeeper (d)
                                                    --------------  -------------    -------------    --------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $            -              1                4                -
  Net realized gain (loss)                                       -              -                -                -
  Change in unrealized appreciation (depreciation)              (4)           (17)              (1)             (24)
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) from operations                     (4)           (16)               3              (24)
                                                    --------------  -------------    -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                    100            100              100              100
  First MetLife Investors Insurance Company
   redemptions                                                   -              -                -                -
  Payments received from contract owners                         -              -                -                -
  Transfers between sub-accounts (including fixed
   account), net                                                 -              -                -                -
  Transfers for contract benefits and terminations              (1)             1               (1)               -
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                      99            101               99              100
                                                    --------------  -------------    -------------    -------------
    Net increase (decrease) in net assets                       95             85              102               76
Net assets at beginning of period                                -              -                -                -
                                                    --------------  -------------    -------------    -------------
Net assets at end of period                         $           95             85              102               76
                                                    ==============  =============    =============    =============

                                                                     Scudder II
                                                    -------------------------------------------

                                                        Small            Small
                                                         Cap              Cap         Government
                                                      Growth (a)         Value      Securities (a)
                                                    -------------    -------------  --------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      -             (708)             -
  Net realized gain (loss)                                      -              130              -
  Change in unrealized appreciation (depreciation)            (15)           8,219              5
                                                    -------------    -------------  -------------
    Net increase (decrease) from operations                   (15)           7,641              5
                                                    -------------    -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                   100                -            100
  First MetLife Investors Insurance Company
   redemptions                                                  -                -              -
  Payments received from contract owners                        -            2,288              -
  Transfers between sub-accounts (including fixed
   account), net                                                -                -              -
  Transfers for contract benefits and terminations             (1)             (26)            (1)
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                     99            2,262             99
                                                    -------------    -------------  -------------
    Net increase (decrease) in net assets                      84            9,903            104
Net assets at beginning of period                               -           45,428              -
                                                    -------------    -------------  -------------
Net assets at end of period                                    84           55,331            104
                                                    =============    =============  =============

(a) For the period from May 1, 2001 to December 31, 2001.
(d) For the period from May 11, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                              Scudder I                                                 MFS
                                           ---------------   -------------------------------------------------------------------


                                            International                                        Investors        Investors
                                           Portfolio B (a)      Research      Research B (a)       Trust         Trust B (a)
                                           ---------------   -------------    --------------   -------------    -------------
Increase (decrease) in net assets from
 operations:
 Investment income (loss)                  $            -             (973)               -              (55)               -
 Net realized gain (loss)                               -            9,399                -              159                -
 Change in unrealized appreciation
   (depreciation)                                     (23)         (24,813)             (15)          (1,055)             (11)
                                           --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) from
     operations                                       (23)         (16,387)             (15)            (951)             (11)
                                           --------------    -------------    -------------    -------------    -------------
Contract transactions:
 First MetLife Investors Insurance
   Company payments                                   100                -              100                -              100
 First MetLife Investors Insurance
   Company redemptions                                  -                -                -                -                -
 Payments received from contract owners                 -           18,485                -            6,946                -
 Transfers between sub-accounts
   (including fixed account), net                       -              226                -                -                -
 Transfers for contract benefits and
   terminations                                         -               29                -                1               (1)
                                           --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets from contract transactions                100           18,740              100            6,947               99
                                           --------------    -------------    -------------    -------------    -------------
    Net increase (decrease) in net
     assets                                            77            2,353               85            5,996               88
Net assets at beginning of period                       -           66,794                -              100                -
                                           --------------    -------------    -------------    -------------    -------------
Net assets at end of period                $           77           69,147               85            6,096               88
                                           ==============    =============    =============    =============    =============




                                              Emerging         Emerging
                                               Growth        Growth B (a)
                                           -------------    -------------
Increase (decrease) in net assets from
 operations:
 Investment income (loss)                           (347)               -
 Net realized gain (loss)                          1,380                -
 Change in unrealized appreciation
   (depreciation)                                (11,624)             (18)
                                           -------------    -------------
    Net increase (decrease) from
     operations                                  (10,591)             (18)
                                           -------------    -------------
Contract transactions:
 First MetLife Investors Insurance
   Company payments                                    -              100
 First MetLife Investors Insurance
   Company redemptions                                 -                -
 Payments received from contract owners            3,740                -
 Transfers between sub-accounts
   (including fixed account), net                  2,900                -
 Transfers for contract benefits and
   terminations                                       20                -
                                           -------------    -------------
    Net increase (decrease) in net
     assets from contract transactions             6,660              100
                                           -------------    -------------
    Net increase (decrease) in net
     assets                                       (3,931)              82
Net assets at beginning of period                 29,138                -
                                           -------------    -------------
Net assets at end of period                       25,207               82
                                           =============    =============

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                                 MFS                               Oppenheimer
                                                    ------------------------------------------------------------  -------------


                                                         High            High        Strategic          New           Bond
                                                        Income       Income B (a)   Income B (a)  Discovery B (a)   Fund (VA)
                                                    --------------  -------------  -------------  --------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $          409              -              -              (1)         1,309
  Net realized gain (loss)                                      (2)             -              -               -             (1)
  Change in unrealized appreciation (depreciation)            (509)            (2)             4             131           (214)
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) from operations                   (102)            (2)             4             130          1,094
                                                    --------------  -------------  -------------   -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                      -            100            100             100              -
  First MetLife Investors Insurance Company
   redemptions                                                   -              -              -               -              -
  Payments received from contract owners                     5,789              -              -           3,045         15,402
  Transfers between sub-accounts (including fixed
   account), net                                                 -              -              -               -              -
  Transfers for contract benefits and terminations              (1)            (1)            (1)             (2)            (5)
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                   5,788             99             99           3,143         15,397
                                                    --------------  -------------  -------------   -------------  -------------
    Net increase (decrease) in net assets                    5,686             97            103           3,273         16,491
Net assets at beginning of period                               93              -              -               -          5,414
                                                    --------------  -------------  -------------   -------------  -------------
Net assets at end of period                         $        5,779             97            103           3,273         21,905
                                                    ==============  =============  =============   =============  =============

                                                               Putnam
                                                    ----------------------------

                                                        Growth         Growth
                                                         and            and
                                                        Income      Income B (a)
                                                    -------------  -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                    206              -
  Net realized gain (loss)                                    711              -
  Change in unrealized appreciation (depreciation)         (5,014)            (7)
                                                    -------------  -------------
    Net increase (decrease) from operations                (4,097)            (7)
                                                    -------------  -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                     -            100
  First MetLife Investors Insurance Company
   redemptions                                                  -              -
  Payments received from contract owners                   25,695              -
  Transfers between sub-accounts (including fixed
   account), net                                             (360)             -
  Transfers for contract benefits and terminations             (9)            (1)
                                                    -------------  -------------
    Net increase (decrease) in net assets from
     contract transactions                                 25,326             99
                                                    -------------  -------------
    Net increase (decrease) in net assets                  21,229             92
Net assets at beginning of period                          43,363              -
                                                    -------------  -------------
Net assets at end of period                                64,592             92
                                                    =============  =============

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                      Putnam
                            -----------------------------------------------------------------------------------------

                                                                                                 International
                                                               International    International         New              New
                                 Vista         Vista B (a)        Growth        Growth B (a)       Opp B (a)       Value B (a)
                            --------------    -------------    -------------    -------------    -------------    -------------
Increase (decrease) in
 net assets from
 operations:
 Investment income (loss)   $       (4,314)               -             (526)              (1)               -                -
 Net realized gain (loss)           35,355                -            6,068                -                -                -
 Change in unrealized
   appreciation
   (depreciation)                 (167,650)             (18)         (17,157)              65              (15)              (3)
                            --------------    -------------    -------------    -------------    -------------    -------------
    Net increase
     (decrease) from
     operations                   (136,609)             (18)         (11,615)              64              (15)              (3)
                            --------------    -------------    -------------    -------------    -------------    -------------
Contract transactions:
 First MetLife Investors
   Insurance
   Company payments                      -              100                -              100              100              100
 First MetLife Investors
   Insurance Company
   redemptions                           -                -                -                -                -                -
 Payments received from
   contract owners                  42,640                -           18,530            3,045                -                -
 Transfers between
   sub-accounts
   (including fixed
   account), net                     2,537                -               99                -                -                -
 Transfers for contract
   benefits and
   terminations                         34                -                1               (1)              (1)              (1)
                            --------------    -------------    -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets from
     contract
     transactions                   45,211              100           18,630            3,144               99               99
                            --------------    -------------    -------------    -------------    -------------    -------------
    Net increase
     (decrease) in net
     assets                        (91,398)              82            7,015            3,208               84               96
Net assets at beginning
 of period                         378,486                -           44,828                -                -                -
                            --------------    -------------    -------------    -------------    -------------    -------------
Net assets at end of
 period                     $      287,088               82           51,843            3,208               84               96
                            ==============    =============    =============    =============    =============    =============

                              Templeton
                            -------------

                              Templeton
                               Foreign
                              Securities
                            -------------
Increase (decrease) in
 net assets from
 operations:
 Investment income (loss)             980
 Net realized gain (loss)          10,512
 Change in unrealized
   appreciation
   (depreciation)                 (20,371)
                            -------------
    Net increase
     (decrease) from
     operations                    (8,879)
                            -------------
Contract transactions:
 First MetLife Investors
   Insurance
   Company payments                     -
 First MetLife Investors
   Insurance Company
   redemptions                          -
 Payments received from
   contract owners                 15,596
 Transfers between
   sub-accounts
   (including fixed
   account), net                   (4,416)
 Transfers for contract
   benefits and
   terminations                        10
                            -------------
    Net increase
     (decrease) in net
     assets from
     contract
     transactions                  11,190
                            -------------
    Net increase
     (decrease) in net
     assets                         2,311
Net assets at beginning
 of period                         44,807
                            -------------
Net assets at end of
 period                            47,118
                            =============

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                                                                        Templeton
                                                    ------------------------------------------------------------------
                                                                        Templeton       Templeton
                                                       Templeton        Developing      Developing      Franklin
                                                        Foreign          Markets         Markets          Small
                                                    Securities B (a)    Securities   Securities B (a)   Cap B (a)
                                                    ----------------  -------------  ---------------- -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                           $          (14)            (64)              1             (13)
  Net realized gain (loss)                                       22             (38)              -               -
  Change in unrealized appreciation (depreciation)             (238)         (1,664)             (6)             35
                                                     --------------   -------------   -------------   -------------
    Net increase (decrease) from operations                    (230)         (1,766)             (5)             22
                                                     --------------   -------------   -------------   -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                     100               -             100             100
  First MetLife Investors Insurance Company
   redemptions                                                    -               -               -               -
  Payments received from contract owners                      3,000          11,462               -           2,000
  Transfers between sub-accounts (including fixed
   account), net                                                  -              10               -              41
  Transfers for contract benefits and terminations               60               7              (1)             14
                                                     --------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from
     contract transactions                                    3,160          11,479              99           2,155
                                                     --------------   -------------   -------------   -------------
    Net increase (decrease) in net assets                     2,930           9,713              94           2,177
Net assets at beginning of period                                 -          16,448               -               -
                                                     --------------   -------------   -------------   -------------
Net assets at end of period                          $        2,930          26,161              94           2,177
                                                     ==============   =============   =============   =============


                                                        Franklin                         Templeton
                                                       Large Cap        Templeton          Global
                                                         Growth       Mutual Shares        Income
                                                    Securities B (a) Securities B (a) Securities B (a)
                                                    ---------------- ---------------- ----------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                      (4)               2                3
  Net realized gain (loss)                                      21                6                -
  Change in unrealized appreciation (depreciation)              32               (9)               2
                                                     -------------    -------------    -------------
    Net increase (decrease) from operations                     49               (1)               5
                                                     -------------    -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                    100              100              100
  First MetLife Investors Insurance Company
   redemptions                                                   -                -                -
  Payments received from contract owners                         -                -                -
  Transfers between sub-accounts (including fixed
   account), net                                             2,999                -                -
  Transfers for contract benefits and terminations               -               (1)              (1)
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                   3,099               99               99
                                                     -------------    -------------    -------------
    Net increase (decrease) in net assets                    3,148               98              104
Net assets at beginning of period                                -                -                -
                                                     -------------    -------------    -------------
Net assets at end of period                                  3,148               98              104
                                                     =============    =============    =============

(a) For the period from May 1, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                   Templeton                       Fidelity
                                                ---------------- -------------------------------------------  --------------
                                                   Templeton                                                        VP
                                                     Growth         Equity-                         High         Income &
                                                Securities B (a)  Income B (d)   Growth B (d)   Income B (d)    Growth (e)
                                                ---------------- -------------  -------------  -------------  -------------
Increase (decrease) in net assets from
 operations:
 Investment income (loss)                        $            2              -             (4)             -              -
 Net realized gain (loss)                                    17              -              -              -              -
 Change in unrealized appreciation
   (depreciation)                                           (20)            (5)            45            (10)            (7)
                                                 --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) from operations                  (1)            (5)            41            (10)            (7)
                                                 --------------  -------------  -------------  -------------  -------------
Contract transactions:
 First MetLife Investors Insurance
   Company payments                                         100            100            100            100            100
 First MetLife Investors Insurance Company
   redemptions                                                -              -              -              -              -
 Payments received from contract owners                       -              -          6,525              -              -
 Transfers between sub-accounts (including
   fixed account), net                                        -              -              -              -              -
 Transfers for contract benefits and
   terminations                                              (2)            (1)             -             (1)            (1)
                                                 --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets
     from contract transactions                              98             99          6,625             99             99
                                                 --------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net assets                    97             94          6,666             89             92
Net assets at beginning of period                             -              -              -              -              -
                                                 --------------  -------------  -------------  -------------  -------------
Net assets at end of period                      $           97             94          6,666             89             92
                                                 ==============  =============  =============  =============  =============



                                                       VP              VP
                                                International (e)   Value (e)
                                                ----------------- -------------
Increase (decrease) in net assets from
 operations:
 Investment income (loss)                                     -               -
 Net realized gain (loss)                                     -               -
 Change in unrealized appreciation
   (depreciation)                                           (18)              9
                                                  -------------   -------------
    Net increase (decrease) from operations                 (18)              9
                                                  -------------   -------------
Contract transactions:
 First MetLife Investors Insurance
   Company payments                                         100             100
 First MetLife Investors Insurance Company
   redemptions                                                -               -
 Payments received from contract owners                       -               -
 Transfers between sub-accounts (including
   fixed account), net                                        -               -
 Transfers for contract benefits and
   terminations                                               -              (1)
                                                  -------------   -------------
    Net increase (decrease) in net assets
     from contract transactions                             100              99
                                                  -------------   -------------
    Net increase (decrease) in net assets                    82             108
Net assets at beginning of period                             -               -
                                                  -------------   -------------
Net assets at end of period                                  82             108
                                                  =============   =============

(a) For the period from May 1, 2001 to December 31, 2001.
(d) For the period from May 11, 2001 to December 31, 2001.
(e) For the period from May 4, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001


                                                            Zenith                                 Dreyfus
                                                -----------------------------  -----------------------------------------------
                                                                   Harris
                                                     Davis         Oakmark
                                                    Venture        Focused                         Disciplined         Stock
                                                  Value E (a)    Value B (a)   Appreciation B (e)  Stock B (e)      Index B (e)
                                                --------------  -------------  ------------------ -------------    -------------
Increase (decrease) in net assets from
 operations:
 Investment income (loss)                       $           (6)            (4)              (2)               -                1
 Net realized gain (loss)                                    -              -                -                -                -
 Change in unrealized appreciation
   (depreciation)                                           50            135                -              (10)             (10)
                                                --------------  -------------    -------------    -------------    -------------
    Net increase (decrease) from operations                 44            131               (2)             (10)              (9)
                                                --------------  -------------    -------------    -------------    -------------
Contract transactions:
 First MetLife Investors Insurance
   Company payments                                        100            100              100              100              100
 First MetLife Investors Insurance Company
   redemptions                                               -              -                -                -                -
 Payments received from contract owners                  7,065          4,239            6,090                -                -
 Transfers between sub-accounts (including
   fixed account), net                                       -              -                -                -                -
 Transfers for contract benefits and
   terminations                                            (29)           (13)               -               (1)              (1)
                                                --------------  -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets
     from contract transactions                          7,136          4,326            6,190               99               99
                                                --------------  -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                7,180          4,457            6,188               89               90
Net assets at beginning of period                            -              -                -                -                -
                                                --------------  -------------    -------------    -------------    -------------
Net assets at end of period                     $        7,180          4,457            6,188               89               90
                                                ==============  =============    =============    =============    =============

                                                           Invesco
                                                ----------------------------


                                                                   High
                                                 Dynamics (d)    Yield (d)
                                                -------------  -------------
Increase (decrease) in net assets from
 operations:
 Investment income (loss)                                   -              9
 Net realized gain (loss)                                   -              -
 Change in unrealized appreciation
   (depreciation)                                         (15)           (25)
                                                -------------  -------------
    Net increase (decrease) from operations               (15)           (16)
                                                -------------  -------------
Contract transactions:
 First MetLife Investors Insurance
   Company payments                                       100            100
 First MetLife Investors Insurance Company
   redemptions                                              -              -
 Payments received from contract owners                     -              -
 Transfers between sub-accounts (including
   fixed account), net                                      -              -
 Transfers for contract benefits and
   terminations                                            (1)             -
                                                -------------  -------------
    Net increase (decrease) in net assets
     from contract transactions                            99            100
                                                -------------  -------------
    Net increase (decrease) in net assets                  84             84
Net assets at beginning of period                           -              -
                                                -------------  -------------
Net assets at end of period                                84             84
                                                =============  =============

(a) For the period from May 1, 2001 to December 31, 2001.
(d) For the period from May 11, 2001 to December 31, 2001.
(e) For the period from May 4, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2001

                                                                               PIMCO
                                                    -----------------------------------------------------------
                                                                                         StocksPLUS
                                                         High              Low            Growth &         Total
                                                       Yield (d)       Duration (d)      Income (d)      Return (d)
                                                    --------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                          $            5                3               47                3
  Net realized gain (loss)                                       -                1                -                2
  Change in unrealized appreciation (depreciation)              (4)               -              (19)               1
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) from operations                      1                4               28                6
                                                    --------------    -------------    -------------    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                    100              100              100              100
  First MetLife Investors Insurance Company
   redemptions                                                   -                -                -                -
  Payments received from contract owners                         -                -            4,350                -
  Transfers between sub-accounts (including fixed
   account), net                                                 -                -                -                -
  Transfers for contract benefits and terminations               -               (1)              (1)               -
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                     100               99            4,449              100
                                                    --------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                      101              103            4,477              106
Net assets at beginning of period                                -                -                -                -
                                                    --------------    -------------    -------------    -------------
Net assets at end of period                         $          101              103            4,477              106
                                                    ==============    =============    =============    =============




                                                        Total
                                                    -------------
Increase (decrease) in net assets from operations:
  Investment income (loss)                                  1,359
  Net realized gain (loss)                                143,178
  Change in unrealized appreciation (depreciation)       (514,921)
                                                    -------------
    Net increase (decrease) from operations              (370,384)
                                                    -------------
Contract transactions:
  First MetLife Investors Insurance Company
   payments                                                 7,000
  First MetLife Investors Insurance Company
   redemptions                                                  -
  Payments received from contract owners                  769,620
  Transfers between sub-accounts (including fixed
   account), net                                           68,794
  Transfers for contract benefits and terminations       (203,055)
                                                    -------------
    Net increase (decrease) in net assets from
     contract transactions                                642,359
                                                    -------------
    Net increase (decrease) in net assets                 271,975
Net assets at beginning of period                       3,037,200
                                                    -------------
Net assets at end of period                             3,309,175
                                                    =============

(d) For the period from May 11, 2001 to December 31, 2001.

See accompanying notes to financial statements.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002

(1) Organization
   First MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by First MetLife Investors Insurance Company
   (FMLI) and exists in accordance with the regulations of the New York Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by FMLI.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the investment companies shown below. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable annuity contracts offered for sale by FMLI. In addition to the sub-accounts, the fixed account of FMLI is an available investment alternative for certain contracts. The fixed account is not a part of the Separate Account and is included in the general assets and liabilities of FMLI.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from FMLI's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business FMLI may conduct. The following sub-accounts were available for investment as of December 31, 2002:

     Met Investors Series Trust (Met Investors):
       Lord Abbett Growth and Income Portfolio
       Lord Abbett Growth and Income Portfolio B
       Lord Abbett Bond Debenture Portfolio
       Lord Abbett Bond Debenture Portfolio B
       Lord Abbett Developing Growth Portfolio
       Lord Abbett Developing Growth Portfolio B
       Lord Abbett Mid-Cap Value Portfolio
       Lord Abbett Mid-Cap Value Portfolio B
       JP Morgan Quality Bond Portfolio
       JP Morgan Quality Bond Portfolio B
       JP Morgan Small Cap Stock Portfolio
       JP Morgan Small Cap Stock Portfolio B
       JP Morgan Enhanced Index Portfolio
       JP Morgan Enhanced Index Portfolio B
       JP Morgan Select Equity Portfolio
       JP Morgan Select Equity Portfolio B
       JP Morgan International Equity Portfolio
       JP Morgan International Equity Portfolio B
       Met Putnam Research Portfolio B
       Oppenheimer Capital Appreciation Portfolio B
       PIMCO Money Market Portfolio B
       Janus Aggressive Growth Portfolio B
       Lord Abbett Growth Opportunities Portfolio
       Lord Abbett Growth Opportunities Portfolio B
       PIMCO Total Return Portfolio B
       PIMCO Innovation Portfolio B
       MFS Mid Cap Growth Portfolio B
       MFS Research International Portfolio B
       MIST AIM Mid Cap Core Equity Portfolio B
       MIST AIM Small Cap Growth Portfolio B
       MIST SSR Concentrated Int'l Portfolio B
       MIST Third Avenue Small Cap Value Portfolio B
       Metropolitan Life Series Funds, Inc. (MetLife):
        MetLife Stock Index B
       General American Capital Company (GACC):
        Money Market Fund
       Russell Insurance Funds (Russell):
        Multi-Style Equity Fund
        Aggressive Equity Fund
        Non-U.S. Fund
        Core Bond Fund
        Real Estate Securities Fund
       AIM Variable Insurance Funds (AIM):
        V.I. Premier Equity Fund
        V.I. Premier Equity Fund B
        V.I. Capital Appreciation Fund
        V.I. Capital Appreciation Fund B
        V.I. International Growth Fund
        V.I. International Growth Fund B
       Alliance Variable Products (Alliance):
        Alliance Premier Growth Portfolio
        Alliance Premier Growth Portfolio B
        Alliance Bernstein Real Estate Investment Portfolio
        Alliance Bernstein Real Estate Investment Portfolio B
        Alliance Bernstein Small Cap B
        Alliance Bernstein Value B
       Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series
       Goldman Sachs Asset Management (Goldman Sachs):
        Growth & Income Fund
        International Equity Fund
       Scudder Variable Series II (Scudder II):
        Small Cap Growth Portfolio
        Small Cap Value Portfolio
        Government Securities Portfolio

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002

(1) Organization, continued


     Scudder Variable Series I (Scudder I):
       International Portfolio B
     MFS Variable Insurance Trust (MFS):
       Research Series
       Research Series B
       Investors Trust Series
       Investors Trust Series B
       Emerging Growth Series
       Emerging Growth Series B
       High Income Series
       High Income Series B
       Strategic Income Series B
       New Discovery Series B
     Oppenheimer Variable Account Funds (Oppenheimer):
       Bond Fund (VA)
     Putnam Variable Trust (Putnam):
       Growth & Income Fund
       Growth & Income Fund B
       Vista Fund
       Vista Fund B
       International Growth Fund
       International Growth Fund B
       International New Opp Fund B
       New Value Fund B
     Franklin Templeton Variable Products Series Fund (Templeton):
       Templeton Foreign Securities Fund
       Templeton Foreign Securities Fund B
       Templeton Developing Markets Securities Fund
       Templeton Developing Markets Securities Fund B
       Franklin Small Cap Fund B
       Franklin Large Cap Growth Securities Fund B


        Templeton Mutual Shares Securities Fund B
        Templeton Global Income Securities Fund B
        Templeton Growth Securities Fund B
       Fidelity Investments (Fidelity):
        Equity-Income Fund B
        Growth Fund B
        High Income Fund B
       American Century Var. Portfolios, Inc. (American Century):
        VP Income & Growth Fund
        VP International Fund
        VP Value Fund
       New England Zenith Fund (Zenith):
        Davis Venture Value E
        Harris Oakmark Focused Value B
        Jennison Growth Portfolio B
        MFS Total Return Series B
        MFS Investors Trust Series B
        Capital Guardian US Equity Series B
       Dreyfus Variable Investment Fund (Dreyfus):
        Appreciation Portfolio B
        Disciplined Stock Port. B
        Stock Index Fund B
       INVESCO Variable Investment Funds, Inc. (INVESCO):
        Dynamics Fund
        High Yield Fund
       PIMCO Variable Trust (PIMCO):
        High Yield Portfolio
        Low Duration Portfolio
        StocksPLUS Growth & Income Portfolio
        Total Return Portfolio


  During 2002, the following portfolios changed names:
    Met Investors Series Trust - MIST AIM Mid Cap Equity Portfolio B to MIST
     AIM Mid Cap Core Equity Portfolio B
    AIM Variable Insurance Funds - AIM Value Fund to AIM Premier Equity Fund AIM Variable Insurance Funds - AIM International Equity Fund to AIM
     International Growth Fund
    MFS Variable Insurance Trust - MFS Global Government Series B to MFS
     Strategic Income Series B
    Franklin Templeton Variable Products Series Fund - Templeton
     International Securities Fund to Templeton Foreign Securities Fund Franklin Templeton Variable Products Series Fund B - Templeton
     International Securities Fund B to Templeton Foreign Securities Fund B New England Zenith Fund - Harris Oakmark Mid Cap Value B to Harris
     Oakmark Focused Value B
    PIMCO Variable Trust - High Yield Bond Portfolio to High Yield Portfolio PIMCO Variable Trust - Low Duration Bond Portfolio to Low Duration
     Portfolio
    PIMCO Variable Trust - Total Return Bond Portfolio to Total Return
     Portfolio

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002

(1) Organization, continued

The following sub-accounts ceased operations during 2002 and 2001:
 Goldman Sachs Internet Tollkeeper Fund                            May 1, 2002
 Goldman Sachs Global Income Fund                                  May 1, 2002
 Met Investors Large Cap Research                                  February 12, 2001

(2) Significant Accounting Policies

  (a) Investment Valuation
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-dividend date.

  (b) Reinvestment of Distributions
      With the exception of the GACC Money Market Fund in 2001, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

      During 2001, GACC followed the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains were deemed to pass through to the Separate Account. As a result, GACC did not distribute dividends and realized capital gains. During December of 2001, the accumulated net investment income and realized capital gains of the GACC Money Market Fund were allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account. For 2002, no consent dividend was declared.

  (c) Federal Income Taxes
      The operations of the Separate Account sub-accounts are included in the federal income tax return of FMLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, FMLI believes it will be treated as the owner of the Separate Account sub-account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account sub-accounts to the extent the earnings are credited to the variable annuity contracts. Therefore, no charge has been made to the Separate Account sub-accounts for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable annuity contracts.

  (d) Estimates
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

(3) Separate Account Expenses
   For variable annuity contracts, FMLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 1.85%. This charge varies according to the product specifications.

(4) Contract Fees
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, FMLI deducts a surrender charge from the contract value or

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002

(4) Contract Fees, continued

   payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the year ended December 31, 2002, FMLI deducted surrender fees of approximately $659 from the Separate Account.

   For variable annuity contracts with a sales charge, FMLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

                                        Sales Charge as a % of
                 Owner's Investment     Gross Purchase Payment
                 ------------------     ----------------------
                 less than $50,000              5.75%
                 $50,000 - $99,999.99           4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   FMLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary date of the contract. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub-accounts and the the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, FMLI may deduct a transfer fee of the lesser of $25 per additional transfer or 2% of the amount transferred from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the year ended December 31, 2002, FMLI deducted contract maintenance and transfer fees of approximately $1,431 from the Separate Account.

   Currently, FMLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. FMLI reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(5) Cost Basis of Investments
   The cost basis of each sub-account's investment as of December 31, 2002 follows:

     Met Investors Lord Abbett Growth and Income Portfolio      $  681,265
     Met Investors Lord Abbett Growth & Income Portfolio B         167,872
     Met Investors Lord Abbett Bond Debenture Portfolio            163,338
     Met Investors Lord Abbett Bond Debenture Portfolio B           79,279
     Met Investors Lord Abbett Developing Growth Portfolio         107,176
     Met Investors Lord Abbett Developing Growth Portfolio B         3,071
     Met Investors Lord Abbett Mid-Cap Value Portfolio             191,948
     Met Investors Lord Abbett Mid-Cap Value Portfolio B           200,729
     Met Investors JP Morgan Quality Bond Portfolio                 79,202
     Met Investors JP Morgan Quality Bond Portfolio B               35,618
     Met Investors JP Morgan Small Cap Stock Portfolio             114,336
     Met Investors JP Morgan Small Cap Stock Portfolio B             3,154
     Met Investors JP Morgan Enhanced Index Portfolio              284,688
     Met Investors JP Morgan Enhanced Index Portfolio B              3,167
     Met Investors JP Morgan Select Equity Portfolio               144,038
     Met Investors JP Morgan Select Equity Portfolio B              27,520
     Met Investors JP Morgan International Equity Portfolio        181,200
     Met Investors JP Morgan International Equity Portfolio B        3,151
     Met Investors Met Putnam Research Portfolio B                   1,471
     Met Investors Oppenheimer Capital Appreciation Portfolio B     23,620
     Met Investors PIMCO Money Market Portfolio B                    9,314
     Met Investors Janus Aggressive Growth Portfolio B               3,873
     Met Investors Lord Abbett Growth Opportunities Portfolio          100
     Met Investors Lord Abbett Growth Opportunities Portfolio B     14,568
     Met Investors PIMCO Total Return Portfolio B                  572,383
     Met Investors PIMCO Innovation Portfolio B                        400
     Met Investors MFS Mid Cap Growth Portfolio B                    7,610
     Met Investors MFS Research International Portfolio B           92,280
     Met Investors MIST AIM Mid Cap Core Equity Portfolio B         15,974
     Met Investors MIST AIM Small Cap Growth Portfolio B             6,885
     Met Investors MIST SSR Concentrated Int'l Portfolio B           2,019
     Met Investors MIST Third Ave Small Cap Value Portfolio B       18,330
     MetLife Stock Index Portfolio B                                10,742
     GACC Money Market Fund                                         59,745
     Russell Multi-Style Equity Fund                               222,911
     Russell Aggressive Equity Fund                                 27,060
     Russell Non-U.S. Fund                                         108,835
     Russell Core Bond Fund                                        247,640
     Russell Real Estate Securites Fund                             35,697
     AIM V.I. Premier Equity Fund                                   82,781
     AIM V.I. Premier Equity Fund B                                    201
     AIM V.I. Capital Appreciation Fund                            114,246
     AIM V.I. Capital Appreciation Fund B                              100
     AIM V.I. International Growth Fund                             39,621
     AIM V.I. International Growth Fund B                              101

            Alliance Premier Growth Portfolio             $  156,182
            Alliance Premier Growth Portfolio B               11,116
            AllianceBernstein Real Estate Invt Portfolio      25,220
            AllianceBernstein Real Estate Inv Portfolio B      5,581
            AllianceBernstein Small Cap Portfolio B              100
            AllianceBernstein Value Portfolio B                  100
            Newport Tiger Fund, Variable Series                  102
            Goldman Sachs Growth & Income Fund                   102
            Goldman Sachs International Equity Fund              102
            Scudder II Small Cap Growth Portfolio                100
            Scudder II Small Cap Value Portfolio              45,229
            Scudder II Government Securities Portfolio           104
            Scudder I International Portfolio B                5,744
            MFS Research Series                              108,590
            MFS Research Series B                              9,084
            MFS Investors Trust Series                         8,425
            MFS Investors Trust Series B                         100
            MFS Emerging Growth Series                        45,233
            MFS Emerging Growth Series B                         100
            MFS High Income Series                             7,725
            MFS High Income Series B                           2,673
            MFS Strategic Income Series B                      2,622
            MFS New Discovery Series B                        16,096
            Oppenheimer Bond Fund (VA)                        25,494
            Putnam VT Growth & Income Fund                    73,378
            Putnam VT Growth & Income Fund B                     102
            Putnam VT Vista Fund                             536,773
            Putnam VT Vista Fund B                               100
            Puntam VT Intl Growth Fund                        74,744
            Putnam VT Int Growth Fund B                       16,196
            Putnam VT Int New Opp Fund B                         101
            Putnam VT New Value Fund B                           103
            Templeton Foreign Securities                      69,251
            Templeton Foreign Securities B                     9,893
            Templeton Dev Mkts Sec                            31,510
            Templeton Dev Markets Securities B                 4,319
            Franklin Small Cap B                               6,292
            Franklin Large Cap Growth Securities B            28,534
            Templeton Mutual Shares Securities B              16,535
            Templeton Global Income Securities B                 104
            Templeton Growth Securities B                        122
            Fidelity Equity-Income Fund B                        103
            Fidelity Growth Fund B                             6,843
            Fidelity High Income Fund B                          109
            American Century VP Income & Growth Fund          10,595

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002

(5) Cost Basis of Investments, continued

             American Century VP International Fund     $      101
             American Century VP Value Fund                  6,611
             New England Davis Venture Value E              17,509
             New England Harris Oakmark Focused Value B     58,583
             New England Jennison Growth Portfolio B         8,270
             New England MFS Total Return Series B           2,600
             New England MFS Investors Trust Series B        5,234
             New England Capital Guardian US Equity B       42,334

              Dreyfus VIF-Appreciation Portfolio B      $   23,840
              Dreyfus VIF-Disciplined Stock Port. B            101
              Dreyfus VIP-Stock Index Fund B                   102
              Invesco VIF Dynamics Fund                     12,135
              Invesco VIF High Yield Fund                      118
              PIMCO High Yield Portfolio                     7,746
              PIMCO Low Duration Portfolio                   5,179
              PIMCO StockPLUS Growth & Income Portfolio      3,723
              PIMCO Total Return Portfolio                     110
                                                        ----------
                                                        $5,745,186
                                                        ==========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002

(6) Changes in Units Outstanding

                                                                  Met Investors
                            -----------------------------------------------------------------------------------------
                            Lord Abbett    Lord Abbett
                              Growth         Growth     Lord Abbett    Lord Abbett  Lord Abbett    Lord Abbett       Large
                                and            and         Bond           Bond      Developing     Developing         Cap
                              Income        Income B     Debenture     Debenture B    Growth        Growth B        Research
                            -----------    -----------  -----------    -----------  -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000      13,954              -       16,380              -        5,749              -         10,901
   Units Issued                   6,771          1,356           48          1,824        2,984            349            752
   Units Redeemed                (2,477)           (11)      (3,671)            (2)          (6)             -        (11,653)
                            -----------    -----------  -----------    -----------  -----------    -----------    -----------
   Net Increase (Decrease)        4,294          1,345       (3,623)         1,822        2,978            349        (10,901)
                            -----------    -----------  -----------    -----------  -----------    -----------    -----------
 Unit Balance at 12/31/2001      18,248          1,345       12,757          1,822        8,727            349              -
                            ===========    ===========  ===========    ===========  ===========    ===========    ===========
   Units Issued                     706          2,993           93          4,080        1,163            396              -
   Units Redeemed                (2,610)           (92)      (2,661)          (147)        (115)          (340)             -
                            -----------    -----------  -----------    -----------  -----------    -----------    -----------
   Net Increase (Decrease)       (1,904)         2,901       (2,568)         3,933        1,048             56              -
                            -----------    -----------  -----------    -----------  -----------    -----------    -----------
 Unit Balance at 12/31/2002      16,344          4,246       10,189          5,755        9,775            405              -
                            ===========    ===========  ===========    ===========  ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -              -            -              -            -              -              -
   Units Issued                     228              -            -              -            -              -              -
   Units Redeemed                   (45)             -            -              -            -              -              -
                            -----------    -----------  -----------    -----------  -----------    -----------    -----------
   Net Increase (Decrease)          183              -            -              -            -              -              -
                            -----------    -----------  -----------    -----------  -----------    -----------    -----------
 Unit Balance at 12/31/2002         183              -            -              -            -              -              -
                            ===========    ===========  ===========    ===========  ===========    ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                                  Met Investors
                            ----------------------------------------------------------------------------------------
                            Lord Abbett  Lord Abbett   JP Morgan    JP Morgan      JP Morgan    JP Morgan      JP Morgan
                              Mid-Cap      Mid-Cap      Quality      Quality         Small        Small        Enhanced
                               Value       Value B       Bond        Bond B        Cap Stock   Cap Stock B       Index
                            -----------  -----------  -----------  -----------    -----------  -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000      11,762            -        4,392            -          8,378            -         15,533
   Units Issued                   2,991        1,363        1,120          944            619            7            399
   Units Redeemed                  (537)        (239)        (413)           -         (2,404)           -         (1,178)
                            -----------  -----------  -----------  -----------    -----------  -----------    -----------
   Net Increase (Decrease)        2,454        1,124          707          944         (1,785)           7           (779)
                            -----------  -----------  -----------  -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2001      14,216        1,124        5,099          944          6,593            7         14,754
                            ===========  ===========  ===========  ===========    ===========  ===========    ===========
   Units Issued                     304       10,224        1,649        1,593            669          228             38
   Units Redeemed                (1,497)        (213)        (828)         (30)          (392)           -         (1,218)
                            -----------  -----------  -----------  -----------    -----------  -----------    -----------
   Net Increase (Decrease)       (1,193)      10,011          821        1,563            277          228         (1,180)
                            -----------  -----------  -----------  -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2002      13,023       11,135        5,920        2,507          6,870          235         13,574
                            ===========  ===========  ===========  ===========    ===========  ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -            -            -            -              -            -              -
   Units Issued                       -            -            -            -            251            -            722
   Units Redeemed                     -            -            -            -            (44)           -           (150)
                            -----------  -----------  -----------  -----------    -----------  -----------    -----------
   Net Increase (Decrease)            -            -            -            -            207            -            572
                            -----------  -----------  -----------  -----------    -----------  -----------    -----------
 Unit Balance at 12/31/2002           -            -            -            -            207            -            572
                            ===========  ===========  ===========  ===========    ===========  ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                                   Met Investors
                            -------------------------------------------------------------------------------------------

                             JP Morgan      JP Morgan      JP Morgan     JP Morgan      JP Morgan      Met       Oppenheimer
                             Enhanced        Select         Select     International  International   Putnam       Capital
                              Index B        Equity        Equity B       Equity        Equity B    Research B  Appreciation B
                            -----------    -----------    -----------  -------------  ------------- ----------- --------------
Accumulation Units:
 Unit Balance at 12/31/2000           -          9,616              -        12,451              -            -            -
   Units Issued                       5            593            808         1,022              8           11        1,252
   Units Redeemed                     -         (2,461)           (17)       (1,304)             -            -           (5)
                            -----------    -----------    -----------   -----------    -----------  -----------  -----------
   Net Increase (Decrease)            5         (1,868)           791          (282)             8           11        1,247
                            -----------    -----------    -----------   -----------    -----------  -----------  -----------
 Unit Balance at 12/31/2001           5          7,748            791        12,169              8           11        1,247
                            ===========    ===========    ===========   ===========    ===========  ===========  ===========
   Units Issued                     192            173          1,159           796            311          221        2,021
   Units Redeemed                     -           (337)           (25)         (678)             -            -          (31)
                            -----------    -----------    -----------   -----------    -----------  -----------  -----------
   Net Increase (Decrease)          192           (164)         1,134           118            311          221        1,990
                            -----------    -----------    -----------   -----------    -----------  -----------  -----------
 Unit Balance at 12/31/2002         197          7,584          1,925        12,287            319          232        3,237
                            ===========    ===========    ===========   ===========    ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -              -              -             -              -            -            -
   Units Issued                       -            758              -           306              -            -            -
   Units Redeemed                     -           (153)             -           (60)             -            -            -
                            -----------    -----------    -----------   -----------    -----------  -----------  -----------
   Net Increase (Decrease)            -            605              -           246              -            -            -
                            -----------    -----------    -----------   -----------    -----------  -----------  -----------
 Unit Balance at 12/31/2002           -            605              -           246              -            -            -
                            ===========    ===========    ===========   ===========    ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                                     Met Investors
                            ----------------------------------------------------------------------------------------------
                               PIMCO         Janus      Lord Abbett    Lord Abbett                                   MFS
                               Money       Aggressive     Growth         Growth          PIMCO         PIMCO       Mid Cap
                              Market B      Growth B   Opportunities Opportunities B Total Return B Innovation B   Growth B
                            -----------    ----------- ------------- --------------- -------------- ------------ -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -              -            -              -              -             -            -
   Units Issued                      10             11           10          1,786          1,691            12          266
   Units Redeemed                     -              -            -              -              -             -            -
                            -----------    -----------  -----------    -----------    -----------   -----------  -----------
   Net Increase (Decrease)           10             11           10          1,786          1,691            12          266
                            -----------    -----------  -----------    -----------    -----------   -----------  -----------
 Unit Balance at 12/31/2001          10             11           10          1,786          1,691            12          266
                            ===========    ===========  ===========    ===========    ===========   ===========  ===========
   Units Issued                   3,033            695            -            658         49,853            96        1,124
   Units Redeemed                (2,126)             -            -           (612)          (380)            -           (2)
                            -----------    -----------  -----------    -----------    -----------   -----------  -----------
   Net Increase (Decrease)          907            695            -             46         49,473            96        1,122
                            -----------    -----------  -----------    -----------    -----------   -----------  -----------
 Unit Balance at 12/31/2002         917            706           10          1,832         51,164           108        1,388
                            ===========    ===========  ===========    ===========    ===========   ===========  ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -              -            -              -              -             -            -
   Units Issued                       -              -            -              -              -             -            -
   Units Redeemed                     -              -            -              -              -             -            -
                            -----------    -----------  -----------    -----------    -----------   -----------  -----------
   Net Increase (Decrease)            -              -            -              -              -             -            -
                            -----------    -----------  -----------    -----------    -----------   -----------  -----------
 Unit Balance at 12/31/2002           -              -            -              -              -             -            -
                            ===========    ===========  ===========    ===========    ===========   ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                       Met Investors                               MetLife       GACC
                            -------------------------------------------------------------------  -----------  -----------
                                  MFS         MIST AIM     MIST AIM      MIST SSR   MIST Third
                               Research        Mid Cap     Small Cap   Concentrated  Ave Small      Stock       Money
                            International B Core Equity B  Growth B      Int'l B    Cap Value B    Index B      Market
                            --------------- ------------- -----------  ------------ -----------  -----------  -----------
Accumulation Units:
 Unit Balance at 12/31/2000             -              -            -            -            -            -            9
   Units Issued                     1,021             10          250           10            -          654            -
   Units Redeemed                       -              -            -            -            -            -            -
                              -----------    -----------  -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease)          1,021             10          250           10            -          654            -
                              -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2001         1,021             10          250           10            -          654            9
                              ===========    ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                    11,451          1,574          448          217        2,120          419        4,672
   Units Redeemed                     (43)             -           (6)           -           (1)          (5)           -
                              -----------    -----------  -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease)         11,408          1,574          442          217        2,119          414        4,672
                              -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002        12,429          1,584          692          227        2,119        1,068        4,681
                              ===========    ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 12/31/2001             -              -            -            -            -            -            -
   Units Issued                         -              -            -            -            -            -            -
   Units Redeemed                       -              -            -            -            -            -            -
                              -----------    -----------  -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease)              -              -            -            -            -            -            -
                              -----------    -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002             -              -            -            -            -            -            -
                              ===========    ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                        Russell                                                  AIM
                            ---------------------------------------------------------------            ------------------------
                               Multi-                                                       Real          V.I.           V.I.
                               Style        Aggressive                       Core          Estate        Premier       Premier
                               Equity         Equity         Non-US          Bond        Securities      Equity        Equity B
                            -----------    -----------    -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000          10             10             10             10             10          6,101              -
   Units Issued                   9,292          1,086          4,650          6,660            875          1,300              -
   Units Redeemed                  (711)           (86)          (349)          (447)           (50)          (274)             -
                            -----------    -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase (Decrease)        8,581          1,000          4,301          6,213            825          1,026              -
                            -----------    -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001       8,591          1,010          4,311          6,223            835          7,127              -
                            ===========    ===========    ===========    ===========    ===========    ===========    ===========
   Units Issued                  21,161          2,121         11,314         14,632          1,970          3,383             35
   Units Redeemed                    (4)           (47)           (68)          (313)           (38)           (75)             -
                            -----------    -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase (Decrease)       21,157          2,074         11,246         14,319          1,932          3,308             35
                            -----------    -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002      29,748          3,084         15,557         20,542          2,767         10,435             35
                            ===========    ===========    ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -              -              -              -              -              -              -
   Units Issued                       -              -              -              -              -              -              -
   Units Redeemed                     -              -              -              -              -              -              -
                            -----------    -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase (Decrease)            -              -              -              -              -              -              -
                            -----------    -----------    -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -              -              -              -              -              -              -
                            ===========    ===========    ===========    ===========    ===========    ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                      AIM                                              Alliance
                            -------------------------------------------------------     -----------------------------

                                V.I.            V.I.          V.I.           V.I.         Alliance       Alliance
                              Capital         Capital     International  International    Premier        Premier
                            Appreciation   Appreciation B    Growth        Growth B        Growth        Growth B
                            ------------   -------------- -------------  -------------  -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000       7,481               -          3,584              -        12,604              -
   Units Issued                   2,722               -          1,177              -         3,601            317
   Units Redeemed                   (14)              -           (115)             -             -              -
                            -----------     -----------    -----------    -----------   -----------    -----------
   Net Increase (Decrease)        2,708               -          1,062              -         3,601            317
                            -----------     -----------    -----------    -----------   -----------    -----------
 Unit Balance at 12/31/2001      10,189               -          4,646              -        16,205            317
                            ===========     ===========    ===========    ===========   ===========    ===========
   Units Issued                   3,365              17            663             16         1,895          1,042
   Units Redeemed                  (158)              -           (661)             -          (238)          (310)
                            -----------     -----------    -----------    -----------   -----------    -----------
   Net Increase (Decrease)        3,207              17              2             16         1,657            732
                            -----------     -----------    -----------    -----------   -----------    -----------
 Unit Balance at 12/31/2002      13,396              17          4,648             16        17,862          1,049
                            ===========     ===========    ===========    ===========   ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -               -              -              -             -              -
   Units Issued                       -               -              -              -             -              -
   Units Redeemed                     -               -              -              -             -              -
                            -----------     -----------    -----------    -----------   -----------    -----------
   Net Increase (Decrease)            -               -              -              -             -              -
                            -----------     -----------    -----------    -----------   -----------    -----------
 Unit Balance at 12/31/2002           -               -              -              -             -              -
                            ===========     ===========    ===========    ===========   ===========    ===========


                             Alliance
                             Bernstein
                            Real Estate
                            Investment
                            -----------
Accumulation Units:
 Unit Balance at 12/31/2000       1,300
   Units Issued                     745
   Units Redeemed                   (17)
                            -----------
   Net Increase (Decrease)          728
                            -----------
 Unit Balance at 12/31/2001       2,028
                            ===========
   Units Issued                     214
   Units Redeemed                   (50)
                            -----------
   Net Increase (Decrease)          164
                            -----------
 Unit Balance at 12/31/2002       2,192
                            ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -
   Units Issued                       -
   Units Redeemed                     -
                            -----------
   Net Increase (Decrease)            -
                            -----------
 Unit Balance at 12/31/2002           -
                            ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                          Alliance                       Liberty               Goldman Sachs
                            ------------------------------------       ----------- -------------------------------------
                              Alliance
                             Bernstein    Alliance       Alliance        Newport     Growth
                            Real Estate   Bernstein      Bernstein     Tiger Fund,    and      International    Global
                            Investment B Small Cap B      Value B       Variable     Income       Equity        Income
                            ------------ -----------    -----------    ----------- ----------- ------------- -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -            -              -              -           -            -            -
   Units Issued                     228           10             10              8          11            9            9
   Units Redeemed                     -            -              -              -           -            -            -
                            -----------  -----------    -----------    ----------- -----------  -----------  -----------
   Net Increase (Decrease)          228           10             10              8          11            9            9
                            -----------  -----------    -----------    ----------- -----------  -----------  -----------
 Unit Balance at 12/31/2001         228           10             10              8          11            9            9
                            ===========  ===========    ===========    =========== ===========  ===========  ===========
   Units Issued                     427            -              -              -           -            -            -
   Units Redeemed                  (116)           -              -              -           -            -           (9)
                            -----------  -----------    -----------    ----------- -----------  -----------  -----------
   Net Increase (Decrease)          311            -              -              -           -            -           (9)
                            -----------  -----------    -----------    ----------- -----------  -----------  -----------
 Unit Balance at 12/31/2002         539           10             10              8          11            9            -
                            ===========  ===========    ===========    =========== ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -            -              -              -           -            -            -
   Units Issued                       -            -              -              -           -            -            -
   Units Redeemed                     -            -              -              -           -            -            -
                            -----------  -----------    -----------    ----------- -----------  -----------  -----------
   Net Increase (Decrease)            -            -              -              -           -            -            -
                            -----------  -----------    -----------    ----------- -----------  -----------  -----------
 Unit Balance at 12/31/2002           -            -              -              -           -            -            -
                            ===========  ===========    ===========    =========== ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                              Goldman
                               Sachs                 Scudder II                Scudder I              MFS
                            -----------  ----------------------------------- ------------- ------------------------
                                           Small        Small
                              Internet      Cap          Cap     Government  International
                             Tollkeeper    Growth       Value    Securities   Portfolio B    Research    Research B
                            -----------  ----------- ----------- ----------- ------------- -----------  -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -            -       4,362           -            -        7,471            -
   Units Issued                      18            9         216           8           13        2,498            8
   Units Redeemed                     -            -           -           -            -           (9)           -
                            -----------  ----------- ----------- -----------  -----------  -----------  -----------
   Net Increase (Decrease)           18            9         216           8           13        2,489            8
                            -----------  ----------- ----------- -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2001          18            9       4,578           8           13        9,960            8
                            ===========  =========== =========== ===========  ===========  ===========  ===========
   Units Issued                       -            -         153           -        1,520          847        1,280
   Units Redeemed                   (18)           -           -           -         (548)         (13)        (182)
                            -----------  ----------- ----------- -----------  -----------  -----------  -----------
   Net Increase (Decrease)          (18)           -         153           -          972          834        1,098
                            -----------  ----------- ----------- -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002           -            9       4,731           8          985       10,794        1,106
                            ===========  =========== =========== ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -            -           -           -            -            -            -
   Units Issued                       -            -           -           -            -            -            -
   Units Redeemed                     -            -           -           -            -            -            -
                            -----------  ----------- ----------- -----------  -----------  -----------  -----------
   Net Increase (Decrease)            -            -           -           -            -            -            -
                            -----------  ----------- ----------- -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002           -            -           -           -            -            -            -
                            ===========  =========== =========== ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                                     MFS
                            --------------------------------------------------------------------------------------
                             Investors    Investors    Emerging    Emerging          High        High      Strategic
                               Trust       Trust B      Growth     Growth B         Income     Income B    Income B
                            -----------  ----------- -----------  -----------    -----------  ----------- -----------
Accumulation Units:
 Unit Balance at 12/31/2000          10            -       3,629            -             10            -           -
   Units Issued                     732            9       1,232            7            608           10           9
   Units Redeemed                     -            -         (72)           -              -            -           -
                            -----------  ----------- -----------  -----------    -----------  ----------- -----------
   Net Increase (Decrease)          732            9       1,160            7            608           10           9
                            -----------  ----------- -----------  -----------    -----------  ----------- -----------
 Unit Balance at 12/31/2001         742            9       4,789            7            618           10           9
                            ===========  =========== ===========  ===========    ===========  =========== ===========
   Units Issued                     547            -         781            -            264          272         221
   Units Redeemed                  (275)           -           -            -           (132)           -           -
                            -----------  ----------- -----------  -----------    -----------  ----------- -----------
   Net Increase (Decrease)          272            -         781            -            132          272         221
                            -----------  ----------- -----------  -----------    -----------  ----------- -----------
 Unit Balance at 12/31/2002       1,014            9       5,570            7            750          282         230
                            ===========  =========== ===========  ===========    ===========  =========== ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -            -           -            -              -            -           -
   Units Issued                       -            -           -            -              -            -           -
   Units Redeemed                     -            -           -            -              -            -           -
                            -----------  ----------- -----------  -----------    -----------  ----------- -----------
   Net Increase (Decrease)            -            -           -            -              -            -           -
                            -----------  ----------- -----------  -----------    -----------  ----------- -----------
Unit Balance at 12/31/2002            -            -           -            -              -            -           -
                            ===========  =========== ===========  ===========    ===========  =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                MFS      Oppenheimer                               Putnam
                            -----------  -----------  ---------------------------------------------------------------
                                                         Growth
                                New         Bond          and         Growth                             International
                            Discovery B   Fund (VA)      Income    and Income B    Vista       Vista B      Growth
                            -----------  -----------  -----------  ------------ -----------  ----------- -------------
Accumulation Units:
 Unit Balance at 12/31/2000           -          514        4,000            -       45,338            -        4,915
   Units Issued                     407        1,442        2,439            8        7,070            7        2,329
   Units Redeemed                     -            -            -            -          (46)           -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease)          407        1,442        2,439            8        7,024            7        2,329
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2001         407        1,956        6,439            8       52,362            7        7,244
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                   2,217          596          996            -        5,141            -        1,044
   Units Redeemed                  (155)        (412)        (306)           -          (87)           -         (235)
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease)        2,062          184          690            -        5,054            -          809
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002       2,469        2,140        7,129            8       57,416            7        8,053
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -            -            -            -            -            -            -
   Units Issued                       -            -            -            -            -            -            -
   Units Redeemed                     -            -            -            -            -            -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease)            -            -            -            -            -            -            -
                            -----------  -----------  -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002           -            -            -            -            -            -            -
                            ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                            Putnam                                       Templeton
                            --------------------------------------- --------------------------------------------------
                                                                                               Templeton    Templeton
                                          International              Templeton    Templeton    Developing   Developing
                            International      New          New       Foreign      Foreign      Markets      Markets
                              Growth B        Opp B       Value B    Securities  Securities B  Securities  Securities B
                            ------------- ------------- ----------- -----------  ------------ -----------  ------------
Accumulation Units:
 Unit Balance at 12/31/2000            -             -            -       4,340            -        2,043            -
   Units Issued                      248             9            7       1,663          329        1,541           14
   Units Redeemed                      -             -            -        (509)           -            -            -
                             -----------   -----------  ----------- -----------  -----------  -----------  -----------
   Net Increase (Decrease)           248             9            7       1,154          329        1,541           14
                             -----------   -----------  ----------- -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2001          248             9            7       5,494          329        3,584           14
                             ===========   ===========  =========== ===========  ===========  ===========  ===========
   Units Issued                    1,309             -            -         474        1,072          310          913
   Units Redeemed                   (147)            -            -         (90)        (145)         (22)        (344)
                             -----------   -----------  ----------- -----------  -----------  -----------  -----------
   Net Increase (Decrease)         1,162             -            -         384          927          288          569
                             -----------   -----------  ----------- -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002        1,410             9            7       5,878        1,256        3,872          583
                             ===========   ===========  =========== ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 12/31/2001            -             -            -           -            -            -            -
   Units Issued                        -             -            -           -            -            -            -
   Units Redeemed                      -             -            -           -            -            -            -
                             -----------   -----------  ----------- -----------  -----------  -----------  -----------
   Net Increase (Decrease)             -             -            -           -            -            -            -
                             -----------   -----------  ----------- -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002            -             -            -           -            -            -            -
                             ===========   ===========  =========== ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                                        Templeton                                     Fidelity
                            ----------------------------------------------------------------- -----------------------
                                           Franklin                  Templeton
                              Franklin    Large Cap     Templeton      Global     Templeton
                               Small        Growth    Mutual Shares    Income       Growth     Equity-
                               Cap B     Securities B Securities B  Securities B Securities B  Income B     Growth B
                            -----------  ------------ ------------- ------------ ------------ ----------- -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -            -             -            -            -            -           -
   Units Issued                     178          237             8           10            8            8         529
   Units Redeemed                     -            -             -            -            -            -           -
                            -----------  -----------   -----------  -----------  -----------  ----------- -----------
   Net Increase (Decrease)          178          237             8           10            8            8         529
                            -----------  -----------   -----------  -----------  -----------  ----------- -----------
 Unit Balance at 12/31/2001         178          237             8           10            8            8         529
                            ===========  ===========   ===========  ===========  ===========  =========== ===========
   Units Issued                     394        2,216         2,052            -            -            -         770
   Units Redeemed                   (12)         (37)         (622)           -            -            -        (542)
                            -----------  -----------   -----------  -----------  -----------  ----------- -----------
   Net Increase (Decrease)          382        2,179         1,430            -            -            -         228
                            -----------  -----------   -----------  -----------  -----------  ----------- -----------
 Unit Balance at 12/31/2002         560        2,416         1,438           10            8            8         757
                            ===========  ===========   ===========  ===========  ===========  =========== ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -            -             -            -            -            -           -
   Units Issued                       -            -             -            -            -            -           -
   Units Redeemed                     -            -             -            -            -            -           -
                            -----------  -----------   -----------  -----------  -----------  ----------- -----------
   Net Increase (Decrease)            -            -             -            -            -            -           -
                            -----------  -----------   -----------  -----------  -----------  ----------- -----------
 Unit Balance at 12/31/2002           -            -             -            -            -            -           -
                            ===========  ===========   ===========  ===========  ===========  =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                             Fidelity              American Century                            Zenith
                            ----------- --------------------------------------  -------------------------------------
                                                                                               Harris
                                             VP                                    Davis       Oakmark
                               High       Income &        VP           VP         Venture      Focused     Jennison
                             Income B      Growth    International    Value       Value E      Value B     Growth B
                            ----------- -----------  ------------- -----------  -----------  -----------  -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -           -             -            -            -            -            -
   Units Issued                      10          11            11            9          707          373            -
   Units Redeemed                     -           -             -            -            -            -            -
                            ----------- -----------   -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease)           10          11            11            9          707          373            -
                            ----------- -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2001          10          11            11            9          707          373            -
                            =========== ===========   ===========  ===========  ===========  ===========  ===========
   Units Issued                       -       2,025             -          781        1,225        4,993        1,022
   Units Redeemed                     -        (648)            -         (266)          (4)         (34)           -
                            ----------- -----------   -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease)            -       1,377             -          515        1,221        4,959        1,022
                            ----------- -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002          10       1,388            11          524        1,928        5,332        1,022
                            =========== ===========   ===========  ===========  ===========  ===========  ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -           -             -            -            -            -            -
   Units Issued                       -           -             -            -            -            -            -
   Units Redeemed                     -           -             -            -            -            -            -
                            ----------- -----------   -----------  -----------  -----------  -----------  -----------
   Net Increase (Decrease)            -           -             -            -            -            -            -
                            ----------- -----------   -----------  -----------  -----------  -----------  -----------
 Unit Balance at 12/31/2002           -           -             -            -            -            -            -
                            =========== ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                                          Zenith                               Dreyfus                   INVESCO
                            ----------------------------------- -------------------------------------- -----------
                               MFS          MFS       Capital
                              Total      Investors   Guardian                  Disciplined    Stock
                             Return B     Trust B   US Equity B Appreciation B   Stock B     Index B     Dynamics
                            ----------- ----------- ----------- -------------- ----------- ----------- -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -           -           -            -             -           -           -
   Units Issued                       -           -           -          701            11          11          12
   Units Redeemed                     -           -           -            -             -           -           -
                            ----------- ----------- -----------  -----------   ----------- ----------- -----------
   Net Increase (Decrease)            -           -           -          701            11          11          12
                            ----------- ----------- -----------  -----------   ----------- ----------- -----------
 Unit Balance at 12/31/2001           -           -           -          701            11          11          12
                            =========== =========== ===========  ===========   =========== =========== ===========
   Units Issued                     300         602       4,847        2,554             -           -       2,635
   Units Redeemed                     -           -           -         (274)            -           -        (546)
                            ----------- ----------- -----------  -----------   ----------- ----------- -----------
   Net Increase (Decrease)          300         602       4,847        2,280             -           -       2,089
                            ----------- ----------- -----------  -----------   ----------- ----------- -----------
 Unit Balance at 12/31/2002         300         602       4,847        2,981            11          11       2,101
                            =========== =========== ===========  ===========   =========== =========== ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -           -           -            -             -           -           -
   Units Issued                       -           -           -            -             -           -           -
   Units Redeemed                     -           -           -            -             -           -           -
                            ----------- ----------- -----------  -----------   ----------- ----------- -----------
   Net Increase (Decrease)            -           -           -            -             -           -           -
                            ----------- ----------- -----------  -----------   ----------- ----------- -----------
 Unit Balance at 12/31/2002           -           -           -            -             -           -           -
                            =========== =========== ===========  ===========   =========== =========== ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(6) Changes in Units Outstanding, continued:

                              INVESCO                            PIMCO
                            -----------    -------------------------------------------------
                                                                          StocksPLUS
                               High           High           Low           Growth &       Total
                               Yield          Yield        Duration         Income        Return
                            -----------    -----------    -----------    -----------    -----------
Accumulation Units:
 Unit Balance at 12/31/2000           -              -              -              -              -
   Units Issued                      11             10              9            552              9
   Units Redeemed                     -              -              -              -              -
                            -----------    -----------    -----------    -----------    -----------
   Net Increase (Decrease)           11             10              9            552              9
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2001          11             10              9            552              9
                            ===========    ===========    ===========    ===========    ===========
   Units Issued                       -            963            424            549              -
   Units Redeemed                     -           (144)             -           (541)             -
                            -----------    -----------    -----------    -----------    -----------
   Net Increase (Decrease)            -            819            424              8              -
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002          11            829            433            560              9
                            ===========    ===========    ===========    ===========    ===========

Annuitization Units:
 Unit Balance at 12/31/2001           -              -              -              -              -
   Units Issued                       -              -              -              -              -
   Units Redeemed                     -              -              -              -              -
                            -----------    -----------    -----------    -----------    -----------
   Net Increase (Decrease)            -              -              -              -              -
                            -----------    -----------    -----------    -----------    -----------
 Unit Balance at 12/31/2002           -              -              -              -              -
                            ===========    ===========    ===========    ===========    ===========

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the year ended December 31, 2002 and the year ended December 31, 2001 follows:

                                                                             Realized Gain (Loss)
                                                                ---------------------------------------------
                                                                     Aggregate      Aggregate Cost
                                                        Year or Proceeds from Sales of Fund Shares  Realized
                                                        Period    of Fund Shares       Redeemed    Gain (Loss)
                                                        ------- ------------------- -------------- -----------

Met Investors Lord Abbett Growth and Income Portfolio    2002        $107,393          $111,462      $(4,069)
                                                         2001         105,060            98,945        6,115

Met Investors Lord Abbett Growth and Income Portfolio B  2002           3,714             4,303         (589)
                                                         2001             134               135           (1)

Met Investors Lord Abbett Bond Debenture Portfolio       2002          38,661            45,024       (6,363)
                                                         2001          54,413            58,322       (3,909)

Met Investors Lord Abbett Bond Debenture Portfolio B     2002           2,480             2,608         (128)
                                                         2001             221               224           (3)

Met Investors Lord Abbett Developing Growth Portfolio    2002           1,970             2,645         (675)
                                                         2001           2,014             2,245         (231)

Met Investors Lord Abbett Developing Growth Portfolio B  2002           3,530             3,464           66
                                                         2001               -                 -            -

Met Investors Lord Abbett Large Cap Research Portfolio   2002               -                 -            -
                                                         2001         187,871           166,074       21,797

Met Investors Lord Abbett Mid-Cap Value Portfolio        2002          26,849            23,366        3,483
                                                         2001          13,968            11,170        2,798

Met Investors Lord Abbett Mid-Cap Value Portfolio B      2002           4,096             4,662         (566)
                                                         2001           4,561             4,416          145

Met Investors JP Morgan Quality Bond Portfolio           2002          11,003            10,006          997
                                                         2001           6,354             5,972          382

Met Investors JP Morgan Quality Bond Portfolio B         2002             664               643           21
                                                         2001               -                 -            -

Met Investors JP Morgan Small Cap Stock Portfolio        2002           6,753             8,696       (1,943)
                                                         2001          37,642            40,431       (2,789)

Met Investors JP Morgan Small Cap Stock Portfolio B      2002               -                 -            -
                                                         2001               -                 -            -

Met Investors JP Morgan Enhanced Index Portfolio         2002          23,083            31,617       (8,534)
                                                         2001          23,852            28,007       (4,155)

Met Investors JP Morgan Enhanced Index Portfolio B       2002               -                 -            -
                                                         2001               -                 -            -

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                                Realized Gain (Loss)
                                                                   ---------------------------------------------
                                                                        Aggregate      Aggregate Cost
                                                           Year or Proceeds from Sales of Fund Shares  Realized
                                                           Period    of Fund Shares       Redeemed    Gain (Loss)
                                                           ------- ------------------- -------------- -----------

Met Investors JP Morgan Select Equity Portfolio             2002         $ 7,994          $10,286       $(2,292)
                                                            2001          45,154           50,472        (5,318)

Met Investors JP Morgan Select Equity Portfolio B           2002             550              662          (112)
                                                            2001               -                -             -

Met Investors JP Morgan International Equity Portfolio      2002           8,638           12,971        (4,333)
                                                            2001          21,353           25,513        (4,160)

Met Investors JP Morgan International Equity Portfolio B    2002               -                -             -
                                                            2001               -                -             -

Met Investors Met Putnam Research Port. B                   2002               -                -             -
                                                            2001               -                -             -

Met Investors Oppenheimer Capital Appr Portfolio B          2002             358              422           (64)
                                                            2001               -                -             -

Met Investors PIMCO Money Market Port. B                    2002          21,536           21,536             -
                                                            2001               -                -             -

Met Investors Janus Aggressive Growth Portfolio B           2002               -                -             -
                                                            2001               -                -             -

Met Investors Lord Abbett Growth Opportunities Portfolio    2002               -                -             -
                                                            2001               -                -             -

Met Investors Lord Abbett Growth Opportunities Portfolio B  2002           5,275            5,530          (255)
                                                            2001               -                -             -

Met Investors PIMCO Total Return Port. B                    2002           5,478            5,303           175
                                                            2001               -                -             -

Met Investors PIMCO Innovation Port. B                      2002               -                -             -
                                                            2001               -                -             -

Met Investors MFS Mid Cap Growth Port. B                    2002              92              148           (56)
                                                            2001               -                -             -

Met Investors MFS Research Intl Port. B                     2002           2,022            2,174          (152)
                                                            2001               -                -             -

Met Investors MIST AIM Mid Cap Core Equity Portfolio B      2002               -                -             -
                                                            2001              79               76             3

Met Investors MIST AIM Small Cap Portfolio B                2002              30               34            (4)
                                                            2001               -                -             -

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                            Realized Gain (Loss)
                                                               ---------------------------------------------
                                                                    Aggregate      Aggregate Cost
                                                       Year or Proceeds from Sales of Fund Shares  Realized
                                                       Period    of Fund Shares       Redeemed    Gain (Loss)
                                                       ------- ------------------- -------------- -----------

Met Investors MIST SSR Concentrated Int'l Portfolio B   2002         $    -            $    -       $     -
                                                        2001              -                 -             -

Met Investors MIST Third Ave Small Cap Val Portfolio B  2002              7                 7             -
                                                        2001              -                 -             -

MetLife Stock Index Portfolio B                         2002            157               185           (28)
                                                        2001              -                 -             -

GACC Money Market Fund                                  2002            363               366            (3)
                                                        2001              -                 -             -

Russell Multi-Style Equity Fund                         2002          2,371             2,815          (444)
                                                        2001          5,728             6,252          (524)

Russell Aggressive Equity Fund                          2002            807               813            (6)
                                                        2001            789               807           (18)

Russell Non-U.S. Fund                                   2002          1,739             1,865          (126)
                                                        2001          2,495             2,787          (292)

Russell Core Bond Fund                                  2002          6,780             6,686            94
                                                        2001          6,397             6,350            47

Russell Real Estate Securities Fund                     2002            963               918            45
                                                        2001            859               838            21

AIM V.I. Premier Equity Fund                            2002            998             1,563          (565)
                                                        2001          2,665             3,626          (961)

AIM V.I. Premier Equity Fund B                          2002              -                 -             -
                                                        2001              -                 -             -

AIM V.I. Capital Appreciation Fund                      2002          1,639             2,797        (1,158)
                                                        2001            964             1,398          (434)

AIM V.I. Capital Appreciation Fund B                    2002              -                 -             -
                                                        2001              -                 -             -

AIM V.I. International Growth Fund                      2002          4,174             6,510        (2,336)
                                                        2001          1,164             1,766          (602)

AIM V.I. International Growth Fund B                    2002              -                 -             -
                                                        2001              -                 -             -

Alliance Premier Growth Portfolio                       2002          2,266             4,329        (2,063)
                                                        2001          1,694             2,292          (598)

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                    Realized Gain (Loss)
                                                       ---------------------------------------------
                                                            Aggregate      Aggregate Cost
                                               Year or Proceeds from Sales of Fund Shares  Realized
                                               Period    of Fund Shares       Redeemed    Gain (Loss)
                                               ------- ------------------- -------------- -----------

Alliance Premier Growth Portfolio B             2002         $3,470            $3,844        $(374)
                                                2001              -                 -            -

AllianceBernstein Real Estate Invt Portfolio    2002            956               901           55
                                                2001            593               570           23

AllianceBernstein Real Estate Invt Portfolio B  2002          1,286             1,246           40
                                                2001              -                 -            -

AllianceBernstein Small Cap Portfolio B         2002              -                 -            -
                                                2001              -                 -            -

AllianceBernstein Value Portfolio B             2002              -                 -            -
                                                2001              -                 -            -

Liberty Newport Tiger Fund                      2002              -                 -            -
                                                2001              -                 -            -

Goldman Sachs Growth & Income Fund              2002              -                 -            -
                                                2001              -                 -            -

Goldman Sachs International Equity Fund         2002              -                 -            -
                                                2001              -                 -            -

Goldman Sachs Global Income Fund                2002             93               104          (11)
                                                2001              -                 -            -

Goldman Sachs Internet Tollkpr Fund             2002            137               175          (38)
                                                2001              -                 -            -

Scudder II Small Cap Growth Port.               2002              -                 -            -
                                                2001              -                 -            -

Scudder II Small Cap Value Portfolio            2002            781               634          147
                                                2001            806               676          130

Scudder II Government Sec Port.                 2002              -                 -            -
                                                2001              -                 -            -

Scudder I International Portfolio B             2002          2,739             3,249         (510)
                                                2001              -                 -            -

MFS Research Series                             2002            954             1,669         (715)
                                                2001          1,400             2,053         (653)

MFS Research Series B                           2002          1,395             1,516         (121)
                                                2001              -                 -            -

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                      Realized Gain (Loss)
                                         ---------------------------------------------
                                              Aggregate      Aggregate Cost
                                 Year or Proceeds from Sales of Fund Shares  Realized
                                 Period    of Fund Shares       Redeemed    Gain (Loss)
                                 ------- ------------------- -------------- -----------

MFS Investors Trust Series        2002         $1,650            $2,570       $  (920)
                                  2001             87                98           (11)

MFS Investors Trust Series B      2002              -                 -             -
                                  2001              -                 -             -

MFS Emerging Growth Series        2002            311               625          (314)
                                  2001            385               640          (255)

MFS Emerging Growth Series B      2002              -                 -             -
                                  2001              -                 -             -

MFS High Income Series            2002          1,306             1,522          (216)
                                  2001             32                34            (2)

MFS High Income Series B          2002              -                 -             -
                                  2001              -                 -             -

MFS Strategic Income Series B     2002              -                 -             -
                                  2001              -                 -             -

MFS New Discovery Series B        2002            865             1,162          (297)
                                  2001              -                 -             -

Oppenheimer Bond Fund/VA          2002          3,345             3,401           (56)
                                  2001            282               283            (1)

Putnam VT Growth & Income Fund    2002          3,013             4,242        (1,229)
                                  2001          1,325             1,369           (44)

Putnam VT Growth & Income Fund B  2002              -                 -             -
                                  2001              -                 -             -

Putnam VT Vista Fund              2002          3,834             8,406        (4,572)
                                  2001          4,025             6,869        (2,844)

Putnam VT Vista Fund B            2002              -                 -             -
                                  2001              -                 -             -

Putnam VT Int'l Growth Fund       2002          1,970             3,271        (1,301)
                                  2001            820             1,039          (219)

Putnam VT Int'l Growth Fund B     2002          1,623             1,833          (210)
                                  2001              -                 -             -

Putnam VT Int New Opp Fund B      2002              -                 -             -
                                  2001              -                 -             -

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                              Realized Gain (Loss)
                                                 ---------------------------------------------
                                                      Aggregate      Aggregate Cost
                                         Year or Proceeds from Sales of Fund Shares  Realized
                                         Period    of Fund Shares       Redeemed    Gain (Loss)
                                         ------- ------------------- -------------- -----------

Putnam VT New Value Fund B                2002         $    -            $    -       $     -
                                          2001              -                 -             -

Templeton Foreign Securities Fund         2002          1,299             2,044          (745)
                                          2001          5,212             7,305        (2,093)

Templeton Foreign Securities Fund B       2002          1,113             1,310          (197)
                                          2001              -                 -             -

Templeton Developing Markets Fund         2002            585               661           (76)
                                          2001            340               378           (38)

Templeton Developing Markets Fund B       2002          2,462             2,626          (164)
                                          2001              -                 -             -

Franklin Small Cap Fund B                 2002            182               180             2
                                          2001              -                 -             -

Franklin Large Cap Growth Sec Fund B      2002            552               636           (84)
                                          2001              -                 -             -

Templeton Mutual Shares Sec Fund B        2002          6,685             7,396          (711)
                                          2001              -                 -             -

Templeton Global Income Sec Fund B        2002              1                 1             -
                                          2001              -                 -             -

Templeton Growth Sec Fund B               2002              1                 1             -
                                          2001              -                 -             -

Fidelity Equity-Income Fund B             2002              -                 -             -
                                          2001              -                 -             -

Fidelity Growth Fund B                    2002          6,223             6,745          (522)
                                          2001              -                 -             -

Fidelity High Income Fund B               2002              -                 -             -
                                          2001              -                 -             -

American Century VP Income & Growth Fund  2002          4,454             5,082          (628)
                                          2001              -                 -             -

American Century VP International Fund    2002              -                 -             -
                                          2001              -                 -             -

American Century VP Value Fund            2002          2,920             3,401          (481)
                                          2001              -                 -             -

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                       Realized Gain (Loss)
                                                          ---------------------------------------------
                                                               Aggregate      Aggregate Cost
                                                  Year or Proceeds from Sales of Fund Shares  Realized
                                                  Period    of Fund Shares       Redeemed    Gain (Loss)
                                                  ------- ------------------- -------------- -----------

New England Zenith Davis Venture Value E           2002         $  159            $  173        $ (14)
                                                   2001              -                 -            -

New England Zenith Harris Oakmark Focused Value B  2002            524               514           10
                                                   2001              -                 -            -

New England Zenith Jennison Growth Portfolio B     2002              -                 -            -
                                                   2001              -                 -            -

New England Zenith MFS Total Return Series B       2002              -                 -            -
                                                   2001              -                 -            -

New England Zenith MFS Investors Trust Series B    2002              -                 -            -
                                                   2001              -                 -            -

New England Zenith Capital Guardian US Equity B    2002            222               254          (32)
                                                   2001              -                 -            -

Dreyfus VIF Appreciation Portfolio B               2002          2,066             2,415         (349)
                                                   2001              -                 -            -

Dreyfus VIF Disciplined Stock Port. B              2002              -                 -            -
                                                   2001              -                 -            -

Dreyfus VIP Stock Index Fund B                     2002              -                 -            -
                                                   2001              -                 -            -

INVESCO VIF Dynamics Fund                          2002          2,686             3,316         (630)
                                                   2001              -                 -            -

INVESCO VIF High Yield Fund                        2002              -                 -            -
                                                   2001              -                 -            -

PIMCO High Yield Portfolio                         2002          1,279             1,262           17
                                                   2001              -                 -            -

PIMCO Low Duration Portfolio                       2002              -                 -            -
                                                   2001              -                 -            -

PIMCO StockPlus Growth & Income Portfolio          2002          4,147             4,410         (263)
                                                   2001              -                 -            -

PIMCO Total Return Portfolio                       2002              -                 -            -
                                                   2001              -                 -            -

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002

(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                   Unrealized Appreciation (Depreciation)
                                                                --------------------------------------------
                                                                 Appreciation     Appreciation
                                                        Year or (Depreciation)   (Depreciation)
                                                        Period  End of Period  Beginning of Period   Change
                                                        ------- -------------- ------------------- ---------

Met Investors Lord Abbett Growth and Income Portfolio    2002     $(127,530)        $  46,359      $(173,889)
                                                         2001        46,359           102,727        (56,368)

Met Investors Lord Abbett Growth and Income Portfolio B  2002       (25,960)              310        (26,270)
                                                         2001           310                 -            310

Met Investors Lord Abbett Bond Debenture Portfolio       2002       (23,183)          (13,592)        (9,591)
                                                         2001       (13,592)           (8,033)        (5,559)

Met Investors Lord Abbett Bond Debenture Portfolio B     2002          (425)              314           (739)
                                                         2001           314                 -            314

Met Investors Lord Abbett Developing Growth Portfolio    2002       (34,448)           (6,069)       (28,379)
                                                         2001        (6,069)           (4,034)        (2,035)

Met Investors Lord Abbett Developing Growth Portfolio B  2002           (52)              128           (180)
                                                         2001           128                 -            128

Met Investors Lord Abbett Large Cap Research             2002             -                 -              -
                                                         2001             -            28,900        (28,900)

Met Investors Lord Abbett Mid-Cap Value Portfolio        2002        11,668            46,934        (35,266)
                                                         2001        46,934            51,144         (4,210)

Met Investors Lord Abbett Mid-Cap Value Portfolio B      2002       (27,408)              665        (28,073)
                                                         2001           665                 -            665

Met Investors JP Morgan Quality Bond Portfolio           2002         6,120             4,162          1,958
                                                         2001         4,162             3,272            890

Met Investors JP Morgan Quality Bond Portfolio B         2002           408              (150)           558
                                                         2001          (150)                -           (150)

Met Investors JP Morgan Small Cap Stock Portfolio        2002       (35,959)          (16,693)       (19,266)
                                                         2001       (16,693)            6,166        (22,859)

Met Investors JP Morgan Small Cap Stock Portfolio B      2002          (516)              (17)          (499)
                                                         2001           (17)                -            (17)

Met Investors JP Morgan Enhanced Index Portfolio         2002      (105,950)          (50,022)       (55,928)
                                                         2001       (50,022)          (16,992)       (33,030)

Met Investors JP Morgan Enhanced Index Portfolio B       2002          (647)              (10)          (637)
                                                         2001           (10)                -            (10)

Met Investors JP Morgan Select Equity Portfolio          2002       (50,438)          (19,499)       (30,939)
                                                         2001       (19,499)          (12,271)        (7,228)

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                      Unrealized Appreciation (Depreciation)
                                                                   -------------------------------------------
                                                                    Appreciation     Appreciation
                                                           Year or (Depreciation)   (Depreciation)
                                                           Period  End of Period  Beginning of Period  Change
                                                           ------- -------------- ------------------- --------

Met Investors JP Morgan Select Equity Portfolio B           2002      $ (5,396)        $     17       $ (5,413)
                                                            2001            17               --             17

Met Investors JP Morgan International Equity Portfolio      2002       (72,603)         (55,528)       (17,075)
                                                            2001       (55,528)          (7,658)       (47,870)

Met Investors JP Morgan International Equity Portfolio B    2002          (356)             (27)          (329)
                                                            2001           (27)               -            (27)

Met Investors Met Putnam Research Port. B                   2002             1              (12)            13
                                                            2001           (12)               -            (12)

Met Investors Oppenheimer Capital Appr Portfolio B          2002        (3,292)             (74)        (3,218)
                                                            2001           (74)               -            (74)

Met Investors PIMCO Money Market Port. B                    2002             -                -              -
                                                            2001             -                -              -

Met Investors Janus Aggressive Growth Portfolio B           2002          (188)             (17)          (171)
                                                            2001           (17)               -            (17)

Met Investors Lord Abbett Growth Opportunities Portfolio    2002           (30)              (8)           (22)
                                                            2001            (8)               -             (8)

Met Investors Lord Abbett Growth Opportunities Portfolio B  2002        (2,505)              76         (2,581)
                                                            2001            76                -             76

Met Investors PIMCO Total Return Port. B                    2002         8,600              (84)         8,684
                                                            2001           (84)               -            (84)

Met Investors PIMCO Innovation Port. B                      2002           (78)             (25)           (53)
                                                            2001           (25)               -            (25)

Met Investors MFS Mid Cap Growth Port. B                    2002        (1,266)              (1)        (1,265)
                                                            2001            (1)               -             (1)

Met Investors MFS Research Intl Port. B                     2002        (1,999)              28         (2,027)
                                                            2001            28                -             28

Met Investors MIST AIM Mid Cap Core Equity Portfolio B      2002          (683)               6           (689)
                                                            2001             6                -              6

Met Investors MIST AIM Small Cap Portfolio B                2002          (964)              49         (1,013)
                                                            2001            49                -             49

Met Investors MIST SSR Concentrated Int'l Portfolio B       2002            (1)               9            (10)
                                                            2001             9                -              9

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                                  Unrealized Appreciation (Depreciation)
                                                               -------------------------------------------
                                                                Appreciation     Appreciation
                                                       Year or (Depreciation)   (Depreciation)
                                                       Period  End of Period  Beginning of Period  Change
                                                       ------- -------------- ------------------- --------

Met Investors MIST Third Ave Small Cap Val Portfolio B  2002      $   (884)        $      -       $   (884)
                                                        2001             -                -              -

MetLife Stock Index Portfolio B                         2002        (1,901)             (27)        (1,874)
                                                        2001           (27)               -            (27)

GACC Money Market Fund                                  2002          (666)               9           (675)
                                                        2001             9                5              4

Russell Multi-Style Equity Fund                         2002       (51,274)          (6,416)       (44,858)
                                                        2001        (6,416)             (11)        (6,405)

Russell Aggressive Equity Fund                          2002        (4,511)              18         (4,529)
                                                        2001            18              (13)            31

Russell Non-U.S. Fund                                   2002       (18,843)          (4,564)       (14,279)
                                                        2001        (4,564)             (14)        (4,550)

Russell Core Bond Fund                                  2002         4,319             (849)         5,168
                                                        2001          (849)               4           (853)

Russell Real Estate Securities Fund                     2002          (548)             192           (740)
                                                        2001           192               13            179

AIM V.I. Premier Equity Fund                            2002       (33,164)         (15,707)       (17,457)
                                                        2001       (15,707)          (9,065)        (6,642)

AIM V.I. Premier Equity Fund B                          2002           (27)               -            (27)
                                                        2001             -                -              -

AIM V.I. Capital Appreciation Fund                      2002       (51,194)         (34,028)       (17,166)
                                                        2001       (34,028)         (14,164)       (19,864)

AIM V.I. Capital Appreciation Fund B                    2002           (20)               -            (20)
                                                        2001             -                -              -

AIM V.I. International Growth Fund                      2002       (16,456)         (14,625)        (1,831)
                                                        2001       (14,625)          (7,321)        (7,304)

AIM V.I. International Growth Fund B                    2002           (19)               -            (19)
                                                        2001             -                -              -

Alliance Premier Growth Portfolio                       2002       (77,468)         (45,678)       (31,790)
                                                        2001       (45,678)         (22,182)       (23,496)

Alliance Premier Growth Portfolio B                     2002        (1,950)              30         (1,980)
                                                        2001            30                -             30

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                          Unrealized Appreciation (Depreciation)
                                                       -------------------------------------------
                                                        Appreciation     Appreciation
                                               Year or (Depreciation)   (Depreciation)
                                               Period  End of Period  Beginning of Period  Change
                                               ------- -------------- ------------------- --------

AllianceBernstein Real Estate Invt Portfolio    2002      $  2,165         $  2,220       $    (55)
                                                2001         2,220              389          1,831

AllianceBernstein Real Estate Invt Portfolio B  2002           (15)              45            (60)
                                                2001            45                -             45

AllianceBernstein Small Cap Portfolio B         2002             5               12             (7)
                                                2001            12                -             12

AllianceBernstein Value Portfolio B             2002           (12)               1            (13)
                                                2001             1                -              1

Liberty Newport Tiger Fund                      2002           (28)             (14)           (14)
                                                2001           (14)               -            (14)

Goldman Sachs Growth & Income Fund              2002           (17)              (4)           (13)
                                                2001            (4)               -             (4)

Goldman Sachs International Equity Fund         2002           (32)             (17)           (15)
                                                2001           (17)               -            (17)

Goldman Sachs Global Income Fund                2002             -               (1)             1
                                                2001            (1)               -             (1)

Goldman Sachs Internet Tollkpr Fund             2002             -              (24)            24
                                                2001           (24)               -            (24)

Scudder II Small Cap Growth Port.               2002           (44)             (15)           (29)
                                                2001           (15)               -            (15)

Scudder II Small Cap Value Portfolio            2002         4,773           11,564         (6,791)
                                                2001        11,564            3,345          8,219

Scudder II Government Sec Port.                 2002             9                5              4
                                                2001             5                -              5

Scudder I International Portfolio B             2002          (884)             (23)          (861)
                                                2001           (23)               -            (23)

MFS Research Series                             2002       (52,858)         (35,539)       (17,319)
                                                2001       (35,539)         (10,726)       (24,813)

MFS Research Series B                           2002          (154)             (15)          (139)
                                                2001           (15)               -            (15)

MFS Investors Trust Series                      2002        (1,884)          (1,055)          (829)
                                                2001        (1,055)               -         (1,055)

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                            Unrealized Appreciation (Depreciation)
                                         --------------------------------------------
                                          Appreciation     Appreciation
                                 Year or (Depreciation)   (Depreciation)
                                 Period  End of Period  Beginning of Period   Change
                                 ------- -------------- ------------------- ---------

MFS Investors Trust Series B      2002     $     (30)        $     (11)     $     (19)
                                  2001           (11)               --            (11)

MFS Emerging Growth Series        2002       (26,076)          (17,291)        (8,785)
                                  2001       (17,291)           (5,667)       (11,624)

MFS Emerging Growth Series B      2002           (46)              (18)           (28)
                                  2001           (18)                -            (18)

MFS High Income Series            2002          (602)             (516)           (86)
                                  2001          (516)               (7)          (509)

MFS High Income Series B          2002            51                (2)            53
                                  2001            (2)                -             (2)

MFS Strategic Income Series B     2002            68                 4             64
                                  2001             4                 -              4

MFS New Discovery Series B        2002        (2,731)              131         (2,862)
                                  2001           131                 -            131

Oppenheimer Bond Fund/VA          2002           318              (127)           445
                                  2001          (127)               87           (214)

Putnam VT Growth & Income Fund    2002       (16,115)           (2,823)       (13,292)
                                  2001        (2,823)            2,191         (5,014)

Putnam VT Growth & Income Fund B  2002           (27)               (7)           (20)
                                  2001            (7)                -             (7)

Putnam VT Vista Fund              2002      (320,710)         (232,831)       (87,879)
                                  2001      (232,831)          (65,181)      (167,650)

Putnam VT Vista Fund B            2002           (43)              (18)           (25)
                                  2001           (18)                -            (18)

Putnam VT Int'l Growth Fund       2002       (27,874)          (18,957)        (8,917)
                                  2001       (18,957)           (1,800)       (17,157)

Putnam VT Int'l Growth Fund B     2002        (1,380)               65         (1,445)
                                  2001            65                 -             65

Putnam VT Int New Opp Fund B      2002           (28)              (15)           (13)
                                  2001           (15)                -            (15)

Putnam VT New Value Fund B        2002           (21)               (3)           (18)
                                  2001            (3)                -             (3)

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                    Unrealized Appreciation (Depreciation)
                                                 -------------------------------------------
                                                  Appreciation     Appreciation
                                         Year or (Depreciation)   (Depreciation)
                                         Period  End of Period  Beginning of Period  Change
                                         ------- -------------- ------------------- --------

Templeton Foreign Securities Fund         2002      $(28,704)        $(19,527)      $ (9,177)
                                          2001       (19,527)             844        (20,371)

Templeton Foreign Securities Fund B       2002          (859)            (238)          (621)
                                          2001          (238)               -           (238)

Templeton Developing Markets Fund         2002        (3,649)          (3,155)          (494)
                                          2001        (3,155)          (1,491)        (1,664)

Templeton Developing Markets Fund B       2002          (317)              (6)          (311)
                                          2001            (6)               -             (6)

Franklin Small Cap Fund B                 2002        (1,445)              35         (1,480)
                                          2001            35                -             35

Franklin Large Cap Growth Sec Fund B      2002        (4,192)              32         (4,224)
                                          2001            32                -             32

Templeton Mutual Shares Sec Fund B        2002        (1,211)              (9)        (1,202)
                                          2001            (9)               -             (9)

Templeton Global Income Sec Fund B        2002            23                2             21
                                          2001             2                -              2

Templeton Growth Sec Fund B               2002           (43)             (20)           (23)
                                          2001           (20)               -            (20)

Fidelity Equity-Income Fund B             2002           (24)              (5)           (19)
                                          2001            (5)               -             (5)

Fidelity Growth Fund B                    2002          (252)              45           (297)
                                          2001            45                -             45

Fidelity High Income Fund B               2002           (16)             (10)            (6)
                                          2001           (10)               -            (10)

American Century VP Income & Growth Fund  2002        (1,507)              (7)        (1,500)
                                          2001            (7)               -             (7)

American Century VP International Fund    2002           (35)             (18)           (17)
                                          2001           (18)               -            (18)

American Century VP Value Fund            2002          (953)               9           (962)
                                          2001             9                -              9

New England Zenith Davis Venture Value E  2002        (1,404)              50         (1,454)
                                          2001            50                -             50

                                                                    (Continued)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2002


(7) Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation), continued:

                                                            Unrealized Appreciation (Depreciation)
                                                          ------------------------------------------
                                                           Appreciation     Appreciation
                                                  Year or (Depreciation)   (Depreciation)
                                                  Period  End of Period  Beginning of Period  Change
                                                  ------- -------------- ------------------- -------

New England Zenith Harris Oakmark Focused Value B  2002      $(1,649)           $135         $(1,784)
                                                   2001          135               -             135

New England Zenith Jennison Growth Portfolio B     2002         (449)              -            (449)
                                                   2001            -               -               -

New England Zenith MFS Total Return Series B       2002          143               -             143
                                                   2001            -               -               -

New England Zenith MFS Investors Trust Series B    2002         (230)              -            (230)
                                                   2001            -               -               -

New England Zenith Capital Guardian US Equity B    2002       (4,407)              -          (4,407)
                                                   2001            -               -               -

Dreyfus VIF Appreciation Portfolio B               2002       (2,241)              -          (2,241)
                                                   2001            -               -               -

Dreyfus VIF Disciplined Stock Port. B              2002          (31)            (10)            (21)
                                                   2001          (10)              -             (10)

Dreyfus VIP Stock Index Fund B                     2002          (31)            (10)            (21)
                                                   2001          (10)              -             (10)

INVESCO VIF Dynamics Fund                          2002       (1,936)            (15)         (1,921)
                                                   2001          (15)              -             (15)

INVESCO VIF High Yield Fund                        2002          (35)            (25)            (10)
                                                   2001          (25)              -             (25)

PIMCO High Yield Portfolio                         2002          327              (4)            331
                                                   2001           (4)              -              (4)

PIMCO Low Duration Portfolio                       2002            6               -               6
                                                   2001            -               -               -

PIMCO StockPlus Growth & Income Portfolio          2002         (131)            (19)           (112)
                                                   2001          (19)              -             (19)

PIMCO Total Return Portfolio                       2002            4               1               3
                                                   2001            1               -               1

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays selected financial highlights of each sub-account offered by the various products.

                                                                       As of December 31, 2002
                                                                     ----------------------------
                                                                               Unit    Net Assets
                                                                     Units  Fair Value   (000)
                                                                     ------ ---------- ----------
Accumulation units:
  Met Investors Lord Abbett Growth and Income Portfolio              16,344 $33.561690    $549
  Met Investors Lord Abbett Growth and Income Portfolio B             4,234  33.421284     142
  Met Investors Lord Abbett Growth and Income Portfolio B, Series A       3  33.723155       -
  Met Investors Lord Abbett Growth and Income Portfolio B, Series K       3  33.272684       -
  Met Investors Lord Abbett Growth and Income Portfolio B, Series L       3  33.252421       -
  Met Investors Lord Abbett Growth and Income Portfolio B, Series O       3  33.168661       -
  Met Investors Lord Abbett Bond Debenture Portfolio                 10,189  13.755524     140
  Met Investors Lord Abbett Bond Debenture Portfolio B                5,662  13.705136      78
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series A          8  13.828757       -
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series K          8  13.644245       -
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series L         69  13.636163       1
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series O          8  13.601843       -
  Met Investors Lord Abbett Developing Growth Portfolio               9,775   7.441357      73
  Met Investors Lord Abbett Developing Growth Portfolio B               392   7.412032       3
  Met Investors Lord Abbett Developing Growth Portfolio B, Series A      13   7.479024       -
  Met Investors Lord Abbett Mid-Cap Value Portfolio                  13,023  15.633969     204
  Met Investors Lord Abbett Mid-Cap Value Portfolio B                11,128  15.565227     173
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series A           7  15.705725       -
  Met Investors JP Morgan Quality Bond Portfolio                      5,920  14.412201      85
  Met Investors JP Morgan Quality Bond Portfolio B                    2,500  14.351445      36
  Met Investors JP Morgan Quality Bond Portfolio B, Series A              7  14.480884       -
  Met Investors JP Morgan Small Cap Stock Portfolio                   6,870  11.121499      76
  Met Investors JP Morgan Small Cap Stock Portfolio B                   226  11.082847       3
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series A           9  11.182992       -
  Met Investors JP Morgan Enhanced Index Portfolio                   13,574  12.709529     173
  Met Investors JP Morgan Enhanced Index Portfolio B                    189  12.656819       2
  Met Investors JP Morgan Enhanced Index Portfolio B, Series A            8  12.771177       -
  Met Investors JP Morgan Select Equity Portfolio                     7,584  11.550994      88
  Met Investors JP Morgan Select Equity Portfolio B                   1,917  11.496546      22
  Met Investors JP Morgan Select Equity Portfolio B, Series A             8  11.600408       -
  Met Investors JP Morgan International Equity Portfolio             12,287   8.690365     107
  Met Investors JP Morgan International Equity Portfolio B              308   8.654755       3

                                                                     For the Year ended December 31, 2002
                                                                     ----------------------------------
                                                                      Investment     Expense     Total
                                                                     Income Ratio*   Ratio**   Return***
                                                                     -------------   -------   ---------
Accumulation units:
  Met Investors Lord Abbett Growth and Income Portfolio                  0.87%        1.40%     (19.09%)
  Met Investors Lord Abbett Growth and Income Portfolio B                1.58%        1.40%     (19.26%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series A      1.58%        0.85%     (18.81%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series K      1.58%        1.65%     (19.46%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series L      1.58%        1.70%     (19.50%)
  Met Investors Lord Abbett Growth and Income Portfolio B, Series O      1.58%        1.85%     (19.62%)
  Met Investors Lord Abbett Bond Debenture Portfolio                     9.60%        1.40%      (1.77%)
  Met Investors Lord Abbett Bond Debenture Portfolio B                   5.15%        1.40%      (1.96%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series A         5.15%        0.85%      (1.42%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series K         5.15%        1.65%      (2.20%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series L         5.15%        1.70%      (2.25%)
  Met Investors Lord Abbett Bond Debenture Portfolio B, Series O         5.15%        1.85%      (2.40%)
  Met Investors Lord Abbett Developing Growth Portfolio                  0.00%        1.40%     (29.98%)
  Met Investors Lord Abbett Developing Growth Portfolio B                0.00%        1.40%     (30.12%)
  Met Investors Lord Abbett Developing Growth Portfolio B, Series A      0.00%        0.85%     (29.74%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio                      0.43%        1.40%     (10.57%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio B                    1.00%        1.40%     (10.84%)
  Met Investors Lord Abbett Mid-Cap Value Portfolio B, Series A          1.00%        0.85%     (10.35%)
  Met Investors JP Morgan Quality Bond Portfolio                         5.03%        1.40%       7.44%
  Met Investors JP Morgan Quality Bond Portfolio B                       6.53%        1.40%       7.08%
  Met Investors JP Morgan Quality Bond Portfolio B, Series A             6.53%        0.85%       7.67%
  Met Investors JP Morgan Small Cap Stock Portfolio                      0.09%        1.40%     (22.15%)
  Met Investors JP Morgan Small Cap Stock Portfolio B                    0.09%        1.40%     (22.29%)
  Met Investors JP Morgan Small Cap Stock Portfolio B, Series A          0.09%        0.85%     (21.86%)
  Met Investors JP Morgan Enhanced Index Portfolio                       0.95%        1.40%     (26.00%)
  Met Investors JP Morgan Enhanced Index Portfolio B                     1.30%        1.40%     (26.16%)
  Met Investors JP Morgan Enhanced Index Portfolio B, Series A           1.30%        0.85%     (25.75%)
  Met Investors JP Morgan Select Equity Portfolio                        0.66%        1.40%     (26.68%)
  Met Investors JP Morgan Select Equity Portfolio B                      0.87%        1.40%     (26.86%)
  Met Investors JP Morgan Select Equity Portfolio B, Series A            0.87%        0.85%     (26.46%)
  Met Investors JP Morgan International Equity Portfolio                 0.00%        1.40%     (17.52%)
  Met Investors JP Morgan International Equity Portfolio B               0.00%        1.40%     (17.68%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2002.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                                          As of December 31, 2002
                                                                        ----------------------------
                                                                                  Unit    Net Assets
                                                                        Units  Fair Value   (000)
                                                                        ------ ---------- ----------
Accumulation units, continued:
  Met Investors JP Morgan International Equity Portfolio B, Series A        11 $ 8.732960    $  -
  Met Investors Met Putnam Research Portfolio B                            187   6.298411       1
  Met Investors Met Putnam Research Portfolio B, Series K                   15   6.270402       -
  Met Investors Met Putnam Research Portfolio B, Series L                   15   6.266710       -
  Met Investors Met Putnam Research Portfolio B, Series O                   15   6.250922       -
  Met Investors Oppenheimer Capital Appreciation Portfolio B             2,872   6.283863      18
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series K      15   6.255898       -
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series L     335   6.252226       2
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series O      15   6.236469       -
  Met Investors PIMCO Money Market Portfolio B                             877  10.122875       9
  Met Investors PIMCO Money Market Portfolio B, Series A                    10  10.214310       -
  Met Investors PIMCO Money Market Portfolio B, Series K                    10  10.077868       -
  Met Investors PIMCO Money Market Portfolio B, Series L                    10  10.071962       -
  Met Investors PIMCO Money Market Portfolio B, Series O                    10  10.046614       -
  Met Investors Janus Aggressive Growth Portfolio B                        652   5.200438       3
  Met Investors Janus Aggressive Growth Portfolio B, Series K               18   5.177286       -
  Met Investors Janus Aggressive Growth Portfolio B, Series L               18   5.174250       -
  Met Investors Janus Aggressive Growth Portfolio B, Series O               18   5.161212       -
  Met Investors Lord Abbett Growth Opportunities Portfolio                  10   6.595961       -
  Met Investors Lord Abbett Growth Opportunities Portfolio B             1,818   6.573580      12
  Met Investors Lord Abbett Growth Opportunities Portfolio B, Series A      14   6.632971       -
  Met Investors PIMCO Total Return Portfolio B                          51,025  11.355362     579
  Met Investors PIMCO Total Return Portfolio B, Series K                     9  11.304919       -
  Met Investors PIMCO Total Return Portfolio B, Series L                   121  11.298298       1
  Met Investors PIMCO Total Return Portfolio B, Series O                     9  11.269887       -
  Met Investors PIMCO Innovation Portfolio B                                12   2.960358       -
  Met Investors PIMCO Innovation Portfolio B, Series K                      32   2.947164       -
  Met Investors PIMCO Innovation Portfolio B, Series L                      32   2.945438       -
  Met Investors PIMCO Innovation Portfolio B, Series O                      32   2.937996       -
  Met Investors MFS Mid Cap Growth Portfolio B                           1,304   4.545270       6
  Met Investors MFS Mid Cap Growth Portfolio B, Series A                    21   4.562074       -
  Met Investors MFS Mid Cap Growth Portfolio B, Series K                    21   4.525032       -
  Met Investors MFS Mid Cap Growth Portfolio B, Series L                    21   4.522374       -
  Met Investors MFS Mid Cap Growth Portfolio B, Series O                    21   4.510946       -
  Met Investors MFS Research International Portfolio B                   1,896   7.289280      14
  Met Investors MFS Research International Portfolio B, Series A            13   7.316175       -
  Met Investors MFS Research International Portfolio B, Series K        10,492   7.256874      76

                                                                        For the Year ended December 31, 2002
                                                                        ----------------------------------
                                                                         Investment     Expense     Total
                                                                        Income Ratio*   Ratio**   Return***
                                                                        -------------   -------   ---------
Accumulation units, continued:
  Met Investors JP Morgan International Equity Portfolio B, Series A        0.00%        0.85%     (17.22%)
  Met Investors Met Putnam Research Portfolio B                             1.97%        1.40%     (21.91%)
  Met Investors Met Putnam Research Portfolio B, Series K                   1.97%        1.65%     (22.11%)
  Met Investors Met Putnam Research Portfolio B, Series L                   1.97%        1.70%     (22.15%)
  Met Investors Met Putnam Research Portfolio B, Series O                   1.97%        1.85%     (22.26%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B                0.01%        1.40%     (25.78%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series K      0.01%        1.65%     (25.97%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series L      0.01%        1.70%     (26.01%)
  Met Investors Oppenheimer Capital Appreciation Portfolio B, Series O      0.01%        1.85%     (26.12%)
  Met Investors PIMCO Money Market Portfolio B                              0.59%        1.40%      (0.31%)
  Met Investors PIMCO Money Market Portfolio B, Series A                    0.59%        0.85%       0.24%
  Met Investors PIMCO Money Market Portfolio B, Series K                    0.59%        1.65%      (0.56%)
  Met Investors PIMCO Money Market Portfolio B, Series L                    0.59%        1.70%      (0.61%)
  Met Investors PIMCO Money Market Portfolio B, Series O                    0.59%        1.85%      (0.76%)
  Met Investors Janus Aggressive Growth Portfolio B                         0.00%        1.40%     (28.84%)
  Met Investors Janus Aggressive Growth Portfolio B, Series K               0.00%        1.65%     (29.02%)
  Met Investors Janus Aggressive Growth Portfolio B, Series L               0.00%        1.70%     (29.05%)
  Met Investors Janus Aggressive Growth Portfolio B, Series O               0.00%        1.85%     (29.16%)
  Met Investors Lord Abbett Growth Opportunities Portfolio                  0.00%        1.40%     (25.30%)
  Met Investors Lord Abbett Growth Opportunities Portfolio B                0.00%        1.40%     (25.47%)
  Met Investors Lord Abbett Growth Opportunities Portfolio B, Series A      0.00%        0.85%     (25.05%)
  Met Investors PIMCO Total Return Portfolio B                              0.00%        1.40%       7.77%
  Met Investors PIMCO Total Return Portfolio B, Series K                    0.00%        1.65%       7.51%
  Met Investors PIMCO Total Return Portfolio B, Series L                    0.00%        1.70%       7.45%
  Met Investors PIMCO Total Return Portfolio B, Series O                    0.00%        1.85%       7.29%
  Met Investors PIMCO Innovation Portfolio B                                0.00%        1.40%     (51.42%)
  Met Investors PIMCO Innovation Portfolio B, Series K                      0.00%        1.65%     (51.54%)
  Met Investors PIMCO Innovation Portfolio B, Series L                      0.00%        1.70%     (51.56%)
  Met Investors PIMCO Innovation Portfolio B, Series O                      0.00%        1.85%     (51.64%)
  Met Investors MFS Mid Cap Growth Portfolio B                              0.00%        1.40%     (44.82%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series A                    0.00%        0.85%     (44.51%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series K                    0.00%        1.65%     (44.96%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series L                    0.00%        1.70%     (44.98%)
  Met Investors MFS Mid Cap Growth Portfolio B, Series O                    0.00%        1.85%     (45.07%)
  Met Investors MFS Research International Portfolio B                      0.44%        1.40%     (13.03%)
  Met Investors MFS Research International Portfolio B, Series A            0.44%        0.85%     (12.55%)
  Met Investors MFS Research International Portfolio B, Series K            0.44%        1.65%     (13.25%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2002.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                      As of December 31, 2002
                                                                    ----------------------------
                                                                              Unit    Net Assets
                                                                    Units  Fair Value   (000)
                                                                    ------ ---------- ----------
Accumulation units, continued:
  Met Investors MFS Research International Portfolio B, Series L        14 $ 7.252608    $  -
  Met Investors MFS Research International Portfolio B, Series O        14   7.234336       -
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B                10   9.665975       -
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series K   1,554   9.636340      15
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series L      10   9.630429       -
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series O      10   9.612701       -
  Met Investors MIST AIM Small Cap Portfolio B                         659   8.472945       6
  Met Investors MIST AIM Small Cap Portfolio B, Series K                11   8.446962       -
  Met Investors MIST AIM Small Cap Portfolio B, Series L                11   8.441761       -
  Met Investors MIST AIM Small Cap Portfolio B, Series O                11   8.426214       -
  Met Investors MIST SSR Concentrated Int'l Portfolio B                194   8.832552       2
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series K       11   8.805453       -
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series L       11   8.800051       -
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series O       11   8.783853       -
  Met Investors MIST 3rd Ave Small Cap B                               299   8.232502       2
  Met Investors MIST 3rd Ave Small Cap B, Series K                   1,796   8.218733      15
  Met Investors MIST 3rd Ave Small Cap B, Series L                      12   8.215979       -
  Met Investors MIST 3rd Ave Small Cap B, Series O                      12   8.207727       -
  MetLife Stock Index Portfolio B                                    1,032   8.289818       9
  MetLife Stock Index Portfolio B, Series K                             12   8.264381       -
  MetLife Stock Index Portfolio B, Series L                             12   8.259307       -
  MetLife Stock Index Portfolio B, Series O                             12   8.244099       -
  GACC Money Market Fund                                             4,681  12.619345      59
  Russell Multi-Style Equity Fund                                   29,748   5.770201     172
  Russell Aggressive Equity Fund                                     3,084   7.311729      23
  Russell Non-U.S. Fund                                             15,557   5.785517      90
  Russell Core Bond Fund                                            20,542  12.265162     252
  Russell Real Estate Fund                                           2,767  12.699289      35
  AIM V.I. Premier Equity Fund                                      10,435   4.755943      50
  AIM V.I. Premier Equity Fund B                                        16   4.745813       -
  AIM V.I. Premier Equity Fund B, Series A                              19   4.960683       -
  AIM V.I. Capital Appreciation Fund                                13,396   4.709108      63
  AIM V.I. Capital Appreciation Fund B                                  17   4.703955       -
  AIM V.I. International Growth Fund                                 4,648   4.988754      23
  AIM V.I. International Growth Fund B                                  16   4.979427       -
  Alliance Premier Growth Portfolio                                 17,862   4.408875      79
  Alliance Premier Growth Portfolio B                                1,049   8.706807       9

                                                                    For the Year ended December 31, 2002
                                                                    ----------------------------------
                                                                     Investment     Expense     Total
                                                                    Income Ratio*   Ratio**   Return***
                                                                    -------------   -------   ---------
Accumulation units, continued:
  Met Investors MFS Research International Portfolio B, Series L        0.44%        1.70%     (13.29%)
  Met Investors MFS Research International Portfolio B, Series O        0.44%        1.85%     (13.42%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B                0.06%        1.40%     (12.06%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series K      0.06%        1.65%     (12.28%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series L      0.06%        1.70%     (12.32%)
  Met Investors MIST AIM Mid Cap Core Equity Portfolio B, Series O      0.06%        1.85%     (12.45%)
  Met Investors MIST AIM Small Cap Portfolio B                          0.00%        1.40%     (28.51%)
  Met Investors MIST AIM Small Cap Portfolio B, Series K                0.00%        1.65%     (28.69%)
  Met Investors MIST AIM Small Cap Portfolio B, Series L                0.00%        1.70%     (28.73%)
  Met Investors MIST AIM Small Cap Portfolio B, Series O                0.00%        1.85%     (28.83%)
  Met Investors MIST SSR Concentrated Int'l Portfolio B                 0.34%        1.40%     (19.23%)
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series K       0.34%        1.65%     (19.43%)
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series L       0.34%        1.70%     (19.47%)
  Met Investors MIST SSR Concentrated Int'l Portfolio B, Series O       0.34%        1.85%     (19.59%)
  Met Investors MIST 3rd Ave Small Cap B                                0.82%        1.40%     (17.68%)
  Met Investors MIST 3rd Ave Small Cap B, Series K                      0.82%        1.65%     (17.81%)
  Met Investors MIST 3rd Ave Small Cap B, Series L                      0.82%        1.70%     (17.84%)
  Met Investors MIST 3rd Ave Small Cap B, Series O                      0.82%        1.85%     (17.92%)
  MetLife Stock Index Portfolio B                                       0.71%        1.40%     (23.60%)
  MetLife Stock Index Portfolio B, Series K                             0.71%        1.65%     (23.79%)
  MetLife Stock Index Portfolio B, Series L                             0.71%        1.70%     (23.82%)
  MetLife Stock Index Portfolio B, Series O                             0.71%        1.85%     (23.94%)
  GACC Money Market Fund                                                4.17%        1.40%       0.23%
  Russell Multi-Style Equity Fund                                       0.68%        1.40%     (24.26%)
  Russell Aggressive Equity Fund                                        0.00%        1.40%     (20.18%)
  Russell Non-U.S. Fund                                                 2.03%        1.40%     (16.33%)
  Russell Core Bond Fund                                                3.28%        1.40%       7.33%
  Russell Real Estate Fund                                              6.09%        1.40%       2.36%
  AIM V.I. Premier Equity Fund                                          0.41%        1.40%     (31.23%)
  AIM V.I. Premier Equity Fund B                                        1.16%        1.40%     (31.43%)
  AIM V.I. Premier Equity Fund B, Series A                              1.16%        0.85%     (31.05%)
  AIM V.I. Capital Appreciation Fund                                    0.00%        1.40%     (25.41%)
  AIM V.I. Capital Appreciation Fund B                                  0.00%        1.40%     (25.55%)
  AIM V.I. International Growth Fund                                    0.55%        1.40%     (16.85%)
  AIM V.I. International Growth Fund B                                  1.54%        1.40%     (17.10%)
  Alliance Premier Growth Portfolio                                     0.00%        1.40%     (31.61%)
  Alliance Premier Growth Portfolio B                                   0.00%        1.40%     (31.80%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2002.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                           As of December 31, 2002    For the Year ended December 31, 2002
                                                         ---------------------------- ----------------------------------
                                                                   Unit    Net Assets  Investment     Expense     Total
                                                         Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                         ------ ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  Alliance Bernstein Real Estate Investment Portfolio     2,192 $12.469373    $ 27        2.57%        1.40%       1.17%
  Alliance Bernstein Real Estate Investment Portfolio B     539  10.282946       6        2.86%        1.40%       0.89%
  Alliance Bernstein Small Cap Portfolio B                   10  10.244108       -        0.00%        1.40%      (7.68%)
  Alliance Bernstein Value Portfolio B                       10   8.563449       -        0.00%        1.40%     (14.16%)
  Liberty Newport Tiger Fund                                  8   8.432185       -        1.27%        1.40%     (18.12%)
  Goldman Sachs Growth & Income Fund                         11   7.568604       -        1.14%        1.40%     (12.57%)
  Goldman Sachs International Equity Fund                     9   7.843897       -        1.32%        1.40%     (19.47%)
  Scudder II Small Cap Growth Portfolio                       9   6.286321       -        0.00%        1.40%     (34.39%)
  Scudder II Small Cap Value Portfolio                    4,731  10.564399      50        0.41%        1.40%     (12.58%)
  Scudder II Government Sec Portfolio                         8  13.044457       -        3.74%        1.40%       6.55%
  Scudder I International Portfolio B                       985   4.918752       5        0.62%        1.40%     (19.75%)
  MFS Research Series                                    10,794   5.165846      56        0.27%        1.40%     (25.59%)
  MFS Research Series B                                   1,106   8.045246       9        0.00%        1.40%     (25.77%)
  MFS Investors Trust Series                              1,014   6.405773       6        0.58%        1.40%     (22.06%)
  MFS Investors Trust Series B                                9   8.041738       -        0.00%        1.40%     (22.25%)
  MFS Emerging Growth Series                              5,570   3.438133      19        0.00%        1.40%     (34.68%)
  MFS Emerging Growth Series B                                7   7.806484       -        0.00%        1.40%     (34.78%)
  MFS High Income Series                                    750   9.453075       7        7.15%        1.40%       1.14%
  MFS High Income Series B                                  282   9.625843       3        1.12%        1.40%       0.90%
  MFS Strategic Income Series B                             230  11.671485       3        0.65%        1.40%       6.68%
  MFS New Discovery Series B                              2,469   5.407779      13        0.00%        1.40%     (32.75%)
  Oppenheimer Bond Fund                                   2,140  12.048792      26        7.33%        1.40%       7.56%
  Putnam VT Growth & Income Fund                          7,129   8.032657      57        1.75%        1.40%     (19.92%)
  Putnam VT Growth & Income Fund B                            8   8.965451       -        1.20%        1.40%     (20.12%)
  Putnam VT Vista Fund                                   57,416   3.763998     216        0.00%        1.40%     (31.35%)
  Putnam VT Vista Fund B                                      7   7.552586       -        0.00%        1.40%     (31.57%)
  Putnam VT International Growth Fund                     8,053   5.821098      47        1.04%        1.40%     (18.67%)
  Putnam VT International Growth Fund B                   1,410  10.498595      15        0.74%        1.40%     (18.82%)
  Putnam VT International New Opp Fund B                      9   8.281257       -        1.30%        1.40%     (14.83%)
  Putnam VT New Value Fund B                                  7  10.622335       -        1.15%        1.40%     (16.78%)
  Templeton Foreign Securities Fund                       5,878   6.900935      41        1.82%        1.40%     (19.54%)
  Templeton Foreign Securities Fund B                     1,242   7.161705       9        0.93%        1.40%     (19.70%)
  Templeton Foreign Securities Fund B, Series A              14   7.226396       -        0.93%        0.85%     (19.25%)
  Templeton Developing Markets Securities Fund            3,872   7.199588      28        1.65%        1.40%      (1.35%)
  Templeton Developing Markets Securities Fund B            583   6.870187       4        2.25%        1.40%      (1.54%)
  Templeton Franklin Small Cap Fund B                       560   8.578154       5        0.29%        1.40%     (29.68%)
  Templeton Franklin Large Cap Growth Sec Fund B          2,407  10.077786      24        0.92%        1.40%     (24.26%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2002.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                                 As of December 31, 2002   For the Year ended December 31, 2002
                                                               --------------------------- --------------------------------
                                                                        Unit    Net Assets  Investment     Expense    Total
                                                               Units Fair Value   (000)    Income Ratio*   Ratio**  Return***
                                                               ----- ---------- ---------- -------------   -------  ---------
Accumulation units, continued:
  Templeton Franklin Large Cap Growth Sec Fund B, Series A         9 $10.168840    $ -          0.92%       0.85%    (23.84%)
  Templeton Mutual Shares Sec Fund B                           1,429  10.637552     15          1.01%       1.40%    (13.04%)
  Templeton Mutual Shares Sec Fund B, Series A                     9  10.676785      -          1.01%       0.85%    (12.56%)
  Templeton Global Income Sec Fund B                              10  12.118940      -          0.89%       1.40%     19.47%
  Templeton Growth Sec Fund B                                      8  10.406767      -          2.25%       1.40%    (19.62%)
  Fidelity Equity Income Fund B                                    8   9.102437      -          1.16%       1.40%    (18.31%)
  Fidelity Growth Fund B                                         757   8.668190      7          0.19%       1.40%    (31.27%)
  Fidelity High Income Fund B                                     10   9.193222      -         10.23%       1.40%      1.86%
  American Century VP Income & Growth Fund                     1,388   6.538203      9          0.82%       1.40%    (20.49%)
  American Century International Fund                             11   5.643647      -          1.37%       1.40%    (21.48%)
  American Century Value Fund                                    524  10.709523      6          0.92%       1.40%    (13.84%)
  New England Zenith Davis Venture Value E                     1,880   8.357717     16          0.61%       1.40%    (17.71%)
  New England Zenith Davis Venture Value E, Series A              12   8.388549      -          0.61%       0.85%    (17.26%)
  New England Zenith Davis Venture Value E, Series K              12   8.320551      -          0.61%       1.65%    (17.92%)
  New England Zenith Davis Venture Value E, Series L              12   8.315670      -          0.61%       1.70%    (17.96%)
  New England Zenith Davis Venture Value E, Series O              12   8.294725      -          0.61%       1.85%    (18.08%)
  New England Zenith Harris Oakmark Focused Value B            1,103  10.713489     12          0.05%       1.40%    (10.33%)
  New England Zenith Harris Oakmark Focused Value B, Series K  4,209  10.665887     45          0.05%       1.65%    (10.56%)
  New England Zenith Harris Oakmark Focused Value B, Series L     10  10.659633      -          0.05%       1.70%    (10.60%)
  New England Zenith Harris Oakmark Focused Value B, Series O     10  10.632791      -          0.05%       1.85%    (10.73%)
  New England Zenith Jennison Growth Fund                        986   7.628086      8          0.00%       1.40%    (23.72%)
  New England Zenith Jennison Growth Fund, Series K               12   7.615315      -          0.00%       1.65%    (23.85%)
  New England Zenith Jennison Growth Fund, Series L               12   7.612760      -          0.00%       1.70%    (23.87%)
  New England Zenith Jennison Growth Fund, Series O               12   7.605115      -          0.00%       1.85%    (23.95%)
  New England Zenith MFS Total Return B                          289   9.123353      3          0.00%       1.40%     (6.83%)*
  New England Zenith MFS Total Return B, Series A                 11   9.157000      -          0.00%       0.85%     (6.31%)*
  New England Zenith MFS Investors Trust B                       590   8.286021      5          0.00%       1.40%    (21.44%)*
  New England Zenith MFS Investors Trust B, Series A              12   8.316609      -          0.00%       0.85%    (21.00%)*
  New England Zenith Capital Guardian B                        4,834   7.816345     38          0.00%       1.40%    (21.84%)
  New England Zenith Capital Guardian B, Series A                 13   7.845203      -          0.00%       0.85%    (21.55%)
  Dreyfus VIF Appreciation Portfolio B                         2,981   7.238554     22          1.55%       1.40%    (18.05%)
  Dreyfus VIF Disciplined Stock Portfolio B                       11   5.996300      -          0.00%       1.40%    (23.80%)
  Dreyfus Stock Index Fund B                                      11   6.085947      -          1.27%       1.40%    (23.63%)
  Invesco VIF Dynamics Fund                                    2,101   4.836232     10          0.00%       1.40%    (32.85%)
  Invesco VIF High Yield Fund                                     11   7.198007      -         11.25%       1.40%     (2.67%)
  PIMCO High Yield Portfolio                                     829   9.698219      8          6.28%       1.40%     (2.56%)
  PIMCO Low Duration Portfolio                                   433  11.980090      5          1.78%       1.40%      5.57%


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2002.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                            As of December 31, 2002   For the Year ended December 31, 2002
                                                          --------------------------- ----------------------------------
                                                                   Unit    Net Assets  Investment     Expense     Total
                                                          Units Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                          ----- ---------- ---------- -------------   -------   ---------
Accumulation units, continued:
  PIMCO StocksPLUS Growth & Income Portfolio               560  $ 6.379619     $4         2.63%        1.40%     (21.33%)
  PIMCO Total Return Bond Portfolio                          9   12.362084      -         3.64%        1.40%       7.57%

Annuitization units:
  Met Investors Lord Abbett Growth and Income Portfolio    183   28.950000      5         0.87%        1.40%     (19.09%)
  Met Investors JP Morgan Small Cap Stock Portfolio        207    9.590000      2         0.09%        1.40%     (22.15%)
  Met Investors JP Morgan Enhanced Index Portfolio         572   10.960000      6         0.95%        1.40%     (26.00%)
  Met Investors JP Morgan Select Equity Portfolio          605    9.960000      6         0.66%        1.40%     (26.68%)
  Met Investors JP Morgan International Equity Portfolio   246    7.500000      2         0.00%        1.40%     (17.52%)

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2002.

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


First MetLife Investors Variable Annuity Account One sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following table displays selected financial highlights of each sub-account offered by the various products.

                                                             As of December 31, 2001    For the Year ended December 31, 2001
                                                           ---------------------------- ----------------------------------
                                                                     Unit    Net Assets  Investment     Expense     Total
                                                           Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                           ------ ---------- ---------- -------------   -------   ---------
Met Investors Lord Abbett Growth and Income Portfolio      18,248 $41.480158    $757        0.98%        1.40%      (7.04%)
Met Investors Lord Abbett Growth and Income Portfolio B     1,345  41.392944      56        0.00%        1.40%      (7.30%)
Met Investors Lord Abbett Bond Debenture Portfolio         12,757  14.003965     179        8.32%        1.40%       2.34%
Met Investors Lord Abbett Bond Debenture Portfolio B        1,822  13.978494      25        0.07%        1.40%       2.04%
Met Investors Lord Abbett Developing Growth Portfolio       8,727  10.626964      93        0.00%        1.40%      (8.14%)
Met Investors Lord Abbett Developing Growth Portfolio B       349  10.607266       4        0.00%        1.40%      (8.38%)
Met Investors Lord Abbett Large Cap Research Portfolio          -          -       -        0.62%        1.40%      (0.96%)
Met Investors Lord Abbett Mid-Cap Value Portfolio          14,216  17.481821     249        0.49%        1.40%       6.58%
Met Investors Lord Abbett Mid-Cap Value Portfolio B         1,124  17.457790      20        0.00%        1.40%       6.40%
Met Investors JP Morgan Quality Bond Portfolio              5,099  13.414260      68        4.88%        1.40%       5.56%
Met Investors JP Morgan Quality Bond Portfolio B              944  13.402074      13        0.12%        1.40%       5.35%
Met Investors JP Morgan Small Cap Stock Portfolio           6,593  14.284875      94        0.17%        1.40%      (9.73%)
Met Investors JP Morgan Small Cap Stock Portfolio B             7  14.261437       -        0.00%        1.40%      (9.91%)
Met Investors JP Morgan Enhanced Index Portfolio           14,754  17.175723     253        0.83%        1.40%     (12.64%)
Met Investors JP Morgan Enhanced Index Portfolio B              5  17.140791       -        1.06%        1.40%     (12.88%)
Met Investors JP Morgan Select Equity Portfolio             7,748  15.754678     122        0.47%        1.40%      (7.33%)
Met Investors JP Morgan Select Equity Portfolio B             791  15.718285      12        0.00%        1.40%      (7.64%)
Met Investors JP Morgan International Equity Portfolio     12,169  10.536868     128        1.29%        1.40%     (21.44%)
Met Investors JP Morgan International Equity Portfolio B        8  10.512950       -        1.18%        1.40%     (21.68%)
Met Investors Met Putnam Research Portfolio B                  11   8.065922       -        0.00%        1.40%     (12.63%)
Met Investors Oppenheimer Capital Appreciation Portfolio B  1,247   8.466912      11        0.11%        1.40%     (12.35%)
Met Investors PIMCO Money Market Portfolio B                   10  10.154282       -        1.99%        1.40%       0.89%
Met Investors Janus Aggressive Growth Portfolio B              11   7.308054       -        0.00%        1.40%     (18.00%)
Met Investors Lord Abbett Growth Opportunities Portfolio       10   8.830081       -        0.00%        1.40%      (8.40%)
Met Investors Lord Abbett Growth Opportunities Portfolio B  1,786   8.819461      16        0.00%        1.40%      (8.51%)
Met Investors PIMCO Total Return Portfolio B                1,691  10.536235      18        2.50%        1.40%       5.27%
Met Investors PIMCO Innovation Portfolio B                     12   6.093409       -        0.00%        1.40%     (25.91%)
Met Investors MFS Mid Cap Growth Portfolio B                  266   8.236645       2        0.00%        1.40%     (16.04%)
Met Investors MFS Research International Portfolio B        1,021   8.381159       9        0.21%        1.40%     (12.79%)
Met Investors MIST AIM Mid Cap Core Equity Portfolio B         10  10.991234       -        0.00%        1.40%       9.91%
Met Investors MIST AIM Small Cap Growth Portfolio B           250  11.852311       3        0.00%        1.40%      18.52%
Met Investors MIST SSR Concentrated Int'l Portfolio B          10  10.935611       -        0.00%        1.40%       9.36%
MetLife Stock Index Portfolio B                               654  10.849814       7        0.00%        1.40%     (14.76%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS


                                                        As of December 31, 2001    For the Year ended December 31, 2001
                                                      ---------------------------- ----------------------------------
                                                                Unit    Net Assets  Investment     Expense     Total
                                                      Units  Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                      ------ ---------- ---------- -------------   -------   ---------
GACC Money Market Fund                                     9 $12.590935    $  -         0.00%       1.40%       2.69%
Russell Multi-Style Equity Fund                        8,591   7.618411      65         0.52%       1.40%     (15.35%)
Russell Aggressive Equity Fund                         1,010   9.160654       9         0.15%       1.40%      (3.65%)
Russell Non-U.S. Fund                                  4,311   6.914551      30         1.03%       1.40%     (23.08%)
Russell Core Bond Fund                                 6,223  11.427885      71         6.77%       1.40%       5.99%
Russell Real Estate Fund                                 835  12.406617      10         6.16%       1.40%       6.39%
AIM V.I. Premier Equity Fund                           7,127   6.915729      49         0.14%       1.40%     (13.78%)
AIM V.I. Capital Appreciation Fund                    10,189   6.313261      64         0.00%       1.40%     (24.35%)
AIM V.I. International Growth Fund                     4,646   5.999549      28         0.33%       1.40%     (24.60%)
Alliance Premier Growth Portfolio                     16,205   6.446705     104         0.00%       1.40%     (18.35%)
Alliance Premier Growth Portfolio B                      317  12.767316       4         0.00%       1.40%     (18.56%)
Alliance Bernstein Real Estate Investment Portfolio    2,028  12.324618      25         3.79%       1.40%       9.25%
Alliance Bernstein Real Estate Investment Portfolio B    228  10.192752       2         0.48%       1.40%       9.16%
Alliance Bernstein Small Cap Portfolio B                  10  11.095691       -         0.00%       1.40%      10.96%
Alliance Bernstein Value Portfolio B                      10   9.976213       -         0.00%       1.40%      (0.24%)
Liberty Newport Tiger Fund                                 8  10.298309       -         1.19%       1.40%     (19.04%)
Goldman Sachs Growth & Income Fund                        11   8.656980       -         0.00%       1.40%     (10.57%)
Goldman Sachs Global Income Fund                           9  11.732665       -         3.93%       1.40%       3.67%
Goldman Sachs International Equity Fund                    9   9.740698       -         1.17%       1.40%     (23.26%)
Goldman Sachs Internet Tollkeeper Fund                    18   4.259904       -         0.00%       1.40%     (34.59%)
Scudder II Small Cap Growth Portfolio                      9   9.581495       -         0.00%       1.40%     (29.76%)
Scudder II Small Cap Value Portfolio                   4,578  12.085144      55         0.00%       1.40%      16.05%
Scudder II Government Sec Portfolio                        8  12.242645       -         0.00%       1.40%       6.76%
Scudder I International Portfolio B                       13   6.129472       -         0.00%       1.40%     (31.78%)
MFS Research Series                                    9,960   6.942180      69         0.02%       1.40%     (22.35%)
MFS Research Series B                                      8  10.837961       -         0.00%       1.40%     (22.49%)
MFS Investors Trust Series                               742   8.219215       6         0.67%       1.40%     (17.11%)
MFS Investors Trust Series B                               9  10.343215       -         0.00%       1.40%     (17.28%)
MFS Emerging Growth Series                             4,789   5.263783      25         0.00%       1.40%     (34.44%)
MFS Emerging Growth Series B                               7  11.968714       -         0.00%       1.40%     (34.55%)
MFS High Income Series                                   618   9.346685       6        10.54%       1.40%       0.68%
MFS High Income Series B                                  10   9.539603       -         0.00%       1.40%       0.20%
MFS Strategic Income Series B                              9  10.940184       -         0.00%       1.40%       3.10%
MFS New Discovery Series B                               407   8.041413       3         0.00%       1.40%      (6.58%)
Oppenheimer Bond Fund                                  1,956  11.201593      22         8.68%       1.40%       6.29%
Putnam VT Growth & Income Fund                         6,439  10.030665      65         1.79%       1.40%      (7.47%)
Putnam VT Growth & Income Fund B                           8  11.222898       -         0.00%       1.40%      (7.70%)
Putnam VT Vista Fund                                  52,362   5.482717     287         0.00%       1.40%     (34.32%)


     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                                                                    (Continued)

             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                             FINANCIAL HIGHLIGHTS



                                                    As of December 31, 2001   For the Year ended December 31, 2001
                                                  --------------------------- ----------------------------------
                                                           Unit    Net Assets  Investment     Expense     Total
                                                  Units Fair Value   (000)    Income Ratio*   Ratio**   Return***
                                                  ----- ---------- ---------- -------------   -------   ---------
Putnam VT Vista Fund B                                7 $11.036442    $ -          0.00%       1.40%     (34.43%)
Putnam VT International Growth Fund               7,244   7.157027     52          0.39%       1.40%     (21.53%)
Putnam VT International Growth Fund B               248  12.931708      3          0.00%       1.40%     (21.72%)
Putnam VT International New Opp Fund B                9   9.723656      -          0.00%       1.40%     (29.68%)
Putnam VT New Value Fund B                            7  12.763839      -          0.00%       1.40%       1.87%
Templeton Foreign Securities Fund                 5,494   8.576956     47          3.43%       1.40%     (16.93%)
Templeton Foreign Securities Fund B                 329   8.918168      3          0.16%       1.40%     (17.17%)
Templeton Developing Markets Securities Fund      3,584   7.298393     26          1.15%       1.40%      (9.34%)
Templeton Developing Markets Securities Fund B       14   6.977321      -          1.07%       1.40%      (9.37%)
Templeton Franklin Small Cap Fund B                 178  12.198150      2          0.00%       1.40%     (16.43%)
Templeton Franklin Large Cap Growth Sec Fund B      237  13.305369      3          0.00%       1.40%     (12.67%)
Templeton Mutual Shares Sec Fund B                    8  12.232460      -          2.04%       1.40%       5.55%
Templeton Global Income Sec Fund B                   10  10.144355      -          2.93%       1.40%       0.81%
Templeton Growth Sec Fund B                           8  12.947524      -          2.11%       1.40%      (2.69%)
Fidelity Equity Income Fund B                         8  11.141971      -          0.00%       1.40%      (6.55%)
Fidelity Growth Fund B                              529  12.611329      7          0.00%       1.40%     (19.44%)
Fidelity High Income Fund B                          10   9.025089      -          0.00%       1.40%     (13.16%)
American Century VP Income & Growth Fund             11   8.223442      -          0.00%       1.40%      (9.60%)
American Century International Fund                  11   7.187549      -          0.00%       1.40%     (29.98%)
American Century Value Fund                           9  12.429283      -          0.00%       1.40%      11.34%
New England Zenith Davis Venture Value E            707  10.156586      7          0.00%       1.40%     (12.45%)
New England Zenith Harris Oakmark Focused Value B   373  11.947753      4          0.00%       1.40%      25.66%
Dreyfus VIF Appreciation Portfolio B                701   8.832633      6          0.05%       1.40%     (10.89%)
Dreyfus VIF Disciplined Stock Portfolio B            11   7.869049      -          0.00%       1.40%     (14.67%)
Dreyfus Stock Index Fund B                           11   7.968599      -          1.12%       1.40%     (13.69%)
Invesco VIF Dynamics Fund                            12   7.201833      -          0.00%       1.40%     (32.03%)
Invesco VIF High Yield Fund                          11   7.395337      -         10.39%       1.40%     (16.07%)
PIMCO High Yield Portfolio                           10   9.953420      -          5.07%       1.40%       1.00%
PIMCO Low Duration Portfolio                          9  11.348021      -          2.93%       1.40%       6.87%
PIMCO StocksPLUS Growth & Income Portfolio          552   8.109327      4          3.16%       1.40%     (11.84%)
PIMCO Total Return Portfolio                          9  11.492649      -          2.88%       1.40%       7.02%

     * These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest. For periods in which a sub-account commenced or ceased operations, the investment income ratio is not annualized.

     ** These ratios represent the annualized contract expenses of the Separate Account sub-accounts, consisting of mortality and expense charges and administrative expenses, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

     *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods in which a sub-account commenced operations, the total return is calculated as if the sub-account commenced operations on the later of the inception date of the mutual fund, the applicable mutual fund share class or January 1, 2001.

                   First MetLife Investors Insurance Company
                 (Formerly First Cova Life Insurance Company)
      (a wholly owned subsidiary of MetLife Investors Insurance Company)
                             Financial Statements
                       December 31, 2002, 2001 and 2000
                                      and
                         Independent Auditors' Report

      Independent Auditors' Report

      The Board of Directors
      First MetLife Investors Insurance Company
      (Formerly First Cova Life Insurance Company)
      New York, New York

      We have audited the accompanying balance sheets of First MetLife Insurance Company (Formerly First Cova Life Insurance Company) (a wholly owned subsidiary of MetLife Investors Insurance Company) (the "Company") as of December 31, 2002 and 2001, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

      /s/  DELOITTE & TOUCHE LLP

      Tampa, Florida
      March 7, 2003

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (Formerly First Cova Life Insurance Company)
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                   BALANCE SHEETS
                             DECEMBER 31, 2002 AND 2001
               (Dollars in thousands, except share and per share data)

                                                                                                            2002     2001
                                                                                                          -------- --------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost: $129,202 and $131,093, respectively) $133,705 $133,604
 Short-term investments                                                                                        604      572
                                                                                                          -------- --------
   Total investments                                                                                       134,309  134,176
Cash and cash equivalents                                                                                   17,974    8,159
Accrued investment income                                                                                    1,527    1,394
Premiums and other receivables                                                                             222,222  114,995
Deferred policy acquisition costs                                                                           15,106   10,936
Deferred income taxes receivable                                                                               504    1,982
Other assets                                                                                                   246      194
Separate account assets                                                                                      4,481    3,301
                                                                                                          -------- --------
   Total assets                                                                                           $396,369 $275,137
                                                                                                          ======== ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                                                   $    117 $     41
 Policyholder account balances                                                                             346,118  224,999
 Other policyholder funds                                                                                       70        -
 Current income taxes payable                                                                                1,925    2,343
 Other liabilities                                                                                           2,071    6,901
 Separate account liabilities                                                                                4,481    3,301
                                                                                                          -------- --------
   Total liabilities                                                                                       354,782  237,585
                                                                                                          -------- --------

Commitments and contingencies (Note 5)

Stockholder's Equity:
Common stock, par value $10 per share; 200,000 shares authorized,
   issued and outstanding                                                                                    2,000    2,000
Additional paid-in capital                                                                                  32,721   32,721
Retained earnings                                                                                            5,577    2,162
Accumulated other comprehensive income                                                                       1,289      669
                                                                                                          -------- --------
 Total stockholder's equity                                                                                 41,587   37,552
                                                                                                          -------- --------
 Total liabilities and stockholder's equity                                                               $396,369 $275,137
                                                                                                          ======== ========

                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (Formerly First Cova Life Insurance Company)
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                                STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                               (Dollars in thousands)

                                                              2002    2001    2000
                                                             ------- ------- ------
REVENUES
Premiums                                                     $    86 $   277      -
Universal life and investment-type product policy fees           278      65 $   13
Net investment income                                          8,773   9,828  5,120
Other revenues                                                13,738     255     30
Net investment gains (losses) (net of amounts allocable to
  deferred acquisition costs of $54, $422 and $(18),
  respectively)                                                  170     208     (9)
                                                             ------- ------- ------
   Total revenues                                             23,045  10,633  5,154
                                                             ------- ------- ------

EXPENSES
Policyholder benefits and claims                                  79   1,836      -
Interest credited to policyholder account balances            16,254   6,889  1,927
Other expenses (excludes amounts directly related to net
  investment gains (losses) of $54, $422 and $(18),
  respectively)                                                1,497   1,050    676
                                                             ------- ------- ------
   Total expenses                                             17,830   9,775  2,603
                                                             ------- ------- ------

Income before provision for income taxes                       5,215     858  2,551
Provision for income taxes                                     1,800     295    952
                                                             ------- ------- ------
Net income                                                   $ 3,415 $   563 $1,599
                                                             ======= ======= ======

                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (Formerly First Cova Life Insurance Company)
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                         STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                               (Dollars in thousands)

                                                                                     Accumulated
                                                                Additional              Other
                                                         Common  Paid-in   Retained Comprehensive
                                                         Stock   Capital   Earnings    Income      Total
                                                         ------ ---------- -------- ------------- -------
Balance at January 1, 2000                               $2,000  $32,420    $    -     $    -     $34,420
Capital contribution                                                 301                              301
Comprehensive income:
 Net income                                                                  1,599                  1,599
 Other comprehensive income:
   Unrealized investment gains, net of related offsets,
     reclassification adjustments and income taxes                                        549         549
                                                                                                  -------
 Comprehensive income                                                                               2,148
                                                         ------------------------------------------------
Balance at December 31, 2000                              2,000   32,721     1,599        549      36,869
Comprehensive income:
 Net income                                                                    563                    563
 Other comprehensive income:
   Unrealized investment gains, net of related offsets,
     reclassification adjustments and income taxes                                        120         120
                                                                                                  -------
 Comprehensive income                                                                                 683
                                                         ------------------------------------------------
Balance at December 31, 2001                              2,000   32,721     2,162        669      37,552
Comprehensive income:
 Net income                                                                  3,415                  3,415
 Other comprehensive income:
   Unrealized investment gains, net of related offsets,
     reclassification adjustments and income taxes                                        620         620
                                                                                                  -------
 Comprehensive income                                                                               4,035
                                                         ------------------------------------------------
Balance at December 31, 2002                             $2,000  $32,721    $5,577     $1,289     $41,587
                                                         ================================================

                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (Formerly First Cova Life Insurance Company)
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                              STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                               (Dollars in thousands)

                                                                                    2002       2001      2000
                                                                                 ---------  ---------  --------
Cash flows from operating activities
Net income                                                                       $   3,415  $     563  $  1,599
 Adjustments to reconcile net income to net cash (used in) provided by operating activities:
   Depreciation and amortization expenses                                                -          7        10
   Amortization of premiums and accretion of discounts associated with
     investments, net                                                                 (199)      (218)        7
   Gains from sales of investments                                                    (224)      (630)      (27)
   Interest credited to other policyholder account balances                         16,254      6,889     1,927
   Universal life and investment-type product policy fees                             (278)       (65)      (13)
   Change in accrued investment income                                                (132)      (386)     (206)
   Change in premiums and other receivables                                       (107,627)  (114,903)      (92)
   Change in deferred policy acquisition costs, net                                 (5,207)    (7,800)   (2,499)
   Change in insurance-related liabilities                                             146         41         -
   Change in income taxes payable                                                      726         13       710
   Change in other liabilities                                                      (4,830)     3,737     2,837
   Other, net                                                                           11        350     1,982
                                                                                 ---------  ---------  --------
Net cash (used in) provided by operating activities                                (97,945)  (112,402)    6,235
                                                                                 ---------  ---------  --------
Cash flows from investing activities
 Sales, maturities and repayments of:
   Fixed maturities                                                                 87,566     89,374     5,326
 Purchases of:
   Fixed maturities                                                                (84,835)  (135,438)  (40,216)
 Net change in short-term investments                                                  (32)       621    (1,193)
 Other, net                                                                            (18)         4         -
                                                                                 ---------  ---------  --------
Net cash provided by (used in) investing activities                                  2,681    (45,439)  (36,083)
                                                                                 ---------  ---------  --------
Cash flows from financing activities
 Policyholder account balances:
   Deposits                                                                        115,400    159,409    55,675
   Withdrawals                                                                     (10,321)   (13,852)   (6,854)
 Capital contribution                                                                    -          -       301
                                                                                 ---------  ---------  --------
Net cash provided by financing activities                                          105,079    145,557    49,122
                                                                                 ---------  ---------  --------
Change in cash and cash equivalents                                                  9,815    (12,284)   19,274
Cash and cash equivalents, beginning of year                                         8,159     20,443     1,169
                                                                                 ---------  ---------  --------
Cash and cash equivalents, end of year                                           $  17,974  $   8,159  $ 20,443
                                                                                 =========  =========  ========
Supplemental disclosures of cash flow information:
 Cash paid (refunded) during the year for:
   Interest                                                                      $      40  $       -  $      -
                                                                                 =========  =========  ========
   Income taxes                                                                  $     (30) $       -  $      -
                                                                                 =========  =========  ========

                   See accompanying notes to financial statements.

                      FIRST METLIFE INVESTORS INSURANCE COMPANY
                    (Formerly First Cova Life Insurance Company)
         (a wholly owned subsidiary of MetLife Investors Insurance Company)
                            NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Business

      First MetLife Investors Insurance Company ("FMLIIC") (the "Company") (Formerly First Cova Life Insurance Company), a New York domiciled life insurance company is a wholly owned subsidiary of MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company. MLIIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). At December 31, 2002 Cova Corporation was sold from General American Life Insurance Company ("GALIC"), a wholly owned sub of GenAmerica Financial ("Gen America"), to MetLife.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), and a traditional life product. The Company is licensed to do business in the state of New York. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      Basis of Presentation

      The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The New York State Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company for determining solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determination.

      On January 6, 2000, GenAmerica and all of its holdings were acquired by Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly owned subsidiary of MetLife. The acquisition was accounted for using the purchase method of accounting. The net purchase price attributed to the Company was approximately $34,446 thousand and was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the acquisition as if it took place on January 1, 2000.

      The excess of the net purchase price over the fair value of net assets acquired of approximately $197 thousand was recorded as goodwill and has been amortized on a straight-line basis over 20 years through December 31, 2001 (see "Application of Accounting Pronouncements" below). This new basis of accounting resulted in an increase in shareholder's equity of approximately $2,199 thousand on January 1, 2000. The Company's financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

      The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The significant accounting policies, estimates and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgements are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

      Certain amounts in the prior years' financial statements have been reclassified to conform to the 2002 presentation.

      Investments

      The Company's principal investments are in fixed maturities, which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector;
      (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and (vi) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values are based on valuation methodologies and assumptions deemed appropriate in the circumstances. The use of different assumptions may have a material effect on the estimated fair value amounts.

      The Company's fixed maturities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Cash and Cash Equivalents

      The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

      Deferred Policy Acquisition Costs

      The Company incurs significant costs in connection with acquiring new insurance business. These costs which vary with, and are primarily related to, the production of new business, are deferred. The recovery of such costs is dependent on the future profitability of the related business. The amount of future profit is dependent principally on investment returns, mortality, morbidity, persistency, and expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize certain of such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition cost.

      Costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a standard industry practice, in its determination of the amortization of deferred policy acquisition costs. This practice assumes that the expectation for long-term appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      Deferred policy acquisition costs for annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      Value of business acquired ("VOBA"), included as part of deferred policy acquisition costs, represents the present value of future profits generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to the present value of estimated gross profits from such policies and contracts. The Company recorded VOBA of $1,573 thousand as a result of the acquisition of GenAmerica by Metropolitan Life.

      Information regarding VOBA and deferred policy acquisition costs for the year ended December, 31, 2002 is as follows:

                                           Value of Deferred Policy
                                           Business   Acquisition
                                           Acquired      Costs       Total
                                           -------- --------------- -------
                                                (Dollars in thousands)
    Balance at January 1,                   $1,216      $ 9,720     $10,936
    Capitalizations                              -        5,624       5,624
                                            ------      -------     -------
        Total                                1,216       15,344      16,560
                                            ------      -------     -------
    Amortization allocated to:
      Net investment gains                       -           54          54
      Unrealized investment (losses) gains    (146)       1,183       1,037
      Other expenses                           178          185         363
                                            ------      -------     -------
        Total amortization                      32        1,422       1,454
                                            ------      -------     -------
    Balance at December 31,                 $1,184      $13,922     $15,106
                                            ======      =======     =======

      Information regarding VOBA and deferred policy acquisition costs for the year ended December, 31, 2001 is as follows:

                                           Value of Deferred Policy
                                           Business   Acquisition
                                           Acquired      Costs       Total
                                           -------- --------------- -------
                                                (Dollars in thousands)
    Balance at January 1,                   $1,642      $ 1,494     $ 3,136
    Capitalizations                              -        9,179       9,179
                                            ------      -------     -------
        Total                                1,642       10,673      12,315
                                            ------      -------     -------
    Amortization allocated to:
      Net investment gains                       -          422         422
      Unrealized investment gains (losses)     430         (449)        (19)
      Other expenses                            (4)         980         976
                                            ------      -------     -------
        Total amortization                     426          953       1,379
                                            ------      -------     -------
    Balance at December 31,                 $1,216      $ 9,720     $10,936
                                            ======      =======     =======

      Information regarding VOBA and deferred policy acquisition costs for the year ended December 31, 2000 is as follows:

                                           Value of Deferred Policy
                                           Business   Acquisition
                                           Acquired      Costs       Total
                                           -------- --------------- ------
                                                (Dollars in thousands)
    Balance at January 1,                   $1,573      $    -      $1,573
    Capitalizations                              -       2,949       2,949
                                            ------      ------      ------
        Total                                1,573       2,949       4,522
                                            ------      ------      ------
    Amortization allocated to:
      Net investment losses                      -         (18)        (18)
      Unrealized investment (losses) gains     (19)      1,521       1,502
      Other expenses                           (50)        (48)        (98)
                                            ------      ------      ------
        Total amortization                     (69)      1,455       1,386
                                            ------      ------      ------
    Balance at December 31,                 $1,642      $1,494      $3,136
                                            ======      ======      ======

      The estimated future amortization expense for value of business acquired is $169 thousand in 2003, $176 thousand in 2004, $161 thousand in 2005, $159 thousand in 2006 and $154 thousand in 2007.

      Amortization of VOBA and deferred policy acquisition costs is allocated to (i) investment gains and losses to provide statement of income information regarding the impact of such gains and losses on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      Investment gains and losses related to certain products have a direct impact on the amortization of VOBA and deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of VOBA and deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

      Goodwill

      The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002 the Company adopted the provisions of Statement of Financial Accounting Standards ("SFAS") No. 142, Goodwill and Other Intangible Assets, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but is tested for impairment at least annually to determine if a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period of 20 years and impairments are recognized in operating results when permanent diminution in value was deemed to have occurred.

      Changes in goodwill were as follows:

                                             Years ended December 31,
                                             -----------------------
                                             2002    2001     2000
                                             ----    ----     ----
                                             (Dollars in thousands)
                  Net Balance at January 1   $177    $187     $197
                  Amortization                  -     (10)     (10)
                                              ----    ----     ----
                  Net Balance at December 31 $177    $177     $187
                                              ====    ====     ====

      Accumulated amortization from goodwill was as follows at:

                                                December 31,
                                                -------------------
                                                2002         2001
                                                ----         ----
                                                (Dollars in thousands)
                       Accumulated Amortization $20          $20
                                                ===          ===

      Future Policy Benefits and Policyholder Account Balances

      Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest raters used in establishing such liabilities range from 3% to 8%.

      Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For SPDA and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For premium immediate annuities, the primary risk is unexpected longevity of the annuity contract holder.

      The Company also establishes liabilities for amounts payable under annuity contracts. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

      Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 4% to 8%, less expenses, mortality charges, and withdrawals.

      Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

      Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to seven years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders may also incur certain federal income tax penalties on withdrawals.

      Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 81%, 92% and 96% of the Company's sales were through The Dime Agency in 2002, 2001 and 2000, respectively.

      All policy reserves are established as the present value of estimated future policy benefits, such present value based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

      Recognition of Insurance Revenue and Related Benefits

      Premiums related to annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to the amount of expected future policy benefit payments.

      Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Other Revenues

      Other revenues include interest income from a financing agreement, asset management and advisory fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

      Income Taxes

      The Company applies the concepts of SFAS No. 109, Accounting for Income Taxes ("SFAS 109"), which establishes deferred tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted rates in effect for the year in which the differences are expected to reverse. SFAS 109 allows recognition of deferred tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

      The Company will file a consolidated federal income tax return with MLIIC and MetLife Investors Insurance Company of California ("MLIICCA"). The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. The allocation is based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

      Reinsurance

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish policy benefits. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the Company is subject or features that delay the timely reimbursement of claims. If the Company determines that a contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract on a deposit method of accounting.

      In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

      Separate Accounts

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

      Application of Accounting Pronouncements

      In November 2002, the FASB issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees, and expands financial statement disclosures for others. Disclosure requirements under FIN 45 are effective for financial statements of annual periods ending December 15, 2002 and are applicable to all guarantees issued by the guarantor subject to the provisions of FIN 45. The initial recognition and initial measurement provision of FIN No. 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The Company does not expect the initial adoption of FIN 45 to have a significant impact on the Company's financial statements.

      In June 2002, the FASB issued SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"), which must be adopted for exit and disposal activities initiated after December 31, 2002. SFAS 146 will require that a liability for a cost associated with an exit or disposal activity be recognized and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring) ("EITF 94-3"). The adoption of these requirements did not have a material impact on the Company's financial statements.

      Effective January 1, 2002 the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 was adopted January 1, 2002. The adoption of SFAS 144 by the Company did not have a material impact on the Company's financial statements at the date of adoption.

      Effective January 1, 2002, the Company adopted SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The Company did not amortize goodwill during 2002. Amortization of goodwill was $10 thousand for both the years ended December 31, 2001 and 2000. There was no impairment of intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002.

      In July 2001, the U.S. Securities and Exchange Commission ("SEC") released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

      Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue ("EITF") No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's financial statements.

      Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the SEC's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's financial statements.

      Effective January 1, 2000, the Company adopted Statement of Position ("SOP") 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and
      (iv) have an indeterminate risk. The adoption of SOP 98-7 did not have a material effect on the Company's financial statements.

2.  INVESTMENTS

      Fixed Maturities

      Fixed maturities at December 31, 2002 were as follows:

                                                 Gross Unrealized
                                       Amortized ---------------- Estimated
                                         Cost     Gain     Loss   Fair Value
                                       ---------  ------  ------  ----------
                                             (Dollars in thousands)
       Bonds:
         U.S. corporate securities     $ 69,419  $3,754   $1,250   $ 71,923
         Mortgage-backed securities      33,621   1,266        -     34,887
         Foreign corporate securities     6,023     277       70      6,230
         U.S. treasuries/agencies         3,977     357        -      4,334
         Asset-backed securities         15,360     486      309     15,537
         Foreign government securities      802       -        8        794
                                       --------   ------  ------   --------
         Total fixed maturities        $129,202  $6,140   $1,637   $133,705
                                       ========   ======  ======   ========

      Fixed maturities at December 31, 2001 were as follows:

                                                 Gross Unrealized
                                       Amortized ---------------- Estimated
                                         Cost     Gain     Loss   Fair Value
                                       ---------  ------   ----   ----------
                                            (Dollars in thousands)
        Bonds:
          U.S. corporate securities    $ 49,587  $1,711    $384    $ 50,914
          Mortgage-backed securities     63,623   1,330     396      64,557
          Foreign corporate securities    3,491      79       -       3,570
          U.S. treasuries/agencies          888      59       2         945
          Asset-backed securities        13,504     187      73      13,618
                                       --------   ------    ----   --------
          Total fixed maturities       $131,093  $3,366    $855    $133,604
                                       ========   ======    ====   ========

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $5,614 thousand and $4,275 thousand at December 31, 2002 and 2001, respectively. The Company did not have any non-income producing fixed maturities.

      The amortized cost and estimated fair value of bonds at December 31, 2002, by contractual maturity date, are shown below:

                                                    Amortized  Estimated
                                                      Cost     Fair Value
                                                    ---------  ----------
                                                    (Dollars in thousands)
        Due in one year or less                     $  5,745    $  5,861
        Due after one year through five years         53,550      56,175
        Due after five years through ten years        18,961      19,499
        Due after ten years                            1,965       1,746
                                                    --------    --------
          Subtotal                                    80,221      83,281
        Mortgage-backed and asset-backed securities   48,981      50,424
                                                    --------    --------
          Total bonds                               $129,202    $133,705
                                                    ========    ========

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

      Sales of securities classified as available-for-sale were as follows:

                                       Years ended December 31,
                                       ------------------------
                                         2002     2001    2000
                                       -------  -------  ------
                                        (Dollars in thousands)
               Proceeds                $57,231  $79,912  $2,426
               Gross investment gains  $   900  $ 1,361  $    -
               Gross investment losses $  (660) $  (951) $  (27)

      The Company had no impaired fixed maturities in 2002, 2001 or 2000.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      Assets on Deposit

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $1,075 thousand and $452 thousand at December 31, 2002 and 2001, respectively.

      Net Investment Income

      The components of net investment income were as follows:

                                                       Years ended December 31,
                                                       ------------------------
                                                        2002     2001    2000
                                                        ------  ------  ------
                                                       (Dollars in thousands)
     Fixed maturities                                  $8,770   $8,213  $4,515
     Cash, cash equivalents and short-term investments    142    1,595     609
     Other                                                  -       20       -
                                                        ------  ------  ------
       Total                                            8,912    9,828   5,124
     Less: Investment expenses                            139        -       4
                                                        ------  ------  ------
       Net investment income                           $8,773   $9,828  $5,120
                                                        ======  ======  ======

      Net Investment Gains (Losses)

      Net investment gains (losses) were as follows:

                                                          Years ended December 31,
                                                          -----------------------
                                                          2002     2001    2000
                                                          ----     -----   ----
                                                          (Dollars in thousands)
   Fixed maturities                                       $240    $ 410    $(12)
   Other                                                   (16)     220     (15)
                                                           ----    -----    ----
     Total                                                 224      630     (27)
                                                           ----    -----    ----
   Amounts allocable to deferred policy acquisition costs  (54)    (422)     18
                                                           ----    -----    ----
     Net investment gains (losses)                        $170    $ 208    $ (9)
                                                           ====    =====    ====

      Net Unrealized Investment Gains

      The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                              Years ended December 31,
                                             -------------------------
                                               2002     2001     2000
                                             -------  -------  -------
                                               (Dollars in thousands)
         Fixed maturities                    $ 4,503  $ 2,511  $ 2,347
         Amounts allocable to:
           Deferred policy acquisition costs  (2,520)  (1,483)  (1,502)
           Deferred income taxes                (694)    (359)    (296)
                                             -------  -------  -------
           Total                              (3,214)  (1,842)  (1,798)
                                             -------  -------  -------
           Net unrealized investment gains   $ 1,289  $   669  $   549
                                             =======  =======  =======

      The changes in net unrealized investment gains were as follows:

                                                        Years ended December 31,
                                                        ----------------------
                                                          2002    2001    2000
                                                        -------   ----  -------
                                                        (Dollars in thousands)
 Balance at January 1                                   $   669   $549  $     -
 Unrealized investment gains during the year              1,992    164    2,347
 Unrealized investment gains relating to:
 Amounts allocable to deferred policy acquisition costs  (1,037)    19   (1,502)
 Deferred income taxes                                     (335)   (63)    (296)
                                                        -------   ----  -------
 Balance at December 31                                 $ 1,289   $669  $   549
                                                        =======   ====  =======
 Net change in unrealized investment gains              $   620   $120  $   549
                                                        =======   ====  =======

3.  FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                              Carrying   Estimated
                                               Value     Fair Value
              December 31, 2002               --------   ----------
                                              (Dollars in thousands)
              Assets:
                Fixed maturities              $133,705    $133,705
                Short-term investments             604         604
                Cash and cash equivalents       17,974      17,974
              Liabilities:
                Policyholder account balances  346,118     318,279

                                              Carrying   Estimated
                                               Value     Fair Value
              December 31, 2001               --------   ----------
                                              (Dollars in thousands)
              Assets:
                Fixed maturities              $133,604    $133,604
                Short-term investments             572         572
                Cash and cash equivalents        8,159       8,159
              Liabilities:
                Policyholder account balances  224,999     202,172

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

         Fixed Maturities

            The fair value of fixed maturities is based upon quotations published by applicable exchanges or received from other reliable sources. For securities in which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

         Cash and Cash Equivalents and Short-term Investments

            The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

         Policyholder Account Balances

            The fair value of policyholder account balances are estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

4.  SEPARATE ACCOUNTS

      Separate accounts reflect one category of risk assumption: non-guaranteed separate accounts totaling $4,481 thousand and $3,301 thousand at December 31, 2002 and 2001, respectively, for which the policyholder assumes the investment risk.

      Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $278 thousand, $65 thousand and $13 thousand for the years ended December 31, 2002, 2001 and 2000, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk.

5.  COMMITMENTS AND CONTINGENCIES

      There are no pending legal proceedings which are beyond the ordinary course of business which could have a material financial effect on the Company.

6.  INCOME TAXES

      The provision for income taxes was as follows:

                                           Years ended December 31,
                                           ------------------------
                                            2002      2001    2000
                                            ------   ------   ----
                                           (Dollars in thousands)
                Current:
                  Federal                  $  685    $1,240   $ 65
                  State                       (29)        -
                Deferred:
                  Federal                   1,144      (945)   887
                                            ------   ------   ----
                Provision for income taxes $1,800    $  295   $952
                                            ======   ======   ====

      Income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax income as a result of the following:

                                                 Years ended December 31,
                                                 -----------------------
                                                  2002     2001    2000
                                                  ------   ----    ----
                                                 (Dollars in thousands)
            Tax provision at U.S. statutory rate $1,825    $300    $893
            Tax effect of:
              Tax exempt investment income           (2)     (9)      2
              Goodwill amortization                   -       3       3
              State tax net of federal benefit      (30)      -      65
              Other, net                              7       1     (11)
                                                  ------    ----   ----
              Provision for income taxes         $1,800    $295    $952
                                                  ======    ====   ====

      Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                       December 31,
                                                       ----------------------
                                                        2002        2001
                                                         ------      ------
                                                       (Dollars in thousands)
            Deferred income tax assets:
              Reserve for future policy benefits       $5,300      $4,164
              Tax basis of intangible assets purchased  1,016       1,392
              Investments                                   -         394
              Loss and credit carryforwards               554         509
              Other, net                                   17           -
                                                         ------      ------
                                                        6,887       6,459
                                                         ------      ------
            Deferred income tax liabilities:
              Deferred policy acquisition costs         5,002       4,112
              Investments                                 687           -
              Net unrealized investment gains             694         359
              Other, net                                    -           6
                                                         ------      ------
                                                        6,383       4,477
                                                         ------      ------
            Net deferred income tax asset              $  504      $1,982
                                                         ======      ======

      The Company has net operating loss carryforwards amounting to $1,200 thousand at December 31, 2002, which will expire in 2015. The Company also has capital loss carryforwards of $370 thousand at December 31, 2002 which will expire in 2005 through 2006. The loss carryforwards are expected to be utilized during the period allowed.

      A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred tax assets.

      On June 1, 1995, GALIC formed Cova Corporation and purchased MLIIC, then known as Xerox Financial Services Life Insurance Company ("XFSLIC"), from Xerox Financial Services, Inc.

      ("XFSI"), a wholly owned subsidiary of Xerox Corporation. XFSI and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code
      Section 338(h)(10). As a result of the election, the tax basis of the Company's assets as of the date of the GALIC acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $10,800 thousand for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

      The Company has been audited by the Internal Revenue Service for the years through and including 1996. The Company is being audited for the years 1997 through 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

7.  REINSURANCE

      Effective January 1, 2001, the Company entered into a reinsurance agreement with Metropolitan Life to automatically cede certain SPDA contracts issued on a 90% coinsurance basis. The agreement is considered to be financing and does not meet the conditions for reinsurance accounting under GAAP. There was no impact on the Company's financial statements resulting from this transaction.

      Effective July 1, 2002, the Company entered into a reinsurance agreement with Metropolitan Life to automatically cede variable annuity ("VA") contracts issued on a 90% modified coinsurance basis. The agreement is treated as a financing agreement since it does not meet the conditions for reinsurance accounting under GAAP.

      In 1991, the Company entered into a reinsurance agreement with Nationwide Life Insurance Company ("Nationwide") to cede 100% of the Company's traditional life insurance policies and a block of annuities. The Company ceded reserves of $1,727 thousand, $1,728 thousand and $1,696 thousand to Nationwide at December 31, 2002, 2001 and 2000, respectively.

      The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                                          Years ended December 31,
                                          -----------------------
                                          2002    2001    2000
                                          ----    ----    ----
                                          (Dollars in thousands)
                      Direct premiums     $86     $277    $ 36
                      Reinsurance assumed   -        -       -
                      Reinsurance ceded     -        -     (36)
                                          ---      ----    ----
                      Net premiums        $86     $277    $  -
                                          ===      ====    ====

8.  RELATED PARTY TRANSACTIONS

      The Company entered into a Service Agreement, an Investment Management Agreement and a Principal Underwriters and Selling Agreement with its affiliated companies for 2002 and 2001. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. MetLife Investors Group, Inc.

      ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2002 and 2001 for the Company, recorded in other expenses were $771 thousand and $1,160 thousand, respectively.

      Prior to the Company's 2001 agreement, the Company had a contractual agreement for management, operations, and servicing agreements with its affiliated companies. The affiliated companies were Cova Life Management Company ("CLMC") which provided management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and Metropolitan Life, which provided investment advice; and Cova Life Administration Service Company which provided underwriting, policy issuance, claims, and other policy administration functions. Expenses and fees paid to affiliated companies in 2000 by the Company were $566 thousand.

      Since the Company is a member of a controlled group of affiliated companies it's results may not be indicative of those of a stand alone entity.

9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                                 Years ended December 31,
                                                -------------------------
                                                  2002     2001     2000
                                                -------  -------  -------
                                                  (Dollars in thousands)
     Compensation                               $    24  $   116  $   431
     Commissions                                  5,430    7,500    2,824
     Interest and debt issue costs                   40        -        -
     Amortization of policy acquisition costs       363      976      (98)
     Capitalization of policy acquisition costs  (5,624)  (9,179)  (2,949)
     Rent, net of sublease income                     -       12       42
     Other                                        1,264    1,625      426
                                                -------  -------  -------
       Total other expenses                     $ 1,497  $ 1,050  $   676
                                                =======  =======  =======

10. STOCKHOLDER'S EQUITY

      Dividend Restrictions

      Under the New York Insurance Law, the maximum amount of distributions which can be made to the Company's parent in any given year, without prior approval by the New York Commissioner of Insurance, is equal to the lesser of (i) 10% of the Company's surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment gains). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the New York Commissioner of Insurance. At December 31, 2002, the maximum amount of dividends the Company could pay MLIIC in 2003 without prior approval from the state insurance regulatory authorities is $3,062 thousand.

      Statutory Equity and Income

      Applicable insurance department regulations require that the insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis. As of December 31, 2001, New York Statutory Accounting Practices did not provide for deferred income taxes. The Department has adopted a modification to its regulations, effective December 31, 2002, with respect to the admissibility of deferred taxes by New York insurers, subject to certain limitations. Statutory net income (loss) of the Company, as filed with the Department, was $4,489 thousand, $1,476 thousand and $(2,565) thousand for the years ended December 31, 2002, 2001 and 2000, respectively; statutory capital and surplus, as filed was $32,616 thousand and $27,871 thousand at December 31, 2002 and 2001, respectively.

      The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification in accordance with NAIC guidance would have increased the Company's capital and surplus by approximately $700 thousand. The adoption of the Codification as modified by the Department, did not have any impact on the Company's statutory capital and surplus as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory surplus and capital.

11. OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001 and 2000 to avoid double-counting in other comprehensive income items that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:

                                                                           Years Ended December 31,
                                                                           -----------------------
                                                                             2002    2001    2000
                                                                           -------  -----  -------
                                                                            (Dollars in thousands)
Holding gains on investments arising during the year                       $ 2,415  $ 792  $ 2,320
Income tax effect of holding gains or losses                                  (846)  (270)    (791)
Reclassification adjustments:
 Recognized holding (gains) losses included in current year income            (224)  (410)      27
 Amortization of premiums and accretion of discounts associated with
   investments                                                                (199)  (218)       -
 Recognized holding gains (losses) allocated to other policyholder amounts      54    422      (18)
 Income tax effect                                                             129     70      (10)
Allocation of holding gains on investments relating to other policyholder
  amounts                                                                   (1,091)  (403)  (1,484)
Income tax effect of allocation of holding gains or losses to other
  policyholder amounts                                                         382    137      505
                                                                           -------  -----  -------
Other comprehensive income                                                 $   620  $ 120  $   549
                                                                           =======  =====  =======

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements
         --------------------

          The following financial statements of the Separate Account are included in Part B hereof:

          1.   Reports of Independent Auditors.

          2.   Statement of Assets and Liabilities of December 31, 2002.

          3.   Statement of Operations for the year ended December 31, 2002.

          4. Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001.

          5.   Notes to Financial Statements - December 31, 2002 and 2001.

          The following financial statements of the Company are included in Part B hereof:

          1.   Independent Auditors Report.

          2.   Balance Sheets as of December 31, 2002 and 2001.

          3. Statements of Income for the years ended December 31, 2002, 2001 and 2000.

          4. Statement of Stockholders Equity for the years ended December 31, 2002, 2001 and 2000.

          5. Statement of Cash Flows for the years ended December 31, 2002, 2001 and 2000.

          6.   Notes to Financial Statements.

b.       Exhibits
         --------

          1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account. *

          2.   Not Applicable.

          3.   Principal Underwriter's Agreement.+

          4.   (i)      Individual Flexible Purchase Payment Deferred
                        Variable Annuity Contract.**

               (ii)     Fixed Account Rider.**

               (iii)    Enhanced Dollar Cost Averaging Rider.**

               (iv)     Three Month Market Entry Rider.**

               (v)      Death Benefit Rider - (Annual Step-Up).**

               (vi) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider.**

               (vii)    Waiver of Withdrawal Charge for Terminal Illness
                        Rider.**

               (viii)   Individual Retirement Annuity Endorsement.**

               (ix)     Roth Individual Retirement Annuity Endorsement.**

               (x)      401 Plan Endorsement.**

               (xi)     Tax Sheltered Annuity Endorsement.**

               (xii)    Unisex Annuity Rates Rider.**

               (xiii)   Simple Individual Retirement Annuity Endorsement.**

          5.   Variable Annuity Application.***

          6.   (i)      Copy of Articles of Incorporation of the Company.*
               (ii)     Copy of Amended and Restated Bylaws of the Company.***

          7.   (i)      Reinsurance Agreement between First MetLife Investors
                        Insurance Company and Metropolitan Life Insurance
                        Company.

          8.   (i)      Fund Participation Agreement by and among AIM
                        Variable Insurance Funds, Inc., AIM Distributors,
                        Inc., First Cova Life Insurance Company and Cova Life
                        Sales Company+

               (ii) Participation Agreement among First MetLife Investors Insurance Company, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc.***

               (iii) Shareholder Services Agreement by and between First Cova Life Insurance Company and American Century Investment Management, Inc.***

               (iv) Fund Participation Agreement between First MetLife Investors Insurance Company, and each of Dreyfus Variable Investment Fund and Dreyfus Life and Annuity Index Funds, Inc. (d/b/a Dreyfus Stock Index Fund)***

               (v) Participation Agreement by and among First MetLife Investors Insurance Company, Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III ***

               (vi) Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and First Cova Financial Life Insurance Company ***

               (vii) Fund Participation Agreement by and among First MetLife Investors Insurance Company, Invesco Variable Investment Funds, Inc., Invesco Funds Group, Inc. and Invesco Distributors, Inc.***

               (viii) Participation Agreement among MFS Variable Insurance Trust, First Cova Life Insurance Company and Massachusetts Financial Services Company+

               (ix) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company***

               (x) Participation Agreement among New England Zenith Fund, MetLife Advisers, LLC, New England Securities Corporation and First MetLife Investors Insurance Company***

               (xi) Participation Agreement among First MetLife Investors Insurance Company, Pimco Variable Insurance Trust and Pimco Funds Distributors LLC***

               (xii) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and First Cova Life Insurance Company***

               (xiii) Participation Agreement by and between Scudder Variable Series I and First MetLife Investors Insurance Company***

          9.   CONSENT OF COUNSEL.

          10.  CONSENTS OF INDEPENDENT AUDITORS.

          11.  Not Applicable.

          12.  Not Applicable.

          13.  Calculation of Performance Information.

          14.  Company Organizational Chart.

               *        incorporated by reference to Registrant's
                        Post-Effective Amendment No. 4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

               ** incorporated by reference to Registrant's Form 4 (File Nos. 333-96773 and 811-8306) as electronically filed on July 19, 2002.

               *** incorporated by reference to Registrant's Pre-Effective Amendment No. 1 (File Nos. 333-96773 and 811-8306) as electronically filed on October 15, 2002.

               +        incorporated by reference to Registrant's
                        Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174) as electronically filed on May 1, 2001.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                         Positions and Offices
 Business Address                          with Depositor
----------------------                     ----------------------

Michael K. Farrell                         Chairman of the Board, President,
22 Corporate Plaza Drive                   Chief Executive Officer and Director
Newport Beach, CA  92660

Norse N. Blazzard                          Director
4401 West Tradewinds Avenue
Suite 207
Lauderdale by the Sea, FL  33308

James P. Bossert                           Executive Vice President, Chief
22 Corporate Plaza Drive                   Financial Officer and Director
Newport Beach, CA  92660

Elizabeth M. Forget                        Director
One Madison Avenue
New York, NY  10010

George Foulke                              Director
501 Route 22
Bridgewater, NJ 08807

Francis A. Goodhue, III                    Director
Morgan Guaranty
345 Park Avenue
New York, NY  10017

Richard A. Hemmings                        Director
Lord, Bissell & Brook
115 S. LaSalle Street
Chicago, IL  60603

Brian A. Kroll                             Director
22 Corporate Plaza Drive
Newport Beach, CA  92660

Hugh C. McHaffie                           Director
501 Boylston Street
Boston, MA  02116

Thomas A. Price                            Director
Bank of New York
1 Wall Street
New York, NY  10286

Richard C. Pearson                         Senior Vice President, General
22 Corporate Plaza Drive                   Counsel, Secretary and Director
Newport Beach, CA  92660

Jeffrey A. Tupper                          Assistant Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                       Vice President
22 Corporate Plaza Drive
Newport Beach, CA  92660

Louis M. Weisz                             Vice President, Appointed Actuary
501 Boylston Street
Boston, MA  02116

Anthony J. Williamson                      Treasurer
One Madison Avenue
New York, NY  10001

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Form N-4 Registration Statement (File No. 333-96773) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of February 28, 2003, there were 1 qualified contract owners and 6 non-qualified contract owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article VII, Section VII.1) provide that:

The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:

(1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

(2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,

         (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

         (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.

Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.

If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.

The Corporation shall have the power, in furtherance of the provisions of this
Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.

No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

         Met Investors Series Trust
         MetLife Investors USA Separate Account A
         MetLife Investors Variable Annuity Account One
         MetLife Investors Variable Annuity Account Five
         MetLife Investors Variable Life Account One
         MetLife Investors Variable Life Account Five

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.

NAME AND PRINCIPAL                          POSITIONS AND OFFICES
 BUSINESS ADDRESS                             WITH UNDERWRITER
 ----------------                             ----------------

Richard C. Pearson                      President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Elizabeth M. Forget                     Executive Vice President and Director
One Madison Avenue
New York, NY  10010

Edward Wilson                           Executive Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

James P. Bossert                        Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Brian A. Kroll                          Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Michael K. Farrell                      Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul Hipworth                           Executive Vice President, Chief
22 Corporate Plaza Drive                Financial Officer
Newport Beach, CA 92660

Paul A. LaPiana                         Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Leslie Sutherland                       Executive Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Charles M. Deuth                        Vice President and Director
22 Corporate Plaza Drive
Newport Beach, CA 92660

Debora L. Buffington                    Vice President, Director of Compliance
22 Corporate Plaza Drive
Newport Beach, CA 92660

James R. Fitzpatrick                    Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul M. Kos                             Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Deron J. Richens                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paul A. Smith                           Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Cathy Sturdivant                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Paulina Vakouros                        Vice President
22 Corporate Plaza Drive
Newport Beach, CA 92660

Jonnie L. Crawford                      Secretary
22 Corporate Plaza Drive
Newport Beach, CA 92660

Anthony J. Williamson                   Treasurer
One Madison Avenue
New York, NY 10010

     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.   UNDERTAKINGS

         a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

         b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         d. First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

         1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

         2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

         3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

         4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach, and State of California on this 25th day of April, 2003.

                                   FIRST METLIFE INVESTORS VARIABLE ANNUITY
                                   ACCOUNT ONE
                                   (Registrant)

                                   By: FIRST METLIFE INVESTORS INSURANCE COMPANY

                                   By: /s/ Michael K. Farrell
                                       -----------------------------------------
                                       Michael K. Farrell
                                       President and Chief Executive Officer

                                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                                   (Depositor)

                                   By: /s/ Michael K. Farrell
                                       -----------------------------------------
                                       Michael K. Farrell
                                       President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Michael K. Farrell               Chief Executive Officer, President and Director           4-25-03
-----------------------------                                                                  --------
Michael K. Farrell                                                                             Date

/s/ James P. Bossert                 Executive Vice President and Chief Financial Officer      4-25-03
-----------------------------        (Principal Accounting Officer) and Director               --------
James P. Bossert                                                                               Date

                                     Director                                                  4-25-03
-----------------------------                                                                  --------
Norse N. Blazzard                                                                              Date

/s/ Elizabeth M. Forget*             Director                                                  4-25-03
-----------------------------                                                                  --------
Elizabeth M. Forget                                                                            Date

/s/ George Foulke*                   Director                                                  4-25-03
-----------------------------                                                                  --------
George Foulke                                                                                  Date

/s/ Francis A. Goodhue*              Director                                                  4-25-03
-----------------------------                                                                  --------
Francis A. Goodhue, III                                                                        Date

/s/ Richard A. Hemmings*             Director                                                  4-25-03
-----------------------------                                                                  --------
Richard A. Hemmings                                                                            Date

/s/ Brian A. Kroll*                  Director                                                  4-25-03
-----------------------------                                                                  --------
Brian A. Kroll                                                                                 Date

/s/ Hugh C. McHaffie*                Director                                                  4-25-03
-----------------------------                                                                  --------
Hugh C. McHaffie                                                                               Date

/s/ Richard C. Pearson               Director                                                  4-25-03
-----------------------------                                                                  --------
Richard C. Pearson                                                                             Date

/s/ Thomas A Price*                  Director                                                  4-25-03
-----------------------------                                                                  --------
Thomas A. Price                                                                                Date

/s/ Jeffrey A. Tupper*               Director                                                  4-25-03
-----------------------------                                                                  --------
Jeffrey A. Tupper                                                                              Date

                                      *By:  /s/ RICHARD C. PEARSON
                                            ------------------------------------
                                            Richard C. Pearson, Attorney-in-Fact

                   First MetLife Investors Insurance Company

                               Power of Attorney

                               Michael K. Farrell
                        Chairman of the Board, President
                          and Chief Executive Officer

    KNOW ALL MEN BY THESE PRESENTS, that I, Chairman of the Board, President and Chief Executive Officer of First MetLife Investors Insurance Company, a New York company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with First MetLife Investors Variable Annuity Account One, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or a ppropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

    IN WITNESS WHEREOF, I have hereunto set my hand this ____ day of December, 2002.

                                             /s/ Michael K. Farrell
                                             -------------------------------
                                             Michael K. Farrell

                   First MetLife Investors Insurance Company

                               Power of Attorney

                                James P. Bossert
               Executive Vice President, Chief Financial Officer,
                   Principal Accounting Officer and Director

    KNOW ALL MEN BY THESE PRESENTS, that I, Executive Vice President, Chief Financial Officer, Principal Accounting Officer and Director of First MetLife Investors Insurance Company, a New York company, do hereby appoint Michele H. Abate, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with First MetLife Investors Variable Annuity Account One, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

    IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2002.

                                             /s/ James P. Bossert
                                             -------------------------------
                                             James P. Bossert

                   First MetLife Investors Insurance Company

                               Power of Attorney

                              Elizabeth M. Forget
                                    Director

    KNOW ALL MEN BY THESE PRESENTS, that I, a Director of First MetLife Investors Insurance Company, a New York company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with First MetLife Investors Variable Annuity Account One, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectu ate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

    IN WITNESS WHEREOF, I have hereunto set my hand this 16th day of December, 2002.

                                             /s/ Elizabeth M. Forget
                                             -------------------------------
                                             Elizabeth M. Forget

                   First MetLife Investors Insurance Company

                               Power of Attorney

                            Francis A. Goodhue, III
                                    Director

    KNOW ALL MEN BY THESE PRESENTS, that I, a Director of First MetLife Investors Insurance Company, a New York company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with First MetLife Investors Variable Annuity Account One, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectu ate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

    IN WITNESS WHEREOF, I have hereunto set my hand this 30th day of December, 2002.

                                             /s/ Francis A. Goodhue, III
                                             -------------------------------
                                             Francis A. Goodhue, III

                   First MetLife Investors Insurance Company

                               Power of Attorney

                              Richard A. Hemmings
                                    Director

    KNOW ALL MEN BY THESE PRESENTS, that I, a Director of First MetLife Investors Insurance Company, a New York company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with First MetLife Investors Variable Annuity Account One, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectu ate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

    IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2002.

                                             /s/ Richard A. Hemmings
                                             -------------------------------
                                             Richard A. Hemmings

                   First MetLife Investors Insurance Company

                               Power of Attorney

                                 Brian A. Kroll
                                    Director

    KNOW ALL MEN BY THESE PRESENTS, that I, a Director of First MetLife Investors Insurance Company, a New York company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with First MetLife Investors Variable Annuity Account One, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

    IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2002.

                                             /s/ Brian A. Kroll
                                             -------------------------------
                                             Brian A. Kroll

                   First MetLife Investors Insurance Company

                               Power of Attorney

                                Hugh C. McHaffie
                                    Director

    KNOW ALL MEN BY THESE PRESENTS, that I, Director of First MetLife Investors Insurance Company, a New York company, do hereby appoint Michele H. Abate, James
P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with First MetLife Investors Variable Annuity Account One, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuat e the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

    IN WITNESS WHEREOF, I have hereunto set my hand this 31st day of December, 2002.

                                             /s/ Hugh C. McHaffie
                                             -------------------------------
                                             Hugh C. McHaffie

                   First MetLife Investors Insurance Company

                               Power of Attorney

                               Richard C. Pearson
                      Executive Vice President, Secretary
                                  and Director

    KNOW ALL MEN BY THESE PRESENTS, that I, Executive Vice President, Secretary and Director of First MetLife Investors Insurance Company, a New York company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Gina C. Sandonato and Marie
C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with First MetLife Investors Variable Annuity Account, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in or der to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

    IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of December, 2002.

                                              /s/ Richard C. Pearson
                                             -------------------------------
                                             Richard C. Pearson

                   First MetLife Investors Insurance Company

                               Power of Attorney

                                Thomas A. Price
                                    Director

    KNOW ALL MEN BY THESE PRESENTS, that I, a Director of First MetLife Investors Insurance Company, a New York company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with First MetLife Investors Variable Annuity Account, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectuate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

    IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2002.

                                             /s/ Thomas A. Price
                                             -------------------------------
                                             Thomas A. Price

                   First MetLife Investors Insurance Company

                               Power of Attorney

                                 George Foulke
                                    Director

    KNOW ALL MEN BY THESE PRESENTS, that I, a Director of First MetLife Investors Insurance Company, a New York company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with First MetLife Investors Variable Annuity Account One, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectu ate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

    IN WITNESS WHEREOF, I have hereunto set my hand this 5th day of March, 2003.

                                             /s/ George Foulke
                                             -------------------------------
                                             George Foulke

                   First MetLife Investors Insurance Company

                               Power of Attorney

                               Jeffrey A. Tupper
                                    Director

    KNOW ALL MEN BY THESE PRESENTS, that I, a Director of First MetLife Investors Insurance Company, a New York company, do hereby appoint Michele H. Abate, James P. Bossert, John E. Connolly, Jr., Michael K. Farrell, Anne M. Goggin, Brian A. Kroll, Richard C. Pearson, Gina C. Sandonato and Marie C. Swift, and each of them severally, my true and lawful attorney-in-fact, for me and in my name, place and stead to execute and file any instrument or document to be filed as part of or in connection with or in any way related to the Registration Statements and any and all amendments thereto, filed by said Company under the Securities Act of 1933 and/or the Investment Company Act of 1940, in connection with First MetLife Investors Variable Annuity Account One, or any other separate accounts for variable contracts of said Company created in the future, and to have full power and authority to do or cause to be done in my name, place and stead each and every act and thing necessary or appropriate in order to effectu ate the same, as fully to all intents and purposes as I might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact or any of them, may do or cause to be done by virtue hereof. Each said attorney-in-fact shall have power to act hereunder with or without the others.

    IN WITNESS WHEREOF, I have hereunto set my hand this 5th day of March, 2003.

                                             /s/ Jeffrey A. Tupper
                                             -------------------------------
                                             Jeffrey A. Tupper

                               INDEX TO EXHIBITS

EX-99 B.7. (i)   Reinsurance Agreement between First MetLife Investors Insurance
                 Company and Metropolitan Life Insurance Company.

EX-99 B.9.       Consent of Counsel

EX-99 B.10.      Consents of Independent Auditors

EX-99.B.14.      Company Organizational Chart.